UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. REIT ETF and Schwab Fundamental Index ETFs

(Exact name of registrant as specified in charter)

211 Main Street,

San Francisco, California 94105

(Address of principal executive offices)          (Zip code)

Jonathan de. St. Paer

Schwab Strategic Trust – Schwab U.S. REIT ETF and Schwab Fundamental Index ETFs

211 Main Street,

San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 627-7000

Date of fiscal year end: February 28

Date of reporting period: August 31, 2021

Item 1: Report(s) to Shareholders.

Semiannual Report  |  August 31, 2021
Schwab U.S. REIT ETF

                  Ticker Symbol  SCHH

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.
1
Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended August 31, 2021
Schwab U.S. REIT ETF (Ticker Symbol: SCHH)
Market Price Return[1]	25.89%
NAV Return[1]	25.89%
Dow Jones Equity All REIT Capped Index[2]	25.92%
ETF Category: Morningstar Real Estate[3]	23.62%
Performance Details	pages 6-7
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Small-company stocks are subject to greater volatility than many other asset classes.
The fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Equity All REIT Capped Index (the Index) is a product of S&P Dow Jones Indices LLC, and the trademark and Index have been licensed for use by CSIM. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Effective June 22, 2020, the fund changed its index from the Dow Jones U.S. Select REIT IndexTM to the Dow Jones Equity All REIT Capped Index (index) in connection with a change to the fund’s investment objective and investment strategies to invest its assets in accordance with the index. The inception date of the Dow Jones Equity All REIT Capped Index is April 13, 2020.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
2
Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
The Investment Environment

For the six-month reporting period ended August 31, 2021, U.S. equity markets generated solid returns, with several key equity market indices ending the reporting period just off record highs. Despite persisting COVID-19 pandemic-driven stresses on the U.S. economy and the emergence and rapid spread of the Delta variant during the summer, equity markets continued to rise on economic recovery, strong earnings, ongoing fiscal stimulus measures, and optimism related to increased vaccination rates. For the reporting period, the Dow Jones Equity All REIT Capped Index, which represents U.S. real estate investment trusts (REITs) returned 25.92%, while the FTSE EPRA Nareit Global Index (Net)*, which represents general trends in eligible real estate securities worldwide, returned 15.20%. The S&P 500® Index, a bellwether for the overall U.S. stock market, returned 19.52% for the same period.
After falling under severe pressure early in the COVID-19 pandemic as demand fell and funding waned, U.S. REITs recovered over the reporting period, rising steadily throughout the period. The recovery was fueled by inflation concerns and low interest rates, although performance varied widely across sectors. Among REIT sub-industries in the Dow Jones Equity All REIT Capped Index, all but one posted positive, double-digit returns for the reporting period. The strongest performer was the residential REITs sub-industry. Residential REITs benefited from growing demand for apartments, which rebounded quickly beginning in the first quarter of 2021. Single-family homes and manufactured homes were similarly in high demand. The weakest sub-industry for the reporting period, and the only sub-industry to post a negative return, was the hotel & resort REITs sub-industry. Hotel & resort REITs lost ground on constrained leisure and business travel, which have been exacerbated by the spread of the Delta variant.
Bolstered by the extensive emergency rescue and fiscal stimulus measures passed by the U.S. Congress and U.S. Federal Reserve (Fed) beginning in March 2020, the U.S. economy began to recover from the dramatic impact of the COVID-19 pandemic beginning in the third quarter of 2020. Gross domestic product (GDP) growth stabilized beginning in the fourth quarter of 2020, growing at an annualized rate of 4.3% for the fourth quarter of 2020, 6.3% for the first quarter of 2021, and 6.7% for the second quarter of 2021. Unemployment, which skyrocketed in April 2020 but began falling starting in May 2020, fell over the reporting period. Inflation, which had remained well below the Fed’s traditional 2% target until March 2021, when it jumped, continued to rise through June 2021 and remained elevated through August 2021, largely due to supply and demand imbalances in the labor market, supply chain bottlenecks, increased consumer demand, particularly for travel-related services early in the reporting period, and higher energy costs.
Asset Class Performance Comparison % returns during the 6 months ended August 31, 2021

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
3
Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
The Investment Environment (continued)

For the most part, central banks around the world maintained the low—and for some international central banks, negative—interest rates instituted prior to, and in response to, the COVID-19 pandemic. In the U.S., despite improving economic data, the Fed reiterated several times during the reporting period its intention to continue its support of the economy for as long as is needed to achieve a full recovery, while acknowledging that it was keeping an eye on rising inflation. The Fed maintained the federal funds rate in a range of 0.00% to 0.25% throughout the reporting period. By the end of the reporting period, the Fed indicated that it would likely begin reducing its bond purchases as early as late 2021 with Fed Chair Jerome Powell noting that the Fed’s bond tapering should not be seen as an indication of an imminent interest rate hike.
4
Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset Management, leads the portfolio management team for passive equity Schwab Funds and Schwab ETFs. He also has overall responsibility for all aspects of the management of the fund. Before joining Schwab in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr. Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the fund. Prior to joining Schwab in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years. Mr. Sinha also spent time as a software consultant at DPM Mellon, LLC and an equity trader at Jane Street Capital.
5
Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. REIT ETF (1/13/11)
Market Price Return[2]	25.89%	36.57%	5.09%	9.09%
NAV Return[2]	25.89%	36.65%	5.08%	9.08%
Dow Jones Equity All REIT Capped Index[3]	25.92%	36.74%	N/A	N/A
REIT Spliced Index	25.92%	36.74%	5.14%	9.17%
Dow Jones U.S. Select REIT IndexTM	25.33%	44.17%	6.44%	9.85%
ETF Category: Morningstar Real Estate[4]	23.62%	38.25%	8.05%	10.30%
Fund Expense Ratio[5]: 0.07%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see the Glossary.
Small-company stocks may be subject to greater volatility than many other asset classes.
The fund is subject to risks associated with the direct ownership of real estate securities, and an investment in the fund will be closely linked to the performance of the real estate markets.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Equity All REIT Capped Index (the Index) is a product of S&P Dow Jones Indices LLC, and the trademark and Index have been licensed for use by CSIM. The Schwab U.S. REIT ETF is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Effective June 22, 2020, the fund changed its index from the Dow Jones U.S. Select REIT IndexTM to the Dow Jones Equity All REIT Capped Index (index) in connection with a change to the fund’s investment objective and investment strategies to invest its assets in accordance with the index. The inception date of the Dow Jones Equity All REIT Capped Index is April 13, 2020.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.
6
Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Performance and Fund Facts as of August 31, 2021

Statistics1
Number of Holdings	141
Weighted Average Market Cap (millions)	$42,315
Price/Earnings Ratio (P/E)	46.0
Price/Book Ratio (P/B)	3.2
Portfolio Turnover Rate	2% [2,3]
Industry Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Industry Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.
7
Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in the fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2021 and held through August 31, 2021.
Actual Return line in the table below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for the fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return line in the table below provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 3/1/21	Ending Account Value (Net of Expenses) at 8/31/21	Expenses Paid During Period 3/1/21-8/31/21[2]
Schwab U.S. REIT ETF
Actual Return	0.07%	$1,000.00	$1,258.90	$0.40
Hypothetical 5% Return	0.07%	$1,000.00	$1,024.85	$0.36

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.
8
Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Financial Statements
Financial Highlights
	3/1/21– 8/31/21*	3/1/20– 2/28/21	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17
Per-Share Data
Net asset value at beginning of period	$38.96	$42.29	$43.29	$37.08	$42.08	$37.71
Income (loss) from investment operations:
Net investment income (loss)[1]	0.63	0.84	1.32	1.29	1.20	1.04
Net realized and unrealized gains (losses)	9.44	(3.08)	(1.00)	6.33	(5.28)	4.48
Total from investment operations	10.07	(2.24)	0.32	7.62	(4.08)	5.52
Less distributions:
Distributions from net investment income	(0.23)	(1.09)	(1.32)	(1.41)	(0.92)	(1.15)
Net asset value at end of period	$48.80	$38.96	$42.29	$43.29	$37.08	$42.08
Total return	25.89% [2]	(4.98%)	0.59%	20.85%	(9.91%)	14.74%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07% [3]	0.07%	0.07%	0.07%	0.07%	0.07%
Net investment income (loss)	2.78% [3]	2.33%	2.88%	3.17%	2.93%	2.50%
Portfolio turnover rate[4]	2% [2]	59%	6%	7%	8%	14%
Net assets, end of period (x 1,000)	$6,448,765	$4,891,906	$5,717,395	$5,127,268	$3,691,377	$3,037,968

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
9
Schwab U.S. REIT ETF  |  Semiannual Report
See financial notes

Schwab U.S. REIT ETF
Portfolio Holdings as of August 31, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Diversified REITs 4.0%
Alexander & Baldwin, Inc.	316,544	6,609,439
American Assets Trust, Inc.	219,574	8,743,437
Broadstone Net Lease, Inc.	681,101	18,662,167
DigitalBridge Group, Inc. *	2,126,179	14,670,635
Empire State Realty Trust, Inc., Class A	615,699	6,323,229
Essential Properties Realty Trust, Inc.	513,578	16,645,063
Global Net Lease, Inc.	416,416	7,079,072
iStar, Inc. (a)	320,315	8,472,332
PS Business Parks, Inc.	87,858	13,813,913
STORE Capital Corp.	1,064,035	38,379,743
VEREIT, Inc.	1,001,497	50,605,643
Washington Real Estate Investment Trust	369,958	9,300,744
WP Carey, Inc.	777,852	60,765,798
		260,071,215

Health Care REITs 8.4%
CareTrust REIT, Inc.	423,223	9,306,674
Community Healthcare Trust, Inc.	100,415	4,871,132
Diversified Healthcare Trust	1,043,183	3,911,936
Global Medical REIT, Inc.	238,911	3,684,008
Healthcare Realty Trust, Inc.	618,981	18,587,999
Healthcare Trust of America, Inc., Class A	956,473	29,009,826
Healthpeak Properties, Inc.	2,355,613	84,802,068
LTC Properties, Inc.	172,325	5,946,936
Medical Properties Trust, Inc.	2,570,991	52,653,896
National Health Investors, Inc.	200,396	11,987,689
Omega Healthcare Investors, Inc.	1,028,741	34,493,686
Physicians Realty Trust	941,659	17,430,108
Sabra Health Care REIT, Inc.	943,858	15,101,728
Ventas, Inc.	1,639,709	91,725,321
Welltower, Inc.	1,824,976	159,740,149
		543,253,156

Hotel & Resort REITs 2.7%
Apple Hospitality REIT, Inc.	909,460	13,441,819
Ashford Hospitality Trust, Inc. *(a)	66,731	1,030,994
Chatham Lodging Trust *	212,149	2,545,788
DiamondRock Hospitality Co. *	917,923	8,298,024
Hersha Hospitality Trust *	160,063	1,501,391
Host Hotels & Resorts, Inc. *	3,086,298	51,109,095
Park Hotels & Resorts, Inc. *	1,033,432	19,779,888
Pebblebrook Hotel Trust	574,269	12,651,146
RLJ Lodging Trust	720,956	10,403,395
Ryman Hospitality Properties, Inc. *	240,604	19,986,974
Service Properties Trust	721,167	8,242,939
Summit Hotel Properties, Inc. *	462,940	4,314,601
Sunstone Hotel Investors, Inc. *	945,137	10,954,138
Xenia Hotels & Resorts, Inc. *	497,816	8,671,955
		172,932,147

Security	Number of Shares	Value ($)
Industrial REITs 11.9%
Americold Realty Trust	1,103,879	40,556,515
Duke Realty Corp.	1,638,995	86,063,627
EastGroup Properties, Inc.	174,920	31,531,079
First Industrial Realty Trust, Inc.	564,389	31,600,140
Industrial Logistics Properties Trust	285,112	7,820,622
Innovative Industrial Properties, Inc.	104,585	25,718,497
Lexington Realty Trust	1,213,514	16,418,844
Monmouth Real Estate Investment Corp.	430,171	8,164,646
Prologis, Inc.	3,209,001	432,124,075
Rexford Industrial Realty, Inc.	585,977	36,289,556
STAG Industrial, Inc.	697,984	29,489,824
Terreno Realty Corp.	304,166	20,321,330
		766,098,755

Office REITs 7.1%
Alexandria Real Estate Equities, Inc.	599,604	123,740,277
Boston Properties, Inc.	620,796	70,143,740
Brandywine Realty Trust	747,162	10,370,609
Columbia Property Trust, Inc.	502,016	8,393,707
Corporate Office Properties Trust	490,942	13,834,746
Cousins Properties, Inc.	649,809	25,056,635
Douglas Emmett, Inc.	721,199	23,806,779
Easterly Government Properties, Inc.	366,174	7,825,138
Equity Commonwealth	532,868	14,035,743
Highwoods Properties, Inc.	454,598	20,770,583
Hudson Pacific Properties, Inc.	659,716	17,403,308
JBG SMITH Properties	482,736	14,544,836
Kilroy Realty Corp.	463,182	30,407,898
Mack-Cali Realty Corp. *	377,349	6,747,000
Office Properties Income Trust	211,246	5,604,356
Paramount Group, Inc.	726,653	6,438,146
Piedmont Office Realty Trust, Inc., Class A	542,502	9,667,386
SL Green Realty Corp.	303,271	21,253,232
Vornado Realty Trust	686,250	28,740,150
		458,784,269

Residential REITs 15.5%
American Campus Communities, Inc.	602,583	30,641,346
American Homes 4 Rent, Class A	1,196,929	50,199,202
Apartment Income REIT Corp.	685,475	34,835,840
Apartment Investment & Management Co., Class A	657,356	4,719,816
AvalonBay Communities, Inc.	610,199	140,089,486
Camden Property Trust	426,965	64,061,829
Centerspace	56,748	5,741,763
Equity LifeStyle Properties, Inc.	741,076	63,043,335
Equity Residential	1,503,945	126,436,656
Essex Property Trust, Inc.	284,105	93,964,888
Independence Realty Trust, Inc.	446,892	9,152,348
Invitation Homes, Inc.	2,481,196	102,175,651
Mid-America Apartment Communities, Inc.	500,417	96,265,218
NexPoint Residential Trust, Inc.	98,736	6,397,105
Preferred Apartment Communities, Inc., Class A	222,021	2,770,822

10
Schwab U.S. REIT ETF  |  Semiannual Report
See financial notes

Schwab U.S. REIT ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sun Communities, Inc.	488,797	98,487,708
UDR, Inc.	1,297,412	70,086,196
		999,069,209

Retail REITs 10.3%
Acadia Realty Trust	377,656	8,013,860
Agree Realty Corp.	297,961	22,212,993
American Finance Trust, Inc.	475,664	4,100,224
Brixmor Property Group, Inc.	1,297,925	30,436,341
Federal Realty Investment Trust	309,270	37,659,808
Getty Realty Corp.	163,222	5,162,712
Kimco Realty Corp.	2,627,954	57,263,118
Kite Realty Group Trust	368,820	7,472,293
National Retail Properties, Inc.	767,402	36,536,009
NETSTREIT Corp.	108,217	2,798,492
Realty Income Corp.	1,632,869	117,925,799
Regency Centers Corp.	690,470	47,380,051
Retail Opportunity Investments Corp.	519,486	9,392,307
Retail Properties of America, Inc., Class A	938,796	12,410,883
RPT Realty	355,306	4,597,660
Seritage Growth Properties, Class A *	173,574	2,806,692
Simon Property Group, Inc.	1,436,008	193,071,276
SITE Centers Corp.	738,012	11,889,373
Spirit Realty Capital, Inc.	502,499	26,014,373
Tanger Factory Outlet Centers, Inc.	440,157	7,359,425
The Macerich Co.	731,206	12,488,998
Urban Edge Properties	481,144	9,112,867
		666,105,554

Specialized REITs 40.0%
American Tower Corp.	1,972,398	576,275,524
CoreSite Realty Corp.	187,894	27,877,833
Crown Castle International Corp.	1,874,774	364,999,750
CubeSmart	880,821	47,123,924
CyrusOne, Inc.	535,615	41,231,643
Digital Realty Trust, Inc.	1,230,831	201,745,509
EPR Properties	326,805	16,585,354
Equinix, Inc.	345,109	291,082,186
Extra Space Storage, Inc.	584,527	109,253,942
Four Corners Property Trust, Inc.	333,127	9,530,763
Gaming & Leisure Properties, Inc.	956,420	47,151,506
Gladstone Land Corp.	114,278	2,691,247
Iron Mountain, Inc.	1,262,056	60,263,174
Lamar Advertising Co., Class A	378,909	43,131,212
Life Storage, Inc.	335,935	41,803,751
Security	Number of Shares	Value ($)
National Storage Affiliates Trust	339,565	19,440,096
Outfront Media, Inc. *	636,124	15,750,430
PotlatchDeltic Corp.	293,017	15,222,233
Public Storage	665,400	215,330,094
QTS Realty Trust, Inc., Class A	300,344	23,420,825
Rayonier, Inc.	607,916	22,359,151
Safehold, Inc.	62,861	5,632,974
SBA Communications Corp.	477,952	171,570,429
The GEO Group, Inc.	531,911	4,122,310
Uniti Group, Inc.	1,020,405	13,336,693
VICI Properties, Inc.	2,347,420	72,558,752
Weyerhaeuser Co.	3,274,814	117,893,304
		2,577,384,609
Total Common Stock
(Cost $5,062,806,291)		6,443,698,914

Short-Term Investments 0.2% of net assets

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (b)	1,109,341	1,109,341
Wells Fargo Government Money Market Fund, Select Class 0.03% (b)(c)	8,249,750	8,249,750
Total Short-Term Investments
(Cost $9,359,091)		9,359,091

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Dow Jones U.S. Real Estate Index, expires 09/17/21	670	28,381,200	199,028
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $8,057,283.
(b)	The rate shown is the 7-day yield.
(c)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$6,443,698,914	$—	$—	$6,443,698,914
Short-Term Investments[1]	9,359,091	—	—	9,359,091
Futures Contracts[2]	199,028	—	—	199,028
Total	$6,453,257,033	$—	$—	$6,453,257,033
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
11
Schwab U.S. REIT ETF  |  Semiannual Report
See financial notes

Schwab U.S. REIT ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.
12
Schwab U.S. REIT ETF  |  Semiannual Report
See financial notes

Schwab U.S. REIT ETF
Statement of Assets and Liabilities

As of August 31, 2021; unaudited
Assets
Investments in securities, at value — unaffiliated (cost $5,063,915,632) including securities on loan of $8,057,283		$6,444,808,255
Collateral invested for securities on loan, at value (cost $8,249,750)		8,249,750
Deposit with broker for futures contracts		1,506,500
Receivables:
Dividends		2,666,099
Fund shares sold		2,427,017
Variation margin on futures contracts		130,220
Income from securities on loan	+	1,190
Total assets		6,459,789,031
Liabilities
Collateral held for securities on loan		8,249,750
Payables:
Investments bought		2,411,938
Management fees	+	362,094
Total liabilities		11,023,782
Net Assets
Total assets		6,459,789,031
Total liabilities	–	11,023,782
Net assets		$6,448,765,249
Net Assets by Source
Capital received from investors		5,976,132,709
Total distributable earnings		472,632,540

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,448,765,249		132,150,000		$48.80

13
Schwab U.S. REIT ETF  |  Semiannual Report
See financial notes

Schwab U.S. REIT ETF
Statement of Operations

For the period March 1, 2021 through August 31, 2021; unaudited
Investment Income
Dividends received from securities - unaffiliated		$82,996,147
Securities on loan, net	+	5,744
Total investment income		83,001,891
Expenses
Management fees		2,038,394
Total expenses	–	2,038,394
Net investment income		80,963,497
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities - unaffiliated		(4,174,220)
Net realized gains on in-kind redemptions - unaffiliated		32,284,742
Net realized gains on futures contracts	+	1,934,501
Net realized gains		30,045,023
Net change in unrealized appreciation (depreciation) on securities - unaffiliated		1,187,201,927
Net change in unrealized appreciation (depreciation) on futures contracts	+	305,476
Net change in unrealized appreciation (depreciation)	+	1,187,507,403
Net realized and unrealized gains		1,217,552,426
Increase in net assets resulting from operations		$1,298,515,923
14
Schwab U.S. REIT ETF  |  Semiannual Report
See financial notes

Schwab U.S. REIT ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/21-8/31/21		3/1/20-2/28/21
Net investment income		$80,963,497	$105,906,627
Net realized gains (losses)		30,045,023	(613,991,983)
Net change in unrealized appreciation (depreciation)	+	1,187,507,403	150,444,259
Increase (decrease) in net assets resulting from operations		1,298,515,923	(357,641,097)
Distributions to Shareholders
Total distributions		($29,370,230)	($134,110,850)

Transactions in Fund Shares
		3/1/21-8/31/21		3/1/20-2/28/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		9,150,000	$403,527,508	40,350,000	$1,438,051,306
Shares redeemed	+	(2,550,000)	(115,813,720)	(50,000,000)	(1,771,789,053)
Net transactions in fund shares		6,600,000	$287,713,788	(9,650,000)	($333,737,747)
Shares Outstanding and Net Assets
		3/1/21-8/31/21		3/1/20-2/28/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		125,550,000	$4,891,905,768	135,200,000	$5,717,395,462
Total increase (decrease)	+	6,600,000	1,556,859,481	(9,650,000)	(825,489,694)
End of period		132,150,000	$6,448,765,249	125,550,000	$4,891,905,768
15
Schwab U.S. REIT ETF  |  Semiannual Report
See financial notes

Schwab U.S. REIT ETF
Financial Notes, unaudited

1. Business Structure of the Fund:
Schwab U.S. REIT ETF is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the fund discussed in this report, which is highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab U.S. REIT ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Broad Market ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab 1000 Index® ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Large-Cap Growth ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Large-Cap Value ETF	Schwab 5-10 Year Corporate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab Fundamental U.S. Broad Market Index ETF
Schwab U.S. Small-Cap ETF	Schwab Fundamental U.S. Large Company Index ETF
Schwab U.S. Dividend Equity ETF	Schwab Fundamental U.S. Small Company Index ETF
Schwab International Equity ETF	Schwab Fundamental International Large Company Index ETF
Schwab International Small-Cap Equity ETF	Schwab Fundamental International Small Company Index ETF
Schwab International Dividend Equity ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Schwab Emerging Markets Equity ETF
Schwab U.S. TIPS ETF
The fund issues and redeems shares at its net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s NAV can be found at www.schwabassetmanagement.com.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in certain mutual funds and exchange-traded funds (ETFs) referred to as “underlying funds”. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and are available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the fund’s Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The fund values the securities in its portfolio every business day. The fund uses the following policies to value various types of securities:
16
Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. The fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the fund pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the fund determines that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds and futures contracts. Investments in mutual funds are valued daily at their NAV, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the fund uses one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the fund in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the fund in the absence of market information. Assumptions used by the fund due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
17
Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The levels associated with valuing the fund’s investments as of August 31, 2021 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreements. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of August 31, 2021, the fund had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of August 31, 2021, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The fund policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the fund records certain foreign security dividends on the date the ex-dividend is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
18
Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between CSIM and the trust, the investment adviser will pay the operating expenses of the fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.
(i) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the fund may involve certain risks, as discussed in the fund’s prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictable. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in the fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The fund is an index fund. Therefore, the fund follows the securities included in the index during upturns as well as downturns. Because of its indexing strategy, the fund does not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the fund’s expenses, the fund’s performance may be below that of the index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for the fund.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, the fund’s performance could be impacted.
Large-Cap Company Risk. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
19
Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Mid-Cap Company Risk. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Real Estate Investment Risk. Due to the composition of the index, the fund concentrates its investments in real estate companies and companies related to the real estate industry. As such, the fund is subject to risks associated with the direct ownership of real estate securities and an investment in the fund will be closely linked to the performance of the real estate markets. These risks include, among others: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limits to accessing the credit or capital markets; defaults by borrowers or tenants, particularly during an economic downturn; and changes in interest rates.
REITs Risk. In addition to the risks associated with investing in securities of real estate companies and real estate related companies, REITs are subject to certain additional risks. Equity REITs may be affected by changes in the value of the underlying properties owned by the trusts. Further, REITs are dependent upon specialized management skills and cash flows, and may have their investments in relatively few properties, or in a small geographic area or a single property type. Failure of a company to qualify as a REIT under federal tax law may have adverse consequences to the fund. In addition, REITs have their own expenses, and the fund will bear a proportionate share of those expenses.
Tracking Error Risk. As an index fund, the fund seeks to track the performance of its index, although it may not be successful in doing so. The divergence between the performance of the fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. The principal types of derivatives used by the fund are futures contracts. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. The fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
The fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, leverage risk and market risk, are discussed elsewhere in this section. The fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivatives transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. The fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and cause the fund to lose more than the initial amount invested.
Concentration Risk. To the extent that the fund’s or the index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector or asset class (including the real estate industry, as described above), the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector or asset class.
Liquidity Risk. The fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose the fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of the fund’s portfolio securities. The use of leverage may cause the fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.
20
Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of the fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of the fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption.
Please refer to the fund’s prospectus for a more complete description of the principal risks of investing in the fund.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the fund, CSIM is entitled to receive an annual management fee, payable monthly, equal to 0.07% of the fund’s average daily net assets.
Investment from Affiliates
Certain funds in the Fund Complex (for definition refer to Trustees and Officers section) may own shares of other funds in the Fund Complex. The table below reflects the percentage of shares of the fund that are owned by other funds in the Fund Complex as of August 31, 2021.
Schwab MarketTrack All Equity Portfolio	0.7%
Schwab MarketTrack Balanced Portfolio	0.3%
Schwab MarketTrack Conservative Portfolio	0.1%
Schwab MarketTrack Growth Portfolio	0.6%
Schwab VIT Balanced Portfolio	0.1%
Schwab VIT Balanced with Growth Portfolio	0.2%
Schwab VIT Growth Portfolio	0.2%
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.1%
Schwab Target 2025 Index Fund	0.2%
Schwab Target 2030 Index Fund	0.4%
Schwab Target 2035 Index Fund	0.3%
Schwab Target 2040 Index Fund	0.4%
Schwab Target 2045 Index Fund	0.2%
Schwab Target 2050 Index Fund	0.3%
Schwab Target 2055 Index Fund	0.2%
Schwab Target 2060 Index Fund	0.2%
Schwab Target 2065 Index Fund	0.0%*
*	Less than 0.05%
21
Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Interfund Transactions
The fund may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2021, the fund’s total aggregate security transactions with other funds in the Fund Complex was $28,120,730 and includes realized losses of $1,699,037.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The fund had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the fund.
State Street Bank and Trust Company (State Street) serves as the fund’s transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the fund’s shares. The transfer agent is also responsible for the order-taking function for the fund’s shares.
State Street also serves as custodian and accountant for the fund. The custodian is responsible for the daily safekeeping of securities and cash held by the fund. The fund’s accountant maintains all books and records related to the fund’s transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

7. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by the fund, CSIM paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount the fund borrows. There were no borrowings from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
The fund entered into equity index futures contracts during the report period. The fund invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at August 31, 2021 are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations. Refer to financial note 2(b) for the fund’s
22
Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

8. Derivatives (continued):
accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended August 31, 2021, the month-end average notional amounts of futures contracts held by the fund was $12,434,603 and the month-end average number of contracts held was 316.

9. Purchases and Sales of Investment Securities:
For the period ended August 31, 2021, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
Purchases of Securities	Sales of Securities
$175,929,477	$119,243,499

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended August 31, 2021, were as follows:
In-Kind Purchases of Securities	In-Kind Sales of Securities
$393,395,757	$106,742,924
For the period ended August 31, 2021, the fund realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2021 are disclosed in the fund’s Statement of Operations.

11. Federal Income Taxes
As of August 31, 2021, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
Tax cost	$5,117,883,485
Gross unrealized appreciation	$1,406,867,267
Gross unrealized depreciation	(71,493,719)
Net unrealized appreciation (depreciation)	$1,335,373,548
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2021, the fund had capital loss carryforwards of $925,636,622 with no expiration available to offset future net capital gains.
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of August 31, 2021. The tax-basis components of distributions paid during the fiscal year ended February 28, 2021 were as follows:
Ordinary income	$134,110,850
23
Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

11. Federal Income Taxes (continued):
As of February 28, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period ended February 28, 2021, the fund did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
24
Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab U.S. REIT ETF (the Fund), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of CSIM and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 12, 2021 and June 8, 2021, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 8, 2021 called for the purpose of voting on such approval.1
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Fund;
2.	the Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.	the Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs, which are designed to provide enhanced services to the Fund and its shareholders. The Trustees considered CSIM’s effective implementation of its business continuity plan in response to the COVID-19 pandemic and government-mandated restrictions during the prior year. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition, including Schwab’s ability to maintain consistent operations and service levels during recent periods of remote work and market volatility. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Fund and the resources of CSIM and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered

25
Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
the Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return, yield and market trends, as well as in consideration of the Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although the Fund had performance that lagged that of a relevant peer group for certain periods considered, the Board concluded that other factors relevant to performance supported renewal of the Agreement with respect to the Fund including that the underperformance was attributable, to a significant extent, to investment decisions by CSIM that were reasonable and consistent with the Fund’s investment objective and policies and that CSIM had taken steps designed to help improve performance. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and the Fund’s operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by CSIM to mutual funds and other ETFs that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Fund, such as whether, by virtue of its management of the Fund, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Fund by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Fund and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; (ii) graduated investment advisory fee schedules or unitary fee structures, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab fund complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that CSIM has shared any economies of scale with the Fund by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Fund continue to increase as a result of regulatory or other developments. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the services provided and the related expenses borne by CSIM and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

[1]	The meeting on June 8, 2021 was held by means of videoconference in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.
26
Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the fund covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 102 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	102	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	102	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	102	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	102	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	102	None
27
Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	102	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	102	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	102	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	102	Director (2008 – present), The Charles Schwab Corporation
28
Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	102	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
William P. McMahon, Jr.
1972
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.
29
Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
David Lekich
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Vice President and Assistant Secretary (Oct. 2021 – present), Secretary (Apr. 2011 – Oct. 2021) and Chief Legal Officer (Dec. 2011 – Oct. 2021), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Vice President and Assistant Secretary (Oct. 2021 – present), Secretary (May 2011 – Oct. 2021) and Chief Legal Officer (Nov. 2011 – Oct. 2021), Schwab ETFs.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.
30
Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
Glossary

ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg US Aggregate Bond Index  An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
Dow Jones Equity All REIT Capped Index  A float-adjusted market cap weighted index that is designed to measure all equity real estate investment trusts (REITs) in the Dow Jones U.S. Total Stock Market Index, as defined by the S&P Dow Jones Indices REIT/RESI Industry Classification Hierarchy, that meet the minimum float market capitalization (FMC) and liquidity thresholds. The aggregate weight of all companies weighing more than 4.5% cannot exceed 22.5%, and no single company’s weight can exceed 10%. The index is reviewed daily based on each company’s capped market capitalization weight. Daily capping is only performed when the sum of companies with weights great than 5% exceeds 25%.
Dow Jones U.S. Select REIT Index  An index that is a float-adjusted market-capitalization weighted index comprised of income-producing commercial and/or residential real estate investment trusts (REITs). The index excludes mortgage REITs, net-lease REITs, real estate finance companies, mortgage brokers and bankers, commercial and residential real estate brokers and estate agents, homebuilders, large landowners and sub-dividers of unimproved land, hybrid REITs, timber REITs and companies that have more than 25% of their assets in direct mortgage investments.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
FTSE EPRA Nareit Global Index (Net)  An index that provides a diverse representation of publicly traded equity real estate investment trusts (REITs) and listed property companies worldwide. The index constituents are free-float adjusted, and screened on liquidity, size and revenue. The index is comprised of countries in developed and emerging markets. The Net of Tax Index is calculated based on the maximum withholding tax rates applicable to dividends received by institutional investors who are not resident in the same country as the remitting company and who do not benefit from double taxation treaties.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.

31
Schwab U.S. REIT ETF  |  Semiannual Report

Schwab U.S. REIT ETF
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
real estate investment trust (REIT)  Real estate companies that own and commonly operate income producing commercial and/or residential real estate.
REIT Spliced Index  An internally calculated index, compromised of the Dow Jones U.S. Select REIT Index from the inception of the Schwab U.S. REIT ETF until the close of business on June 19, 2020, and the Dow Jones Equity All REIT Capped Index thereafter. The REIT Spliced Index is published with the permission of S&P Dow Jones Indices LLC, but is not calculated, sponsored or endorsed by S&P Dow Jones Indices LLC.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

32
Schwab U.S. REIT ETF  |  Semiannual Report

Notes

Notes

Notes

Schwab U.S. REIT ETF
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab International Dividend Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2021 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This page is intentionally left blank.

MFR63740-10
00264630

Semiannual Report  |  August 31, 2021
Schwab Fundamental Index* ETFs

Schwab Fundamental U.S. Broad Market Index ETF	FNDB
Schwab Fundamental U.S. Large Company Index ETF	FNDX
Schwab Fundamental U.S. Small Company Index ETF	FNDA
Schwab Fundamental International Large Company Index ETF	FNDF
Schwab Fundamental International Small Company Index ETF	FNDC
Schwab Fundamental Emerging Markets Large Company Index ETF	FNDE
*	SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This page is intentionally left blank.

In This Report
Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM)
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Performance at a Glance

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.
Total Returns for the 6 Months Ended August 31, 2021
Schwab Fundamental U.S. Broad Market Index ETF (Ticker Symbol: FNDB)
Market Price Return[1]	16.18%
NAV Return[1]	16.14%
Russell RAFITM US Index	16.28%
Russell 3000® Index	17.27%
ETF Category: Morningstar Large Value[2]	15.32%
Performance Details	pages 6-7

Schwab Fundamental U.S. Large Company Index ETF (Ticker Symbol: FNDX)
Market Price Return[1]	16.69%
NAV Return[1]	16.60%
Russell RAFITM US Large Company Index	16.74%
Russell 1000® Index	18.31%
ETF Category: Morningstar Large Value[2]	15.32%
Performance Details	pages 8-9

Schwab Fundamental U.S. Small Company Index ETF (Ticker Symbol: FNDA)
Market Price Return[1]	11.00%
NAV Return[1]	11.21%
Russell RAFITM US Small Company Index	11.34%
Russell 2000® Index	3.81%
ETF Category: Morningstar Small Blend[2]	8.36%
Performance Details	pages 10-11
Total Returns for the 6 Months Ended August 31, 2021
Schwab Fundamental International Large Company Index ETF (Ticker Symbol: FNDF)
Market Price Return[1]	7.93%
NAV Return[1]	8.13%
Russell RAFITM Developed ex US Large Company Index (Net)*	8.11%
MSCI EAFE® Index (Net)*	10.31%
ETF Category: Morningstar Foreign Large Value[2]	8.54%
Performance Details	pages 12-13

Schwab Fundamental International Small Company Index ETF (Ticker Symbol: FNDC)
Market Price Return[1]	10.60%
NAV Return[1]	10.80%
Russell RAFITM Developed ex US Small Company Index (Net)*	10.97%
S&P Developed ex-U.S. Small Cap Index (Net)*	10.83%
ETF Category: Morningstar Foreign Small/Mid Value[2]	12.35%
Performance Details	pages 14-15

Schwab Fundamental Emerging Markets Large Company Index ETF (Ticker Symbol: FNDE)
Market Price Return[1]	10.38%
NAV Return[1]	10.43%
Russell RAFITM Emerging Markets Large Company Index (Net)*	10.34%
MSCI Emerging Markets Index (Net)*	-0.98%
ETF Category: Morningstar Diversified Emerging Markets[2]	1.36%
Performance Details	pages 16-17
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for each fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental Index ETFs are not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Index Series (the Indices) or otherwise. The Indices are compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Indices and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Indices. For full disclaimer please see the funds’ statement of additional information.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[1]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[2]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
The Investment Environment

For the six-month reporting period ended August 31, 2021, U.S. and international equity markets generated solid returns, with several key equity market indices ending the reporting period just off record highs. Despite persisting COVID-19 pandemic-driven stresses on the global economy and the emergence and rapid spread of the Delta variant during the summer, equity markets continued to rise on global economic recovery, strong earnings, ongoing fiscal stimulus measures, and optimism related to increased COVID-19 vaccination rates. Despite exhibiting volatility, the U.S. dollar rose over the reporting period against a basket of foreign currencies, generally reducing the returns on overseas investments in U.S. dollar terms. For the reporting period, the S&P 500® Index, a bellwether for the overall U.S. stock market, returned 19.52%. Among U.S. stocks, large-cap stocks outperformed small-cap stocks, with the Russell RAFI™ US Large Company Index returning 16.74% for the reporting period and the Russell 2000® Index and Russell RAFI™ US Small Company Index returning 3.81% and 11.34%, respectively. International equities were somewhat weaker. The MSCI EAFE® Index (Net)*, a broad measure of developed international equity performance, and the Russell RAFI™ Developed ex US Large Company Index (Net)* returned 10.31% and 8.11%, respectively, and the MSCI Emerging Markets Index (Net)* and the Russell RAFI™ Emerging Markets Large Company Index (Net)* returned -0.98% and 10.34%, respectively.
Bolstered by the extensive emergency rescue and fiscal stimulus measures passed by the U.S. Congress and U.S. Federal Reserve (Fed) beginning in March 2020, the U.S. economy began to recover from the dramatic impact of the COVID-19 pandemic beginning in the third quarter of 2020. Gross domestic product (GDP) growth stabilized beginning in the fourth quarter of 2020, growing at an annualized rate of 4.3% for the fourth quarter of 2020, 6.3% for the first quarter of 2021, and 6.7% for the second quarter of 2021. Unemployment, which skyrocketed in April 2020 but began falling starting in May 2020, fell over the reporting period. Inflation, which had remained well below the Fed’s traditional 2% target until March 2021, when it jumped, continued to rise through June 2021 and remained elevated through August 2021, largely due to supply and demand imbalances in the labor market, supply chain bottlenecks, increased consumer demand, particularly for travel-related services early in the reporting period, and higher energy costs.
Asset Class Performance Comparison % returns during the 6 months ended August 31, 2021

Index figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized. Past performance is not a guarantee of future results.
For index definitions, please see the Glossary.
Data source: Index provider websites and CSIM.
Nothing in this report represents a recommendation of a security by the investment adviser.
Management views may have changed since the report date.
*	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
The Investment Environment (continued)

Outside the U.S., global economies continue to wrestle with the fallout of the COVID-19 pandemic and the emergence and spread of the Delta variant. Oil prices rose slowly but steadily through most of the reporting period before dipping in August 2021. In the eurozone, GDP growth turned positive for the second quarter of 2021 following two previous quarters of contraction. The United Kingdom was particularly hard-hit by the COVID-19 pandemic, with successive spikes in COVID-19 cases that led to recurring national lockdowns and business disruptions. After posting a loss in the first quarter of 2021, United Kingdom GDP was positive for the second quarter of 2021 as conditions improved. Japan’s economy also contracted in the first quarter of 2021 on a resurgence of COVID-19 cases and slow vaccine rollouts but posted a small gain for the second quarter of 2021. China, the only major economy to avoid contraction in the face of COVID-19 pandemic-related shocks, experienced a sharp acceleration of growth for the first quarter of 2021. China’s growth for the second quarter of 2021 was also positive. India, after plunging into one of the worst recessions of any major economy, posted a positive gain in GDP growth for the first quarter of 2021, followed by a sharp jump in growth for the second quarter of 2021.
For the most part, central banks around the world maintained the low—and for some international central banks, negative—interest rates instituted prior to, and in response to, the COVID-19 pandemic. In the U.S., despite improving economic data, the Fed reiterated several times during the reporting period its intention to continue its support of the economy for as long as is needed to achieve a full recovery, while acknowledging that it was keeping an eye on rising inflation. The Fed maintained the federal funds rate in a range of 0.00% to 0.25% throughout the reporting period. By the end of the reporting period, the Fed indicated that it would likely begin reducing its bond purchases as early as late 2021 with Fed Chair Jerome Powell noting that bond tapering should not be seen as an indication of an imminent interest rate hike. In developed international markets, most central banks were similarly accommodative. The European Central Bank held its interest rate at 0.00%, unchanged since March 2016, and confirmed it would continue its asset purchase program to help counter the economic impacts of the COVID-19 pandemic. The Bank of Japan upheld its short-term interest rate target of -0.1%, also unchanged since 2016, and maintained its ongoing program of purchasing exchange-traded funds (ETFs) and other assets. The Bank of England maintained its key official bank rate at 0.1% and also reiterated its commitment to its bond-buying program. Emerging markets were mixed. Central banks in China, India, and Pakistan maintained their low rates to help counter the ongoing effects of the COVID-19 pandemic. Indonesia and the Philippines lowered their policy rates. Mexico, Brazil, Russia, and Turkey raised their rates, citing a stronger-than-expected recovery or to counteract the impacts of inflation.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Fund Management

Christopher Bliss, CFA, Managing Director and Head of Passive Equity Strategies for Schwab Asset Management, leads the portfolio management team for passive equity Schwab Funds and Schwab ETFs. He also has overall responsibility for all aspects of the management of the funds. Before joining Schwab in 2016, Mr. Bliss spent 12 years at BlackRock (formerly Barclays Global Investors) managing and leading institutional index teams, most recently as a managing director and the head of the Americas institutional index team. In this role, Mr. Bliss was responsible for overseeing a team of portfolio managers managing domestic, developed international and emerging markets index strategies. Prior to BlackRock, he worked as an equity analyst and portfolio manager for Harris Bretall and before that, as a research analyst for JP Morgan.

Jeremy Brown, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining Schwab in 2017, Mr. Brown spent six years with ALPS Advisors, Inc. in Denver, most recently as a senior analyst on the ETF portfolio management and research team where he performed portfolio management, trading, and analytics/research functions for ALPS ETFs and passive funds. Additionally, Mr. Brown led a number of investment research, commentary, industry trend analysis, and sales and marketing support initiatives.

Chuck Craig, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. Prior to joining Schwab in 2012, Mr. Craig worked at Guggenheim Funds (formerly Claymore Group), where he spent more than five years as a managing director of portfolio management and supervision, and three years as vice president of product research and development. Prior to that, he worked as an equity research analyst at First Trust Portfolios (formerly Niké Securities), and a trader and analyst at PMA Securities, Inc.

Ferian Juwono, CFA, Senior Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining Schwab in 2010, Mr. Juwono worked at BlackRock (formerly Barclays Global Investors) where he spent more than three years as a portfolio manager, managing equity index funds for institutional clients, and two years as a senior business analyst. Prior to that, Mr. Juwono worked for more than four years as a senior financial analyst with Union Bank of California.

Jane Qin, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. Prior to joining Schwab in 2012, Ms. Qin spent more than four years at The Bank of New York Mellon Corporation. During that time, Ms. Qin spent more than two years as an associate equity portfolio manager and nearly two years as a performance analyst. She also worked at Wells Fargo Funds Management as a mutual fund analyst and at CIGNA Reinsurance in the risk management group as a risk analyst.

David Rios, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF. Prior to this role, Mr. Rios was an associate portfolio manager on the equity index strategies team for four years. His first role with Schwab Asset Management was as a trade operations specialist. Prior to joining Schwab in 2008, Mr. Rios was a senior fund accountant at Investors Bank & Trust (subsequently acquired by State Street Corporation).

Sabya Sinha, Portfolio Manager, is responsible for the day-to-day co-management of the Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF. Prior to joining Schwab in 2015, Mr. Sinha spent a year at F-Squared Investments on the product development and analytics team. Prior to F-Squared, he worked at IndexIQ Advisors as a senior index portfolio manager for three years and for Bank of America’s Columbia Management subsidiary as a portfolio manager for three years. Mr. Sinha also spent time as a software consultant at DPM Mellon, LLC and an equity trader at Jane Street Capital.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental U.S. Broad Market Index ETF (8/15/13)
Market Price Return[2]	16.18%	42.55%	14.95%	12.83%
NAV Return[2]	16.14%	42.34%	14.95%	12.82%
Russell RAFITM US Index	16.28%	42.65%	15.20%	13.11%
Russell 3000® Index	17.27%	33.04%	17.97%	15.07%
ETF Category: Morningstar Large Value[3]	15.32%	35.95%	11.86%	N/A
Fund Expense Ratio[4]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental U.S. Broad Market Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF
Performance and Fund Facts as of August 31, 2021

Statistics1
Number of Holdings	1,653
Weighted Average Market Cap (millions)	$295,576
Price/Earnings Ratio (P/E)	17.5
Price/Book Ratio (P/B)	2.5
Portfolio Turnover Rate	6% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Large Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental U.S. Large Company Index ETF (8/15/13)
Market Price Return[2]	16.69%	41.26%	15.05%	12.91%
NAV Return[2]	16.60%	41.04%	15.05%	12.91%
Russell RAFITM US Large Company Index	16.74%	41.38%	15.31%	13.21%
Russell 1000® Index	18.31%	32.25%	18.24%	15.35%
ETF Category: Morningstar Large Value[3]	15.32%	35.95%	11.86%	N/A
Fund Expense Ratio[4]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The Schwab Fundamental U.S. Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Large Company Index ETF
Performance and Fund Facts as of August 31, 2021

Statistics1
Number of Holdings	722
Weighted Average Market Cap (millions)	$320,509
Price/Earnings Ratio (P/E)	17.6
Price/Book Ratio (P/B)	2.6
Portfolio Turnover Rate	6% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Small Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental U.S. Small Company Index ETF (8/15/13)
Market Price Return[2]	11.00%	57.21%	13.23%	11.52%
NAV Return[2]	11.21%	57.22%	13.27%	11.53%
Russell RAFITM US Small Company Index	11.34%	57.37%	13.46%	11.78%
Russell 2000® Index	3.81%	47.08%	14.38%	11.59%
ETF Category: Morningstar Small Blend[3]	8.36%	49.32%	12.63%	N/A
Fund Expense Ratio[4]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — The Schwab Fundamental U.S. Small Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[4]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Small Company Index ETF
Performance and Fund Facts as of August 31, 2021

Statistics1
Number of Holdings	933
Weighted Average Market Cap (millions)	$6,049
Price/Earnings Ratio (P/E)	16.1
Price/Book Ratio (P/B)	2.1
Portfolio Turnover Rate	15% [2,3]
Sector Weightings % of Investments4

Top Equity Holdings % of Net Assets5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S& P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.
[5]	This list is not a recommendation of any security by the investment adviser.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental International Large Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental International Large Company Index ETF (8/15/13)
Market Price Return[2]	7.93%	34.20%	9.07%	5.93%
NAV Return[2]	8.13%	33.50%	9.19%	5.95%
Russell RAFITM Developed ex US Large Company Index (Net)[3]	8.11%	33.64%	9.23%	6.06%
MSCI EAFE® Index (Net)[3]	10.31%	26.12%	9.72%	6.32%
ETF Category: Morningstar Foreign Large Value[4]	8.54%	27.96%	7.27%	N/A
Fund Expense Ratio[5]: 0.25%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Index ownership — The Schwab Fundamental International Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Developed ex US Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental International Large Company Index ETF
Performance and Fund Facts as of August 31, 2021

Statistics1
Number of Holdings	928
Weighted Average Market Cap (millions)	$67,834
Price/Earnings Ratio (P/E)	12.4
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate	7% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental International Small Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental International Small Company Index ETF (8/15/13)
Market Price Return[2]	10.60%	34.66%	9.48%	7.86%
NAV Return[2]	10.80%	34.22%	9.58%	7.88%
Russell RAFITM Developed ex US Small Company Index (Net)[3]	10.97%	34.57%	9.82%	8.24%
S&P Developed ex-U.S. Small Cap Index (Net)[3]	10.83%	31.80%	11.29%	8.90%
ETF Category: Morningstar Foreign Small/Mid Value[4]	12.35%	37.35%	9.11%	N/A
Fund Expense Ratio[5]: 0.39%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Small-company stocks may be subject to greater volatility than many other asset classes.
Index ownership — The Schwab Fundamental International Small Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Developed ex US Small Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental International Small Company Index ETF
Performance and Fund Facts as of August 31, 2021

Statistics1
Number of Holdings	1,648
Weighted Average Market Cap (millions)	$4,441
Price/Earnings Ratio (P/E)	12.9
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate	16% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets5
Country Weightings % of Investments6

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	Amount is less than 0.05%.
[5]	This list is not a recommendation of any security by the investment adviser.
[6]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index ETF

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance quoted. To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/schwabetfs_prospectus.

Average Annual Total Returns1
Fund and Inception Date	6 Months	1 Year	5 Years	Since Inception*
Fund: Schwab Fundamental Emerging Markets Large Company Index ETF (8/15/13)
Market Price Return[2]	10.38%	36.14%	9.95%	5.48%
NAV Return[2]	10.43%	36.58%	10.00%	5.53%
Russell RAFITM Emerging Markets Large Company Index (Net)[3]	10.34%	37.32%	10.57%	6.11%
MSCI Emerging Markets Index (Net)[3]	-0.98%	21.12%	10.40%	6.26%
ETF Category: Morningstar Diversified Emerging Markets[4]	1.36%	24.59%	10.24%	N/A
Fund Expense Ratio[5]: 0.39%
All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
The first index listed for the fund is the fund’s primary benchmark, as shown in the prospectus. Additional indices shown are provided for comparative purposes.
For index definitions, please see the Glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
International investing may involve risk of capital loss from unfavorable fluctuations in currency values, from differences in generally accepted accounting principles, or from economic or political instability in other nations.
Emerging markets involve heightened risks related to the same factors as international investing, as well as increased volatility and lower trading volume.
Index ownership — The Schwab Fundamental Emerging Markets Large Company Index ETF is not in any way sponsored, endorsed, sold or promoted by Frank Russell Company (Russell), by the London Stock Exchange Group companies (LSEG), or by Research Affiliates LLC (RA) (collectively the Licensor Parties), and none of the Licensor Parties make any warranty or representation whatsoever, expressly or impliedly, either as to the results to be obtained from the use of the Russell RAFI™ Emerging Markets Large Company Index (the Index) or otherwise. The Index is compiled and calculated by Russell in conjunction with RA. None of the Licensor Parties shall be liable (whether in negligence or otherwise) to any person for any error in the Index and none of the Licensor Parties shall be under any obligation to advise any person of any error therein. “Russell®” is a trademark of Russell. The trade names “Research Affiliates®”, “Fundamental Index®” and “RAFI®” are registered trademarks of RA. CSIM has obtained full license from Russell to use the Index. For full disclaimer please see the fund’s statement of additional information.
*	Inception (8/15/13) represents the date that the shares began trading in the secondary market.
[1]	Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
[2]	ETF performance must be shown based on both a market price and NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. The NAV Return is based on the NAV of the fund, and the Market Price Return is based on the market price per share of the fund. The price used to calculate market return (Market Price) is determined using the Official Closing Price on the primary stock exchange (generally, 4:00 p.m. Eastern time) and may not represent the returns you would receive if shares were traded at other times. NAV is used as a proxy for purposes of calculating Market Price Return on inception date. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the fund at Market Price and NAV, respectively.
[3]	The net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes.
[4]	Source for category information: Morningstar, Inc. The Morningstar Category return represents all passively- and actively-managed ETFs within the category as of the report date.
[5]	As stated in the prospectus.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Emerging Markets Large Company Index ETF
Performance and Fund Facts as of August 31, 2021

Statistics1
Number of Holdings	331
Weighted Average Market Cap (millions)	$80,294
Price/Earnings Ratio (P/E)	8.4
Price/Book Ratio (P/B)	1.2
Portfolio Turnover Rate	9% [2,3]
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets4
Country Weightings % of Investments5

Portfolio holdings may have changed since the report date.
An index is a statistical composite of a specified financial market or sector. Unlike the fund, an index does not actually hold a portfolio of securities and its return is not inclusive of trading and management costs incurred by the fund.
Source of Sector Classification: S&P and MSCI.
[1]	Excludes derivatives.
[2]	Not annualized.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
[4]	This list is not a recommendation of any security by the investment adviser.
[5]	The percentage may differ from the Portfolio Holdings because the above calculation is based on a percentage of total investments, excluding derivatives, whereas the calculation in the Portfolio Holdings is based on a percentage of net assets.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Fund Expenses (Unaudited)
Examples for a $1,000 Investment
As a fund shareholder, you may incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of fund shares; and, (2) ongoing costs, including management fees.
The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six months beginning March 1, 2021 and held through August 31, 2021.
Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund under the heading entitled “Expenses Paid During Period.”
Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in a fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, including any brokerage commissions you may pay when purchasing or selling shares of a fund. Therefore, the hypothetical return lines of the table are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Expense Ratio (Annualized)[1]	Beginning Account Value at 3/1/21	Ending Account Value (Net of Expenses) at 8/31/21	Expenses Paid During Period 3/1/21-8/31/21[2]
Schwab Fundamental U.S. Broad Market Index ETF
Actual Return	0.25%	$1,000.00	$1,161.40	$1.36
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.94	$1.28
Schwab Fundamental U.S. Large Company Index ETF
Actual Return	0.25%	$1,000.00	$1,166.00	$1.36
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.94	$1.28
Schwab Fundamental U.S. Small Company Index ETF
Actual Return	0.25%	$1,000.00	$1,112.10	$1.33
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.94	$1.28
Schwab Fundamental International Large Company Index ETF
Actual Return	0.25%	$1,000.00	$1,081.30	$1.31
Hypothetical 5% Return	0.25%	$1,000.00	$1,023.94	$1.28
Schwab Fundamental International Small Company Index ETF
Actual Return	0.39%	$1,000.00	$1,108.00	$2.07
Hypothetical 5% Return	0.39%	$1,000.00	$1,023.23	$1.99
Schwab Fundamental Emerging Markets Large Company Index ETF
Actual Return	0.39%	$1,000.00	$1,104.30	$2.07
Hypothetical 5% Return	0.39%	$1,000.00	$1,023.23	$1.99

[1]	Based on the most recent six-month expense ratio.
[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 365 days of the fiscal year.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental U.S. Broad Market Index ETF
Financial Statements
Financial Highlights
	3/1/21– 8/31/21*	3/1/20– 2/28/21	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17
Per-Share Data
Net asset value at beginning of period	$48.26	$37.17	$37.60	$36.95	$33.82	$27.37
Income (loss) from investment operations:
Net investment income (loss)[1]	0.48	0.92	0.94	0.84	0.75	0.67
Net realized and unrealized gains (losses)	7.28	11.13	(0.43)	0.62	3.09	6.45
Total from investment operations	7.76	12.05	0.51	1.46	3.84	7.12
Less distributions:
Distributions from net investment income	(0.40)	(0.96)	(0.94)	(0.81)	(0.71)	(0.67)
Net asset value at end of period	$55.62	$48.26	$37.17	$37.60	$36.95	$33.82
Total return	16.14% [2]	33.35%	1.25%	3.98%	11.51%	26.32%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [3]	0.25%	0.25%	0.25%	0.25%	0.32%
Net investment income (loss)	1.80% [3]	2.36%	2.38%	2.26%	2.14%	2.17%
Portfolio turnover rate[4]	6% [2]	14%	13%	11%	10%	10%
Net assets, end of period (x 1,000)	$383,750	$284,726	$262,018	$276,382	$260,469	$263,785

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.6% of net assets

Automobiles & Components 1.7%
Adient plc *	4,448	174,984
American Axle & Manufacturing Holdings, Inc. *	6,641	58,906
Aptiv plc *	2,443	371,800
Autoliv, Inc.	1,507	133,204
BorgWarner, Inc.	5,324	227,228
Cooper-Standard Holding, Inc. *	1,717	39,972
Dana, Inc.	4,090	95,133
Dorman Products, Inc. *	278	26,093
Ford Motor Co. *	160,064	2,085,634
Fox Factory Holding Corp. *	101	15,521
General Motors Co. *	40,039	1,962,311
Gentex Corp.	3,145	96,866
Gentherm, Inc. *	422	36,216
Harley-Davidson, Inc.	3,346	132,267
LCI Industries	313	44,340
Lear Corp.	1,862	297,808
Modine Manufacturing Co. *	1,803	22,429
Patrick Industries, Inc.	281	22,933
Standard Motor Products, Inc.	478	20,502
Stoneridge, Inc. *	460	10,718
Tenneco, Inc., Class A *	4,812	75,067
Tesla, Inc. *	106	77,986
The Goodyear Tire & Rubber Co. *	20,187	319,762
Thor Industries, Inc.	1,020	115,699
Veoneer, Inc. *	1,350	48,330
Visteon Corp. *	1,210	127,873
Winnebago Industries, Inc.	369	25,690
		6,665,272

Banks 7.3%
Ameris Bancorp	113	5,564
Associated Banc-Corp.	2,182	44,993
Atlantic Union Bankshares Corp.	471	17,427
Axos Financial, Inc. *	324	15,708
BancorpSouth Bank	1,025	30,063
Bank of America Corp.	93,834	3,917,569
Bank of Hawaii Corp.	430	36,038
Bank OZK	1,065	45,188
BankUnited, Inc.	1,356	56,993
Banner Corp.	376	21,507
Berkshire Hills Bancorp, Inc.	638	16,352
BOK Financial Corp.	321	28,264
Brookline Bancorp, Inc.	790	11,826
Cadence BanCorp	866	18,628
Capitol Federal Financial, Inc.	1,568	18,095
Cathay General Bancorp	783	31,148
Central Pacific Financial Corp.	603	15,262
CIT Group, Inc.	3,859	213,866
Citigroup, Inc.	54,327	3,906,655
Citizens Financial Group, Inc.	7,416	324,747
City Holding Co.	58	4,518
Columbia Banking System, Inc.	599	21,780
Security	Number of Shares	Value ($)
Comerica, Inc.	2,809	207,613
Commerce Bancshares, Inc.	577	40,805
Community Bank System, Inc.	286	21,164
Credicorp Ltd. *	977	104,177
Cullen/Frost Bankers, Inc.	473	54,026
CVB Financial Corp.	795	16,186
Eagle Bancorp, Inc.	264	15,233
East West Bancorp, Inc.	1,171	85,881
Essent Group Ltd.	582	27,401
F.N.B. Corp.	4,189	48,928
Federal Agricultural Mortgage Corp., Class C	140	13,706
Fifth Third Bancorp	12,512	486,216
First BanCorp	2,014	25,638
First Busey Corp.	213	5,048
First Citizens BancShares, Inc., Class A	50	44,885
First Commonwealth Financial Corp.	1,010	13,655
First Financial Bancorp	908	21,347
First Financial Bankshares, Inc.	390	18,572
First Hawaiian, Inc.	1,605	44,796
First Horizon Corp.	4,674	76,607
First Interstate BancSystem, Inc., Class A	299	13,174
First Merchants Corp.	329	13,538
First Midwest Bancorp, Inc.	1,099	20,584
First Republic Bank	517	102,852
Flagstar Bancorp, Inc.	443	21,911
Fulton Financial Corp.	2,368	37,533
Glacier Bancorp, Inc.	514	27,376
Great Western Bancorp, Inc.	1,029	31,858
Hancock Whitney Corp.	1,106	50,832
Hanmi Financial Corp.	238	4,589
Heartland Financial USA, Inc.	271	12,745
Hilltop Holdings, Inc.	618	20,684
Home BancShares, Inc.	1,278	28,308
Hope Bancorp, Inc.	1,915	26,408
Huntington Bancshares, Inc.	16,730	259,817
Independent Bank Corp.	179	13,729
Independent Bank Group, Inc.	71	5,001
International Bancshares Corp.	578	24,207
Investors Bancorp, Inc.	3,115	44,576
JPMorgan Chase & Co.	37,378	5,978,611
KeyCorp	11,700	237,744
M&T Bank Corp.	2,229	312,082
MGIC Investment Corp.	4,584	69,998
National Bank Holdings Corp., Class A	301	11,287
NBT Bancorp, Inc.	431	15,456
New York Community Bancorp, Inc.	7,180	89,894
Northwest Bancshares, Inc.	1,371	17,850
OFG Bancorp	755	17,977
Old National Bancorp	1,550	25,823
Pacific Premier Bancorp, Inc.	123	4,915
PacWest Bancorp	2,239	95,269
Park National Corp.	111	13,014
PennyMac Financial Services, Inc.	110	7,320
People's United Financial, Inc.	4,279	70,304
Pinnacle Financial Partners, Inc.	367	35,570
Popular, Inc.	1,105	83,914
Prosperity Bancshares, Inc.	577	40,321
Provident Financial Services, Inc.	790	17,435

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Radian Group, Inc.	2,789	65,904
Regions Financial Corp.	12,504	255,457
Renasant Corp.	401	14,075
S&T Bancorp, Inc.	434	12,933
Sandy Spring Bancorp, Inc.	316	13,768
ServisFirst Bancshares, Inc.	91	6,681
Signature Bank	320	82,986
Simmons First National Corp., Class A	725	21,061
South State Corp.	284	19,477
Southside Bancshares, Inc.	117	4,410
Sterling Bancorp	1,384	31,680
SVB Financial Group *	201	112,459
Synovus Financial Corp.	1,723	74,261
Texas Capital Bancshares, Inc. *	451	30,663
The Bank of NT Butterfield & Son Ltd.	522	17,388
The PNC Financial Services Group, Inc.	5,691	1,087,550
Tompkins Financial Corp.	59	4,696
Towne Bank	500	15,235
Truist Financial Corp.	9,422	537,619
Trustmark Corp.	790	24,980
U.S. Bancorp	21,271	1,220,743
UMB Financial Corp.	306	28,023
Umpqua Holdings Corp.	3,335	64,932
United Bankshares, Inc.	931	33,823
United Community Banks, Inc.	596	17,981
Valley National Bancorp	3,058	39,876
Walker & Dunlop, Inc.	308	34,203
Washington Federal, Inc.	1,334	44,422
Webster Financial Corp.	928	46,883
Wells Fargo & Co.	121,999	5,575,354
WesBanco, Inc.	515	17,510
Westamerica BanCorp	150	8,511
Western Alliance Bancorp	418	40,780
Wintrust Financial Corp.	533	39,890
WSFS Financial Corp.	253	11,489
Zions Bancorp NA	2,215	128,248
		27,864,532

Capital Goods 7.9%
3M Co.	6,994	1,362,012
A.O. Smith Corp.	1,324	96,281
AAON, Inc.	181	12,328
AAR Corp. *	1,062	35,949
Acuity Brands, Inc.	693	127,879
Advanced Drainage Systems, Inc.	143	16,323
AECOM *	2,878	188,682
AerCap Holdings N.V. *	3,869	208,655
Aerojet Rocketdyne Holdings, Inc.	409	16,982
AGCO Corp.	1,165	160,327
Air Lease Corp.	1,325	52,655
Alamo Group, Inc.	121	18,756
Albany International Corp., Class A	287	22,481
Allegion plc	485	69,835
Allison Transmission Holdings, Inc.	2,774	102,582
Altra Industrial Motion Corp.	365	21,374
American Woodmark Corp. *	215	15,149
AMETEK, Inc.	1,278	173,770
API Group Corp. *	552	12,801
Apogee Enterprises, Inc.	830	35,673
Applied Industrial Technologies, Inc.	585	51,954
Arcosa, Inc.	800	40,656
Argan, Inc.	301	13,936
Armstrong World Industries, Inc.	400	41,572
Astec Industries, Inc.	382	23,355
Astronics Corp. *	743	9,926
Atkore, Inc. *	443	41,097
AZZ, Inc.	480	25,704
Security	Number of Shares	Value ($)
Barnes Group, Inc.	763	36,372
Beacon Roofing Supply, Inc. *	1,097	56,474
Boise Cascade Co.	1,054	60,974
Builders FirstSource, Inc. *	1,856	98,906
BWX Technologies, Inc.	708	40,660
CAI International, Inc.	312	17,463
Carlisle Cos., Inc.	716	150,890
Carrier Global Corp.	8,519	490,694
Caterpillar, Inc.	5,461	1,151,561
Chart Industries, Inc. *	140	26,373
CIRCOR International, Inc. *	313	11,190
Colfax Corp. *	1,273	61,320
Columbus McKinnon Corp.	286	13,170
Comfort Systems USA, Inc.	481	36,546
Crane Co.	659	67,066
CSW Industrials, Inc.	37	4,913
Cummins, Inc.	2,140	504,997
Curtiss-Wright Corp.	554	67,466
Deere & Co.	2,383	900,845
Donaldson Co., Inc.	1,279	86,652
Douglas Dynamics, Inc.	287	11,405
Dover Corp.	1,390	242,360
Dycom Industries, Inc. *	670	50,471
Eaton Corp. plc	5,308	893,655
EMCOR Group, Inc.	1,134	137,781
Emerson Electric Co.	7,669	809,079
Encore Wire Corp.	450	38,254
Enerpac Tool Group Corp.	783	19,700
EnerSys	604	51,092
EnPro Industries, Inc.	302	25,824
ESCO Technologies, Inc.	172	15,501
Evoqua Water Technologies Corp. *	189	7,356
Fastenal Co.	3,689	206,031
Federal Signal Corp.	574	23,322
Flowserve Corp.	2,255	87,652
Fluor Corp. *	13,813	230,125
Fortive Corp.	1,648	121,738
Fortune Brands Home & Security, Inc.	1,474	143,523
Franklin Electric Co., Inc.	387	32,887
GATX Corp.	779	71,419
Generac Holdings, Inc. *	142	62,051
General Dynamics Corp.	4,325	866,341
General Electric Co.	26,220	2,763,850
Gibraltar Industries, Inc. *	251	18,740
GMS, Inc. *	793	39,182
Graco, Inc.	904	70,892
GrafTech International Ltd.	365	4,041
Granite Construction, Inc.	1,657	67,175
Great Lakes Dredge & Dock Corp. *	332	5,017
Griffon Corp.	845	20,449
H&E Equipment Services, Inc.	903	30,747
HEICO Corp.	112	14,204
HEICO Corp., Class A	197	22,505
Helios Technologies, Inc.	74	6,040
Herc Holdings, Inc. *	409	53,763
Hexcel Corp. *	1,470	83,364
Hillenbrand, Inc.	878	40,757
Honeywell International, Inc.	5,872	1,361,775
Howmet Aerospace, Inc.	5,985	190,024
Hubbell, Inc.	586	120,780
Huntington Ingalls Industries, Inc.	799	163,132
Hyster-Yale Materials Handling, Inc.	280	16,411
IDEX Corp.	429	96,096
Illinois Tool Works, Inc.	2,865	667,144
Ingersoll Rand, Inc. *	617	32,713
ITT, Inc.	844	80,745
JELD-WEN Holding, Inc. *	1,133	31,203
John Bean Technologies Corp.	176	25,677

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Johnson Controls International plc	9,168	685,766
Kadant, Inc.	82	17,148
Kaman Corp.	509	19,892
Kennametal, Inc.	1,098	40,824
Kratos Defense & Security Solutions, Inc. *	178	4,400
L3Harris Technologies, Inc.	1,066	248,389
Lennox International, Inc.	217	72,734
Lincoln Electric Holdings, Inc.	700	97,727
Lindsay Corp.	116	19,111
Lockheed Martin Corp.	2,170	780,766
Masco Corp.	2,351	142,753
Masonite International Corp. *	346	41,409
MasTec, Inc. *	896	81,930
Matrix Service Co. *	1,583	17,856
Maxar Technologies, Inc.	613	19,487
McGrath RentCorp	263	18,352
Mercury Systems, Inc. *	86	4,333
Meritor, Inc. *	1,180	27,990
Moog, Inc., Class A	673	53,463
MRC Global, Inc. *	4,090	33,538
MSC Industrial Direct Co., Inc., Class A	852	71,747
Mueller Industries, Inc.	1,211	54,023
Mueller Water Products, Inc., Class A	1,751	29,102
MYR Group, Inc. *	367	38,172
National Presto Industries, Inc.	106	8,855
Nordson Corp.	336	80,170
Northrop Grumman Corp.	1,757	646,049
NOW, Inc. *	5,497	42,217
nVent Electric plc	2,409	82,773
Oshkosh Corp.	1,211	138,756
Otis Worldwide Corp.	3,158	291,231
Owens Corning	1,821	173,997
PACCAR, Inc.	4,819	394,532
Parker-Hannifin Corp.	1,186	351,851
Parsons Corp. *	122	4,322
Pentair plc	1,720	132,715
PGT Innovations, Inc. *	226	4,798
Primoris Services Corp.	1,160	29,812
Proto Labs, Inc. *	97	7,194
Quanex Building Products Corp.	742	17,482
Quanta Services, Inc.	2,167	221,251
Raven Industries, Inc. *	421	24,565
Raytheon Technologies Corp.	17,378	1,472,959
RBC Bearings, Inc. *	123	28,477
Regal Beloit Corp.	626	93,537
Resideo Technologies, Inc. *	2,774	89,434
Rexnord Corp.	860	52,254
Rockwell Automation, Inc.	910	296,159
Roper Technologies, Inc.	363	175,431
Rush Enterprises, Inc., Class A	1,320	58,212
Sensata Technologies Holding plc *	1,544	91,374
Simpson Manufacturing Co., Inc.	342	38,697
SiteOne Landscape Supply, Inc. *	121	24,212
Snap-on, Inc.	735	165,338
Spirit AeroSystems Holdings, Inc., Class A	4,442	174,304
SPX Corp. *	447	27,929
SPX FLOW, Inc.	423	34,064
Standex International Corp.	178	17,665
Stanley Black & Decker, Inc.	1,371	264,973
Tennant Co.	191	14,130
Terex Corp.	1,551	79,179
Textainer Group Holdings Ltd. *	917	30,463
Textron, Inc.	4,577	332,611
The Boeing Co. *	7,737	1,698,271
The Greenbrier Cos., Inc.	1,405	61,960
The Manitowoc Co., Inc. *	885	21,461
The Middleby Corp. *	408	74,640
The Timken Co.	865	63,612
Security	Number of Shares	Value ($)
The Toro Co.	705	77,508
Trane Technologies plc	1,955	388,067
TransDigm Group, Inc. *	309	187,708
Trex Co., Inc. *	250	27,440
TriMas Corp. *	534	17,147
Trinity Industries, Inc.	2,376	68,975
Triton International Ltd.	816	44,652
Tutor Perini Corp. *	2,828	40,780
UFP Industries, Inc.	1,068	80,185
United Rentals, Inc. *	1,107	390,384
Univar Solutions, Inc. *	3,501	82,659
Valmont Industries, Inc.	331	82,373
Vectrus, Inc. *	267	13,433
W.W. Grainger, Inc.	546	236,800
Wabash National Corp.	2,174	33,784
Watsco, Inc.	324	90,208
Watts Water Technologies, Inc., Class A	235	40,319
Welbilt, Inc. *	1,394	32,620
WESCO International, Inc. *	2,234	261,423
Westinghouse Air Brake Technologies Corp.	1,145	102,810
Woodward, Inc.	442	53,455
Xylem, Inc.	1,019	138,900
		30,303,677

Commercial & Professional Services 1.2%
ABM Industries, Inc.	1,549	76,707
ACCO Brands Corp.	3,137	29,394
ADT, Inc.	2,177	18,635
ASGN, Inc. *	524	58,788
Booz Allen Hamilton Holding Corp.	973	79,698
Brady Corp., Class A	567	30,238
BrightView Holdings, Inc. *	418	6,408
CACI International, Inc., Class A *	275	70,824
CBIZ, Inc. *	501	17,089
Cimpress plc *	163	15,482
Cintas Corp.	462	182,846
Clean Harbors, Inc. *	644	66,087
Copart, Inc. *	521	75,191
CoreCivic, Inc. *	8,199	79,694
CoStar Group, Inc. *	374	31,693
Covanta Holding Corp.	2,745	55,037
Deluxe Corp.	1,647	63,162
Equifax, Inc.	571	155,460
Exponent, Inc.	153	17,886
FTI Consulting, Inc. *	360	50,296
Harsco Corp. *	1,342	24,478
Healthcare Services Group, Inc.	1,440	37,670
Heidrick & Struggles International, Inc.	119	5,143
Herman Miller, Inc.	1,616	67,921
HNI Corp.	1,066	40,391
Huron Consulting Group, Inc. *	281	13,873
IAA, Inc. *	472	25,073
ICF International, Inc.	258	24,164
IHS Markit Ltd.	1,357	163,654
Insperity, Inc.	263	29,019
Interface, Inc.	1,866	26,833
Jacobs Engineering Group, Inc.	1,612	217,556
KAR Auction Services, Inc. *	2,241	37,895
KBR, Inc.	1,906	74,220
Kelly Services, Inc., Class A	2,682	52,138
Kforce, Inc.	472	27,574
Korn Ferry	769	54,361
Leidos Holdings, Inc.	1,683	165,119
ManpowerGroup, Inc.	2,628	319,092
ManTech International Corp., Class A	355	28,105
Matthews International Corp., Class A	797	29,513
MSA Safety, Inc.	166	27,031

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Nielsen Holdings plc	9,548	204,900
Pitney Bowes, Inc.	8,633	64,489
Republic Services, Inc.	1,985	246,398
Resources Connection, Inc.	1,199	18,944
Robert Half International, Inc.	1,982	204,939
Rollins, Inc.	706	27,478
Science Applications International Corp.	766	64,520
SP Plus Corp. *	662	21,442
Steelcase, Inc., Class A	3,108	43,792
Stericycle, Inc. *	724	50,390
Tetra Tech, Inc.	375	53,940
The Brink's Co.	401	31,342
TransUnion	563	68,421
TriNet Group, Inc. *	218	20,073
TrueBlue, Inc. *	1,905	52,064
UniFirst Corp.	181	41,462
US Ecology, Inc. *	327	11,723
Verisk Analytics, Inc.	467	94,222
Viad Corp. *	648	27,987
Waste Management, Inc.	3,820	592,520
		4,612,484

Consumer Durables & Apparel 1.7%
Acushnet Holdings Corp.	359	17,936
Beazer Homes USA, Inc. *	932	17,438
Brunswick Corp.	1,044	101,132
Callaway Golf Co. *	837	23,486
Capri Holdings Ltd. *	5,139	290,405
Carter's, Inc.	903	92,449
Cavco Industries, Inc. *	81	20,696
Century Communities, Inc.	299	20,960
Columbia Sportswear Co.	331	33,765
Crocs, Inc. *	227	32,420
D.R. Horton, Inc.	3,414	326,447
Deckers Outdoor Corp. *	211	88,293
Ethan Allen Interiors, Inc.	957	22,987
Fossil Group, Inc. *	4,165	55,811
G-III Apparel Group Ltd. *	2,034	62,912
Garmin Ltd.	945	164,836
Hanesbrands, Inc.	6,739	125,885
Hasbro, Inc.	1,285	126,328
Helen of Troy Ltd. *	208	49,752
Installed Building Products, Inc.	47	5,836
iRobot Corp. *	237	19,225
KB Home	1,171	50,388
Kontoor Brands, Inc.	1,251	67,504
La-Z-Boy, Inc.	942	32,979
Leggett & Platt, Inc.	2,146	103,845
Lennar Corp., Class A	2,835	304,224
LGI Homes, Inc. *	140	22,446
Lululemon Athletica, Inc. *	276	110,447
M.D.C Holdings, Inc.	778	40,651
M/I Homes, Inc. *	489	31,487
Mattel, Inc. *	5,056	107,946
Meritage Homes Corp. *	537	59,897
Mohawk Industries, Inc. *	1,229	243,047
Movado Group, Inc.	647	23,383
Newell Brands, Inc.	5,536	140,670
NIKE, Inc., Class B	6,239	1,027,813
NVR, Inc. *	35	181,298
Oxford Industries, Inc.	363	32,779
Polaris, Inc.	885	105,988
PulteGroup, Inc.	4,325	232,944
PVH Corp. *	2,238	234,520
Ralph Lauren Corp.	1,274	147,950
Skechers U.S.A., Inc., Class A *	1,852	93,396
Skyline Champion Corp. *	106	6,648
Security	Number of Shares	Value ($)
Smith & Wesson Brands, Inc.	779	18,797
Steven Madden Ltd.	1,530	61,919
Sturm Ruger & Co., Inc.	299	23,379
Tapestry, Inc. *	5,791	233,493
Taylor Morrison Home Corp., Class A *	2,494	70,056
Tempur Sealy International, Inc.	1,244	55,607
Toll Brothers, Inc.	1,997	127,928
TopBuild Corp. *	190	41,570
Tri Pointe Homes, Inc. *	2,944	69,979
Tupperware Brands Corp. *	1,485	35,447
Under Armour, Inc., Class A *	2,002	46,326
Under Armour, Inc., Class C *	2,090	41,925
Universal Electronics, Inc. *	246	12,428
VF Corp.	3,473	265,580
Vista Outdoor, Inc. *	1,052	42,974
Whirlpool Corp.	1,297	287,324
Wolverine World Wide, Inc.	1,507	54,041
		6,590,022

Consumer Services 2.3%
Adtalem Global Education, Inc. *	1,257	46,509
American Public Education, Inc. *	362	9,521
Aramark	4,641	161,460
Arcos Dorados Holdings, Inc., Class A *	3,570	19,492
Bally's Corp. *	85	4,270
BJ's Restaurants, Inc. *	577	24,673
Bloomin' Brands, Inc. *	2,389	64,001
Booking Holdings, Inc. *	327	751,992
Boyd Gaming Corp. *	829	50,876
Bright Horizons Family Solutions, Inc. *	269	39,209
Brinker International, Inc. *	1,023	54,495
Caesars Entertainment, Inc. *	863	87,707
Carnival Corp. *	18,602	449,052
Chipotle Mexican Grill, Inc. *	91	173,203
Choice Hotels International, Inc.	166	19,814
Churchill Downs, Inc.	211	44,416
Cracker Barrel Old Country Store, Inc.	456	65,472
Darden Restaurants, Inc.	1,350	203,377
Dave & Buster's Entertainment, Inc. *	1,033	38,655
Denny's Corp. *	929	15,366
Dine Brands Global, Inc. *	231	19,108
Domino's Pizza, Inc.	282	145,763
Everi Holdings, Inc. *	3,974	90,409
Expedia Group, Inc. *	1,317	190,307
frontdoor, Inc. *	302	13,173
Graham Holdings Co., Class B	97	59,831
Grand Canyon Education, Inc. *	359	32,001
H&R Block, Inc.	4,199	107,704
Hilton Grand Vacations, Inc. *	1,187	51,860
Hilton Worldwide Holdings, Inc. *	1,592	198,777
Houghton Mifflin Harcourt Co. *	6,122	82,463
Hyatt Hotels Corp., Class A *	756	55,634
International Game Technology plc *	3,256	69,971
Jack in the Box, Inc.	561	59,444
Las Vegas Sands Corp. *	4,923	219,615
Laureate Education, Inc., Class A *	2,303	36,687
Marriott International, Inc., Class A *	2,043	276,091
Marriott Vacations Worldwide Corp. *	415	62,063
McDonald's Corp.	6,231	1,479,613
MGM Resorts International	6,876	293,055
Norwegian Cruise Line Holdings Ltd. *	6,491	167,727
Papa John's International, Inc.	207	26,399
Penn National Gaming, Inc. *	650	52,715
Perdoceo Education Corp. *	956	10,497
Planet Fitness, Inc., Class A *	235	19,106
Red Robin Gourmet Burgers, Inc. *	1,148	28,103
Red Rock Resorts, Inc., Class A *	834	39,040

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Regis Corp. *	1,998	10,829
Royal Caribbean Cruises Ltd. *	3,246	268,542
Ruth's Hospitality Group, Inc. *	639	13,093
Scientific Games Corp., Class A *	665	48,113
SeaWorld Entertainment, Inc. *	543	26,710
Service Corp. International	1,362	85,479
Six Flags Entertainment Corp. *	2,147	90,689
Starbucks Corp.	9,135	1,073,271
Strategic Education, Inc.	180	14,090
Stride, Inc. *	844	28,899
Terminix Global Holdings, Inc. *	698	29,058
Texas Roadhouse, Inc.	613	58,235
The Cheesecake Factory, Inc. *	1,163	54,254
The Wendy's Co.	2,967	68,300
Travel & Leisure Co.	1,712	93,749
Vail Resorts, Inc. *	217	66,152
WW International, Inc. *	466	10,089
Wyndham Hotels & Resorts, Inc.	638	46,383
Wynn Resorts Ltd. *	1,085	110,334
Yum China Holdings, Inc.	2,728	167,936
Yum! Brands, Inc.	3,064	401,476
		8,976,397

Diversified Financials 6.1%
Affiliated Managers Group, Inc.	894	152,078
AGNC Investment Corp.	4,030	65,729
Ally Financial, Inc.	10,649	563,332
American Express Co.	8,659	1,437,048
Ameriprise Financial, Inc.	1,933	527,535
Annaly Capital Management, Inc.	11,753	102,134
Apollo Commercial Real Estate Finance, Inc.	1,648	25,626
Apollo Global Management, Inc.	341	20,385
Arbor Realty Trust, Inc.	330	6,032
Ares Management Corp., Class A	94	7,255
Artisan Partners Asset Management, Inc., Class A	520	27,019
Berkshire Hathaway, Inc., Class B *	17,750	5,072,418
BGC Partners, Inc., Class A	5,026	25,884
BlackRock, Inc.	787	742,369
Blackstone Mortgage Trust, Inc., Class A	1,160	38,060
Blucora, Inc. *	314	5,153
Brightsphere Investment Group, Inc.	891	24,226
BrightSpire Capital, Inc.	517	5,180
Cannae Holdings, Inc. *	769	24,547
Capital One Financial Corp.	11,487	1,906,497
Capstead Mortgage Corp.	2,314	15,944
Cboe Global Markets, Inc.	607	76,573
Chimera Investment Corp.	5,173	79,250
CME Group, Inc.	1,386	279,584
Cohen & Steers, Inc.	172	15,086
Compass Diversified Holdings	1,140	32,456
Credit Acceptance Corp. *	83	48,113
Discover Financial Services	7,869	1,008,963
Donnelley Financial Solutions, Inc. *	785	26,180
Encore Capital Group, Inc. *	370	18,208
Enova International, Inc. *	639	21,074
Equitable Holdings, Inc.	4,745	147,142
Evercore, Inc., Class A	652	91,045
FactSet Research Systems, Inc.	131	49,809
Federated Hermes, Inc.	1,671	56,530
FirstCash, Inc.	532	45,587
Franklin Resources, Inc.	10,263	332,932
Green Dot Corp., Class A *	361	18,859
Houlihan Lokey, Inc.	302	27,240
Interactive Brokers Group, Inc., Class A	71	4,589
Intercontinental Exchange, Inc.	2,264	270,616
Invesco Ltd.	9,680	245,098
Security	Number of Shares	Value ($)
Invesco Mortgage Capital, Inc.	7,439	23,210
Janus Henderson Group plc	2,191	95,002
Jefferies Financial Group, Inc.	3,493	129,101
KKR & Co., Inc.	1,583	101,771
Ladder Capital Corp., Class A	2,346	26,768
Lazard Ltd., Class A	2,010	95,274
LPL Financial Holdings, Inc.	820	121,237
MarketAxess Holdings, Inc.	49	23,320
MFA Financial, Inc.	8,671	41,621
Moelis & Co., Class A	491	30,417
Moody's Corp.	583	221,989
Morgan Stanley	13,689	1,429,542
Morningstar, Inc.	89	23,851
MSCI, Inc.	183	116,128
Nasdaq, Inc.	539	105,525
Navient Corp.	12,372	287,154
Nelnet, Inc., Class A	274	22,161
New Residential Investment Corp.	10,727	117,139
New York Mortgage Trust, Inc.	4,903	21,671
Northern Trust Corp.	1,884	223,292
OneMain Holdings, Inc.	1,340	77,492
PennyMac Mortgage Investment Trust	1,306	25,350
Piper Sandler Cos.	151	21,581
PRA Group, Inc. *	529	22,218
PROG Holdings, Inc.	1,169	55,317
Raymond James Financial, Inc.	989	138,361
Redwood Trust, Inc.	2,117	26,399
S&P Global, Inc.	889	394,556
Santander Consumer USA Holdings, Inc.	2,662	111,085
SEI Investments Co.	1,287	80,837
SLM Corp.	3,912	73,350
Starwood Property Trust, Inc.	3,451	89,036
State Street Corp.	4,299	399,420
Stifel Financial Corp.	675	46,643
Synchrony Financial	18,456	918,186
T. Rowe Price Group, Inc.	2,285	511,543
The Bank of New York Mellon Corp.	15,005	828,576
The Carlyle Group, Inc.	262	12,938
The Charles Schwab Corp. (a)	5,654	411,894
The Goldman Sachs Group, Inc.	4,863	2,010,899
TPG RE Finance Trust, Inc.	426	5,368
Tradeweb Markets, Inc., Class A	78	6,787
Two Harbors Investment Corp.	5,314	35,072
Virtu Financial, Inc., Class A	161	3,941
Virtus Investment Partners, Inc.	57	17,824
Voya Financial, Inc.	2,463	160,046
WisdomTree Investments, Inc.	2,229	14,065
World Acceptance Corp. *	151	28,670
		23,473,012

Energy 7.6%
Alto Ingredients, Inc. *	3,105	15,804
Antero Resources Corp. *	14,973	205,430
APA Corp.	9,665	188,274
Arch Resources, Inc. *	1,087	82,275
Archrock, Inc.	2,574	19,768
Baker Hughes Co.	21,635	492,845
Cabot Oil & Gas Corp.	3,970	63,083
Callon Petroleum Co. *	1,016	34,717
Centennial Resource Development, Inc., Class A *	11,014	56,171
ChampionX Corp. *	1,693	39,498
Cheniere Energy, Inc. *	910	79,589
Chevron Corp.	45,396	4,392,971
Cimarex Energy Co.	950	61,009
CNX Resources Corp. *	4,307	48,928
ConocoPhillips	27,830	1,545,400

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
CONSOL Energy, Inc. *	3,800	86,754
Continental Resources, Inc.	1,423	55,895
Core Laboratories N.V.	851	23,454
CVR Energy, Inc.	1,484	21,370
Delek US Holdings, Inc. *	4,504	77,063
Denbury, Inc. *	614	43,183
Devon Energy Corp.	10,200	301,410
DHT Holdings, Inc.	1,045	5,779
Diamondback Energy, Inc.	1,896	146,257
Dril-Quip, Inc. *	741	18,006
DTE Midstream LLC *	1,124	52,232
EOG Resources, Inc.	7,701	519,972
EQT Corp. *	2,428	44,505
Equitrans Midstream Corp.	4,845	42,297
Exxon Mobil Corp.	141,944	7,738,787
Golar LNG Ltd. *	654	7,358
Green Plains, Inc. *	1,940	68,094
Halliburton Co.	17,866	356,963
Helix Energy Solutions Group, Inc. *	3,369	12,667
Helmerich & Payne, Inc.	4,994	134,438
Hess Corp.	2,991	205,631
HollyFrontier Corp.	9,701	313,633
International Seaways, Inc.	906	15,583
Kinder Morgan, Inc.	38,359	624,101
Kosmos Energy Ltd. *	9,683	22,852
Liberty Oilfield Services, Inc., Class A *	1,032	10,547
Magnolia Oil & Gas Corp., Class A	1,460	22,893
Marathon Oil Corp.	30,560	359,080
Marathon Petroleum Corp.	26,689	1,581,857
Matador Resources Co.	906	26,048
Murphy Oil Corp.	7,267	154,496
Nabors Industries Ltd. *	1,216	102,557
NexTier Oilfield Solutions, Inc. *	4,035	14,526
Nordic American Tankers Ltd.	3,936	9,328
NOV, Inc. *	21,607	284,564
Occidental Petroleum Corp.	34,562	887,898
Oceaneering International, Inc. *	7,717	94,919
Oil States International, Inc. *	5,350	31,351
ONEOK, Inc.	7,206	378,459
Ovintiv, Inc.	1,650	44,979
Par Pacific Holdings, Inc. *	1,340	22,097
Patterson-UTI Energy, Inc.	12,464	96,721
PBF Energy, Inc., Class A *	16,732	174,013
PDC Energy, Inc.	1,414	59,034
Peabody Energy Corp. *	26,179	418,340
Phillips 66	21,399	1,521,255
Pioneer Natural Resources Co.	1,710	255,936
ProPetro Holding Corp. *	2,225	17,222
Range Resources Corp. *	3,535	51,682
Renewable Energy Group, Inc. *	613	29,681
Schlumberger N.V.	39,418	1,105,281
Scorpio Tankers, Inc.	1,250	20,263
SFL Corp., Ltd.	2,592	20,814
SM Energy Co.	11,564	220,872
Southwestern Energy Co. *	5,777	26,285
Targa Resources Corp.	6,536	287,061
Teekay Tankers Ltd., Class A *	975	11,164
The Williams Cos., Inc.	15,580	384,670
Transocean Ltd. *	46,200	164,472
US Silica Holdings, Inc. *	2,697	23,680
Valero Energy Corp.	24,682	1,636,663
World Fuel Services Corp.	8,441	273,151
		29,087,905

Food & Staples Retailing 2.7%
BJ's Wholesale Club Holdings, Inc. *	493	27,933
Casey's General Stores, Inc.	580	118,645
Security	Number of Shares	Value ($)
Costco Wholesale Corp.	4,068	1,852,933
Grocery Outlet Holding Corp. *	224	5,831
Ingles Markets, Inc., Class A	663	45,011
Performance Food Group Co. *	2,540	127,559
PriceSmart, Inc.	491	41,543
Rite Aid Corp. *	7,096	125,883
SpartanNash Co.	3,787	81,420
Sprouts Farmers Market, Inc. *	2,924	72,808
Sysco Corp.	6,409	510,477
The Andersons, Inc.	1,569	47,666
The Chefs' Warehouse, Inc. *	503	15,206
The Kroger Co.	29,419	1,354,157
United Natural Foods, Inc. *	5,412	199,162
US Foods Holding Corp. *	7,363	250,342
Walgreens Boots Alliance, Inc.	35,448	1,798,986
Walmart, Inc.	25,051	3,710,053
Weis Markets, Inc.	436	24,830
		10,410,445

Food, Beverage & Tobacco 3.6%
Altria Group, Inc.	28,884	1,450,843
Archer-Daniels-Midland Co.	19,208	1,152,480
B&G Foods, Inc.	1,248	37,889
Brown-Forman Corp., Class B	958	67,271
Bunge Ltd.	6,527	494,159
Cal-Maine Foods, Inc.	761	27,518
Calavo Growers, Inc.	281	13,185
Campbell Soup Co.	2,021	84,336
Coca-Cola Consolidated, Inc.	41	16,653
Coca-Cola Europacific Partners plc	3,232	186,616
Conagra Brands, Inc.	4,716	156,194
Constellation Brands, Inc., Class A	1,066	225,075
Darling Ingredients, Inc. *	1,299	96,776
Flowers Foods, Inc.	3,011	72,655
Fresh Del Monte Produce, Inc.	1,808	59,447
General Mills, Inc.	6,857	396,403
Hormel Foods Corp.	2,804	127,694
Hostess Brands, Inc. *	935	14,923
Ingredion, Inc.	1,718	150,943
J&J Snack Foods Corp.	161	26,365
John B Sanfilippo & Son, Inc.	173	14,703
Kellogg Co.	2,996	189,167
Keurig Dr Pepper, Inc.	2,399	85,572
Lamb Weston Holdings, Inc.	657	42,804
Lancaster Colony Corp.	165	29,245
McCormick & Co., Inc. Non-Voting Shares	1,106	95,437
Molson Coors Beverage Co., Class B	4,309	204,807
Mondelez International, Inc., Class A	15,750	977,602
Monster Beverage Corp. *	1,602	156,307
Nomad Foods Ltd. *	1,182	31,193
PepsiCo, Inc.	12,162	1,902,015
Philip Morris International, Inc.	17,276	1,779,428
Pilgrim's Pride Corp. *	1,703	47,412
Post Holdings, Inc. *	629	70,391
Sanderson Farms, Inc.	553	108,664
The Boston Beer Co., Inc., Class A *	24	13,685
The Coca-Cola Co.	29,038	1,635,130
The Hain Celestial Group, Inc. *	903	33,781
The Hershey Co.	990	175,923
The J.M. Smucker Co.	1,828	226,069
The Kraft Heinz Co.	10,445	375,916
TreeHouse Foods, Inc. *	1,229	46,051
Tyson Foods, Inc., Class A	7,842	615,754
Universal Corp.	1,033	52,270
Vector Group Ltd.	2,374	35,657
		13,802,408

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Health Care Equipment & Services 5.6%
Abbott Laboratories	7,115	899,123
ABIOMED, Inc. *	66	24,021
Acadia Healthcare Co., Inc. *	936	61,888
Addus HomeCare Corp. *	43	3,867
Align Technology, Inc. *	120	85,080
Allscripts Healthcare Solutions, Inc. *	1,794	27,556
Amedisys, Inc. *	100	18,345
AmerisourceBergen Corp.	2,920	356,853
AMN Healthcare Services, Inc. *	453	51,425
Anthem, Inc.	4,387	1,645,695
Avanos Medical, Inc. *	341	11,253
Baxter International, Inc.	3,798	289,484
Becton Dickinson & Co.	1,303	327,965
Boston Scientific Corp. *	4,535	204,755
Brookdale Senior Living, Inc. *	8,283	60,466
Cardinal Health, Inc.	12,266	643,842
Centene Corp. *	6,457	406,662
Cerner Corp.	2,795	213,398
Change Healthcare, Inc. *	708	15,456
Chemed Corp.	96	45,763
Cigna Corp.	2,861	605,531
Community Health Systems, Inc. *	4,307	53,019
CONMED Corp.	158	20,752
Covetrus, Inc. *	1,783	40,278
CVS Health Corp.	31,683	2,737,094
Danaher Corp.	1,758	569,873
DaVita, Inc. *	1,987	259,840
DENTSPLY SIRONA, Inc.	2,048	126,362
Edwards Lifesciences Corp. *	1,153	135,109
Encompass Health Corp.	987	77,430
Envista Holdings Corp. *	879	37,612
Globus Medical, Inc., Class A *	295	24,072
Haemonetics Corp. *	285	17,884
HCA Healthcare, Inc.	3,542	896,055
Henry Schein, Inc. *	2,188	165,391
Hill-Rom Holdings, Inc.	479	69,733
Hologic, Inc. *	1,317	104,241
Humana, Inc.	2,035	825,030
ICU Medical, Inc. *	95	18,938
IDEXX Laboratories, Inc. *	68	45,816
Integer Holdings Corp. *	260	25,685
Integra LifeSciences Holdings Corp. *	298	22,419
Intuitive Surgical, Inc. *	202	212,819
Laboratory Corp. of America Holdings *	896	271,828
LHC Group, Inc. *	111	20,730
LivaNova plc *	231	19,101
Magellan Health, Inc. *	814	77,021
Masimo Corp. *	127	34,486
McKesson Corp.	5,022	1,025,191
MEDNAX, Inc. *	3,401	109,206
Medtronic plc	11,757	1,569,324
Merit Medical Systems, Inc. *	265	19,019
ModivCare, Inc. *	152	29,983
Molina Healthcare, Inc. *	533	143,254
National HealthCare Corp.	279	20,604
Natus Medical, Inc. *	171	4,535
Neogen Corp. *	288	12,609
NextGen Healthcare, Inc. *	683	10,423
NuVasive, Inc. *	405	25,167
Omnicell, Inc. *	139	21,583
Orthofix Medical, Inc. *	233	9,879
Owens & Minor, Inc.	2,299	85,707
Patterson Cos., Inc.	2,501	76,631
Premier, Inc., Class A	958	35,618
Quest Diagnostics, Inc.	1,821	278,303
ResMed, Inc.	425	123,475
Security	Number of Shares	Value ($)
Select Medical Holdings Corp.	1,408	48,675
STERIS plc	551	118,470
Stryker Corp.	1,521	421,469
Teleflex, Inc.	144	56,946
Tenet Healthcare Corp. *	2,939	221,454
The Cooper Cos., Inc.	180	81,128
The Ensign Group, Inc.	298	24,338
Triple-S Management Corp., Class B *	1,080	38,340
UnitedHealth Group, Inc.	8,535	3,552,864
Universal Health Services, Inc., Class B	1,644	256,069
US Physical Therapy, Inc.	35	4,109
Varex Imaging Corp. *	765	22,315
Veeva Systems, Inc., Class A *	66	21,911
West Pharmaceutical Services, Inc.	164	74,066
Zimmer Biomet Holdings, Inc.	1,254	188,664
		21,638,375

Household & Personal Products 1.2%
Central Garden & Pet Co. *	101	4,651
Central Garden & Pet Co., Class A *	433	18,043
Church & Dwight Co., Inc.	1,560	130,510
Colgate-Palmolive Co.	5,981	466,219
Coty, Inc., Class A *	7,714	75,366
Edgewell Personal Care Co.	1,370	57,951
Energizer Holdings, Inc.	502	19,749
Herbalife Nutrition Ltd. *	862	44,255
Inter Parfums, Inc.	59	4,280
Kimberly-Clark Corp.	2,548	351,140
Medifast, Inc.	47	10,711
Nu Skin Enterprises, Inc., Class A	1,218	61,655
Spectrum Brands Holdings, Inc.	565	44,104
The Clorox Co.	791	132,927
The Estee Lauder Cos., Inc., Class A	849	289,076
The Procter & Gamble Co.	19,284	2,745,849
USANA Health Sciences, Inc. *	220	21,347
WD-40 Co.	61	14,617
		4,492,450

Insurance 3.6%
Aflac, Inc.	12,204	691,723
Alleghany Corp. *	180	121,804
Ambac Financial Group, Inc. *	1,150	16,204
American Equity Investment Life Holding Co.	1,901	60,243
American Financial Group, Inc.	920	126,905
American International Group, Inc.	37,431	2,042,235
American National Group, Inc.	133	25,603
AMERISAFE, Inc.	266	15,308
Aon plc, Class A	1,861	533,846
Arch Capital Group Ltd. *	2,807	115,368
Argo Group International Holdings Ltd.	523	27,667
Arthur J. Gallagher & Co.	995	142,902
Assurant, Inc.	562	95,602
Assured Guaranty Ltd.	3,580	178,499
Athene Holding Ltd., Class A *	1,404	94,026
Axis Capital Holdings Ltd.	1,406	71,945
Brighthouse Financial, Inc. *	693	33,929
Brown & Brown, Inc.	1,242	72,098
Chubb Ltd.	4,319	794,351
Cincinnati Financial Corp.	1,496	184,606
CNA Financial Corp.	566	25,102
CNO Financial Group, Inc.	3,779	92,434
Employers Holdings, Inc.	480	19,762
Enstar Group Ltd. *	66	15,224
Everest Re Group Ltd.	581	153,907
Fidelity National Financial, Inc.	4,076	199,031
First American Financial Corp.	1,753	123,639

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Genworth Financial, Inc., Class A *	24,384	91,440
Globe Life, Inc.	1,249	119,991
Horace Mann Educators Corp.	418	17,138
James River Group Holdings Ltd.	455	16,739
Kemper Corp.	567	38,896
Lincoln National Corp.	4,690	321,969
Loews Corp.	5,050	282,144
Markel Corp. *	91	115,593
Marsh & McLennan Cos., Inc.	3,542	556,802
MBIA, Inc. *	3,085	34,521
Mercury General Corp.	452	26,989
MetLife, Inc.	14,854	920,948
Old Republic International Corp.	5,231	136,006
Primerica, Inc.	446	68,211
Principal Financial Group, Inc.	4,341	290,022
ProAssurance Corp.	2,418	61,659
Prudential Financial, Inc.	9,348	989,766
Reinsurance Group of America, Inc.	1,204	139,447
RenaissanceRe Holdings Ltd.	348	54,542
RLI Corp.	222	24,249
Safety Insurance Group, Inc.	218	17,726
Selective Insurance Group, Inc.	539	45,044
SiriusPoint Ltd. *	490	4,807
Stewart Information Services Corp.	589	37,078
The Allstate Corp.	6,079	822,367
The Hanover Insurance Group, Inc.	557	78,710
The Hartford Financial Services Group, Inc.	6,304	423,755
The Progressive Corp.	4,206	405,206
The Travelers Cos., Inc.	7,182	1,147,037
United Fire Group, Inc.	434	11,267
Universal Insurance Holdings, Inc.	1,106	15,749
Unum Group	6,783	180,563
W.R. Berkley Corp.	1,520	114,471
White Mountains Insurance Group Ltd.	49	54,920
Willis Towers Watson plc	684	150,973
		13,890,708

Materials 3.7%
AdvanSix, Inc. *	996	36,354
Air Products and Chemicals, Inc.	1,175	316,674
Albemarle Corp.	838	198,388
Alcoa Corp. *	7,838	347,772
Allegheny Technologies, Inc. *	2,690	48,043
AptarGroup, Inc.	472	63,626
Arconic Corp. *	2,606	89,881
Ashland Global Holdings, Inc.	790	71,977
Avery Dennison Corp.	732	164,985
Avient Corp.	1,299	67,665
Axalta Coating Systems Ltd. *	2,120	64,745
Balchem Corp.	159	22,327
Ball Corp.	1,510	144,900
Berry Global Group, Inc. *	1,462	98,203
Cabot Corp.	1,057	56,444
Carpenter Technology Corp.	1,461	48,724
Celanese Corp.	1,492	236,631
Century Aluminum Co. *	1,146	14,692
CF Industries Holdings, Inc.	3,776	171,506
Clearwater Paper Corp. *	695	22,581
Cleveland-Cliffs, Inc. *	4,504	105,709
Commercial Metals Co.	3,193	104,156
Compass Minerals International, Inc.	525	35,138
Constellium SE *	1,592	32,190
Corteva, Inc.	5,236	230,227
Crown Holdings, Inc.	947	103,971
Domtar Corp. *	2,933	160,816
Dow, Inc.	6,752	424,701
DuPont de Nemours, Inc.	12,296	910,150
Security	Number of Shares	Value ($)
Eagle Materials, Inc.	435	68,225
Eastman Chemical Co.	2,563	290,029
Ecolab, Inc.	1,642	370,041
Element Solutions, Inc.	1,747	39,709
Ferro Corp. *	923	19,198
FMC Corp.	483	45,223
Freeport-McMoRan, Inc.	7,612	277,001
GCP Applied Technologies, Inc. *	669	15,949
Glatfelter Corp.	1,082	17,096
Graphic Packaging Holding Co.	5,486	112,573
Greif, Inc., Class A	620	39,258
H.B. Fuller Co.	608	41,083
Hawkins, Inc.	149	5,644
Hecla Mining Co.	2,709	16,660
Huntsman Corp.	4,897	129,428
Ingevity Corp. *	310	24,921
Innospec, Inc.	316	29,578
International Flavors & Fragrances, Inc.	792	119,988
International Paper Co.	8,517	511,787
Kaiser Aluminum Corp.	344	43,433
Koppers Holdings, Inc. *	378	12,436
Kraton Corp. *	919	38,708
Linde plc	3,192	1,004,171
Livent Corp. *	828	20,592
Louisiana-Pacific Corp.	1,386	87,928
LyondellBasell Industries N.V., Class A	7,161	718,606
Martin Marietta Materials, Inc.	466	177,663
Materion Corp.	359	26,218
Minerals Technologies, Inc.	565	44,432
Myers Industries, Inc.	600	13,680
Neenah, Inc.	417	21,013
NewMarket Corp.	99	34,623
Newmont Corp.	3,792	219,898
Nucor Corp.	7,838	921,435
O-I Glass, Inc. *	6,656	100,705
Olin Corp.	4,205	209,577
Orion Engineered Carbons S.A. *	1,422	25,127
Packaging Corp. of America	1,265	191,901
PPG Industries, Inc.	2,851	454,877
Quaker Chemical Corp.	58	15,029
Reliance Steel & Aluminum Co.	1,695	254,318
Royal Gold, Inc.	203	22,600
RPM International, Inc.	1,020	83,936
Schnitzer Steel Industries, Inc., Class A	1,067	50,480
Schweitzer-Mauduit International, Inc.	619	23,689
Sealed Air Corp.	2,701	164,842
Sensient Technologies Corp.	471	40,906
Silgan Holdings, Inc.	1,160	49,219
Sonoco Products Co.	1,618	105,655
Southern Copper Corp.	559	34,988
Steel Dynamics, Inc.	4,850	327,327
Stepan Co.	280	32,917
Summit Materials, Inc., Class A *	1,527	51,414
SunCoke Energy, Inc.	3,533	24,554
The Chemours Co.	3,479	116,581
The Mosaic Co.	10,065	323,892
The Scotts Miracle-Gro Co.	231	36,228
The Sherwin-Williams Co.	981	297,900
Tredegar Corp.	417	5,538
Trinseo S.A.	1,225	63,614
Tronox Holdings plc, Class A	1,370	28,948
United States Steel Corp.	11,419	305,458
Valvoline, Inc.	1,084	32,693
Verso Corp., Class A	2,677	50,997
Vulcan Materials Co.	800	148,744
W.R. Grace & Co.	712	49,584
Warrior Met Coal, Inc.	3,080	68,961
Westlake Chemical Corp.	575	50,226

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Westrock Co.	7,426	386,449
Worthington Industries, Inc.	694	40,217
		14,221,494

Media & Entertainment 4.9%
Activision Blizzard, Inc.	2,801	230,718
Alphabet, Inc., Class A *	980	2,836,071
Alphabet, Inc., Class C *	962	2,798,689
Altice USA, Inc., Class A *	4,308	118,212
AMC Entertainment Holdings, Inc., Class A *(b)	4,113	193,846
AMC Networks, Inc., Class A *	1,416	67,302
Cable One, Inc.	16	33,593
Cars.com, Inc. *	1,844	23,456
Charter Communications, Inc., Class A *	1,132	924,459
Cinemark Holdings, Inc. *	3,596	64,117
Comcast Corp., Class A	50,253	3,049,352
Discovery, Inc., Class A *	1,977	57,017
Discovery, Inc., Class C *	4,244	117,092
DISH Network Corp., Class A *	3,382	147,421
Electronic Arts, Inc.	1,659	240,903
Facebook, Inc., Class A *	6,254	2,372,643
Fox Corp., Class A	5,196	194,538
Fox Corp., Class B	2,382	82,489
Gannett Co., Inc. *	8,450	53,658
Gray Television, Inc.	1,261	28,675
iHeartMedia, Inc., Class A *	2,389	59,438
IMAX Corp. *	238	3,739
John Wiley & Sons, Inc., Class A	866	50,315
Liberty Media Corp. - Liberty Formula One, Class C *	748	37,804
Liberty Media Corp. - Liberty SiriusXM, Class A *	2,123	105,088
Liberty Media Corp. - Liberty SiriusXM, Class C *	4,182	206,382
Liberty TripAdvisor Holdings, Inc., Class A *	3,302	12,349
Lions Gate Entertainment Corp., Class A *	899	11,615
Lions Gate Entertainment Corp., Class B *	1,927	22,662
Live Nation Entertainment, Inc. *	506	43,870
Madison Square Garden Entertainment Corp. *	291	23,335
Madison Square Garden Sports Corp. *	95	17,174
Match Group, Inc. *	206	28,313
Meredith Corp. *	1,403	60,343
National CineMedia, Inc.	3,382	8,658
Netflix, Inc. *	216	122,945
News Corp., Class A	5,567	125,090
News Corp., Class B	1,774	39,081
Nexstar Media Group, Inc., Class A	425	63,644
Omnicom Group, Inc.	3,483	255,025
Scholastic Corp.	1,054	35,035
Sinclair Broadcast Group, Inc., Class A	1,631	48,946
Sirius XM Holdings, Inc.	7,815	49,000
Spotify Technology S.A. *	92	21,559
Take-Two Interactive Software, Inc. *	280	45,142
TEGNA, Inc.	3,687	65,334
The E.W. Scripps Co., Class A	706	13,089
The Interpublic Group of Cos., Inc.	5,271	196,239
The Marcus Corp. *	714	11,138
The New York Times Co., Class A	711	36,105
The Walt Disney Co. *	13,979	2,534,393
TripAdvisor, Inc. *	1,151	40,285
Twitter, Inc. *	1,049	67,661
ViacomCBS, Inc., Class B	9,955	412,635
World Wrestling Entertainment, Inc., Class A	101	5,263
Yandex N.V., Class A *	678	52,138
Security	Number of Shares	Value ($)
Yelp, Inc. *	765	29,460
Zillow Group, Inc., Class A *	13	1,243
Zillow Group, Inc., Class C *	31	2,969
Zynga, Inc., Class A *	2,312	20,461
		18,619,216

Pharmaceuticals, Biotechnology & Life Sciences 5.5%
AbbVie, Inc.	16,636	2,009,296
Agilent Technologies, Inc.	1,347	236,358
Alkermes plc *	636	19,881
Amgen, Inc.	6,452	1,455,120
Avantor, Inc. *	360	14,198
Bio-Rad Laboratories, Inc., Class A *	60	48,289
Bio-Techne Corp.	74	36,936
Biogen, Inc. *	1,840	623,594
BioMarin Pharmaceutical, Inc. *	229	19,284
Bristol-Myers Squibb Co.	13,303	889,439
Bruker Corp.	497	43,890
Catalent, Inc. *	357	46,567
Charles River Laboratories International, Inc. *	146	64,804
Elanco Animal Health, Inc. *	1,811	60,451
Eli Lilly & Co.	3,209	828,853
Emergent BioSolutions, Inc. *	179	11,291
Exelixis, Inc. *	434	8,320
Gilead Sciences, Inc.	28,511	2,075,031
Horizon Therapeutics plc *	176	19,024
ICON plc *	443	113,306
Illumina, Inc. *	269	122,976
Incyte Corp. *	282	21,570
IQVIA Holdings, Inc. *	1,319	342,584
Jazz Pharmaceuticals plc *	520	68,489
Johnson & Johnson	22,359	3,871,014
Ligand Pharmaceuticals, Inc. *	33	4,366
Medpace Holdings, Inc. *	34	6,200
Merck & Co., Inc.	25,845	1,971,715
Mettler-Toledo International, Inc. *	88	136,649
Myriad Genetics, Inc. *	1,437	51,416
Organon & Co.	2,578	87,368
PDL BioPharma, Inc. *(c)	5,139	12,693
PerkinElmer, Inc.	431	79,649
Perrigo Co., plc	2,055	84,152
Pfizer, Inc.	81,150	3,738,581
PPD, Inc. *	303	14,032
Prestige Consumer Healthcare, Inc. *	519	29,785
Regeneron Pharmaceuticals, Inc. *	336	226,262
Royalty Pharma plc, Class A	99	3,826
Syneos Health, Inc. *	402	37,298
Thermo Fisher Scientific, Inc.	1,284	712,556
United Therapeutics Corp. *	663	142,466
Vertex Pharmaceuticals, Inc. *	201	40,258
Viatris, Inc.	18,035	263,852
Waters Corp. *	471	195,004
Zoetis, Inc.	1,135	232,176
		21,120,869

Real Estate 2.8%
Acadia Realty Trust	952	20,201
Alexander & Baldwin, Inc.	1,767	36,895
Alexandria Real Estate Equities, Inc.	399	82,342
American Assets Trust, Inc.	433	17,242
American Campus Communities, Inc.	1,368	69,563
American Finance Trust, Inc.	1,647	14,197
American Homes 4 Rent, Class A	1,130	47,392
American Tower Corp.	1,333	389,463
Americold Realty Trust	612	22,485
Apartment Income REIT Corp.	1,451	73,740

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Apple Hospitality REIT, Inc.	5,057	74,742
AvalonBay Communities, Inc.	885	203,178
Boston Properties, Inc.	1,584	178,976
Brandywine Realty Trust	2,840	39,419
Brixmor Property Group, Inc.	4,790	112,325
Camden Property Trust	638	95,726
CareTrust REIT, Inc.	206	4,530
CBRE Group, Inc., Class A *	3,280	315,864
Centerspace	177	17,909
Chatham Lodging Trust *	1,425	17,100
Columbia Property Trust, Inc.	2,230	37,286
CoreSite Realty Corp.	160	23,739
Corporate Office Properties Trust	1,227	34,577
Cousins Properties, Inc.	741	28,573
Crown Castle International Corp.	1,751	340,902
CubeSmart	1,095	58,582
Cushman & Wakefield plc *	1,034	18,757
CyrusOne, Inc.	502	38,644
DiamondRock Hospitality Co. *	4,886	44,169
Digital Realty Trust, Inc.	1,087	178,170
DigitalBridge Group, Inc. *	17,949	123,848
Diversified Healthcare Trust	16,889	63,334
Douglas Emmett, Inc.	1,320	43,573
Duke Realty Corp.	1,677	88,059
Easterly Government Properties, Inc.	220	4,701
EastGroup Properties, Inc.	132	23,794
Empire State Realty Trust, Inc., Class A	2,847	29,239
EPR Properties	942	47,807
Equinix, Inc.	288	242,914
Equity Commonwealth	983	25,892
Equity LifeStyle Properties, Inc.	719	61,165
Equity Residential	2,925	245,905
Essex Property Trust, Inc.	372	123,035
Extra Space Storage, Inc.	564	105,417
Federal Realty Investment Trust	597	72,697
First Industrial Realty Trust, Inc.	556	31,130
Gaming & Leisure Properties, Inc.	1,316	64,879
Global Net Lease, Inc.	877	14,909
Healthcare Realty Trust, Inc.	1,037	31,141
Healthcare Trust of America, Inc., Class A	1,464	44,403
Healthpeak Properties, Inc.	4,431	159,516
Hersha Hospitality Trust *	1,858	17,428
Highwoods Properties, Inc.	1,159	52,955
Host Hotels & Resorts, Inc. *	16,685	276,304
Hudson Pacific Properties, Inc.	1,404	37,038
Independence Realty Trust, Inc.	361	7,393
Industrial Logistics Properties Trust	257	7,050
Invitation Homes, Inc.	2,073	85,366
Iron Mountain, Inc.	4,585	218,934
iStar, Inc.	1,145	30,285
JBG SMITH Properties	815	24,556
Jones Lang LaSalle, Inc. *	947	229,581
Kennedy-Wilson Holdings, Inc.	1,376	30,258
Kilroy Realty Corp.	754	49,500
Kimco Realty Corp.	6,946	151,353
Kite Realty Group Trust	1,537	31,140
Lamar Advertising Co., Class A	823	93,682
Lexington Realty Trust	2,451	33,162
Life Storage, Inc.	430	53,509
LTC Properties, Inc.	289	9,973
Mack-Cali Realty Corp. *	1,608	28,751
Marcus & Millichap, Inc. *	296	11,609
Medical Properties Trust, Inc.	2,163	44,298
Mid-America Apartment Communities, Inc.	679	130,619
National Health Investors, Inc.	285	17,049
National Retail Properties, Inc.	966	45,991
New Senior Investment Group, Inc.	2,853	24,907
Newmark Group, Inc., Class A	1,571	21,397
Security	Number of Shares	Value ($)
Office Properties Income Trust	903	23,957
Omega Healthcare Investors, Inc.	1,686	56,532
Outfront Media, Inc. *	3,065	75,889
Paramount Group, Inc.	3,474	30,780
Park Hotels & Resorts, Inc. *	7,281	139,358
Pebblebrook Hotel Trust	1,967	43,333
Physicians Realty Trust	1,148	21,249
Piedmont Office Realty Trust, Inc., Class A	2,402	42,804
PotlatchDeltic Corp.	476	24,728
Preferred Apartment Communities, Inc., Class A	1,543	19,257
Prologis, Inc.	1,794	241,580
PS Business Parks, Inc.	119	18,710
Public Storage	688	222,644
QTS Realty Trust, Inc., Class A	280	21,834
Rayonier, Inc.	1,290	47,446
Realogy Holdings Corp. *	7,301	128,133
Realty Income Corp.	1,337	96,558
Regency Centers Corp.	1,230	84,403
Retail Opportunity Investments Corp.	1,155	20,882
Retail Properties of America, Inc., Class A	4,505	59,556
Rexford Industrial Realty, Inc.	109	6,750
RLJ Lodging Trust	4,923	71,039
RPT Realty	1,923	24,884
Ryman Hospitality Properties, Inc. *	589	48,928
Sabra Health Care REIT, Inc.	1,681	26,896
SBA Communications Corp.	180	64,615
Seritage Growth Properties, Class A *	641	10,365
Service Properties Trust	8,734	99,830
Simon Property Group, Inc.	3,773	507,280
SITE Centers Corp.	3,546	57,126
SL Green Realty Corp.	1,443	101,125
Spirit Realty Capital, Inc.	903	46,748
STAG Industrial, Inc.	575	24,294
STORE Capital Corp.	900	32,463
Summit Hotel Properties, Inc. *	2,434	22,685
Sun Communities, Inc.	352	70,924
Sunstone Hotel Investors, Inc. *	5,184	60,083
Tanger Factory Outlet Centers, Inc.	2,954	49,391
Terreno Realty Corp.	80	5,345
The GEO Group, Inc.	7,009	54,320
The Howard Hughes Corp. *	252	22,814
The Macerich Co.	6,826	116,588
UDR, Inc.	1,684	90,970
Uniti Group, Inc.	4,709	61,547
Urban Edge Properties	1,478	27,993
Ventas, Inc.	5,017	280,651
VEREIT, Inc.	2,594	131,075
VICI Properties, Inc.	1,701	52,578
Vornado Realty Trust	2,574	107,799
Washington Real Estate Investment Trust	911	22,903
Welltower, Inc.	4,487	392,747
Weyerhaeuser Co.	9,694	348,984
WP Carey, Inc.	944	73,745
Xenia Hotels & Resorts, Inc. *	2,812	48,985
		10,632,237

Retailing 5.6%
Abercrombie & Fitch Co., Class A *	3,266	116,792
Advance Auto Parts, Inc.	898	182,159
Amazon.com, Inc. *	526	1,825,636
America's Car-Mart, Inc. *	31	4,009
American Eagle Outfitters, Inc.	4,838	147,656
Asbury Automotive Group, Inc. *	457	85,112
AutoNation, Inc. *	1,592	173,671
AutoZone, Inc. *	117	181,251
Bath & Body Works, Inc.	4,402	297,047

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Bed Bath & Beyond, Inc. *	12,363	340,477
Best Buy Co., Inc.	4,040	470,700
Big 5 Sporting Goods Corp.	3,304	91,851
Big Lots, Inc.	1,437	69,924
Boot Barn Holdings, Inc. *	73	6,517
Burlington Stores, Inc. *	281	84,157
Caleres, Inc.	2,832	69,639
CarMax, Inc. *	2,010	251,672
Chico's FAS, Inc. *	27,114	140,179
Citi Trends, Inc. *	366	31,527
Conn's, Inc. *	995	24,477
Core-Mark Holding Co., Inc.	3,222	148,212
Designer Brands, Inc., Class A *	5,419	78,575
Dick's Sporting Goods, Inc. (b)	1,700	239,377
Dillard's, Inc., Class A	1,015	193,317
Dollar General Corp.	2,484	553,708
Dollar Tree, Inc. *	2,559	231,692
eBay, Inc.	8,530	654,592
Etsy, Inc. *	26	5,623
Express, Inc. *	22,321	132,363
Five Below, Inc. *	158	33,624
Floor & Decor Holdings, Inc., Class A *	178	21,947
Foot Locker, Inc.	4,101	232,486
GameStop Corp., Class A *	9,749	2,127,622
Genesco, Inc. *	1,363	84,547
Genuine Parts Co.	2,163	264,297
Group 1 Automotive, Inc.	666	110,183
Groupon, Inc. *	812	20,113
Guess?, Inc.	1,703	41,196
Haverty Furniture Cos., Inc.	547	19,490
Hibbett, Inc.	537	51,385
Kohl's Corp.	12,359	709,407
Lithia Motors, Inc., Class A	264	87,463
LKQ Corp. *	3,986	210,022
Lowe's Cos., Inc.	6,394	1,303,673
Macy's, Inc. *	37,613	842,155
MarineMax, Inc. *	370	17,989
MercadoLibre, Inc. *	11	20,542
Monro, Inc.	456	25,951
Murphy USA, Inc.	920	142,858
National Vision Holdings, Inc. *	440	26,391
Nordstrom, Inc. *	6,503	186,051
O'Reilly Automotive, Inc. *	588	349,319
Ollie's Bargain Outlet Holdings, Inc. *	228	16,503
Overstock.com, Inc. *	699	50,433
Party City Holdco, Inc. *	4,485	30,543
Penske Automotive Group, Inc.	1,089	97,934
PetMed Express, Inc.	152	4,186
Pool Corp.	138	68,213
Qurate Retail, Inc., Class A	21,771	240,134
Rent-A-Center, Inc.	389	24,538
RH *	28	19,619
Ross Stores, Inc.	2,798	331,283
Sally Beauty Holdings, Inc. *	3,915	72,780
Shoe Carnival, Inc.	736	28,174
Signet Jewelers Ltd.	2,859	226,433
Sleep Number Corp. *	319	29,511
Sonic Automotive, Inc., Class A	909	45,941
Stamps.com, Inc. *	84	27,628
Stitch Fix, Inc., Class A *	82	3,437
Target Corp.	6,713	1,657,977
The Buckle, Inc.	814	31,526
The Children's Place, Inc. *	673	58,443
The Gap, Inc.	8,154	217,956
The Home Depot, Inc.	7,577	2,471,466
The ODP Corp. *	3,746	176,699
The TJX Cos., Inc.	12,725	925,362
Tractor Supply Co.	1,055	204,934
Security	Number of Shares	Value ($)
TravelCenters of America, Inc. *	485	20,355
Ulta Beauty, Inc. *	402	155,699
Urban Outfitters, Inc. *	2,583	85,291
Victoria's Secret & Co. *	1,467	97,262
Williams-Sonoma, Inc.	811	151,414
Zumiez, Inc. *	455	18,286
		21,350,583

Semiconductors & Semiconductor Equipment 3.4%
Advanced Micro Devices, Inc. *	546	60,453
Ambarella, Inc. *	126	13,050
Amkor Technology, Inc.	2,030	55,764
Analog Devices, Inc.	2,591	422,230
Applied Materials, Inc.	6,545	884,426
Broadcom, Inc.	1,859	924,313
Brooks Automation, Inc.	201	17,077
Cirrus Logic, Inc. *	677	56,645
CMC Materials, Inc.	114	15,119
Cree, Inc. *	534	45,379
Diodes, Inc. *	322	31,179
Entegris, Inc.	365	43,851
First Solar, Inc. *	691	64,954
FormFactor, Inc. *	146	5,677
Intel Corp.	66,621	3,601,531
KLA Corp.	762	259,050
Kulicke & Soffa Industries, Inc.	661	46,396
Lam Research Corp.	687	415,511
Marvell Technology, Inc.	1,922	117,607
Microchip Technology, Inc.	934	146,974
Micron Technology, Inc. *	13,406	988,022
MKS Instruments, Inc.	324	47,686
Monolithic Power Systems, Inc.	52	25,736
NVIDIA Corp.	2,719	608,648
NXP Semiconductor N.V.	2,121	456,291
ON Semiconductor Corp. *	3,443	152,732
Photronics, Inc. *	1,234	18,596
Power Integrations, Inc.	259	28,138
Qorvo, Inc. *	910	171,107
QUALCOMM, Inc.	9,966	1,461,913
Semtech Corp. *	287	20,067
Silicon Laboratories, Inc. *	160	25,219
Skyworks Solutions, Inc.	1,361	249,689
SolarEdge Technologies, Inc. *	28	8,114
Synaptics, Inc. *	352	66,803
Teradyne, Inc.	701	85,129
Texas Instruments, Inc.	6,217	1,186,888
Ultra Clean Holdings, Inc. *	301	13,918
Universal Display Corp.	26	5,423
Xilinx, Inc.	1,336	207,868
		13,055,173

Software & Services 5.9%
Accenture plc, Class A	3,395	1,142,621
ACI Worldwide, Inc. *	742	23,915
Adobe, Inc. *	697	462,599
Akamai Technologies, Inc. *	1,055	119,479
Alliance Data Systems Corp.	2,399	235,366
Amdocs Ltd.	2,064	158,990
ANSYS, Inc. *	200	73,072
Aspen Technology, Inc. *	223	28,878
Autodesk, Inc. *	240	74,422
Automatic Data Processing, Inc.	2,426	507,131
Avaya Holdings Corp. *	863	17,407
Black Knight, Inc. *	539	40,786
Blackbaud, Inc. *	205	14,286
Broadridge Financial Solutions, Inc.	691	119,004

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Cadence Design Systems, Inc. *	635	103,810
CDK Global, Inc.	1,601	66,602
Cerence, Inc. *	209	22,664
Check Point Software Technologies Ltd. *	843	105,906
Citrix Systems, Inc.	1,091	112,231
Cognizant Technology Solutions Corp., Class A	7,057	538,520
Cognyte Software Ltd. *	349	9,590
CommVault Systems, Inc. *	313	25,344
Concentrix Corp. *	543	94,151
Conduent, Inc. *	11,781	86,001
CSG Systems International, Inc.	471	22,707
Dolby Laboratories, Inc., Class A	371	36,770
Dropbox, Inc., Class A *	300	9,513
DXC Technology Co. *	11,750	431,460
Ebix, Inc.	449	12,922
Envestnet, Inc. *	74	5,910
EPAM Systems, Inc. *	90	56,953
Euronet Worldwide, Inc. *	318	42,367
EVERTEC, Inc.	378	17,482
ExlService Holdings, Inc. *	221	27,214
Fair Isaac Corp. *	74	34,021
Fidelity National Information Services, Inc.	2,102	268,573
Fiserv, Inc. *	1,864	219,561
FleetCor Technologies, Inc. *	405	106,628
Fortinet, Inc. *	177	55,780
Gartner, Inc. *	323	99,723
Genpact Ltd.	1,789	92,813
Global Payments, Inc.	597	97,096
Globant S.A. *	25	8,057
GoDaddy, Inc., Class A *	252	18,474
Guidewire Software, Inc. *	48	5,686
InterDigital, Inc.	472	34,036
International Business Machines Corp.	18,823	2,641,620
Intuit, Inc.	753	426,281
j2 Global, Inc. *	404	55,631
Jack Henry & Associates, Inc.	444	78,313
LiveRamp Holdings, Inc. *	644	31,556
Manhattan Associates, Inc. *	270	44,007
Mastercard, Inc., Class A	2,105	728,814
MAXIMUS, Inc.	819	71,327
Microsoft Corp.	24,293	7,333,571
MicroStrategy, Inc., Class A *	41	28,466
NCR Corp. *	2,631	111,765
NortonLifeLock, Inc.	8,989	238,748
Nuance Communications, Inc. *	599	32,975
Oracle Corp.	23,996	2,138,763
Pagseguro Digital Ltd., Class A *	129	7,672
Palo Alto Networks, Inc. *	60	27,662
Paychex, Inc.	1,965	224,934
Paycom Software, Inc. *	36	17,600
PayPal Holdings, Inc. *	1,651	476,578
Pegasystems, Inc.	87	11,974
Perficient, Inc. *	235	28,017
Progress Software Corp.	433	20,160
PTC, Inc. *	215	28,307
Sabre Corp. *	7,467	83,854
salesforce.com, Inc. *	782	207,441
ServiceNow, Inc. *	15	9,655
Splunk, Inc. *	71	10,854
Square, Inc., Class A *	75	20,105
SS&C Technologies Holdings, Inc.	776	58,712
StoneCo Ltd., Class A *	59	2,746
Synopsys, Inc. *	339	112,629
Teradata Corp. *	2,417	132,186
The Western Union Co.	6,431	139,167
Tyler Technologies, Inc. *	57	27,685
Unisys Corp. *	769	18,617
Security	Number of Shares	Value ($)
Verint Systems, Inc. *	349	15,579
VeriSign, Inc. *	307	66,392
Visa, Inc., Class A	4,712	1,079,519
VMware, Inc., Class A *(b)	352	52,402
Vonage Holdings Corp. *	1,279	18,034
WEX, Inc. *	169	31,023
Workday, Inc., Class A *	27	7,375
Xperi Holding Corp.	1,634	34,919
		22,820,156

Technology Hardware & Equipment 7.0%
3D Systems Corp. *	944	28,735
ADTRAN, Inc.	1,195	24,689
Advanced Energy Industries, Inc.	223	20,110
Amphenol Corp., Class A	3,129	239,775
Apple Inc.	96,363	14,630,794
Arista Networks, Inc. *	122	45,083
Arrow Electronics, Inc. *	2,692	326,324
Avnet, Inc.	9,307	376,561
Badger Meter, Inc.	148	15,849
Belden, Inc.	907	51,926
Benchmark Electronics, Inc.	1,945	52,573
CDW Corp.	1,155	231,705
Ciena Corp. *	1,015	57,987
Cisco Systems, Inc.	60,480	3,569,530
Cognex Corp.	436	38,638
Coherent, Inc. *	223	56,345
CommScope Holding Co., Inc. *	4,956	78,305
Comtech Telecommunications Corp.	519	13,245
Corning, Inc.	15,703	627,963
CTS Corp.	397	13,927
Dell Technologies, Inc., Class C *	1,095	106,719
EchoStar Corp., Class A *	1,071	28,917
ePlus, Inc. *	269	29,111
F5 Networks, Inc. *	712	144,942
Fabrinet *	317	32,657
Flex Ltd. *	12,563	233,421
Hewlett Packard Enterprise Co.	60,647	937,603
HP, Inc.	20,972	623,707
II-VI, Inc. *	356	22,421
Insight Enterprises, Inc. *	808	83,135
IPG Photonics Corp. *	183	31,234
Itron, Inc. *	276	23,187
Jabil, Inc.	4,175	257,931
Juniper Networks, Inc.	9,240	267,775
Keysight Technologies, Inc. *	475	85,205
Knowles Corp. *	1,174	23,480
Littelfuse, Inc.	144	41,098
Lumentum Holdings, Inc. *	235	20,360
Methode Electronics, Inc.	589	27,430
Motorola Solutions, Inc.	1,439	351,433
National Instruments Corp.	1,185	49,557
NetApp, Inc.	4,096	364,257
NETGEAR, Inc. *	487	17,401
NetScout Systems, Inc. *	1,650	45,243
Novanta, Inc. *	37	5,669
OSI Systems, Inc. *	225	22,262
PC Connection, Inc.	406	19,654
Plantronics, Inc. *	935	27,844
Plexus Corp. *	531	48,762
Rogers Corp. *	130	27,613
Sanmina Corp. *	2,610	103,043
ScanSource, Inc. *	1,663	59,170
Seagate Technology Holdings plc	5,151	451,176
Stratasys Ltd. *	611	12,868
Super Micro Computer, Inc. *	925	33,799
SYNNEX Corp.	747	94,921

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
TE Connectivity Ltd.	3,172	476,498
Teledyne Technologies, Inc. *	279	129,283
Trimble, Inc. *	1,068	100,627
TTM Technologies, Inc. *	2,670	37,380
ViaSat, Inc. *	718	37,078
Viavi Solutions, Inc. *	884	14,400
Vishay Intertechnology, Inc.	2,522	55,408
Western Digital Corp. *	8,080	510,656
Xerox Holdings Corp.	6,921	155,792
Zebra Technologies Corp., Class A *	140	82,204
		26,854,395

Telecommunication Services 2.8%
AT&T, Inc.	183,044	5,019,066
ATN International, Inc.	203	9,255
Cincinnati Bell, Inc. *	1,259	19,502
Cogent Communications Holdings, Inc.	267	19,379
Consolidated Communications Holdings, Inc. *	4,534	42,030
Iridium Communications, Inc. *	376	16,736
Liberty Global plc, Class A *	4,823	138,613
Liberty Global plc, Class C *	10,697	309,999
Liberty Latin America Ltd., Class A *	1,172	16,713
Liberty Latin America Ltd., Class C *	3,181	45,774
Lumen Technologies, Inc.	54,473	670,018
Shenandoah Telecommunications Co.	340	10,142
T-Mobile US, Inc. *	3,253	445,726
Telephone and Data Systems, Inc.	4,924	100,056
United States Cellular Corp. *	468	14,953
Verizon Communications, Inc.	73,509	4,042,995
		10,920,957

Transportation 2.1%
Air Transport Services Group, Inc. *	771	21,118
Alaska Air Group, Inc. *	800	45,872
Allegiant Travel Co. *	64	12,316
AMERCO	102	67,437
American Airlines Group, Inc. *	9,570	190,826
ArcBest Corp.	895	59,723
Atlas Air Worldwide Holdings, Inc. *	339	24,805
Atlas Corp.	1,699	25,502
Avis Budget Group, Inc. *	3,204	290,763
C.H. Robinson Worldwide, Inc.	2,284	205,697
Copa Holdings S.A., Class A *	174	13,094
Costamare, Inc.	1,343	19,312
CSX Corp.	23,255	756,485
Delta Air Lines, Inc. *	4,895	197,954
Echo Global Logistics, Inc. *	741	24,364
Expeditors International of Washington, Inc.	2,032	253,269
FedEx Corp.	3,510	932,572
Forward Air Corp.	398	35,092
GXO Logistics, Inc. *	1,243	101,665
Hawaiian Holdings, Inc. *	647	13,082
Heartland Express, Inc.	852	14,297
Hub Group, Inc., Class A *	852	59,810
J.B. Hunt Transport Services, Inc.	885	156,999
JetBlue Airways Corp. *	2,770	41,910
Kansas City Southern	671	188,330
Kirby Corp. *	1,124	60,235
Knight-Swift Transportation Holdings, Inc.	1,622	84,230
Landstar System, Inc.	499	83,847
Macquarie Infrastructure Corp.	2,175	86,674
Marten Transport Ltd.	910	14,187
Mesa Air Group, Inc. *	451	3,599
Norfolk Southern Corp.	2,421	613,820
Old Dominion Freight Line, Inc.	451	130,213
Security	Number of Shares	Value ($)
Ryder System, Inc.	2,635	209,456
Saia, Inc. *	169	40,582
Schneider National, Inc., Class B	1,276	28,761
SkyWest, Inc. *	338	15,768
Southwest Airlines Co. *	3,356	167,062
Spirit Airlines, Inc. *	555	13,614
Uber Technologies, Inc. *	701	27,437
Union Pacific Corp.	7,100	1,539,564
United Airlines Holdings, Inc. *	3,220	149,762
United Parcel Service, Inc., Class B	4,364	853,729
Werner Enterprises, Inc.	1,020	48,103
XPO Logistics, Inc. *	1,243	108,029
Yellow Corp. *	2,143	13,051
		8,044,017

Utilities 3.4%
ALLETE, Inc.	778	52,453
Alliant Energy Corp.	2,221	135,015
Ameren Corp.	2,783	244,125
American Electric Power Co., Inc.	6,355	569,217
American States Water Co.	246	22,684
American Water Works Co., Inc.	971	176,965
Atlantica Sustainable Infrastructure plc	735	27,643
Atmos Energy Corp.	1,117	108,919
Avangrid, Inc.	741	40,496
Avista Corp.	1,150	48,127
Black Hills Corp.	797	56,053
California Water Service Group	364	23,132
CenterPoint Energy, Inc.	9,399	235,821
Chesapeake Utilities Corp.	138	18,037
Clearway Energy, Inc., Class A	190	5,651
Clearway Energy, Inc., Class C	458	14,377
CMS Energy Corp.	3,168	203,164
Consolidated Edison, Inc.	5,532	417,389
Dominion Energy, Inc.	7,974	620,696
DTE Energy Co.	2,264	272,450
Duke Energy Corp.	10,719	1,121,850
Edison International	5,581	322,805
Entergy Corp.	2,663	294,554
Essential Utilities, Inc.	1,008	50,027
Evergy, Inc.	4,700	321,715
Eversource Energy	3,270	296,687
Exelon Corp.	20,767	1,017,998
FirstEnergy Corp.	10,843	421,467
Hawaiian Electric Industries, Inc.	1,528	66,621
IDACORP, Inc.	531	55,941
MDU Resources Group, Inc.	3,263	104,971
MGE Energy, Inc.	297	23,920
National Fuel Gas Co.	1,048	54,297
New Jersey Resources Corp.	1,164	43,464
NextEra Energy, Inc.	10,794	906,588
NiSource, Inc.	5,062	124,778
Northwest Natural Holding Co.	395	20,323
NorthWestern Corp.	760	48,336
NRG Energy, Inc.	3,064	139,933
OGE Energy Corp.	2,857	101,166
ONE Gas, Inc.	619	44,457
Ormat Technologies, Inc.	277	19,703
Otter Tail Corp.	560	30,727
PG&E Corp. *	19,029	174,496
Pinnacle West Capital Corp.	1,748	134,421
PNM Resources, Inc.	900	44,550
Portland General Electric Co.	1,522	78,155
PPL Corp.	13,491	395,961
Public Service Enterprise Group, Inc.	6,610	422,643
Sempra Energy	2,899	383,712
SJW Group	197	13,658

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
South Jersey Industries, Inc.	1,205	29,896
Southwest Gas Holdings, Inc.	948	66,654
Spire, Inc.	712	47,490
The AES Corp.	12,283	293,195
The Southern Co.	13,035	856,791
UGI Corp.	3,688	170,791
Unitil Corp.	245	12,152
Vistra Corp.	10,628	202,888
WEC Energy Group, Inc.	2,764	261,143
Xcel Energy, Inc.	5,342	367,262
		12,880,600
Total Common Stock
(Cost $270,467,958)		382,327,384

Investment Company 0.1% of net assets
Equity Fund 0.1%
iShares Core S&P Total U.S. Stock Market ETF	5,700	589,437
Total Investment Company
(Cost $561,990)		589,437

Short-Term Investments 0.2% of net assets

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (d)	218,739	218,739
Wells Fargo Government Money Market Fund, Select Class 0.03% (d)(e)	384,000	384,000
Total Short-Term Investments
(Cost $602,739)		602,739
	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/17/21	4	904,100	28,629
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $376,054.
(c)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(d)	The rate shown is the 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan.

ETF —	Exchange-traded fund
REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended August 31, 2021:
	Value at 2/28/21	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 8/31/21	Balance of Shares Held at 8/31/21	Dividends Received
The Charles Schwab Corp.	$370,567	$82,979	($107,233)	$49,086	$16,495	$411,894	5,654	$2,127

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$361,206,515	$—	$—	$361,206,515
Pharmaceuticals, Biotechnology & Life Sciences	21,108,176	—	12,693	21,120,869
Investment Company[1]	589,437	—	—	589,437
Short-Term Investments[1]	602,739	—	—	602,739
Futures Contracts[2]	28,629	—	—	28,629
Total	$383,535,496	$—	$12,693	$383,548,189
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Assets and Liabilities

As of August 31, 2021; unaudited
Assets
Investments in securities, at value — affiliated (cost $248,918)		$411,894
Investments in securities, at value — unaffiliated (cost $270,999,769) including securities on loan of $376,054		382,723,666
Collateral invested for securities on loan, at value (cost $384,000)		384,000
Deposit with broker for futures contracts		46,000
Receivables:
Dividends		802,529
Income from securities on loan	+	167
Total assets		384,368,256
Liabilities
Collateral held for securities on loan		384,000
Payables:
Investments bought		155,226
Management fees		77,909
Variation margin on futures contracts	+	940
Total liabilities		618,075
Net Assets
Total assets		384,368,256
Total liabilities	–	618,075
Net assets		$383,750,181
Net Assets by Source
Capital received from investors		279,685,108
Total distributable earnings		104,065,073

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$383,750,181		6,900,000		$55.62

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Operations

For the period March 1, 2021 through August 31, 2021; unaudited
Investment Income
Dividends received from securities — affiliated		$2,127
Dividends received from securities — unaffiliated (net of foreign withholding tax of $531)		3,648,478
Securities on loan, net	+	3,834
Total investment income		3,654,439
Expenses
Management fees		446,562
Total expenses	–	446,562
Net investment income		3,207,877
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities — affiliated		(793)
Net realized losses on sales of securities — unaffiliated		(2,823,900)
Net realized gains on in-kind redemptions — affiliated		49,879
Net realized gains on in-kind redemptions — unaffiliated		7,272,177
Net realized gains on futures contracts	+	61,240
Net realized gains		4,558,603
Net change in unrealized appreciation (depreciation) on securities — affiliated		16,495
Net change in unrealized appreciation (depreciation) on securities — unaffiliated		41,533,750
Net change in unrealized appreciation (depreciation) on futures contracts	+	41,513
Net change in unrealized appreciation (depreciation)	+	41,591,758
Net realized and unrealized gains		46,150,361
Increase in net assets resulting from operations		$49,358,238

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Broad Market Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/21-8/31/21		3/1/20-2/28/21
Net investment income		$3,207,877	$5,688,763
Net realized gains		4,558,603	14,112,119
Net change in unrealized appreciation (depreciation)	+	41,591,758	48,236,523
Increase in net assets resulting from operations		49,358,238	68,037,405
Distributions to Shareholders
Total distributions		($2,622,425)	($6,024,890)

Transactions in Fund Shares
		3/1/21-8/31/21		3/1/20-2/28/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		1,200,000	$62,713,509	500,000	$20,303,160
Shares redeemed	+	(200,000)	(10,424,882)	(1,650,000)	(59,607,587)
Net transactions in fund shares		1,000,000	$52,288,627	(1,150,000)	($39,304,427)
Shares Outstanding and Net Assets
		3/1/21-8/31/21		3/1/20-2/28/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		5,900,000	$284,725,741	7,050,000	$262,017,653
Total increase (decrease)	+	1,000,000	99,024,440	(1,150,000)	22,708,088
End of period		6,900,000	$383,750,181	5,900,000	$284,725,741

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/21– 8/31/21*	3/1/20– 2/28/21	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17
Per-Share Data
Net asset value at beginning of period	$48.49	$37.67	$37.83	$37.20	$33.91	$27.57
Income (loss) from investment operations:
Net investment income (loss)[1]	0.50	0.98	0.99	0.87	0.78	0.70
Net realized and unrealized gains (losses)	7.52	10.88	(0.20)	0.57	3.21	6.29
Total from investment operations	8.02	11.86	0.79	1.44	3.99	6.99
Less distributions:
Distributions from net investment income	(0.43)	(1.04)	(0.95)	(0.81)	(0.70)	(0.65)
Net asset value at end of period	$56.08	$48.49	$37.67	$37.83	$37.20	$33.91
Total return	16.60% [2]	32.40%	1.98%	3.92%	11.91%	25.66%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [3]	0.25%	0.25%	0.25%	0.25%	0.32%
Net investment income (loss)	1.84% [3]	2.49%	2.47%	2.33%	2.22%	2.26%
Portfolio turnover rate[4]	6% [2]	13%	12%	11%	9%	10%
Net assets, end of period (x 1,000)	$7,456,077	$5,862,523	$5,557,983	$4,596,260	$4,016,040	$2,197,623

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.8%
Adient plc *	94,093	3,701,619
Aptiv plc *	51,681	7,865,331
Autoliv, Inc.	31,986	2,827,242
BorgWarner, Inc.	112,673	4,808,884
Dana, Inc.	86,537	2,012,851
Ford Motor Co. *	3,386,371	44,124,414
General Motors Co. *	847,233	41,522,889
Gentex Corp.	66,747	2,055,807
Harley-Davidson, Inc.	70,762	2,797,222
Lear Corp.	39,380	6,298,437
Tesla, Inc. *	2,237	1,645,806
The Goodyear Tire & Rubber Co. *	427,189	6,766,674
Thor Industries, Inc.	21,630	2,453,491
Visteon Corp. *	25,628	2,708,367
		131,589,034

Banks 7.2%
Bank of America Corp.	1,985,049	82,875,796
CIT Group, Inc.	81,680	4,526,706
Citigroup, Inc.	1,149,246	82,642,280
Citizens Financial Group, Inc.	157,208	6,884,138
Comerica, Inc.	59,399	4,390,180
Credicorp Ltd. *	20,612	2,197,858
East West Bancorp, Inc.	24,790	1,818,099
Fifth Third Bancorp	264,131	10,264,131
First Republic Bank	10,977	2,183,764
Huntington Bancshares, Inc.	353,716	5,493,209
JPMorgan Chase & Co.	790,813	126,490,539
KeyCorp	247,319	5,025,522
M&T Bank Corp.	46,966	6,575,710
New York Community Bancorp, Inc.	151,332	1,894,677
PacWest Bancorp	47,246	2,010,317
People's United Financial, Inc.	90,830	1,492,337
Popular, Inc.	23,183	1,760,517
Regions Financial Corp.	263,729	5,387,983
SVB Financial Group *	4,188	2,343,186
The PNC Financial Services Group, Inc.	120,532	23,033,665
Truist Financial Corp.	199,232	11,368,178
U.S. Bancorp	449,529	25,798,469
Wells Fargo & Co.	2,580,701	117,938,036
Zions Bancorp NA	46,763	2,707,578
		537,102,875

Capital Goods 7.6%
3M Co.	148,046	28,830,478
A.O. Smith Corp.	27,859	2,025,906
Acuity Brands, Inc.	14,629	2,699,489
AECOM *	60,857	3,989,785
AerCap Holdings N.V. *	81,786	4,410,719
AGCO Corp.	24,671	3,395,223
Allegion plc	10,258	1,477,049
Allison Transmission Holdings, Inc.	58,648	2,168,803
Security	Number of Shares	Value ($)
AMETEK, Inc.	27,072	3,680,980
Carlisle Cos., Inc.	15,103	3,182,806
Carrier Global Corp.	180,200	10,379,520
Caterpillar, Inc.	115,528	24,361,389
Cummins, Inc.	45,253	10,678,803
Curtiss-Wright Corp.	11,548	1,406,315
Deere & Co.	50,380	19,045,151
Donaldson Co., Inc.	27,157	1,839,887
Dover Corp.	29,395	5,125,312
Eaton Corp. plc	112,121	18,876,692
EMCOR Group, Inc.	23,990	2,914,785
Emerson Electric Co.	162,116	17,103,238
Fastenal Co.	78,111	4,362,499
Flowserve Corp.	47,690	1,853,710
Fluor Corp. *	292,072	4,865,920
Fortive Corp.	34,674	2,561,368
Fortune Brands Home & Security, Inc.	31,191	3,037,068
GATX Corp.	16,520	1,514,554
General Dynamics Corp.	91,510	18,330,368
General Electric Co.	554,555	58,455,643
Graco, Inc.	19,210	1,506,448
Hexcel Corp. *	31,046	1,760,619
Honeywell International, Inc.	124,229	28,809,947
Howmet Aerospace, Inc.	126,509	4,016,661
Hubbell, Inc.	12,424	2,560,711
Huntington Ingalls Industries, Inc.	16,933	3,457,211
IDEX Corp.	9,075	2,032,800
Illinois Tool Works, Inc.	60,637	14,119,932
ITT, Inc.	17,854	1,708,092
Johnson Controls International plc	194,003	14,511,424
L3Harris Technologies, Inc.	22,576	5,260,434
Lennox International, Inc.	4,481	1,501,942
Lincoln Electric Holdings, Inc.	14,806	2,067,066
Lockheed Martin Corp.	45,973	16,541,085
Masco Corp.	49,690	3,017,177
MasTec, Inc. *	18,990	1,736,446
MSC Industrial Direct Co., Inc., Class A	18,352	1,545,422
Nordson Corp.	7,114	1,697,400
Northrop Grumman Corp.	37,135	13,654,540
nVent Electric plc	51,308	1,762,943
Oshkosh Corp.	25,637	2,937,487
Otis Worldwide Corp.	66,865	6,166,290
Owens Corning	38,516	3,680,204
PACCAR, Inc.	101,917	8,343,945
Parker-Hannifin Corp.	25,117	7,451,460
Pentair plc	36,388	2,807,698
Quanta Services, Inc.	45,645	4,660,355
Raytheon Technologies Corp.	367,789	31,173,796
Regal Beloit Corp.	13,310	1,988,780
Rockwell Automation, Inc.	19,278	6,274,025
Roper Technologies, Inc.	7,666	3,704,824
Sensata Technologies Holding plc *	32,066	1,897,666
Snap-on, Inc.	15,517	3,490,549
Spirit AeroSystems Holdings, Inc., Class A	93,980	3,687,775
Stanley Black & Decker, Inc.	29,021	5,608,889
Textron, Inc.	96,698	7,027,044
The Boeing Co. *	163,565	35,902,517
The Toro Co.	14,834	1,630,850

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Trane Technologies plc	41,333	8,204,601
TransDigm Group, Inc. *	6,541	3,973,461
UFP Industries, Inc.	22,635	1,699,436
United Rentals, Inc. *	23,356	8,236,493
Univar Solutions, Inc. *	74,007	1,747,305
W.W. Grainger, Inc.	11,572	5,018,776
Watsco, Inc.	6,837	1,903,558
WESCO International, Inc. *	47,235	5,527,440
Westinghouse Air Brake Technologies Corp.	24,266	2,178,844
Xylem, Inc.	21,574	2,940,752
		565,706,580

Commercial & Professional Services 0.9%
ABM Industries, Inc.	33,164	1,642,281
Booz Allen Hamilton Holding Corp.	20,502	1,679,319
CACI International, Inc., Class A *	5,738	1,477,764
Cintas Corp.	9,767	3,865,486
Copart, Inc. *	11,053	1,595,169
CoreCivic, Inc. *	173,327	1,684,738
Equifax, Inc.	12,045	3,279,372
IHS Markit Ltd.	28,686	3,459,532
Jacobs Engineering Group, Inc.	34,095	4,601,461
KBR, Inc.	40,622	1,581,821
Kelly Services, Inc., Class A	56,674	1,101,742
Leidos Holdings, Inc.	35,579	3,490,656
ManpowerGroup, Inc.	55,612	6,752,409
Nielsen Holdings plc	202,150	4,338,139
Republic Services, Inc.	41,961	5,208,619
Robert Half International, Inc.	41,889	4,331,323
Science Applications International Corp.	16,217	1,365,958
Verisk Analytics, Inc.	9,827	1,982,695
Waste Management, Inc.	80,754	12,525,753
		65,964,237

Consumer Durables & Apparel 1.5%
Brunswick Corp.	22,151	2,145,767
Capri Holdings Ltd. *	108,618	6,138,003
Carter's, Inc.	19,133	1,958,837
D.R. Horton, Inc.	72,211	6,904,816
Garmin Ltd.	20,048	3,496,973
Hanesbrands, Inc.	142,582	2,663,432
Hasbro, Inc.	27,249	2,678,849
Leggett & Platt, Inc.	45,475	2,200,535
Lennar Corp., Class A	59,962	6,434,522
Lululemon Athletica, Inc. *	5,785	2,314,983
Mattel, Inc. *	107,144	2,287,524
Mohawk Industries, Inc. *	26,038	5,149,275
Newell Brands, Inc.	117,257	2,979,500
NIKE, Inc., Class B	132,062	21,755,894
NVR, Inc. *	737	3,817,616
Polaris, Inc.	18,541	2,220,470
PulteGroup, Inc.	91,768	4,942,625
PVH Corp. *	47,325	4,959,187
Ralph Lauren Corp.	26,954	3,130,168
Skechers U.S.A., Inc., Class A *	39,542	1,994,103
Tapestry, Inc. *	122,540	4,940,813
Taylor Morrison Home Corp., Class A *	52,711	1,480,652
Toll Brothers, Inc.	42,261	2,707,240
Tri Pointe Homes, Inc. *	62,370	1,482,535
Under Armour, Inc., Class A *	42,139	975,096
Under Armour, Inc., Class C *	44,072	884,084
VF Corp.	73,353	5,609,304
Whirlpool Corp.	27,469	6,085,208
		114,338,011

Security	Number of Shares	Value ($)
Consumer Services 2.1%
Aramark	98,154	3,414,778
Booking Holdings, Inc. *	6,903	15,874,622
Carnival Corp. *	393,352	9,495,517
Chipotle Mexican Grill, Inc. *	1,926	3,665,814
Cracker Barrel Old Country Store, Inc.	9,626	1,382,101
Darden Restaurants, Inc.	28,568	4,303,769
Domino's Pizza, Inc.	5,961	3,081,181
Expedia Group, Inc. *	27,882	4,028,949
H&R Block, Inc.	88,721	2,275,694
Hilton Worldwide Holdings, Inc. *	33,664	4,203,287
Las Vegas Sands Corp. *	103,995	4,639,217
Marriott International, Inc., Class A *	43,238	5,843,183
Marriott Vacations Worldwide Corp. *	8,906	1,331,892
McDonald's Corp.	131,826	31,303,402
MGM Resorts International	145,375	6,195,882
Norwegian Cruise Line Holdings Ltd. *	137,304	3,547,935
Royal Caribbean Cruises Ltd. *	68,579	5,673,541
Service Corp. International	28,867	1,811,693
Six Flags Entertainment Corp. *	45,409	1,918,076
Starbucks Corp.	193,165	22,694,956
The Wendy's Co.	62,685	1,443,009
Travel & Leisure Co.	36,175	1,980,943
Vail Resorts, Inc. *	4,622	1,409,017
Wynn Resorts Ltd. *	22,980	2,336,836
Yum China Holdings, Inc.	57,330	3,529,235
Yum! Brands, Inc.	64,772	8,487,075
		155,871,604

Diversified Financials 6.3%
Affiliated Managers Group, Inc.	18,950	3,223,584
AGNC Investment Corp.	85,380	1,392,548
Ally Financial, Inc.	225,380	11,922,602
American Express Co.	183,106	30,388,272
Ameriprise Financial, Inc.	40,903	11,162,838
Annaly Capital Management, Inc.	251,424	2,184,875
Berkshire Hathaway, Inc., Class B *	375,472	107,298,633
BlackRock, Inc.	16,623	15,680,310
Capital One Financial Corp.	243,084	40,344,651
Cboe Global Markets, Inc.	12,814	1,616,486
CME Group, Inc.	29,330	5,916,448
Discover Financial Services	166,621	21,364,145
Equitable Holdings, Inc.	99,789	3,094,457
Evercore, Inc., Class A	13,846	1,933,455
Franklin Resources, Inc.	216,998	7,039,415
Intercontinental Exchange, Inc.	47,914	5,727,160
Invesco Ltd.	204,815	5,185,916
Janus Henderson Group plc	46,433	2,013,335
Jefferies Financial Group, Inc.	73,892	2,731,048
KKR & Co., Inc.	33,479	2,152,365
Lazard Ltd., Class A	42,576	2,018,102
LPL Financial Holdings, Inc.	17,416	2,574,956
Moody's Corp.	12,301	4,683,852
Morgan Stanley	289,471	30,229,457
MSCI, Inc.	3,872	2,457,094
Nasdaq, Inc.	11,473	2,246,184
Navient Corp.	261,632	6,072,479
New Residential Investment Corp.	226,834	2,477,027
Northern Trust Corp.	39,833	4,721,007
OneMain Holdings, Inc.	28,339	1,638,844
PROG Holdings, Inc.	24,708	1,169,183
Raymond James Financial, Inc.	21,006	2,938,739
S&P Global, Inc.	18,836	8,359,793
SEI Investments Co.	27,250	1,711,572
Starwood Property Trust, Inc.	73,056	1,884,845
State Street Corp.	91,163	8,469,954

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Synchrony Financial	390,429	19,423,843
T. Rowe Price Group, Inc.	48,349	10,823,891
The Bank of New York Mellon Corp.	317,083	17,509,323
The Charles Schwab Corp. (a)	119,559	8,709,873
The Goldman Sachs Group, Inc.	102,870	42,537,774
Voya Financial, Inc.	52,073	3,383,704
		468,414,039

Energy 7.8%
Antero Resources Corp. *	316,641	4,344,315
APA Corp.	204,340	3,980,543
Baker Hughes Co.	459,239	10,461,464
Cabot Oil & Gas Corp.	83,836	1,332,154
Cheniere Energy, Inc. *	19,284	1,686,579
Chevron Corp.	960,416	92,939,456
ConocoPhillips	588,806	32,696,397
Delek US Holdings, Inc. *	95,269	1,630,053
Devon Energy Corp.	215,848	6,378,308
Diamondback Energy, Inc.	40,155	3,097,557
DTE Midstream LLC *	23,736	1,103,012
EOG Resources, Inc.	162,773	10,990,433
Exxon Mobil Corp.	3,002,537	163,698,317
Halliburton Co.	377,024	7,532,939
Helmerich & Payne, Inc.	105,683	2,844,986
Hess Corp.	63,325	4,353,594
HollyFrontier Corp.	205,186	6,633,663
Kinder Morgan, Inc.	810,474	13,186,412
Marathon Oil Corp.	645,624	7,586,082
Marathon Petroleum Corp.	564,305	33,446,357
Murphy Oil Corp.	153,694	3,267,534
Nabors Industries Ltd. *	25,762	2,172,767
NOV, Inc. *	457,655	6,027,316
Occidental Petroleum Corp.	732,298	18,812,736
ONEOK, Inc.	152,479	8,008,197
Ovintiv, Inc.	35,010	954,373
Patterson-UTI Energy, Inc.	263,895	2,047,825
PBF Energy, Inc., Class A *	353,936	3,680,934
Peabody Energy Corp. *	553,717	8,848,398
Phillips 66	452,299	32,153,936
Pioneer Natural Resources Co.	36,180	5,415,061
Schlumberger N.V.	833,190	23,362,648
Targa Resources Corp.	138,280	6,073,258
The Williams Cos., Inc.	329,651	8,139,083
Transocean Ltd. *	977,501	3,479,904
Valero Energy Corp.	522,034	34,616,075
World Fuel Services Corp.	178,557	5,778,104
		582,760,770

Food & Staples Retailing 2.9%
Casey's General Stores, Inc.	12,229	2,501,564
Costco Wholesale Corp.	86,076	39,206,757
Performance Food Group Co. *	53,712	2,697,417
Rite Aid Corp. *	150,088	2,662,561
SpartanNash Co.	80,147	1,723,161
Sprouts Farmers Market, Inc. *	61,807	1,538,994
Sysco Corp.	135,407	10,785,168
The Kroger Co.	621,879	28,625,090
United Natural Foods, Inc. *	114,477	4,212,754
US Foods Holding Corp. *	155,763	5,295,942
Walgreens Boots Alliance, Inc.	749,649	38,044,687
Walmart, Inc.	530,064	78,502,478
		215,796,573

Security	Number of Shares	Value ($)
Food, Beverage & Tobacco 3.7%
Altria Group, Inc.	610,914	30,686,210
Archer-Daniels-Midland Co.	406,163	24,369,780
Bunge Ltd.	137,959	10,444,876
Campbell Soup Co.	42,790	1,785,627
Coca-Cola Europacific Partners plc	68,331	3,945,432
Conagra Brands, Inc.	99,780	3,304,714
Constellation Brands, Inc., Class A	22,564	4,764,163
Darling Ingredients, Inc. *	27,481	2,047,334
Flowers Foods, Inc.	63,832	1,540,266
General Mills, Inc.	144,945	8,379,270
Hormel Foods Corp.	59,310	2,700,977
Ingredion, Inc.	36,339	3,192,745
Kellogg Co.	63,376	4,001,561
Keurig Dr Pepper, Inc.	50,854	1,813,962
McCormick & Co., Inc. Non-Voting Shares	23,370	2,016,597
Molson Coors Beverage Co., Class B	91,145	4,332,122
Mondelez International, Inc., Class A	333,013	20,670,117
Monster Beverage Corp. *	33,875	3,305,184
PepsiCo, Inc.	257,511	40,272,145
Philip Morris International, Inc.	365,511	37,647,633
Post Holdings, Inc. *	13,362	1,495,341
Sanderson Farms, Inc.	11,668	2,292,762
The Coca-Cola Co.	614,425	34,598,272
The Hershey Co.	20,901	3,714,108
The J.M. Smucker Co.	38,656	4,780,588
The Kraft Heinz Co.	220,855	7,948,571
Tyson Foods, Inc., Class A	165,777	13,016,810
		279,067,167

Health Care Equipment & Services 5.7%
Abbott Laboratories	150,737	19,048,635
Align Technology, Inc. *	2,536	1,798,024
AmerisourceBergen Corp.	61,749	7,546,345
Anthem, Inc.	92,813	34,816,941
Baxter International, Inc.	80,369	6,125,725
Becton Dickinson & Co.	27,577	6,941,131
Boston Scientific Corp. *	95,980	4,333,497
Cardinal Health, Inc.	259,163	13,603,466
Centene Corp. *	136,540	8,599,289
Cerner Corp.	59,204	4,520,225
Cigna Corp.	60,459	12,796,147
CVS Health Corp.	670,269	57,904,539
Danaher Corp.	37,172	12,049,675
DaVita, Inc. *	42,008	5,493,386
Dentsply Sirona, Inc.	43,296	2,671,363
Edwards Lifesciences Corp. *	24,400	2,859,192
Encompass Health Corp.	20,845	1,635,290
Envista Holdings Corp. *	18,518	792,385
HCA Healthcare, Inc.	75,077	18,992,979
Henry Schein, Inc. *	46,324	3,501,631
Hologic, Inc. *	27,851	2,204,407
Humana, Inc.	43,041	17,449,682
Intuitive Surgical, Inc. *	4,253	4,480,791
Laboratory Corp. of America Holdings *	18,970	5,755,119
Magellan Health, Inc. *	17,280	1,635,034
McKesson Corp.	106,170	21,673,544
Medtronic plc	248,870	33,219,168
Molina Healthcare, Inc. *	11,327	3,044,358
Patterson Cos., Inc.	52,842	1,619,079
Quest Diagnostics, Inc.	38,489	5,882,274
ResMed, Inc.	8,955	2,601,696
STERIS plc	11,533	2,479,710
Stryker Corp.	32,191	8,920,126
Tenet Healthcare Corp. *	62,170	4,684,509
The Cooper Cos., Inc.	3,777	1,702,332

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
UnitedHealth Group, Inc.	180,591	75,174,616
Universal Health Services, Inc., Class B	34,833	5,425,588
Zimmer Biomet Holdings, Inc.	26,491	3,985,571
		427,967,469

Household & Personal Products 1.2%
Church & Dwight Co., Inc.	32,935	2,755,342
Colgate-Palmolive Co.	126,390	9,852,100
Kimberly-Clark Corp.	53,847	7,420,655
Nu Skin Enterprises, Inc., Class A	25,771	1,304,528
The Clorox Co.	16,733	2,811,981
The Estee Lauder Cos., Inc., Class A	17,918	6,100,900
The Procter & Gamble Co.	408,194	58,122,744
		88,368,250

Insurance 3.7%
Aflac, Inc.	257,744	14,608,930
Alleghany Corp. *	3,862	2,613,377
American Financial Group, Inc.	19,481	2,687,209
American International Group, Inc.	791,469	43,182,549
Aon plc, Class A	39,332	11,282,777
Arch Capital Group Ltd. *	59,433	2,442,696
Arthur J. Gallagher & Co.	20,890	3,000,222
Assurant, Inc.	11,896	2,023,629
Assured Guaranty Ltd.	75,756	3,777,194
Athene Holding Ltd., Class A *	29,680	1,987,670
Axis Capital Holdings Ltd.	29,773	1,523,484
Brown & Brown, Inc.	26,002	1,509,416
Chubb Ltd.	91,292	16,790,425
Cincinnati Financial Corp.	31,661	3,906,967
CNO Financial Group, Inc.	79,910	1,954,599
Everest Re Group Ltd.	12,279	3,252,707
Fidelity National Financial, Inc.	85,871	4,193,081
First American Financial Corp.	37,063	2,614,053
Genworth Financial, Inc., Class A *	515,569	1,933,384
Globe Life, Inc.	26,389	2,535,191
Lincoln National Corp.	99,189	6,809,325
Loews Corp.	107,008	5,978,537
Markel Corp. *	1,931	2,452,853
Marsh & McLennan Cos., Inc.	74,954	11,782,769
MetLife, Inc.	314,045	19,470,790
Old Republic International Corp.	109,805	2,854,930
Primerica, Inc.	9,499	1,452,777
Principal Financial Group, Inc.	91,798	6,133,024
Prudential Financial, Inc.	197,615	20,923,476
Reinsurance Group of America, Inc.	25,509	2,954,452
The Allstate Corp.	128,795	17,423,388
The Hanover Insurance Group, Inc.	11,774	1,663,784
The Hartford Financial Services Group, Inc.	133,377	8,965,602
The Progressive Corp.	88,974	8,571,755
The Travelers Cos., Inc.	151,816	24,246,533
Unum Group	143,387	3,816,962
W.R. Berkley Corp.	32,346	2,435,977
Willis Towers Watson plc	14,518	3,204,413
		278,960,907

Materials 3.5%
Air Products and Chemicals, Inc.	24,884	6,706,487
Albemarle Corp.	17,679	4,185,326
Alcoa Corp. *	165,892	7,360,628
AptarGroup, Inc.	9,942	1,340,182
Arconic Corp. *	55,110	1,900,744
Ashland Global Holdings, Inc.	16,457	1,499,397
Avery Dennison Corp.	15,470	3,486,783
Axalta Coating Systems Ltd. *	45,861	1,400,595
Security	Number of Shares	Value ($)
Ball Corp.	32,007	3,071,392
Berry Global Group, Inc. *	30,807	2,069,306
Celanese Corp.	31,582	5,008,905
CF Industries Holdings, Inc.	79,899	3,629,013
Commercial Metals Co.	67,474	2,201,002
Corteva, Inc.	110,575	4,861,983
Crown Holdings, Inc.	20,193	2,216,989
Domtar Corp. *	62,089	3,404,340
Dow, Inc.	142,802	8,982,246
DuPont de Nemours, Inc.	259,915	19,238,908
Eastman Chemical Co.	54,275	6,141,759
Ecolab, Inc.	34,811	7,845,007
FMC Corp.	10,222	957,086
Freeport-McMoRan, Inc.	161,127	5,863,412
Graphic Packaging Holding Co.	116,265	2,385,758
Huntsman Corp.	103,565	2,737,223
International Flavors & Fragrances, Inc.	16,797	2,544,745
International Paper Co.	180,306	10,834,588
Linde plc	67,551	21,250,869
LyondellBasell Industries N.V., Class A	151,305	15,183,457
Martin Marietta Materials, Inc.	9,847	3,754,169
Newmont Corp.	80,197	4,650,624
Nucor Corp.	165,952	19,509,317
O-I Glass, Inc. *	140,733	2,129,290
Olin Corp.	88,992	4,435,361
Packaging Corp. of America	26,750	4,057,975
PPG Industries, Inc.	60,347	9,628,364
Reliance Steel & Aluminum Co.	35,847	5,378,484
RPM International, Inc.	21,692	1,785,035
Sealed Air Corp.	57,206	3,491,282
Sonoco Products Co.	34,128	2,228,558
Steel Dynamics, Inc.	102,589	6,923,732
The Chemours Co.	73,587	2,465,900
The Mosaic Co.	213,021	6,855,016
The Sherwin-Williams Co.	20,708	6,288,398
United States Steel Corp.	241,568	6,461,944
Vulcan Materials Co.	16,966	3,154,488
Westrock Co.	157,020	8,171,321
		259,677,388

Media & Entertainment 4.9%
Activision Blizzard, Inc.	59,377	4,890,884
Alphabet, Inc., Class A *	20,731	59,994,478
Alphabet, Inc., Class C *	20,338	59,168,123
Altice USA, Inc., Class A *	91,673	2,515,507
Charter Communications, Inc., Class A *	23,945	19,554,924
Cinemark Holdings, Inc. *	77,152	1,375,620
Comcast Corp., Class A	1,062,985	64,501,930
Discovery, Inc., Class A *(b)	42,183	1,216,558
Discovery, Inc., Class C *	89,264	2,462,794
DISH Network Corp., Class A *	72,253	3,149,508
Electronic Arts, Inc.	35,178	5,108,197
Facebook, Inc., Class A *	132,269	50,180,213
Fox Corp., Class A	109,201	4,088,486
Fox Corp., Class B	51,729	1,791,375
Liberty Media Corp. - Liberty SiriusXM, Class A *	44,689	2,212,106
Liberty Media Corp. - Liberty SiriusXM, Class C *	88,361	4,360,615
Match Group, Inc. *	4,300	590,992
Netflix, Inc. *	4,486	2,553,386
News Corp., Class A	117,673	2,644,112
News Corp., Class B	37,594	828,196
Omnicom Group, Inc.	73,487	5,380,718
The Interpublic Group of Cos., Inc.	111,308	4,143,997
The Walt Disney Co. *	295,731	53,616,030

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Twitter, Inc. *	22,138	1,427,901
ViacomCBS, Inc., Class B	210,605	8,729,577
		366,486,227

Pharmaceuticals, Biotechnology & Life Sciences 5.8%
AbbVie, Inc.	351,780	42,487,988
Agilent Technologies, Inc.	28,546	5,008,967
Amgen, Inc.	136,551	30,796,347
Biogen, Inc. *	38,849	13,166,315
Bristol-Myers Squibb Co.	281,885	18,846,831
Eli Lilly & Co.	67,777	17,506,121
Gilead Sciences, Inc.	603,317	43,909,411
ICON plc *	9,319	2,383,521
Illumina, Inc. *	5,689	2,600,783
IQVIA Holdings, Inc. *	27,988	7,269,323
Jazz Pharmaceuticals plc *	10,861	1,430,502
Johnson & Johnson	473,131	81,913,170
Merck & Co., Inc.	546,450	41,688,670
Mettler-Toledo International, Inc. *	1,874	2,910,003
Organon & Co.	54,549	1,848,666
Perrigo Co., plc	43,541	1,783,004
Pfizer, Inc.	1,716,798	79,092,884
Regeneron Pharmaceuticals, Inc. *	7,049	4,746,797
Thermo Fisher Scientific, Inc.	27,168	15,076,882
United Therapeutics Corp. *	14,079	3,025,296
Vertex Pharmaceuticals, Inc. *	4,262	853,636
Viatris, Inc.	381,699	5,584,256
Waters Corp. *	9,864	4,083,893
Zoetis, Inc.	24,021	4,913,736
		432,927,002

Real Estate 2.2%
Alexandria Real Estate Equities, Inc.	8,479	1,749,811
American Tower Corp.	28,183	8,234,227
Apartment Income REIT Corp.	30,675	1,558,904
Apple Hospitality REIT, Inc.	107,639	1,590,904
AvalonBay Communities, Inc.	18,731	4,300,263
Boston Properties, Inc.	33,511	3,786,408
Brixmor Property Group, Inc.	101,258	2,374,500
Camden Property Trust	13,509	2,026,890
CBRE Group, Inc., Class A *	69,418	6,684,953
Crown Castle International Corp.	37,026	7,208,592
Digital Realty Trust, Inc.	23,029	3,774,683
DigitalBridge Group, Inc. *	379,628	2,619,433
Diversified Healthcare Trust	357,060	1,338,975
Duke Realty Corp.	34,690	1,821,572
Equinix, Inc.	6,080	5,128,176
Equity Residential	61,858	5,200,402
Essex Property Trust, Inc.	7,853	2,597,301
Extra Space Storage, Inc.	12,013	2,245,350
Healthpeak Properties, Inc.	93,684	3,372,624
Host Hotels & Resorts, Inc. *	353,022	5,846,044
Invitation Homes, Inc.	43,738	1,801,131
Iron Mountain, Inc.	96,960	4,629,840
Jones Lang LaSalle, Inc. *	20,068	4,865,085
Kimco Realty Corp.	146,575	3,193,869
Lamar Advertising Co., Class A	17,409	1,981,667
Mid-America Apartment Communities, Inc.	14,405	2,771,090
Omega Healthcare Investors, Inc.	35,658	1,195,613
Park Hotels & Resorts, Inc. *	153,975	2,947,082
Prologis, Inc.	37,926	5,107,115
Public Storage	14,547	4,707,555
Realogy Holdings Corp. *	154,520	2,711,826
Realty Income Corp.	28,242	2,039,637
Regency Centers Corp.	25,635	1,759,074
RLJ Lodging Trust	104,002	1,500,749
Security	Number of Shares	Value ($)
Service Properties Trust	184,611	2,110,104
Simon Property Group, Inc.	79,852	10,736,101
SL Green Realty Corp.	30,504	2,137,720
The Macerich Co.	144,358	2,465,635
UDR, Inc.	35,572	1,921,600
Ventas, Inc.	105,860	5,921,808
VEREIT, Inc.	54,879	2,773,036
Vornado Realty Trust	54,422	2,279,193
Welltower, Inc.	94,692	8,288,391
Weyerhaeuser Co.	204,744	7,370,784
WP Carey, Inc.	19,996	1,562,088
		162,237,805

Retailing 5.6%
Advance Auto Parts, Inc.	18,913	3,836,502
Amazon.com, Inc. *	11,129	38,626,422
American Eagle Outfitters, Inc.	102,306	3,122,379
Asbury Automotive Group, Inc. *	9,640	1,795,354
AutoNation, Inc. *	33,655	3,671,424
AutoZone, Inc. *	2,474	3,832,597
Bath & Body Works, Inc.	93,247	6,292,308
Bed Bath & Beyond, Inc. *	261,663	7,206,199
Best Buy Co., Inc.	85,384	9,948,090
Big Lots, Inc.	30,395	1,479,021
Burlington Stores, Inc. *	5,929	1,775,676
CarMax, Inc. *	42,548	5,327,435
Core-Mark Holding Co., Inc.	68,164	3,135,544
Dick's Sporting Goods, Inc. (b)	35,934	5,059,867
Dollar General Corp.	52,492	11,700,992
Dollar Tree, Inc. *	54,154	4,903,103
eBay, Inc.	180,203	13,828,778
Foot Locker, Inc.	86,745	4,917,574
GameStop Corp., Class A *	206,166	44,993,668
Genuine Parts Co.	45,805	5,596,913
Group 1 Automotive, Inc.	14,134	2,338,329
Kohl's Corp.	261,485	15,009,239
Lithia Motors, Inc., Class A	5,554	1,840,040
LKQ Corp. *	84,254	4,439,343
Lowe's Cos., Inc.	135,070	27,539,422
Macy's, Inc. *	795,953	17,821,388
Murphy USA, Inc.	19,481	3,025,010
Nordstrom, Inc. *	137,418	3,931,529
O'Reilly Automotive, Inc. *	12,413	7,374,315
Penske Automotive Group, Inc.	23,046	2,072,527
Qurate Retail, Inc., Class A	460,752	5,082,095
Ross Stores, Inc.	59,165	7,005,136
Signet Jewelers Ltd.	60,486	4,790,491
Target Corp.	142,061	35,086,226
The Gap, Inc.	171,217	4,576,630
The Home Depot, Inc.	160,391	52,316,336
The ODP Corp. *	79,183	3,735,062
The TJX Cos., Inc.	269,314	19,584,514
Tractor Supply Co.	22,342	4,339,933
Ulta Beauty, Inc. *	8,526	3,302,205
Urban Outfitters, Inc. *	54,634	1,804,015
Victoria's Secret & Co. *	31,011	2,056,029
Williams-Sonoma, Inc.	17,203	3,211,800
		413,331,460

Semiconductors & Semiconductor Equipment 3.5%
Advanced Micro Devices, Inc. *	11,578	1,281,916
Analog Devices, Inc.	54,771	8,924,864
Applied Materials, Inc.	138,705	18,743,207
Broadcom, Inc.	39,283	19,531,900
Intel Corp.	1,409,238	76,183,406
KLA Corp.	16,144	5,488,314

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Lam Research Corp.	14,501	8,770,495
Marvell Technology, Inc.	40,666	2,488,353
Microchip Technology, Inc.	19,768	3,110,692
Micron Technology, Inc. *	283,446	20,889,970
NVIDIA Corp.	57,429	12,855,482
NXP Semiconductor N.V.	44,775	9,632,446
ON Semiconductor Corp. *	72,802	3,229,497
Qorvo, Inc. *	19,256	3,620,706
QUALCOMM, Inc.	210,884	30,934,574
Skyworks Solutions, Inc.	28,789	5,281,630
Teradyne, Inc.	14,771	1,793,790
Texas Instruments, Inc.	131,454	25,095,883
Xilinx, Inc.	28,250	4,395,418
		262,252,543

Software & Services 6.1%
Accenture plc, Class A	71,878	24,191,260
Adobe, Inc. *	14,722	9,770,991
Akamai Technologies, Inc. *	22,319	2,527,627
Alliance Data Systems Corp.	50,733	4,977,415
Amdocs Ltd.	43,647	3,362,128
ANSYS, Inc. *	4,203	1,535,608
Autodesk, Inc. *	4,958	1,537,426
Automatic Data Processing, Inc.	51,341	10,732,323
Broadridge Financial Solutions, Inc.	14,562	2,507,868
Cadence Design Systems, Inc. *	13,457	2,199,950
CDK Global, Inc.	33,834	1,407,494
Check Point Software Technologies Ltd. *	17,780	2,233,701
Citrix Systems, Inc.	23,104	2,376,709
Cognizant Technology Solutions Corp., Class A	149,144	11,381,179
DXC Technology Co. *	248,510	9,125,287
Fidelity National Information Services, Inc.	44,368	5,668,899
Fiserv, Inc. *	39,447	4,646,462
FleetCor Technologies, Inc. *	8,605	2,265,524
Genpact Ltd.	37,757	1,958,833
Global Payments, Inc.	12,578	2,045,686
International Business Machines Corp.	398,128	55,873,284
Intuit, Inc.	15,978	9,045,306
Jack Henry & Associates, Inc.	9,350	1,649,153
Mastercard, Inc., Class A	44,539	15,420,738
MAXIMUS, Inc.	17,332	1,509,444
Microsoft Corp.	513,881	155,130,396
NCR Corp. *	55,594	2,361,633
NortonLifeLock, Inc.	190,088	5,048,737
Oracle Corp.	507,674	45,248,984
Paychex, Inc.	41,449	4,744,667
PayPal Holdings, Inc. *	34,945	10,087,224
Sabre Corp. *	158,769	1,782,976
salesforce.com, Inc. *	16,581	4,398,442
SS&C Technologies Holdings, Inc.	16,462	1,245,515
Synopsys, Inc. *	7,162	2,379,503
Teradata Corp. *	51,141	2,796,901
The Western Union Co.	135,868	2,940,184
VeriSign, Inc. *	6,448	1,394,444
Visa, Inc., Class A	99,703	22,841,957
		452,351,858

Technology Hardware & Equipment 7.3%
Amphenol Corp., Class A	66,277	5,078,807
Apple Inc.	2,038,554	309,513,654
Arrow Electronics, Inc. *	56,946	6,902,994
Avnet, Inc.	196,544	7,952,170
CDW Corp.	24,468	4,908,526
Cisco Systems, Inc.	1,279,408	75,510,660
Corning, Inc.	332,171	13,283,518
Security	Number of Shares	Value ($)
Dell Technologies, Inc., Class C *	23,407	2,281,246
F5 Networks, Inc. *	14,992	3,051,921
Flex Ltd. *	265,509	4,933,157
Hewlett Packard Enterprise Co.	1,283,650	19,845,229
HP, Inc.	443,021	13,175,445
Insight Enterprises, Inc. *	17,114	1,760,859
Jabil, Inc.	88,321	5,456,471
Juniper Networks, Inc.	195,002	5,651,158
Keysight Technologies, Inc. *	10,028	1,798,823
Motorola Solutions, Inc.	30,429	7,431,370
NetApp, Inc.	86,659	7,706,585
Sanmina Corp. *	55,801	2,203,024
Seagate Technology Holdings plc	108,897	9,538,288
SYNNEX Corp.	15,777	2,004,783
TE Connectivity Ltd.	67,177	10,091,329
Teledyne Technologies, Inc. *	5,880	2,724,674
Trimble, Inc. *	22,594	2,128,807
Western Digital Corp. *	170,763	10,792,222
Xerox Holdings Corp.	146,398	3,295,419
Zebra Technologies Corp., Class A *	2,935	1,723,344
		540,744,483

Telecommunication Services 3.0%
AT&T, Inc.	3,872,237	106,176,739
Liberty Global plc, Class A *	101,428	2,915,041
Liberty Global plc, Class C *	227,097	6,581,271
Lumen Technologies, Inc.	1,151,783	14,166,931
T-Mobile US, Inc. *	68,723	9,416,425
Telephone and Data Systems, Inc.	104,234	2,118,035
Verizon Communications, Inc.	1,555,648	85,560,640
		226,935,082

Transportation 2.1%
American Airlines Group, Inc. *	202,491	4,037,671
Avis Budget Group, Inc. *	67,786	6,151,580
C.H. Robinson Worldwide, Inc.	48,406	4,359,444
CSX Corp.	491,227	15,979,614
Delta Air Lines, Inc. *	103,587	4,189,058
Expeditors International of Washington, Inc.	43,042	5,364,755
FedEx Corp.	74,200	19,714,198
GXO Logistics, Inc. *	26,189	2,141,998
J.B. Hunt Transport Services, Inc.	18,904	3,353,570
Kansas City Southern	14,254	4,000,670
Kirby Corp. *	23,796	1,275,228
Knight-Swift Transportation Holdings, Inc.	34,392	1,785,977
Landstar System, Inc.	10,708	1,799,265
Macquarie Infrastructure Corp.	46,034	1,834,455
Norfolk Southern Corp.	51,218	12,985,812
Old Dominion Freight Line, Inc.	9,449	2,728,115
Ryder System, Inc.	55,702	4,427,752
Southwest Airlines Co. *	70,928	3,530,796
Union Pacific Corp.	150,257	32,581,728
United Airlines Holdings, Inc. *	68,032	3,164,168
United Parcel Service, Inc., Class B	92,267	18,050,193
XPO Logistics, Inc. *	26,243	2,280,779
		155,736,826

Utilities 3.4%
Alliant Energy Corp.	47,001	2,857,191
Ameren Corp.	58,811	5,158,901
American Electric Power Co., Inc.	134,535	12,050,300
American Water Works Co., Inc.	20,516	3,739,041
Atmos Energy Corp.	23,655	2,306,599
CenterPoint Energy, Inc.	198,813	4,988,218
CMS Energy Corp.	67,047	4,299,724

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Consolidated Edison, Inc.	117,115	8,836,327
Dominion Energy, Inc.	168,695	13,131,219
DTE Energy Co.	47,890	5,763,083
Duke Energy Corp.	226,514	23,706,955
Edison International	118,022	6,826,392
Entergy Corp.	56,311	6,228,560
Evergy, Inc.	99,401	6,803,998
Eversource Energy	69,198	6,278,335
Exelon Corp.	439,994	21,568,506
FirstEnergy Corp.	229,358	8,915,145
MDU Resources Group, Inc.	68,138	2,191,999
NextEra Energy, Inc.	228,193	19,165,930
NiSource, Inc.	107,129	2,640,730
NRG Energy, Inc.	64,789	2,958,914
OGE Energy Corp.	60,546	2,143,934
PG&E Corp. *	402,619	3,692,016
Pinnacle West Capital Corp.	36,997	2,845,069
Portland General Electric Co.	32,167	1,651,775
PPL Corp.	285,479	8,378,809
Public Service Enterprise Group, Inc.	139,870	8,943,288
Sempra Energy	61,345	8,119,624
Southwest Gas Holdings, Inc.	20,119	1,414,567
The AES Corp.	260,513	6,218,445
The Southern Co.	275,937	18,137,339
UGI Corp.	78,581	3,639,086
Vistra Corp.	224,932	4,293,952
WEC Energy Group, Inc.	58,448	5,522,167
Xcel Energy, Inc.	113,246	7,785,663
		253,201,801
Total Common Stock
(Cost $5,554,870,622)		7,437,789,991
Security	Number of Shares	Value ($)
Short-Term Investments 0.1% of net assets

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	1,981,905	1,981,905
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	5,399,420	5,399,420
Total Short-Term Investments
(Cost $7,381,325)		7,381,325

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 09/17/21	85	19,212,125	314,915
*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan. Securities on loan were valued at $5,284,595.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended August 31, 2021:
	Value at 2/28/21	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Value at 8/31/21	Balance of Shares Held at 8/31/21	Dividends Received
The Charles Schwab Corp.	$8,403,178	$1,518,607	($2,632,626)	$939,538	$481,176	$8,709,873	119,559	$44,870

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$7,437,789,991	$—	$—	$7,437,789,991
Short-Term Investments[1]	7,381,325	—	—	7,381,325
Futures Contracts[2]	314,915	—	—	314,915
Total	$7,445,486,231	$—	$—	$7,445,486,231
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2021; unaudited
Assets
Investments in securities, at value — affiliated (cost $5,529,386)		$8,709,873
Investments in securities, at value — unaffiliated (cost $5,551,323,141) including securities on loan of $5,284,595		7,431,062,023
Collateral invested for securities on loan, at value (cost $5,399,420)		5,399,420
Deposit with broker for futures contracts		1,081,000
Receivables:
Fund shares sold		19,634,062
Dividends		16,296,810
Income from securities on loan	+	815
Total assets		7,482,184,003
Liabilities
Collateral held for securities on loan		5,399,420
Payables:
Investments bought		19,191,162
Management fees		1,499,862
Variation margin on futures contracts	+	16,807
Total liabilities		26,107,251
Net Assets
Total assets		7,482,184,003
Total liabilities	–	26,107,251
Net assets		$7,456,076,752
Net Assets by Source
Capital received from investors		5,628,749,355
Total distributable earnings		1,827,327,397

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$7,456,076,752		132,950,000		$56.08

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Statement of Operations

For the period March 1, 2021 through August 31, 2021; unaudited
Investment Income
Dividends received from securities — affiliated		$44,870
Dividends received from securities — unaffiliated (net of foreign withholding tax of $9,115)		72,526,469
Securities on loan, net	+	19,134
Total investment income		72,590,473
Expenses
Management fees		8,695,940
Total expenses	–	8,695,940
Net investment income		63,894,533
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities — affiliated		(18,227)
Net realized losses on sales of securities — unaffiliated		(59,357,697)
Net realized gains on in-kind redemptions — affiliated		957,765
Net realized gains on in-kind redemptions — unaffiliated		227,617,702
Net realized gains on futures contracts	+	1,060,020
Net realized gains		170,259,563
Net change in unrealized appreciation (depreciation) on securities — affiliated		481,176
Net change in unrealized appreciation (depreciation) on securities — unaffiliated		760,219,572
Net change in unrealized appreciation (depreciation) on futures contracts	+	591,691
Net change in unrealized appreciation (depreciation)	+	761,292,439
Net realized and unrealized gains		931,552,002
Increase in net assets resulting from operations		$995,446,535

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/21-8/31/21		3/1/20-2/28/21
Net investment income		$63,894,533	$126,653,300
Net realized gains		170,259,563	422,934,207
Net change in unrealized appreciation (depreciation)	+	761,292,439	883,468,597
Increase in net assets resulting from operations		995,446,535	1,433,056,104
Distributions to Shareholders
Total distributions		($54,491,870)	($134,608,220)

Transactions in Fund Shares
		3/1/21-8/31/21		3/1/20-2/28/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		20,600,000	$1,105,492,040	30,500,000	$1,133,770,691
Shares redeemed	+	(8,550,000)	(452,892,795)	(57,150,000)	(2,127,678,557)
Net transactions in fund shares		12,050,000	$652,599,245	(26,650,000)	($993,907,866)
Shares Outstanding and Net Assets
		3/1/21-8/31/21		3/1/20-2/28/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		120,900,000	$5,862,522,842	147,550,000	$5,557,982,824
Total increase (decrease)	+	12,050,000	1,593,553,910	(26,650,000)	304,540,018
End of period		132,950,000	$7,456,076,752	120,900,000	$5,862,522,842

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Financial Statements
Financial Highlights
	3/1/21– 8/31/21*	3/1/20– 2/28/21	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17
Per-Share Data
Net asset value at beginning of period	$48.75	$34.73	$38.08	$36.90	$34.89	$26.47
Income (loss) from investment operations:
Net investment income (loss)[1]	0.32	0.49	0.55	0.59	0.52	0.45
Net realized and unrealized gains (losses)	5.14	14.09	(3.34)	1.14	1.98	8.37
Total from investment operations	5.46	14.58	(2.79)	1.73	2.50	8.82
Less distributions:
Distributions from net investment income	(0.15)	(0.56)	(0.56)	(0.55)	(0.49)	(0.40)
Net asset value at end of period	$54.06	$48.75	$34.73	$38.08	$36.90	$34.89
Total return	11.21% [2]	42.73%	(7.46%)	4.69%	7.22%	33.56%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [3]	0.25%	0.25%	0.25%	0.25%	0.32%
Net investment income (loss)	1.19% [3]	1.40%	1.43%	1.53%	1.45%	1.43%
Portfolio turnover rate[4]	15% [2]	24%	26%	23%	21%	23%
Net assets, end of period (x 1,000)	$4,697,507	$4,085,618	$3,424,710	$3,402,783	$2,782,002	$1,568,402

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.9% of net assets

Automobiles & Components 1.5%
American Axle & Manufacturing Holdings, Inc. *	1,023,019	9,074,179
Cooper-Standard Holding, Inc. *	262,282	6,105,925
Dorman Products, Inc. *	41,661	3,910,301
Fox Factory Holding Corp. *	14,935	2,295,061
Gentherm, Inc. *	62,757	5,385,806
LCI Industries	47,065	6,667,228
Modine Manufacturing Co. *	275,908	3,432,295
Patrick Industries, Inc.	42,268	3,449,491
Standard Motor Products, Inc.	72,035	3,089,581
Stoneridge, Inc. *	70,056	1,632,305
Tenneco, Inc., Class A *	734,821	11,463,208
Veoneer, Inc. *(a)	206,440	7,390,552
Winnebago Industries, Inc.	56,709	3,948,081
		67,844,013

Banks 8.0%
Ameris Bancorp	17,407	857,121
Associated Banc-Corp.	329,193	6,787,960
Atlantic Union Bankshares Corp.	71,640	2,650,680
Axos Financial, Inc. *	52,868	2,563,041
BancorpSouth Bank	155,986	4,575,069
Bank of Hawaii Corp.	66,751	5,594,401
Bank OZK	165,504	7,022,335
BankUnited, Inc.	206,633	8,684,785
Banner Corp.	58,720	3,358,784
Berkshire Hills Bancorp, Inc.	98,496	2,524,452
BOK Financial Corp.	47,415	4,174,891
Brookline Bancorp, Inc.	124,094	1,857,687
Cadence BanCorp	131,158	2,821,209
Capitol Federal Financial, Inc.	238,746	2,755,129
Cathay General Bancorp	123,944	4,930,492
Central Pacific Financial Corp.	88,970	2,251,831
City Holding Co.	9,093	708,345
Columbia Banking System, Inc.	94,384	3,431,802
Commerce Bancshares, Inc.	90,510	6,400,867
Community Bank System, Inc.	44,444	3,288,856
Cullen/Frost Bankers, Inc.	71,574	8,175,182
CVB Financial Corp.	126,953	2,584,763
Eagle Bancorp, Inc.	40,001	2,308,058
Essent Group Ltd.	87,380	4,113,850
F.N.B. Corp.	646,642	7,552,779
Federal Agricultural Mortgage Corp., Class C	21,865	2,140,583
First BanCorp	305,746	3,892,147
First Busey Corp.	32,816	777,739
First Citizens BancShares, Inc., Class A	7,564	6,790,203
First Commonwealth Financial Corp.	163,096	2,205,058
First Financial Bancorp	135,027	3,174,485
First Financial Bankshares, Inc.	58,129	2,768,103
First Hawaiian, Inc.	246,013	6,866,223
First Horizon Corp.	712,663	11,680,547
First Interstate BancSystem, Inc., Class A	43,376	1,911,147
Security	Number of Shares	Value ($)
First Merchants Corp.	53,676	2,208,767
First Midwest Bancorp, Inc.	169,975	3,183,632
Flagstar Bancorp, Inc.	67,161	3,321,783
Fulton Financial Corp.	358,969	5,689,659
Glacier Bancorp, Inc.	76,355	4,066,667
Great Western Bancorp, Inc.	156,965	4,859,636
Hancock Whitney Corp.	167,988	7,720,728
Hanmi Financial Corp.	35,266	679,928
Heartland Financial USA, Inc.	39,296	1,848,091
Hilltop Holdings, Inc.	96,150	3,218,140
Home BancShares, Inc.	192,339	4,260,309
Hope Bancorp, Inc.	289,765	3,995,859
Independent Bank Corp.	27,219	2,087,697
Independent Bank Group, Inc.	10,977	773,110
International Bancshares Corp.	84,878	3,554,691
Investors Bancorp, Inc.	473,179	6,771,191
MGIC Investment Corp.	703,103	10,736,383
National Bank Holdings Corp., Class A	45,695	1,713,562
NBT Bancorp, Inc.	66,833	2,396,631
Northwest Bancshares, Inc.	197,441	2,570,682
OFG Bancorp	120,292	2,864,153
Old National Bancorp	238,986	3,981,507
Pacific Premier Bancorp, Inc.	18,929	756,403
Park National Corp.	18,819	2,206,340
PennyMac Financial Services, Inc.	16,922	1,126,159
Pinnacle Financial Partners, Inc.	54,307	5,263,434
Prosperity Bancshares, Inc.	88,241	6,166,281
Provident Financial Services, Inc.	123,743	2,731,008
Radian Group, Inc.	422,501	9,983,699
Renasant Corp.	61,927	2,173,638
S&T Bancorp, Inc.	65,732	1,958,814
Sandy Spring Bancorp, Inc.	49,761	2,168,087
ServisFirst Bancshares, Inc.	14,002	1,028,027
Signature Bank	48,955	12,695,500
Simmons First National Corp., Class A	112,731	3,274,836
South State Corp.	43,321	2,970,954
Southside Bancshares, Inc.	17,554	661,610
Sterling Bancorp	217,231	4,972,418
Synovus Financial Corp.	262,317	11,305,863
Texas Capital Bancshares, Inc. *	68,696	4,670,641
The Bank of NT Butterfield & Son Ltd.	79,672	2,653,874
Tompkins Financial Corp.	9,200	732,228
Towne Bank	80,774	2,461,184
Trustmark Corp.	120,855	3,821,435
UMB Financial Corp.	47,747	4,372,670
Umpqua Holdings Corp.	501,483	9,763,874
United Bankshares, Inc.	142,589	5,180,258
United Community Banks, Inc.	89,637	2,704,348
Valley National Bancorp	465,277	6,067,212
Walker & Dunlop, Inc.	46,991	5,218,351
Washington Federal, Inc.	199,330	6,637,689
Webster Financial Corp.	141,743	7,160,856
WesBanco, Inc.	78,539	2,670,326
Westamerica BanCorp	25,622	1,453,792
Western Alliance Bancorp	63,550	6,199,938

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Wintrust Financial Corp.	81,493	6,098,936
WSFS Financial Corp.	40,539	1,840,876
		377,834,969

Capital Goods 11.6%
AAON, Inc.	28,945	1,971,444
AAR Corp. *	162,018	5,484,309
Advanced Drainage Systems, Inc.	20,927	2,388,817
Aerojet Rocketdyne Holdings, Inc.	62,833	2,608,826
Air Lease Corp.	199,534	7,929,481
Alamo Group, Inc.	18,068	2,800,721
Albany International Corp., Class A	43,235	3,386,598
Altra Industrial Motion Corp.	57,763	3,382,601
American Woodmark Corp. *	34,749	2,448,415
API Group Corp. *	83,787	1,943,021
Apogee Enterprises, Inc.	129,226	5,554,134
Applied Industrial Technologies, Inc.	89,755	7,971,142
Arcosa, Inc.	122,519	6,226,416
Argan, Inc.	46,000	2,129,800
Armstrong World Industries, Inc.	59,897	6,225,095
Astec Industries, Inc.	57,409	3,509,986
Astronics Corp. *	121,243	1,619,806
Atkore, Inc. *	67,565	6,268,005
AZZ, Inc.	73,323	3,926,447
Barnes Group, Inc.	119,247	5,684,505
Beacon Roofing Supply, Inc. *	167,964	8,646,787
Boise Cascade Co.	161,039	9,316,106
Builders FirstSource, Inc. *	283,431	15,104,038
BWX Technologies, Inc.	108,202	6,214,041
CAI International, Inc.	49,588	2,775,440
Chart Industries, Inc. *	21,264	4,005,712
CIRCOR International, Inc. *	47,634	1,702,916
Colfax Corp. *	194,649	9,376,242
Columbus McKinnon Corp.	41,009	1,888,464
Comfort Systems USA, Inc.	73,723	5,601,474
Crane Co.	101,227	10,301,872
CSW Industrials, Inc.	5,903	783,859
Douglas Dynamics, Inc.	42,015	1,669,676
Dycom Industries, Inc. *	102,649	7,732,549
Encore Wire Corp.	67,429	5,732,139
Enerpac Tool Group Corp.	119,595	3,009,010
EnerSys	93,538	7,912,379
EnPro Industries, Inc.	46,202	3,950,733
ESCO Technologies, Inc.	25,139	2,265,527
Evoqua Water Technologies Corp. *	29,019	1,129,419
Federal Signal Corp.	85,788	3,485,566
Franklin Electric Co., Inc.	60,463	5,138,146
Generac Holdings, Inc. *	21,614	9,444,886
Gibraltar Industries, Inc. *	37,034	2,764,958
GMS, Inc. *	121,357	5,996,249
GrafTech International Ltd.	52,716	583,566
Granite Construction, Inc.	252,871	10,251,390
Great Lakes Dredge & Dock Corp. *	50,712	766,258
Griffon Corp.	127,981	3,097,140
H&E Equipment Services, Inc.	138,038	4,700,194
HEICO Corp.	17,437	2,211,360
HEICO Corp., Class A	30,408	3,473,810
Helios Technologies, Inc.	11,568	944,180
Herc Holdings, Inc. *	62,897	8,267,811
Hillenbrand, Inc.	134,371	6,237,502
Hyster-Yale Materials Handling, Inc.	42,663	2,500,478
Ingersoll Rand, Inc. *	97,294	5,158,528
JELD-WEN Holding, Inc. *	173,759	4,785,323
John Bean Technologies Corp.	27,002	3,939,322
Kadant, Inc.	11,758	2,458,833
Kaman Corp.	79,362	3,101,467
Kennametal, Inc.	169,839	6,314,614
Security	Number of Shares	Value ($)
Kratos Defense & Security Solutions, Inc. *	24,942	616,566
Lindsay Corp.	17,615	2,902,071
Masonite International Corp. *	54,049	6,468,584
Matrix Service Co. *	253,528	2,859,796
Maxar Technologies, Inc.	93,614	2,975,989
McGrath RentCorp	40,213	2,806,063
Mercury Systems, Inc. *	13,513	680,785
Meritor, Inc. *	179,521	4,258,238
Moog, Inc., Class A	102,763	8,163,493
MRC Global, Inc. *	625,004	5,125,033
Mueller Industries, Inc.	185,253	8,264,136
Mueller Water Products, Inc., Class A	271,274	4,508,574
MYR Group, Inc. *	56,331	5,858,987
National Presto Industries, Inc.	16,979	1,418,426
NOW, Inc. *	826,513	6,347,620
Parsons Corp. *	19,082	676,075
PGT Innovations, Inc. *	34,262	727,382
Primoris Services Corp.	179,659	4,617,236
Proto Labs, Inc. *	15,231	1,129,531
Quanex Building Products Corp.	112,708	2,655,401
Raven Industries, Inc. *	63,020	3,677,217
RBC Bearings, Inc. *	18,588	4,303,494
Resideo Technologies, Inc. *	423,312	13,647,579
Rexnord Corp.	129,229	7,851,954
Rush Enterprises, Inc., Class A	201,388	8,881,211
Simpson Manufacturing Co., Inc.	51,055	5,776,873
SiteOne Landscape Supply, Inc. *	18,201	3,642,020
SPX Corp. *	68,416	4,274,632
SPX FLOW, Inc.	64,093	5,161,409
Standex International Corp.	29,114	2,889,273
Tennant Co.	29,857	2,208,821
Terex Corp.	236,490	12,072,815
Textainer Group Holdings Ltd. *	140,029	4,651,763
The Greenbrier Cos., Inc.	214,486	9,458,833
The Manitowoc Co., Inc. *	134,784	3,268,512
The Middleby Corp. *	62,876	11,502,535
The Timken Co.	132,123	9,716,325
Trex Co., Inc. *	37,283	4,092,182
TriMas Corp. *	79,854	2,564,112
Trinity Industries, Inc.	362,752	10,530,691
Triton International Ltd.	125,989	6,894,118
Tutor Perini Corp. *	431,585	6,223,456
Valmont Industries, Inc.	50,667	12,608,990
Vectrus, Inc. *	40,674	2,046,309
Wabash National Corp.	335,703	5,216,825
Watts Water Technologies, Inc., Class A	35,650	6,116,471
Welbilt, Inc. *	212,528	4,973,155
Woodward, Inc.	67,491	8,162,362
		543,673,456

Commercial & Professional Services 4.9%
ACCO Brands Corp.	478,635	4,484,810
ADT, Inc.	333,218	2,852,346
ASGN, Inc. *	79,779	8,950,406
Brady Corp., Class A	86,655	4,621,311
BrightView Holdings, Inc. *	63,724	976,889
CBIZ, Inc. *	81,341	2,774,542
Cimpress plc *	24,440	2,321,311
Clean Harbors, Inc. *	99,537	10,214,487
CoStar Group, Inc. *	58,496	4,956,951
Covanta Holding Corp.	419,466	8,410,293
Deluxe Corp.	251,618	9,649,550
Exponent, Inc.	24,626	2,878,779
FTI Consulting, Inc. *	55,198	7,711,713
Harsco Corp. *	205,144	3,741,827
Healthcare Services Group, Inc.	214,841	5,620,241
Heidrick & Struggles International, Inc.	18,571	802,639

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Herman Miller, Inc.	246,674	10,367,708
HNI Corp.	163,125	6,180,806
Huron Consulting Group, Inc. *	42,183	2,082,575
IAA, Inc. *	72,669	3,860,177
ICF International, Inc.	41,054	3,845,118
Insperity, Inc.	39,223	4,327,866
Interface, Inc.	294,631	4,236,794
KAR Auction Services, Inc. *	342,045	5,783,981
Kforce, Inc.	70,794	4,135,786
Korn Ferry	117,422	8,300,561
ManTech International Corp., Class A	53,942	4,270,588
Matthews International Corp., Class A	123,154	4,560,393
MSA Safety, Inc.	24,845	4,045,760
Pitney Bowes, Inc.	1,317,406	9,841,023
Resources Connection, Inc.	182,613	2,885,285
Rollins, Inc.	104,241	4,057,060
SP Plus Corp. *	99,457	3,221,412
Steelcase, Inc., Class A	474,290	6,682,746
Stericycle, Inc. *	111,530	7,762,488
Tetra Tech, Inc.	57,362	8,250,950
The Brink's Co.	62,633	4,895,395
TransUnion	85,712	10,416,579
TriNet Group, Inc. *	32,027	2,949,046
TrueBlue, Inc. *	286,189	7,821,545
UniFirst Corp.	27,859	6,381,661
US Ecology, Inc. *	47,615	1,706,998
Viad Corp. *	99,133	4,281,554
		228,119,950

Consumer Durables & Apparel 3.9%
Acushnet Holdings Corp.	55,036	2,749,599
Beazer Homes USA, Inc. *	142,810	2,671,975
Callaway Golf Co. *	128,134	3,595,440
Cavco Industries, Inc. *	12,658	3,234,119
Century Communities, Inc.	43,538	3,052,014
Columbia Sportswear Co.	51,063	5,208,937
Crocs, Inc. *	34,989	4,997,129
Deckers Outdoor Corp. *	32,464	13,584,561
Ethan Allen Interiors, Inc.	146,497	3,518,858
Fossil Group, Inc. *	635,463	8,515,204
G-III Apparel Group Ltd. *	310,704	9,610,075
Helen of Troy Ltd. *	31,612	7,561,274
Installed Building Products, Inc.	7,393	918,063
iRobot Corp. *(a)	36,038	2,923,403
KB Home	178,960	7,700,649
Kontoor Brands, Inc.	190,889	10,300,370
La-Z-Boy, Inc.	144,569	5,061,361
LGI Homes, Inc. *	20,968	3,361,799
M.D.C Holdings, Inc.	116,313	6,077,354
M/I Homes, Inc. *	74,684	4,808,903
Meritage Homes Corp. *	82,420	9,193,127
Movado Group, Inc.	99,059	3,579,992
Oxford Industries, Inc.	55,897	5,047,499
Skyline Champion Corp. *	16,769	1,051,752
Smith & Wesson Brands, Inc.	119,740	2,889,326
Steven Madden Ltd.	233,183	9,436,916
Sturm Ruger & Co., Inc.	44,758	3,499,628
Tempur Sealy International, Inc.	190,049	8,495,190
TopBuild Corp. *	29,250	6,399,607
Tupperware Brands Corp. *	227,057	5,419,851
Universal Electronics, Inc. *	36,916	1,864,996
Vista Outdoor, Inc. *	161,200	6,585,020
Wolverine World Wide, Inc.	230,690	8,272,543
		181,186,534

Security	Number of Shares	Value ($)
Consumer Services 5.2%
Adtalem Global Education, Inc. *	191,959	7,102,483
American Public Education, Inc. *	53,665	1,411,390
Arcos Dorados Holdings, Inc., Class A *	563,864	3,078,697
Bally's Corp. *	13,296	667,991
BJ's Restaurants, Inc. *	88,043	3,764,719
Bloomin' Brands, Inc. *	364,151	9,755,605
Boyd Gaming Corp. *	126,619	7,770,608
Bright Horizons Family Solutions, Inc. *	41,679	6,075,131
Brinker International, Inc. *	156,153	8,318,270
Caesars Entertainment, Inc. *	131,960	13,411,095
Choice Hotels International, Inc.	24,183	2,886,483
Churchill Downs, Inc.	32,012	6,738,526
Dave & Buster's Entertainment, Inc. *	157,514	5,894,174
Denny's Corp. *	141,115	2,334,042
Dine Brands Global, Inc. *	37,359	3,090,336
Everi Holdings, Inc. *	606,929	13,807,635
frontdoor, Inc. *	46,234	2,016,727
Graham Holdings Co., Class B	14,789	9,122,003
Grand Canyon Education, Inc. *	55,312	4,930,512
Hilton Grand Vacations, Inc. *	181,374	7,924,230
Houghton Mifflin Harcourt Co. *	933,636	12,576,077
Hyatt Hotels Corp., Class A *	114,581	8,432,016
International Game Technology plc *	497,166	10,684,097
Jack in the Box, Inc.	85,637	9,074,097
Laureate Education, Inc., Class A *	352,414	5,613,955
Papa John's International, Inc.	30,432	3,880,993
Penn National Gaming, Inc. *	99,621	8,079,263
Perdoceo Education Corp. *	146,259	1,605,924
Planet Fitness, Inc., Class A *	36,269	2,948,670
Red Robin Gourmet Burgers, Inc. *	175,468	4,295,457
Red Rock Resorts, Inc., Class A *	127,316	5,959,662
Regis Corp. *	306,185	1,659,523
Ruth's Hospitality Group, Inc. *	97,155	1,990,706
Scientific Games Corp., Class A *	101,822	7,366,822
SeaWorld Entertainment, Inc. *	83,306	4,097,822
Strategic Education, Inc.	27,830	2,178,532
Stride, Inc. *	124,563	4,265,037
Terminix Global Holdings, Inc. *	109,350	4,552,240
Texas Roadhouse, Inc.	93,867	8,917,365
The Cheesecake Factory, Inc. *	177,594	8,284,760
WW International, Inc. *	68,116	1,474,711
Wyndham Hotels & Resorts, Inc.	99,005	7,197,663
		245,236,049

Diversified Financials 4.3%
Apollo Commercial Real Estate Finance, Inc.	254,039	3,950,306
Apollo Global Management, Inc.	52,085	3,113,641
Arbor Realty Trust, Inc.	50,804	928,697
Ares Management Corp., Class A	14,648	1,130,533
Artisan Partners Asset Management, Inc., Class A	77,318	4,017,443
BGC Partners, Inc., Class A	783,952	4,037,353
Blackstone Mortgage Trust, Inc., Class A	178,310	5,850,351
Blucora, Inc. *	47,955	786,942
Brightsphere Investment Group, Inc.	130,415	3,545,984
BrightSpire Capital, Inc.	80,041	802,011
Cannae Holdings, Inc. *	113,131	3,611,141
Capstead Mortgage Corp.	374,368	2,579,395
Chimera Investment Corp.	791,767	12,129,870
Cohen & Steers, Inc.	28,010	2,456,757
Compass Diversified Holdings	177,906	5,064,984
Credit Acceptance Corp. *	12,445	7,214,118
Donnelley Financial Solutions, Inc. *	120,113	4,005,769
Encore Capital Group, Inc. *	57,649	2,836,907

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Enova International, Inc. *	97,333	3,210,042
FactSet Research Systems, Inc.	19,706	7,492,615
Federated Hermes, Inc.	250,943	8,489,402
FirstCash, Inc.	81,663	6,997,702
Green Dot Corp., Class A *	55,420	2,895,141
Houlihan Lokey, Inc.	46,333	4,179,237
Interactive Brokers Group, Inc., Class A	10,928	706,386
Invesco Mortgage Capital, Inc.	1,137,410	3,548,719
Ladder Capital Corp., Class A	343,719	3,921,834
MarketAxess Holdings, Inc.	7,658	3,644,595
MFA Financial, Inc.	1,325,432	6,362,074
Moelis & Co., Class A	72,781	4,508,783
Morningstar, Inc.	13,298	3,563,731
Nelnet, Inc., Class A	40,299	3,259,383
New York Mortgage Trust, Inc.	720,134	3,182,992
PennyMac Mortgage Investment Trust	193,348	3,752,885
Piper Sandler Cos.	22,442	3,207,411
PRA Group, Inc. *	83,842	3,521,364
Redwood Trust, Inc.	321,563	4,009,891
Santander Consumer USA Holdings, Inc.	405,984	16,941,712
SLM Corp.	596,431	11,183,081
Stifel Financial Corp.	103,384	7,143,834
The Carlyle Group, Inc.	40,466	1,998,211
TPG RE Finance Trust, Inc.	66,678	840,143
Tradeweb Markets, Inc., Class A	12,216	1,062,914
Two Harbors Investment Corp.	814,451	5,375,377
Virtu Financial, Inc., Class A	23,667	579,368
Virtus Investment Partners, Inc.	8,868	2,773,024
WisdomTree Investments, Inc.	349,793	2,207,194
World Acceptance Corp. *	23,110	4,387,896
		203,009,143

Energy 5.0%
Alto Ingredients, Inc. *	494,943	2,519,260
Arch Resources, Inc. *	164,714	12,467,203
Archrock, Inc.	385,151	2,957,960
Callon Petroleum Co. *	155,149	5,301,441
Centennial Resource Development, Inc., Class A *	1,679,684	8,566,388
ChampionX Corp. *	258,777	6,037,267
Cimarex Energy Co.	145,630	9,352,359
CNX Resources Corp. *	652,145	7,408,367
CONSOL Energy, Inc. *	580,120	13,244,140
Continental Resources, Inc.	217,436	8,540,886
Core Laboratories N.V.	130,297	3,590,985
CVR Energy, Inc.	227,036	3,269,318
Denbury, Inc. *	93,752	6,593,578
DHT Holdings, Inc.	160,630	888,284
Dril-Quip, Inc. *	110,543	2,686,195
EQT Corp. *	370,866	6,797,974
Equitrans Midstream Corp.	740,019	6,460,366
Golar LNG Ltd. *	99,961	1,124,561
Green Plains, Inc. *	295,984	10,389,038
Helix Energy Solutions Group, Inc. *	514,739	1,935,419
International Seaways, Inc.	143,905	2,475,166
Kosmos Energy Ltd. *	1,508,660	3,560,438
Liberty Oilfield Services, Inc., Class A *	158,345	1,618,286
Magnolia Oil & Gas Corp., Class A	232,811	3,650,476
Matador Resources Co.	138,405	3,979,144
NexTier Oilfield Solutions, Inc. *	645,039	2,322,140
Nordic American Tankers Ltd.	634,326	1,503,353
Oceaneering International, Inc. *	1,178,276	14,492,795
Oil States International, Inc. *	820,137	4,806,003
Par Pacific Holdings, Inc. *	214,147	3,531,284
PDC Energy, Inc.	215,777	9,008,690
ProPetro Holding Corp. *	337,682	2,613,659
Range Resources Corp. *	539,528	7,887,899
Security	Number of Shares	Value ($)
Renewable Energy Group, Inc. *	93,860	4,544,701
Scorpio Tankers, Inc.	190,328	3,085,217
SFL Corp., Ltd.	395,957	3,179,535
SM Energy Co.	1,765,336	33,717,918
Southwestern Energy Co. *	881,064	4,008,841
Teekay Tankers Ltd., Class A *	148,056	1,695,241
US Silica Holdings, Inc. *	412,077	3,618,036
		235,429,811

Food & Staples Retailing 0.7%
BJ's Wholesale Club Holdings, Inc. *	75,436	4,274,204
Grocery Outlet Holding Corp. *	34,375	894,781
Ingles Markets, Inc., Class A	103,362	7,017,246
PriceSmart, Inc.	74,662	6,317,152
The Andersons, Inc.	239,413	7,273,367
The Chefs' Warehouse, Inc. *	78,293	2,366,797
Weis Markets, Inc.	66,783	3,803,292
		31,946,839

Food, Beverage & Tobacco 2.0%
B&G Foods, Inc. (a)	188,375	5,719,065
Brown-Forman Corp., Class B	146,636	10,296,780
Cal-Maine Foods, Inc.	116,061	4,196,766
Calavo Growers, Inc.	41,863	1,964,212
Coca-Cola Consolidated, Inc.	6,504	2,641,665
Fresh Del Monte Produce, Inc.	280,318	9,216,856
Hostess Brands, Inc. *	144,811	2,311,184
J&J Snack Foods Corp.	25,344	4,150,333
John B Sanfilippo & Son, Inc.	26,382	2,242,206
Lamb Weston Holdings, Inc.	100,192	6,527,509
Lancaster Colony Corp.	25,172	4,461,485
Nomad Foods Ltd. *	180,584	4,765,612
Pilgrim's Pride Corp. *	259,987	7,238,038
The Boston Beer Co., Inc., Class A *	3,815	2,175,351
The Hain Celestial Group, Inc. *	139,765	5,228,609
TreeHouse Foods, Inc. *	187,883	7,039,976
Universal Corp.	159,282	8,059,669
Vector Group Ltd.	362,521	5,445,065
		93,680,381

Health Care Equipment & Services 4.6%
ABIOMED, Inc. *	9,946	3,619,946
Acadia Healthcare Co., Inc. *	143,269	9,472,946
Addus HomeCare Corp. *	6,773	609,028
Allscripts Healthcare Solutions, Inc. *	274,156	4,211,036
Amedisys, Inc. *	15,429	2,830,450
AMN Healthcare Services, Inc. *	69,838	7,928,010
Avanos Medical, Inc. *	53,233	1,756,689
Brookdale Senior Living, Inc. *	1,264,717	9,232,434
Change Healthcare, Inc. *	109,463	2,389,577
Chemed Corp.	14,503	6,913,580
Community Health Systems, Inc. *	656,562	8,082,278
CONMED Corp.	23,176	3,043,936
Covetrus, Inc. *	272,467	6,155,030
Globus Medical, Inc., Class A *	46,498	3,794,237
Haemonetics Corp. *	43,485	2,728,684
Hill-Rom Holdings, Inc.	73,335	10,676,109
ICU Medical, Inc. *	14,928	2,975,897
IDEXX Laboratories, Inc. *	10,218	6,884,480
Integer Holdings Corp. *	40,240	3,975,310
Integra LifeSciences Holdings Corp. *	43,684	3,286,347
LHC Group, Inc. *	17,473	3,263,257
LivaNova plc *	36,041	2,980,230
Masimo Corp. *	18,887	5,128,576
MEDNAX, Inc. *	519,181	16,670,902

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Merit Medical Systems, Inc. *	39,027	2,800,968
ModivCare, Inc. *	23,290	4,594,185
National HealthCare Corp.	41,638	3,074,966
Natus Medical, Inc. *	26,203	694,904
Neogen Corp. *	45,961	2,012,173
NextGen Healthcare, Inc. *	98,338	1,500,638
NuVasive, Inc. *	62,464	3,881,513
Omnicell, Inc. *	20,529	3,187,538
Orthofix Medical, Inc. *	32,642	1,384,021
Owens & Minor, Inc.	351,420	13,100,938
Premier, Inc., Class A	147,211	5,473,305
Select Medical Holdings Corp.	214,624	7,419,552
Teleflex, Inc.	22,055	8,721,870
The Ensign Group, Inc.	45,633	3,726,847
Triple-S Management Corp., Class B *	167,716	5,953,918
US Physical Therapy, Inc.	5,358	629,029
Varex Imaging Corp. *	114,750	3,347,257
Veeva Systems, Inc., Class A *	10,282	3,413,418
West Pharmaceutical Services, Inc.	25,001	11,290,952
		214,816,961

Household & Personal Products 1.0%
Central Garden & Pet Co. *	16,548	762,035
Central Garden & Pet Co., Class A *	68,312	2,846,561
Coty, Inc., Class A *	1,177,421	11,503,403
Edgewell Personal Care Co.	209,545	8,863,754
Energizer Holdings, Inc.	76,978	3,028,315
Herbalife Nutrition Ltd. *	131,510	6,751,723
Inter Parfums, Inc.	9,285	673,534
Medifast, Inc.	7,379	1,681,674
Spectrum Brands Holdings, Inc.	86,047	6,716,829
USANA Health Sciences, Inc. *	34,141	3,312,701
WD-40 Co.	9,016	2,160,504
		48,301,033

Insurance 2.3%
Ambac Financial Group, Inc. *	176,483	2,486,645
American Equity Investment Life Holding Co.	295,499	9,364,363
American National Group, Inc.	19,450	3,744,125
AMERISAFE, Inc.	39,963	2,299,871
Argo Group International Holdings Ltd.	81,064	4,288,286
Brighthouse Financial, Inc. *	105,851	5,182,465
CNA Financial Corp.	84,922	3,766,291
Employers Holdings, Inc.	70,804	2,915,001
Enstar Group Ltd. *	10,575	2,439,335
Horace Mann Educators Corp.	63,635	2,609,035
James River Group Holdings Ltd.	69,180	2,545,132
Kemper Corp.	86,872	5,959,419
MBIA, Inc. *	461,174	5,160,537
Mercury General Corp.	70,112	4,186,388
ProAssurance Corp.	369,349	9,418,399
RenaissanceRe Holdings Ltd.	53,516	8,387,563
RLI Corp.	34,322	3,748,992
Safety Insurance Group, Inc.	32,472	2,640,298
Selective Insurance Group, Inc.	80,841	6,755,882
SiriusPoint Ltd. *	74,956	735,318
Stewart Information Services Corp.	89,998	5,665,374
United Fire Group, Inc.	70,419	1,828,077
Universal Insurance Holdings, Inc.	165,148	2,351,708
White Mountains Insurance Group Ltd.	7,407	8,301,840
		106,780,344

Security	Number of Shares	Value ($)
Materials 6.3%
AdvanSix, Inc. *	151,890	5,543,985
Allegheny Technologies, Inc. *	409,880	7,320,457
Avient Corp.	198,405	10,334,916
Balchem Corp.	24,984	3,508,253
Cabot Corp.	161,504	8,624,314
Carpenter Technology Corp.	223,099	7,440,352
Century Aluminum Co. *	174,036	2,231,142
Clearwater Paper Corp. *	101,833	3,308,554
Cleveland-Cliffs, Inc. *	687,554	16,136,892
Compass Minerals International, Inc.	82,905	5,548,832
Constellium SE *	235,951	4,770,929
Eagle Materials, Inc.	66,557	10,438,800
Element Solutions, Inc.	266,985	6,068,569
Ferro Corp. *	144,654	3,008,803
GCP Applied Technologies, Inc. *	100,280	2,390,675
Glatfelter Corp.	174,480	2,756,784
Greif, Inc., Class A	95,170	6,026,164
H.B. Fuller Co.	94,567	6,389,892
Hawkins, Inc.	22,747	861,656
Hecla Mining Co.	413,697	2,544,237
Ingevity Corp. *	45,694	3,673,341
Innospec, Inc.	47,361	4,432,990
Kaiser Aluminum Corp.	52,749	6,660,089
Koppers Holdings, Inc. *	57,319	1,885,795
Kraton Corp. *	140,568	5,920,724
Livent Corp. *	126,091	3,135,883
Louisiana-Pacific Corp.	211,864	13,440,652
Materion Corp.	54,992	4,016,066
Minerals Technologies, Inc.	85,487	6,722,698
Myers Industries, Inc.	88,276	2,012,693
Neenah, Inc.	61,749	3,111,532
NewMarket Corp.	15,565	5,443,547
Orion Engineered Carbons S.A. *	216,782	3,830,538
Quaker Chemical Corp.	8,354	2,164,689
Royal Gold, Inc.	31,277	3,482,068
Schnitzer Steel Industries, Inc., Class A	162,828	7,703,393
Schweitzer-Mauduit International, Inc.	94,472	3,615,443
Sensient Technologies Corp.	72,340	6,282,729
Silgan Holdings, Inc.	177,660	7,538,114
Southern Copper Corp.	85,085	5,325,470
Stepan Co.	42,926	5,046,381
Summit Materials, Inc., Class A *	232,923	7,842,517
SunCoke Energy, Inc.	548,916	3,814,966
The Scotts Miracle-Gro Co.	35,633	5,588,323
Tredegar Corp.	64,008	850,026
Trinseo S.A.	187,378	9,730,540
Tronox Holdings plc, Class A	209,373	4,424,052
Valvoline, Inc.	168,039	5,068,056
Verso Corp., Class A	410,042	7,811,300
W.R. Grace & Co.	107,071	7,456,424
Warrior Met Coal, Inc.	468,033	10,479,259
Westlake Chemical Corp.	87,880	7,676,318
Worthington Industries, Inc.	105,682	6,124,272
		297,565,094

Media & Entertainment 4.2%
AMC Entertainment Holdings, Inc., Class A *(a)	628,229	29,608,433
AMC Networks, Inc., Class A *	216,198	10,275,891
Cable One, Inc.	2,482	5,211,182
Cars.com, Inc. *	280,755	3,571,204
Gannett Co., Inc. *	1,288,091	8,179,378
Gray Television, Inc.	192,528	4,378,087
iHeartMedia, Inc., Class A *	364,468	9,067,964
IMAX Corp. *	35,693	560,737

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
John Wiley & Sons, Inc., Class A	134,470	7,812,707
Liberty Media Corp. - Liberty Formula One, Class A *	13,098	598,448
Liberty Media Corp. - Liberty Formula One, Class C *	102,707	5,190,812
Liberty TripAdvisor Holdings, Inc., Class A *	477,318	1,785,169
Lions Gate Entertainment Corp., Class A *	137,496	1,776,448
Lions Gate Entertainment Corp., Class B *	294,934	3,468,424
Live Nation Entertainment, Inc. *	79,294	6,874,790
Madison Square Garden Entertainment Corp. *	43,653	3,500,534
Madison Square Garden Sports Corp. *	13,838	2,501,634
Meredith Corp. *	214,110	9,208,871
National CineMedia, Inc.	544,643	1,394,286
Nexstar Media Group, Inc., Class A	64,566	9,668,758
Scholastic Corp.	161,093	5,354,731
Sinclair Broadcast Group, Inc., Class A	248,670	7,462,587
Sirius XM Holdings, Inc.	1,187,902	7,448,146
Spotify Technology S.A. *	14,395	3,373,324
Take-Two Interactive Software, Inc. *	42,590	6,866,360
TEGNA, Inc.	563,193	9,979,780
The E.W. Scripps Co., Class A	106,623	1,976,790
The Marcus Corp. *	109,591	1,709,620
The New York Times Co., Class A	108,096	5,489,115
TripAdvisor, Inc. *	175,703	6,149,605
World Wrestling Entertainment, Inc., Class A	15,634	814,688
Yandex N.V., Class A *	101,816	7,829,650
Yelp, Inc. *	116,493	4,486,145
Zillow Group, Inc., Class A *	2,000	191,200
Zillow Group, Inc., Class C *	4,885	467,836
Zynga, Inc., Class A *	359,694	3,183,292
		197,416,626

Pharmaceuticals, Biotechnology & Life Sciences 2.1%
Alkermes plc *	98,680	3,084,737
Avantor, Inc. *	55,681	2,196,059
Bio-Rad Laboratories, Inc., Class A *	9,243	7,438,951
Bio-Techne Corp.	11,327	5,653,759
BioMarin Pharmaceutical, Inc. *	35,419	2,982,634
Bruker Corp.	77,225	6,819,740
Catalent, Inc. *	53,704	7,005,150
Charles River Laboratories International, Inc. *	21,959	9,746,722
Elanco Animal Health, Inc. *	276,324	9,223,695
Emergent BioSolutions, Inc. *	26,283	1,657,932
Exelixis, Inc. *	66,789	1,280,345
Horizon Therapeutics plc *	25,828	2,791,748
Incyte Corp. *	43,316	3,313,241
Ligand Pharmaceuticals, Inc. *	5,255	695,236
Medpace Holdings, Inc. *	5,413	987,060
Myriad Genetics, Inc. *	219,460	7,852,279
PDL BioPharma, Inc. *(b)	823,323	2,033,608
PerkinElmer, Inc.	66,210	12,235,608
PPD, Inc. *	46,776	2,166,196
Prestige Consumer Healthcare, Inc. *	79,864	4,583,395
Royalty Pharma plc, Class A	15,794	610,438
Syneos Health, Inc. *	62,197	5,770,638
		100,129,171

Real Estate 9.6%
Acadia Realty Trust	150,539	3,194,438
Alexander & Baldwin, Inc.	273,888	5,718,781
American Assets Trust, Inc.	70,174	2,794,329
Security	Number of Shares	Value ($)
American Campus Communities, Inc.	211,978	10,779,081
American Finance Trust, Inc.	253,888	2,188,515
American Homes 4 Rent, Class A	167,717	7,034,051
Americold Realty Trust	93,867	3,448,674
Brandywine Realty Trust	440,917	6,119,928
CareTrust REIT, Inc.	31,062	683,053
Centerspace	25,475	2,577,560
Chatham Lodging Trust *	216,942	2,603,304
Columbia Property Trust, Inc.	332,568	5,560,537
CoreSite Realty Corp.	24,470	3,630,614
Corporate Office Properties Trust	187,856	5,293,782
Cousins Properties, Inc.	113,548	4,378,411
CubeSmart	163,964	8,772,074
Cushman & Wakefield plc *	151,270	2,744,038
CyrusOne, Inc.	77,087	5,934,157
DiamondRock Hospitality Co. *	757,213	6,845,206
Douglas Emmett, Inc.	201,743	6,659,536
Easterly Government Properties, Inc.	35,094	749,959
EastGroup Properties, Inc.	20,172	3,636,205
Empire State Realty Trust, Inc., Class A	430,719	4,423,484
EPR Properties	145,994	7,409,195
Equity Commonwealth	150,469	3,963,353
Equity LifeStyle Properties, Inc.	109,774	9,338,474
Federal Realty Investment Trust	91,604	11,154,619
First Industrial Realty Trust, Inc.	85,771	4,802,318
Gaming & Leisure Properties, Inc.	201,029	9,910,730
Global Net Lease, Inc.	138,316	2,351,372
Healthcare Realty Trust, Inc.	158,631	4,763,689
Healthcare Trust of America, Inc., Class A	224,479	6,808,448
Hersha Hospitality Trust *	283,456	2,658,817
Highwoods Properties, Inc.	177,014	8,087,770
Hudson Pacific Properties, Inc.	214,371	5,655,107
Independence Realty Trust, Inc.	55,347	1,133,507
Industrial Logistics Properties Trust	40,285	1,105,018
iStar, Inc. (a)	168,962	4,469,045
JBG SMITH Properties	125,038	3,767,395
Kennedy-Wilson Holdings, Inc.	217,505	4,782,935
Kilroy Realty Corp.	115,392	7,575,485
Kite Realty Group Trust	233,796	4,736,707
Lexington Realty Trust	384,622	5,203,936
Life Storage, Inc.	66,614	8,289,446
LTC Properties, Inc.	45,293	1,563,061
Mack-Cali Realty Corp. *	237,378	4,244,319
Marcus & Millichap, Inc. *	47,034	1,844,673
Medical Properties Trust, Inc.	331,312	6,785,270
National Health Investors, Inc.	42,385	2,535,471
National Retail Properties, Inc.	150,696	7,174,637
New Senior Investment Group, Inc.	434,180	3,790,391
Newmark Group, Inc., Class A	238,842	3,253,028
Office Properties Income Trust	139,468	3,700,086
Outfront Media, Inc. *	467,189	11,567,600
Paramount Group, Inc.	526,686	4,666,438
Pebblebrook Hotel Trust	300,259	6,614,706
Physicians Realty Trust	174,669	3,233,123
Piedmont Office Realty Trust, Inc., Class A	363,579	6,478,978
PotlatchDeltic Corp.	72,366	3,759,414
Preferred Apartment Communities, Inc., Class A	227,091	2,834,096
PS Business Parks, Inc.	19,321	3,037,841
QTS Realty Trust, Inc., Class A	42,401	3,306,430
Rayonier, Inc.	198,816	7,312,452
Retail Opportunity Investments Corp.	178,215	3,222,127
Retail Properties of America, Inc., Class A	686,225	9,071,894
Rexford Industrial Realty, Inc.	17,096	1,058,755
RPT Realty	292,419	3,783,902
Ryman Hospitality Properties, Inc. *	89,766	7,456,862
Sabra Health Care REIT, Inc.	256,800	4,108,800
SBA Communications Corp.	27,620	9,914,751

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Seritage Growth Properties, Class A *	97,676	1,579,421
SITE Centers Corp.	540,589	8,708,889
Spirit Realty Capital, Inc.	139,940	7,244,694
STAG Industrial, Inc.	86,152	3,639,922
STORE Capital Corp.	137,304	4,952,555
Summit Hotel Properties, Inc. *	365,307	3,404,661
Sun Communities, Inc.	54,011	10,882,676
Sunstone Hotel Investors, Inc. *	800,256	9,274,967
Tanger Factory Outlet Centers, Inc.	450,286	7,528,782
Terreno Realty Corp.	12,255	818,757
The GEO Group, Inc.	1,069,759	8,290,632
The Howard Hughes Corp. *	38,944	3,525,600
Uniti Group, Inc.	723,283	9,453,309
Urban Edge Properties	225,373	4,268,565
VICI Properties, Inc.	255,096	7,885,017
Washington Real Estate Investment Trust	144,938	3,643,741
Xenia Hotels & Resorts, Inc. *	428,527	7,464,940
		452,623,316

Retailing 5.9%
Abercrombie & Fitch Co., Class A *	498,675	17,832,618
America's Car-Mart, Inc. *	4,836	625,440
Big 5 Sporting Goods Corp. (a)	504,637	14,028,909
Boot Barn Holdings, Inc. *	11,185	998,597
Caleres, Inc.	432,232	10,628,585
Chico's FAS, Inc. *	4,137,819	21,392,524
Citi Trends, Inc. *	56,138	4,835,727
Conn's, Inc. *	152,079	3,741,143
Designer Brands, Inc., Class A *	827,186	11,994,197
Dillard's, Inc., Class A	155,108	29,541,870
Etsy, Inc. *	3,993	863,526
Express, Inc. *	3,406,865	20,202,709
Five Below, Inc. *	24,414	5,195,543
Floor & Decor Holdings, Inc., Class A *	26,412	3,256,600
Genesco, Inc. *	208,456	12,930,526
Groupon, Inc. *	126,594	3,135,733
Guess?, Inc.	259,569	6,278,974
Haverty Furniture Cos., Inc.	83,955	2,991,317
Hibbett, Inc.	82,350	7,880,071
MarineMax, Inc. *	56,634	2,753,545
MercadoLibre, Inc. *	1,655	3,090,630
Monro, Inc.	67,266	3,828,108
National Vision Holdings, Inc. *	66,759	4,004,205
Ollie's Bargain Outlet Holdings, Inc. *	35,156	2,544,591
Overstock.com, Inc. *	106,687	7,697,467
Party City Holdco, Inc. *	695,176	4,734,149
PetMed Express, Inc.	22,959	632,291
Pool Corp.	20,950	10,355,585
Rent-A-Center, Inc.	59,577	3,758,117
RH *	4,322	3,028,296
Sally Beauty Holdings, Inc. *	597,318	11,104,142
Shoe Carnival, Inc.	112,834	4,319,285
Sleep Number Corp. *	48,838	4,518,003
Sonic Automotive, Inc., Class A	138,803	7,015,104
Stamps.com, Inc. *	13,203	4,342,467
Stitch Fix, Inc., Class A *	12,610	528,485
The Buckle, Inc.	124,601	4,825,797
The Children's Place, Inc. *	103,164	8,958,762
TravelCenters of America, Inc. *	74,371	3,121,351
Zumiez, Inc. *	72,269	2,904,491
		276,419,480

Semiconductors & Semiconductor Equipment 2.1%
Ambarella, Inc. *	20,873	2,161,817
Amkor Technology, Inc.	309,956	8,514,491
Brooks Automation, Inc.	31,954	2,714,812
Security	Number of Shares	Value ($)
Cirrus Logic, Inc. *	103,763	8,681,850
CMC Materials, Inc.	17,446	2,313,688
Cree, Inc. *	81,976	6,966,320
Diodes, Inc. *	47,403	4,590,032
Entegris, Inc.	54,497	6,547,270
First Solar, Inc. *	105,380	9,905,720
FormFactor, Inc. *	22,288	866,557
Kulicke & Soffa Industries, Inc.	101,175	7,101,473
MKS Instruments, Inc.	49,734	7,319,850
Monolithic Power Systems, Inc.	8,247	4,081,688
Photronics, Inc. *	198,211	2,987,040
Power Integrations, Inc.	38,079	4,136,903
Semtech Corp. *	41,040	2,869,517
Silicon Laboratories, Inc. *	25,248	3,979,590
SolarEdge Technologies, Inc. *	4,393	1,273,004
Synaptics, Inc. *	53,990	10,246,222
Ultra Clean Holdings, Inc. *	47,506	2,196,677
Universal Display Corp.	4,047	844,164
		100,298,685

Software & Services 4.7%
ACI Worldwide, Inc. *	113,220	3,649,081
Aspen Technology, Inc. *	34,582	4,478,369
Avaya Holdings Corp. *	131,389	2,650,116
Black Knight, Inc. *	82,458	6,239,597
Blackbaud, Inc. *	31,341	2,184,154
Cerence, Inc. *	32,238	3,495,889
Cognyte Software Ltd. *	57,665	1,584,634
CommVault Systems, Inc. *	47,718	3,863,727
Concentrix Corp. *	83,311	14,445,294
Conduent, Inc. *	1,796,229	13,112,472
CSG Systems International, Inc.	70,147	3,381,787
Dolby Laboratories, Inc., Class A	55,313	5,482,071
Dropbox, Inc., Class A *	45,742	1,450,479
Ebix, Inc.	69,441	1,998,512
Envestnet, Inc. *	11,552	922,658
EPAM Systems, Inc. *	13,961	8,834,660
Euronet Worldwide, Inc. *	49,432	6,585,825
EVERTEC, Inc.	59,569	2,755,066
ExlService Holdings, Inc. *	34,116	4,201,044
Fair Isaac Corp. *	11,571	5,319,652
Fortinet, Inc. *	27,159	8,558,887
Gartner, Inc. *	49,304	15,222,117
Globant S.A. *	3,857	1,243,034
GoDaddy, Inc., Class A *	38,844	2,847,654
Guidewire Software, Inc. *	7,590	899,111
InterDigital, Inc.	73,956	5,332,967
j2 Global, Inc. *	60,801	8,372,298
LiveRamp Holdings, Inc. *	98,492	4,826,108
Manhattan Associates, Inc. *	41,774	6,808,744
MicroStrategy, Inc., Class A *(a)	6,488	4,504,618
Nuance Communications, Inc. *	91,496	5,036,855
Pagseguro Digital Ltd., Class A *	19,914	1,184,286
Palo Alto Networks, Inc. *	9,321	4,297,354
Paycom Software, Inc. *	5,586	2,730,995
Pegasystems, Inc.	12,458	1,714,595
Perficient, Inc. *	35,945	4,285,363
Progress Software Corp.	66,517	3,097,032
PTC, Inc. *	33,056	4,352,153
ServiceNow, Inc. *	2,320	1,493,245
Splunk, Inc. *	11,046	1,688,602
Square, Inc., Class A *	10,963	2,938,851
StoneCo Ltd., Class A *	9,049	421,140
Tyler Technologies, Inc. *	8,942	4,343,129
Unisys Corp. *	119,469	2,892,345
Verint Systems, Inc. *	55,577	2,480,957
VMware, Inc., Class A *(a)	54,039	8,044,786

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Vonage Holdings Corp. *	201,837	2,845,902
WEX, Inc. *	26,382	4,842,944
Workday, Inc., Class A *	4,163	1,137,165
Xperi Holding Corp.	249,501	5,331,836
		220,410,160

Technology Hardware & Equipment 4.2%
3D Systems Corp. *	144,351	4,394,044
ADTRAN, Inc.	183,965	3,800,717
Advanced Energy Industries, Inc.	34,238	3,087,583
Arista Networks, Inc. *	18,286	6,757,226
Badger Meter, Inc.	23,091	2,472,815
Belden, Inc.	138,017	7,901,473
Benchmark Electronics, Inc.	300,888	8,133,003
Ciena Corp. *	154,639	8,834,526
Cognex Corp.	66,664	5,907,764
Coherent, Inc. *	33,906	8,567,029
CommScope Holding Co., Inc. *	755,983	11,944,531
Comtech Telecommunications Corp.	84,699	2,161,518
CTS Corp.	59,058	2,071,755
EchoStar Corp., Class A *	163,453	4,413,231
ePlus, Inc. *	42,396	4,588,095
Fabrinet *	46,938	4,835,553
II-VI, Inc. *	56,568	3,562,653
IPG Photonics Corp. *	28,507	4,865,575
Itron, Inc. *	41,381	3,476,418
Knowles Corp. *	173,198	3,463,960
Littelfuse, Inc.	21,846	6,234,848
Lumentum Holdings, Inc. *	34,705	3,006,841
Methode Electronics, Inc.	90,613	4,219,847
National Instruments Corp.	181,277	7,581,004
NETGEAR, Inc. *	75,299	2,690,433
NetScout Systems, Inc. *	251,596	6,898,762
Novanta, Inc. *	5,749	880,862
OSI Systems, Inc. *	34,035	3,367,423
PC Connection, Inc.	63,443	3,071,276
Plantronics, Inc. *	142,953	4,257,140
Plexus Corp. *	79,786	7,326,748
Rogers Corp. *	19,897	4,226,322
ScanSource, Inc. *	251,106	8,934,352
Stratasys Ltd. *	98,856	2,081,907
Super Micro Computer, Inc. *	138,805	5,071,935
TTM Technologies, Inc. *	408,560	5,719,840
ViaSat, Inc. *	107,497	5,551,145
Viavi Solutions, Inc. *	142,862	2,327,222
Vishay Intertechnology, Inc.	389,713	8,561,995
		197,249,371

Telecommunication Services 0.6%
ATN International, Inc.	34,068	1,553,160
Cincinnati Bell, Inc. *	181,057	2,804,573
Cogent Communications Holdings, Inc.	41,232	2,992,618
Consolidated Communications Holdings, Inc. *	687,726	6,375,220
Iridium Communications, Inc. *	61,095	2,719,338
Liberty Latin America Ltd., Class A *	167,645	2,390,618
Liberty Latin America Ltd., Class C *	487,979	7,022,018
Shenandoah Telecommunications Co.	51,382	1,532,725
United States Cellular Corp. *	70,006	2,236,692
		29,626,962

Transportation 2.2%
Air Transport Services Group, Inc. *	111,645	3,057,957
Alaska Air Group, Inc. *	122,574	7,028,393
Allegiant Travel Co. *	9,911	1,907,273
Security	Number of Shares	Value ($)
AMERCO	15,596	10,311,295
ArcBest Corp.	136,932	9,137,472
Atlas Air Worldwide Holdings, Inc. *	52,418	3,835,425
Atlas Corp.	259,548	3,895,815
Copa Holdings S.A., Class A *	27,719	2,085,855
Costamare, Inc.	205,355	2,953,005
Echo Global Logistics, Inc. *	112,248	3,690,714
Forward Air Corp.	61,525	5,424,659
Hawaiian Holdings, Inc. *	104,670	2,116,427
Heartland Express, Inc.	121,061	2,031,404
Hub Group, Inc., Class A *	128,094	8,992,199
JetBlue Airways Corp. *	421,897	6,383,302
Marten Transport Ltd.	140,630	2,192,422
Mesa Air Group, Inc. *	67,637	539,743
Saia, Inc. *	25,932	6,227,051
Schneider National, Inc., Class B	191,888	4,325,156
SkyWest, Inc. *	51,731	2,413,251
Spirit Airlines, Inc. *	83,670	2,052,425
Uber Technologies, Inc. *	107,057	4,190,211
Werner Enterprises, Inc.	156,437	7,377,569
Yellow Corp. *	327,145	1,992,313
		104,161,336

Utilities 3.0%
ALLETE, Inc.	119,103	8,029,924
American States Water Co.	36,510	3,366,587
Atlantica Sustainable Infrastructure plc	109,991	4,136,762
Avangrid, Inc.	111,645	6,101,399
Avista Corp.	175,667	7,351,664
Black Hills Corp.	122,077	8,585,675
California Water Service Group	54,489	3,462,776
Chesapeake Utilities Corp.	20,280	2,650,596
Clearway Energy, Inc., Class A	31,405	933,985
Clearway Energy, Inc., Class C	69,612	2,185,121
Essential Utilities, Inc.	155,660	7,725,406
Hawaiian Electric Industries, Inc.	233,741	10,191,108
IDACORP, Inc.	81,670	8,603,934
MGE Energy, Inc.	44,464	3,581,131
National Fuel Gas Co.	158,400	8,206,704
New Jersey Resources Corp.	178,481	6,664,481
Northwest Natural Holding Co.	61,141	3,145,704
NorthWestern Corp.	116,337	7,399,033
ONE Gas, Inc.	95,353	6,848,252
Ormat Technologies, Inc.	41,048	2,919,744
Otter Tail Corp.	82,811	4,543,840
PNM Resources, Inc.	135,920	6,728,040
SJW Group	28,515	1,976,945
South Jersey Industries, Inc.	185,023	4,590,421
Spire, Inc.	109,500	7,303,650
Unitil Corp.	39,722	1,970,211
		139,203,093
Total Common Stock
(Cost $3,652,824,229)		4,692,962,777

Short-Term Investments 1.5% of net assets

Money Market Funds 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	11,945,014	11,945,014
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	59,147,165	59,147,165
Total Short-Term Investments
(Cost $71,092,179)		71,092,179

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 09/17/21	67	7,608,520	7,811
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $57,858,093.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,592,833,606	$—	$—	$4,592,833,606
Pharmaceuticals, Biotechnology & Life Sciences	98,095,563	—	2,033,608	100,129,171
Short-Term Investments[1]	71,092,179	—	—	71,092,179
Futures Contracts[2]	7,811	—	—	7,811
Total	$4,762,029,159	$—	$2,033,608	$4,764,062,767
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2021; unaudited
Assets
Investments in securities, at value — unaffiliated (cost $3,664,769,243) including securities on loan of $57,858,093		$4,704,907,791
Collateral invested for securities on loan, at value (cost $59,147,165)		59,147,165
Deposit with broker for futures contracts		864,500
Receivables:
Dividends		3,803,400
Fund shares sold		2,702,823
Income from securities on loan		43,935
Variation margin on futures contracts	+	28,734
Total assets		4,771,498,348
Liabilities
Collateral held for securities on loan		59,147,165
Payables:
Investments bought		13,904,548
Management fees	+	939,959
Total liabilities		73,991,672
Net Assets
Total assets		4,771,498,348
Total liabilities	–	73,991,672
Net assets		$4,697,506,676
Net Assets by Source
Capital received from investors		3,853,734,733
Total distributable earnings		843,771,943

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,697,506,676		86,900,000		$54.06

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Statement of Operations

For the period March 1, 2021 through August 31, 2021; unaudited
Investment Income
Dividends received from securities — unaffiliated (net of foreign withholding tax of $16,765)		$32,077,564
Securities on loan, net	+	332,784
Total investment income		32,410,348
Expenses
Management fees		5,624,233
Total expenses	–	5,624,233
Net investment income		26,786,115
Realized and Unrealized Gains (Losses)
Net realized gains on sales of securities — unaffiliated		8,135,418
Net realized gains on in-kind redemptions — unaffiliated		271,434,431
Net realized losses on futures contracts	+	(28,245)
Net realized gains		279,541,604
Net change in unrealized appreciation (depreciation) on securities — unaffiliated		144,813,702
Net change in unrealized appreciation (depreciation) on futures contracts	+	82,491
Net change in unrealized appreciation (depreciation)	+	144,896,193
Net realized and unrealized gains		424,437,797
Increase in net assets resulting from operations		$451,223,912

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental U.S. Small Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/21-8/31/21		3/1/20-2/28/21
Net investment income		$26,786,115	$45,715,884
Net realized gains		279,541,604	74,363,692
Net change in unrealized appreciation (depreciation)	+	144,896,193	1,138,500,407
Increase in net assets resulting from operations		451,223,912	1,258,579,983
Distributions to Shareholders
Total distributions		($12,845,105)	($51,561,985)

Transactions in Fund Shares
		3/1/21-8/31/21		3/1/20-2/28/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,450,000	$661,983,144	30,900,000	$953,673,482
Shares redeemed	+	(9,350,000)	(488,473,686)	(45,700,000)	(1,499,782,894)
Net transactions in fund shares		3,100,000	$173,509,458	(14,800,000)	($546,109,412)
Shares Outstanding and Net Assets
		3/1/21-8/31/21		3/1/20-2/28/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		83,800,000	$4,085,618,411	98,600,000	$3,424,709,825
Total increase (decrease)	+	3,100,000	611,888,265	(14,800,000)	660,908,586
End of period		86,900,000	$4,697,506,676	83,800,000	$4,085,618,411

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/21– 8/31/21*	3/1/20– 2/28/21	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17
Per-Share Data
Net asset value at beginning of period	$30.94	$25.24	$27.54	$30.28	$26.00	$22.08
Income (loss) from investment operations:
Net investment income (loss)[1]	0.58	0.70	0.91	0.94	0.80	0.74
Net realized and unrealized gains (losses)	1.94	5.64	(2.29)	(2.81)	4.19	3.79
Total from investment operations	2.52	6.34	(1.38)	(1.87)	4.99	4.53
Less distributions:
Distributions from net investment income	(0.27)	(0.64)	(0.92)	(0.87)	(0.71)	(0.61)
Net asset value at end of period	$33.19	$30.94	$25.24	$27.54	$30.28	$26.00
Total return	8.13% [2]	25.47%	(5.32%)	(6.00%)	19.19%	20.62%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25% [3]	0.25%	0.25%	0.25%	0.25%	0.32%
Net investment income (loss)	3.49% [3]	2.74%	3.27%	3.29%	2.76%	2.98%
Portfolio turnover rate[4]	7% [2]	15%	20%	14%	10%	11%
Net assets, end of period (x 1,000)	$6,820,461	$5,721,053	$4,416,696	$4,083,580	$3,630,569	$1,928,861

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 98.5% of net assets

Australia 5.3%
AGL Energy Ltd.	624,184	2,942,392
Amcor plc	321,764	4,112,969
AMP Ltd.	3,823,469	3,073,820
Ampol Ltd.	249,312	5,021,698
APA Group	279,143	1,872,827
Aristocrat Leisure Ltd.	62,639	2,090,759
Aurizon Holdings Ltd.	976,907	2,698,816
Australia & New Zealand Banking Group Ltd.	1,279,460	26,042,346
Bendigo & Adelaide Bank Ltd.	232,803	1,708,246
BHP Group Ltd.	994,835	33,161,894
BlueScope Steel Ltd.	307,750	5,667,960
Boral Ltd. *(a)	213,289	950,882
Brambles Ltd.	476,800	4,219,962
Coles Group Ltd.	471,403	6,229,009
Commonwealth Bank of Australia	499,470	36,547,565
Computershare Ltd.	139,239	1,679,086
Crown Resorts Ltd. *	215,331	1,465,158
CSL Ltd.	31,411	7,161,121
Downer EDI Ltd.	546,642	2,600,831
Endeavour Group Ltd. *	550,069	2,934,730
Fortescue Metals Group Ltd.	303,055	4,651,242
Goodman Group	124,451	2,103,789
Incitec Pivot Ltd.	1,040,502	2,053,217
Insurance Australia Group Ltd.	1,062,748	4,069,957
James Hardie Industries plc	43,410	1,682,757
JB Hi-Fi Ltd.	34,460	1,153,225
Lendlease Corp., Ltd.	420,005	3,665,110
Macquarie Group Ltd.	69,966	8,526,191
Medibank Pvt Ltd.	1,152,986	2,991,442
Metcash Ltd.	893,600	2,664,597
Mirvac Group	1,114,116	2,540,465
National Australia Bank Ltd.	1,266,629	25,670,096
Newcrest Mining Ltd.	131,219	2,372,600
Oil Search Ltd.	590,919	1,615,205
Orica Ltd.	149,645	1,440,377
Origin Energy Ltd.	1,109,569	3,608,631
Qantas Airways Ltd. *	438,474	1,631,135
QBE Insurance Group Ltd.	534,933	4,625,006
Ramsay Health Care Ltd.	37,661	1,896,441
Rio Tinto Ltd.	142,792	11,694,528
Santos Ltd.	286,617	1,267,318
Scentre Group	1,750,613	3,646,391
Sims Ltd.	196,476	2,176,892
Sonic Healthcare Ltd.	98,067	3,110,576
South32 Ltd.	2,101,523	4,822,719
Stockland	784,792	2,649,871
Suncorp Group Ltd.	832,620	7,594,333
Tabcorp Holdings Ltd.	496,468	1,738,021
Telstra Corp., Ltd.	3,144,956	8,826,205
Transurban Group	286,653	2,977,000
Treasury Wine Estates Ltd.	169,091	1,560,817
Viva Energy Group Ltd.	1,323,015	2,069,220
Wesfarmers Ltd.	417,236	18,280,967
Security	Number of Shares	Value ($)
Westpac Banking Corp.	1,689,956	31,890,390
Woodside Petroleum Ltd.	456,581	6,503,661
Woolworths Group Ltd.	554,415	16,916,856
		358,869,319

Austria 0.3%
Erste Group Bank AG	136,199	5,443,876
OMV AG	111,155	6,157,819
Raiffeisen Bank International AG	91,524	2,197,523
voestalpine AG	115,294	5,226,191
Wienerberger AG	45,844	1,798,833
		20,824,242

Belgium 0.7%
Ageas S.A. N.V.	78,917	3,945,221
Anheuser-Busch InBev S.A.	284,017	17,430,568
Etablissements Franz Colruyt N.V.	27,953	1,563,733
Groupe Bruxelles Lambert S.A.	46,700	5,352,831
KBC Group N.V.	96,679	8,141,654
Proximus SADP	108,025	2,117,437
Solvay S.A.	39,417	5,162,478
UCB S.A.	24,085	2,754,407
Umicore S.A.	65,387	4,302,350
		50,770,679

Canada 7.4%
Agnico Eagle Mines Ltd.	28,591	1,642,628
Air Canada *	107,913	2,093,101
Alimentation Couche-Tard, Inc., B Shares	298,291	12,034,088
AltaGas Ltd.	90,423	1,808,245
ARC Resources Ltd.	521,475	3,718,189
Atco Ltd., Class I	52,223	1,754,336
Bank of Montreal	186,697	18,550,766
Barrick Gold Corp.	260,550	5,228,938
Bausch Health Cos., Inc. *	162,601	4,730,117
BCE, Inc.	123,139	6,412,018
Brookfield Asset Management Reinsurance Partners Ltd. A *	2,032	123,980
Brookfield Asset Management, Inc., Class A	302,885	16,823,882
Canadian Imperial Bank of Commerce	129,685	14,895,328
Canadian National Railway Co.	139,509	16,383,600
Canadian Natural Resources Ltd.	516,997	17,081,173
Canadian Pacific Railway Ltd.	111,318	7,636,733
Canadian Tire Corp., Ltd., Class A	31,145	4,732,196
CCL Industries, Inc., Class B	28,309	1,613,433
Cenovus Energy, Inc.	1,024,215	8,486,156
CGI, Inc. *	65,722	5,864,609
CI Financial Corp.	147,415	2,856,957
Crescent Point Energy Corp.	1,217,100	4,363,125
Dollarama, Inc.	50,333	2,291,503
Emera, Inc.	68,136	3,211,475
Empire Co., Ltd., A Shares	97,300	3,141,566
Enbridge, Inc.	514,752	20,225,091
Fairfax Financial Holdings Ltd.	10,380	4,587,440

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Finning International, Inc.	85,554	2,223,395
First Quantum Minerals Ltd.	138,553	2,881,473
Fortis, Inc.	117,450	5,372,223
George Weston Ltd.	52,812	5,683,878
Gildan Activewear, Inc.	90,741	3,482,719
Great-West Lifeco, Inc.	92,861	2,868,171
H&R Real Estate Investment Trust	148,694	1,953,326
Hydro One Ltd.	96,278	2,392,379
IA Financial Corp., Inc.	30,224	1,673,304
Imperial Oil Ltd.	179,719	4,748,797
Intact Financial Corp.	22,646	3,079,383
Inter Pipeline Ltd.	204,005	3,228,821
Keyera Corp.	90,021	2,164,237
Kinross Gold Corp.	266,380	1,599,988
Linamar Corp.	34,172	1,932,983
Loblaw Cos. Ltd.	96,545	6,791,347
Magna International, Inc.	227,505	17,937,184
Manulife Financial Corp.	559,871	10,885,950
Methanex Corp.	59,024	2,159,830
Metro, Inc.	86,869	4,418,210
National Bank of Canada	76,629	6,072,590
Nutrien Ltd.	237,138	14,393,609
Onex Corp.	47,733	3,339,214
Open Text Corp.	38,876	2,129,235
Parkland Corp.	58,512	1,744,270
Pembina Pipeline Corp.	147,236	4,480,057
Power Corp. of Canada	281,139	9,686,853
Quebecor, Inc., Class B	44,454	1,107,436
Restaurant Brands International, Inc.	33,914	2,175,499
RioCan Real Estate Investment Trust	113,184	2,007,244
Rogers Communications, Inc., B Shares	135,968	6,916,490
Royal Bank of Canada	330,293	33,874,865
Saputo, Inc.	87,543	2,458,672
Shaw Communications, Inc., B Shares	177,830	5,225,203
SNC-Lavalin Group, Inc.	105,229	2,844,635
Sun Life Financial, Inc.	142,439	7,322,310
Suncor Energy, Inc.	1,163,380	21,690,526
TC Energy Corp.	218,741	10,368,841
Teck Resources Ltd., Class B	325,701	7,332,880
TELUS Corp.	157,771	3,629,488
TFI International, Inc.	24,229	2,733,228
The Bank of Nova Scotia	411,033	25,420,195
The Toronto-Dominion Bank	427,885	27,742,348
Thomson Reuters Corp.	49,741	5,802,887
Vermilion Energy, Inc. *	260,937	1,738,685
Waste Connections, Inc.	25,896	3,340,976
West Fraser Timber Co., Ltd.	40,567	3,127,478
WSP Global, Inc.	22,928	2,988,905
		501,462,890

Denmark 1.0%
AP Moller - Maersk A/S, A Shares	1,853	5,014,985
AP Moller - Maersk A/S, B Shares	2,774	7,868,660
Carlsberg A/S, B Shares	21,458	3,745,021
Coloplast A/S, B Shares	10,920	1,891,112
Danske Bank A/S	355,340	5,970,418
DSV PANALPINA A/S	16,811	4,282,904
ISS A/S *	165,134	3,788,998
Novo Nordisk A/S, B Shares	205,547	20,480,147
Novozymes A/S, B Shares	32,812	2,650,023
Orsted A/S	19,249	3,058,525
Pandora A/S	27,828	3,330,605
Vestas Wind Systems A/S	139,930	5,648,420
		67,729,818

Security	Number of Shares	Value ($)
Finland 1.1%
Elisa Oyj	30,955	1,981,974
Fortum Oyj	125,769	3,818,492
Kesko Oyj, B Shares	88,108	3,636,086
Kone Oyj, B Shares	55,721	4,620,094
Neste Oyj	69,453	4,225,546
Nokia Oyj *	2,091,077	12,539,526
Nokian Renkaat Oyj	54,389	2,067,993
Nordea Bank Abp	1,363,056	15,988,818
Outokumpu Oyj *	500,727	3,469,656
Sampo Oyj, A Shares	137,144	7,081,136
Stora Enso Oyj, R Shares	257,394	5,036,158
UPM-Kymmene Oyj	248,607	10,104,103
Wartsila Oyj Abp	230,839	3,271,288
		77,840,870

France 8.6%
Accor S.A. *	46,061	1,585,507
Air France-KLM *(a)	508,205	2,366,646
Air Liquide S.A.	88,707	15,897,698
Airbus SE *	94,740	12,939,399
Alstom S.A.	75,623	3,249,396
Arkema S.A.	33,340	4,423,635
Atos SE	30,197	1,567,000
AXA S.A.	837,782	23,517,451
BNP Paribas S.A.	586,642	37,208,089
Bollore S.A.	352,257	2,083,266
Bouygues S.A.	158,375	6,623,769
Bureau Veritas S.A.	60,629	2,011,818
Capgemini SE	37,849	8,495,679
Carrefour S.A.	627,697	12,485,253
Casino Guichard Perrachon S.A. *(a)	109,194	3,167,024
Cie de Saint-Gobain	309,375	22,419,722
Cie Generale des Etablissements Michelin S.C.A.	98,762	15,977,775
CNP Assurances	90,822	1,554,020
Credit Agricole S.A.	510,833	7,362,783
Danone S.A.	185,776	13,568,039
Dassault Systemes SE	34,551	1,970,154
Eiffage S.A.	41,900	4,353,542
Electricite de France S.A.	493,363	6,682,926
Elis S.A. *	94,618	1,673,143
Engie S.A.	1,141,746	16,351,187
EssilorLuxottica S.A.	35,617	6,990,246
Eurazeo SE	20,998	2,158,954
Eutelsat Communications S.A.	148,583	1,715,711
Faurecia SE	93,206	4,493,420
Hermes International	1,978	2,905,819
Kering S.A.	8,134	6,471,597
Klepierre S.A. *	75,037	1,833,552
L'Oreal S.A.	28,035	13,115,112
Lagardere S.C.A. *	89,092	2,460,945
Legrand S.A.	45,797	5,239,596
LVMH Moet Hennessy Louis Vuitton SE	26,759	19,799,136
Orange S.A.	1,707,188	19,386,696
Pernod-Ricard S.A.	33,139	6,961,210
Publicis Groupe S.A.	97,103	6,363,990
Renault S.A. *	356,735	13,243,835
Rexel S.A. *	286,795	5,997,360
Rubis S.C.A.	38,240	1,481,056
Safran S.A.	56,702	7,112,390
Sanofi	307,869	31,843,191
Schneider Electric SE	116,217	20,756,588
SCOR SE	87,273	2,677,525
SES S.A.	323,888	2,702,332
Societe Generale S.A.	1,036,124	32,595,400

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sodexo S.A. *	42,380	3,502,922
STMicroelectronics N.V.	95,640	4,257,955
Suez S.A.	180,740	4,192,414
Technip Energies N.V. *	82,498	1,077,562
TechnipFMC plc *	390,620	2,596,033
Teleperformance	6,049	2,673,418
Thales S.A.	27,249	2,764,352
Total SE	1,730,752	76,298,268
Valeo S.A.	196,070	5,573,333
Veolia Environnement S.A.	278,073	9,535,695
Vinci S.A.	152,328	16,343,430
Vivendi SE	193,794	7,393,653
Wendel SE	15,459	2,242,749
		586,292,366

Germany 7.5%
adidas AG	30,755	10,907,754
Allianz SE	143,748	33,764,367
Aurubis AG	42,490	3,605,306
BASF SE	546,965	42,303,938
Bayer AG	450,584	25,076,030
Bayerische Motoren Werke AG	285,617	27,097,261
Beiersdorf AG	17,169	2,082,448
Brenntag SE	59,816	6,032,898
Commerzbank AG *	813,386	5,098,455
Continental AG *	90,030	12,096,318
Covestro AG	124,746	8,084,373
Daimler AG	618,012	52,103,168
Deutsche Bank AG *	730,096	9,073,466
Deutsche Boerse AG	19,011	3,278,707
Deutsche Lufthansa AG *(a)	512,893	5,137,194
Deutsche Post AG	346,491	24,369,119
Deutsche Telekom AG	1,853,435	39,399,455
Deutsche Wohnen SE	34,139	2,118,135
E.ON SE	895,555	11,816,905
Evonik Industries AG	106,644	3,600,392
Freenet AG	72,353	1,785,049
Fresenius Medical Care AG & Co. KGaA	82,293	6,318,163
Fresenius SE & Co. KGaA	225,694	11,735,816
GEA Group AG	63,189	2,917,270
Hannover Rueck SE	16,643	3,063,828
HeidelbergCement AG	91,344	7,936,065
Henkel AG & Co. KGaA	32,967	2,965,390
HUGO BOSS AG	54,801	3,057,240
Infineon Technologies AG	165,498	7,045,731
K+S AG *	251,442	3,582,552
KION Group AG	20,951	2,241,177
Knorr-Bremse AG	11,795	1,415,314
LANXESS AG	38,850	2,831,425
Merck KGaA	20,645	4,903,320
METRO AG	226,081	3,010,375
MTU Aero Engines AG	8,845	2,029,223
Muenchener Rueckversicherungs-Gesellschaft AG	43,791	12,791,448
ProSiebenSat.1 Media SE	131,121	2,502,046
Rheinmetall AG	21,608	2,113,012
RWE AG	208,813	8,156,459
Salzgitter AG *	79,036	2,970,608
SAP SE	139,011	20,915,606
Siemens AG	217,378	36,140,069
Siemens Energy AG *	113,169	3,283,649
Siemens Healthineers AG	30,234	2,102,124
Symrise AG	13,790	1,963,175
Telefonica Deutschland Holding AG	556,587	1,561,743
ThyssenKrupp AG *	431,778	4,808,435
Uniper SE	153,362	6,088,243
United Internet AG	45,500	1,966,340
Security	Number of Shares	Value ($)
Volkswagen AG	23,886	7,985,168
Vonovia SE	63,645	4,294,414
		513,526,166

Hong Kong 1.7%
AAC Technologies Holdings, Inc.	224,084	1,249,017
AIA Group Ltd.	1,234,492	14,753,873
BOC Hong Kong Holdings Ltd.	1,230,828	3,734,889
CK Asset Holdings Ltd.	1,022,417	6,665,065
CK Hutchison Holdings Ltd.	1,801,956	13,148,566
CLP Holdings Ltd.	620,617	6,204,295
Galaxy Entertainment Group Ltd. *	332,627	2,132,019
Hang Seng Bank Ltd.	189,408	3,390,048
Henderson Land Development Co., Ltd.	323,822	1,465,606
Hong Kong & China Gas Co., Ltd.	1,669,431	2,687,455
Hong Kong Exchanges & Clearing Ltd.	41,304	2,606,544
Hongkong Land Holdings Ltd.	418,389	1,757,234
Jardine Matheson Holdings Ltd.	91,464	4,968,324
Lenovo Group Ltd.	4,062,863	4,503,061
Link REIT	253,195	2,329,341
MTR Corp., Ltd.	409,921	2,308,568
New World Development Co., Ltd.	787,396	3,705,464
Noble Group Ltd. *(a)(b)	54,070,092	602,967
PCCW Ltd.	2,695,101	1,406,920
Samsonite International S.A. *	886,011	1,854,650
Sands China Ltd. *	645,131	2,069,602
Sino Land Co., Ltd.	1,040,660	1,533,423
Sun Hung Kai Properties Ltd.	498,397	7,023,512
Swire Pacific Ltd., A Shares	585,164	3,965,122
Techtronic Industries Co., Ltd.	126,683	2,809,803
The Wharf Holdings Ltd.	1,136,477	3,843,127
WH Group Ltd.	5,733,139	4,975,819
Wharf Real Estate Investment Co., Ltd.	556,851	2,760,144
Yue Yuen Industrial Holdings Ltd. *	951,723	1,931,016
		112,385,474

Ireland 0.1%
Bank of Ireland Group plc *	538,766	3,387,261
Kerry Group plc, A Shares	22,119	3,242,907
Kingspan Group plc	16,444	1,878,627
		8,508,795

Israel 0.2%
Bank Hapoalim B.M.	301,267	2,594,446
Bank Leumi Le-Israel	441,134	3,648,865
ICL Group Ltd.	356,563	2,525,295
Teva Pharmaceutical Industries Ltd. *	441,782	4,236,143
		13,004,749

Italy 3.2%
A2A S.p.A.	832,575	1,828,031
Assicurazioni Generali S.p.A.	575,894	11,740,383
Atlantia S.p.A. *	234,352	4,391,671
Banco BPM S.p.A.	906,965	3,006,318
CNH Industrial N.V.	464,778	7,681,057
Enel S.p.A.	3,039,348	27,687,026
Eni S.p.A.	2,982,926	36,810,554
EXOR N.V.	170,551	14,213,674
Ferrari N.V.	7,892	1,711,369
Intesa Sanpaolo S.p.A.	8,056,033	22,799,600
Leonardo S.p.A. *	321,902	2,621,164
Mediobanca Banca di Credito Finanziario S.p.A. *	227,221	2,676,864
Pirelli & C S.p.A.	287,781	1,723,693

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Poste Italiane S.p.A.	146,107	1,980,840
Prysmian S.p.A.	66,013	2,483,470
Saras S.p.A. *	2,065,448	1,713,537
Snam S.p.A.	577,131	3,409,095
Stellantis N.V.	1,838,177	36,740,322
Telecom Italia S.p.A.	16,542,360	7,484,860
Tenaris S.A.	276,690	2,788,016
Terna S.p.A.	296,007	2,339,725
UniCredit S.p.A.	1,376,976	17,177,761
Unipol Gruppo S.p.A.	344,368	2,041,488
		217,050,518

Japan 24.1%
Advantest Corp.	16,251	1,408,243
Aeon Co., Ltd.	284,194	7,552,379
AGC, Inc.	156,154	7,561,799
Air Water, Inc.	102,213	1,650,518
Aisin Corp.	200,340	7,668,211
Ajinomoto Co., Inc.	168,890	4,987,067
Alfresa Holdings Corp.	192,865	3,056,417
Alps Alpine Co., Ltd.	223,297	2,345,574
Amada Co., Ltd.	179,515	1,823,582
ANA Holdings, Inc. *	104,810	2,485,731
Asahi Group Holdings Ltd.	140,820	6,555,193
Asahi Kasei Corp.	830,059	8,583,170
Astellas Pharma, Inc.	582,382	9,844,196
Bandai Namco Holdings, Inc.	43,855	3,050,210
Bic Camera, Inc.	128,305	1,250,816
Bridgestone Corp.	449,060	20,699,434
Brother Industries Ltd.	156,636	3,219,407
Canon, Inc.	774,691	18,415,306
Casio Computer Co., Ltd.	79,886	1,235,448
Central Japan Railway Co.	85,244	12,511,920
Chubu Electric Power Co., Inc.	714,590	8,644,549
Chugai Pharmaceutical Co., Ltd.	38,716	1,518,192
Coca-Cola Bottlers Japan Holdings, Inc.	121,512	1,696,700
COMSYS Holdings Corp.	48,315	1,300,890
Concordia Financial Group Ltd.	444,902	1,729,230
Cosmo Energy Holdings Co., Ltd.	125,168	2,492,878
Dai Nippon Printing Co., Ltd.	239,022	5,691,622
Dai-ichi Life Holdings, Inc.	468,192	9,245,791
Daicel Corp.	286,958	2,314,262
Daido Steel Co., Ltd.	34,107	1,558,503
Daiichi Sankyo Co., Ltd.	184,280	4,385,582
Daikin Industries Ltd.	45,996	11,473,879
Daito Trust Construction Co., Ltd.	43,398	4,771,963
Daiwa House Industry Co., Ltd.	404,875	12,368,109
Daiwa Securities Group, Inc.	599,815	3,398,733
Denka Co., Ltd.	50,101	1,760,330
Denso Corp.	252,045	17,688,576
Dentsu Group, Inc.	93,265	3,463,692
DIC Corp.	88,188	2,540,643
East Japan Railway Co.	228,515	15,456,899
Ebara Corp.	53,000	2,643,728
EDION Corp.	143,863	1,401,178
Eisai Co., Ltd.	47,412	3,921,222
Electric Power Development Co., Ltd.	203,992	3,052,638
ENEOS Holdings, Inc.	4,361,810	16,917,597
FANUC Corp.	32,908	7,186,082
Fast Retailing Co., Ltd.	4,920	3,247,755
Fuji Electric Co., Ltd.	60,724	2,633,805
FUJIFILM Holdings Corp.	152,460	12,584,264
Fujikura Ltd. *	447,992	2,585,353
Fujitsu Ltd.	77,710	14,359,303
Furukawa Electric Co., Ltd.	73,267	1,577,915
H2O Retailing Corp.	218,385	1,717,501
Hakuhodo DY Holdings, Inc.	129,910	2,046,916
Security	Number of Shares	Value ($)
Hankyu Hanshin Holdings, Inc.	95,675	2,869,553
Hanwa Co., Ltd.	77,165	2,317,900
Haseko Corp.	224,938	3,120,385
Hino Motors Ltd.	307,702	2,669,215
Hitachi Construction Machinery Co., Ltd.	48,758	1,400,250
Hitachi Ltd.	628,834	34,830,283
Hitachi Metals Ltd. *	110,053	2,128,733
Hokkaido Electric Power Co., Inc.	353,362	1,656,485
Honda Motor Co., Ltd.	1,729,816	52,621,929
Hoya Corp.	37,452	6,061,320
Idemitsu Kosan Co., Ltd.	265,740	6,381,050
IHI Corp. *	148,477	3,305,796
Iida Group Holdings Co., Ltd.	105,710	2,690,380
Inpex Corp.	925,150	6,383,249
Isetan Mitsukoshi Holdings Ltd.	504,196	3,387,008
Isuzu Motors Ltd.	458,021	5,803,434
ITOCHU Corp.	515,904	15,548,499
J Front Retailing Co., Ltd.	235,131	2,035,405
Japan Airlines Co., Ltd. *	127,807	2,723,432
Japan Exchange Group, Inc.	57,499	1,370,744
Japan Post Holdings Co., Ltd. *	870,107	7,478,992
Japan Post Insurance Co., Ltd.	86,253	1,566,309
Japan Tobacco, Inc.	581,441	11,286,391
JFE Holdings, Inc.	956,186	15,536,064
JGC Holdings Corp.	193,064	1,623,804
JSR Corp.	62,848	2,182,461
JTEKT Corp.	330,128	2,989,963
K's Holdings Corp.	139,434	1,529,383
Kajima Corp.	348,291	4,511,361
Kaneka Corp.	56,927	2,360,299
Kao Corp.	108,231	6,547,453
Kawasaki Heavy Industries Ltd. *	177,657	3,787,299
KDDI Corp.	806,863	24,750,849
Keio Corp.	23,854	1,285,415
Kewpie Corp.	70,288	1,733,847
Keyence Corp.	8,101	4,876,380
Kikkoman Corp.	32,728	2,460,707
Kinden Corp.	78,445	1,330,266
Kintetsu Group Holdings Co., Ltd. *	61,984	2,121,426
Kirin Holdings Co., Ltd.	335,378	6,087,236
Kobe Steel Ltd.	754,412	4,806,922
Koito Manufacturing Co., Ltd.	47,873	2,932,690
Komatsu Ltd.	414,776	10,052,258
Konica Minolta, Inc.	885,164	4,503,975
Kubota Corp.	326,210	6,753,729
Kuraray Co., Ltd.	291,896	2,749,976
Kyocera Corp.	117,572	7,326,579
Kyushu Electric Power Co., Inc.	544,827	4,165,799
Kyushu Railway Co.	88,752	2,012,391
Lixil Corp.	141,861	4,138,581
Makita Corp.	57,411	3,302,726
Marubeni Corp.	1,484,510	11,831,758
Matsumotokiyoshi Holdings Co., Ltd.	40,022	1,857,930
Mazda Motor Corp. *	1,261,292	10,964,262
Medipal Holdings Corp.	160,106	3,064,836
MEIJI Holdings Co., Ltd.	63,486	3,906,475
MINEBEA MITSUMI, Inc.	146,135	3,768,437
MISUMI Group, Inc.	52,324	2,078,957
Mitsubishi Chemical Holdings Corp.	1,352,590	11,890,874
Mitsubishi Corp.	787,631	23,737,905
Mitsubishi Electric Corp.	1,139,951	15,621,666
Mitsubishi Estate Co., Ltd.	308,537	4,833,353
Mitsubishi Gas Chemical Co., Inc.	107,399	2,028,517
Mitsubishi Heavy Industries Ltd.	321,568	8,514,849
Mitsubishi Materials Corp.	174,043	3,574,012
Mitsubishi Motors Corp. *	1,184,454	3,029,597
Mitsubishi UFJ Financial Group, Inc.	5,789,017	31,321,607
Mitsui & Co., Ltd.	809,856	17,905,882

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Mitsui Chemicals, Inc.	133,646	4,622,745
Mitsui Fudosan Co., Ltd.	333,025	7,651,148
Mitsui Mining & Smelting Co., Ltd.	45,826	1,393,217
Mitsui OSK Lines Ltd.	107,551	8,321,350
Mizuho Financial Group, Inc.	1,108,790	15,573,120
MS&AD Insurance Group Holdings, Inc.	247,287	8,002,051
Murata Manufacturing Co., Ltd.	111,701	9,271,813
Nagase & Co., Ltd.	144,261	2,383,340
Nagoya Railroad Co., Ltd.	85,130	1,499,422
NEC Corp.	113,782	5,986,346
NGK Insulators Ltd.	128,588	2,136,111
NGK Spark Plug Co., Ltd.	132,319	2,037,901
NH Foods Ltd.	89,388	3,470,233
NHK Spring Co., Ltd.	231,449	1,664,343
Nichirei Corp.	51,955	1,326,068
Nidec Corp.	44,863	5,153,569
Nikon Corp.	326,998	3,449,760
Nintendo Co., Ltd.	8,799	4,236,912
Nippon Electric Glass Co., Ltd.	69,643	1,489,724
Nippon Express Co., Ltd.	53,607	3,654,801
Nippon Light Metal Holdings Co., Ltd.	76,873	1,351,190
Nippon Paper Industries Co., Ltd.	161,029	1,794,097
Nippon Shokubai Co., Ltd.	25,827	1,370,575
Nippon Steel Corp.	1,153,577	23,604,962
Nippon Steel Trading Corp.	38,927	1,782,294
Nippon Telegraph & Telephone Corp.	820,401	21,925,153
Nippon Yusen K.K.	162,563	13,125,194
Nissan Motor Co., Ltd. *	3,443,860	18,134,653
Nisshin Seifun Group, Inc.	130,036	2,135,308
Nissin Foods Holdings Co., Ltd.	15,399	1,199,849
Nitori Holdings Co., Ltd.	11,424	2,140,050
Nitto Denko Corp.	65,292	4,968,516
NOK Corp.	157,768	1,935,839
Nomura Holdings, Inc.	956,028	4,643,515
Nomura Real Estate Holdings, Inc.	64,486	1,652,358
NSK Ltd.	383,136	2,692,345
NTN Corp. *	620,804	1,424,018
NTT Data Corp.	221,658	3,996,946
Obayashi Corp.	534,416	4,407,254
Odakyu Electric Railway Co., Ltd.	60,069	1,401,938
Oji Holdings Corp.	737,948	3,869,088
Olympus Corp.	132,856	2,795,345
Omron Corp.	48,088	4,543,541
Ono Pharmaceutical Co., Ltd.	62,624	1,507,171
Oriental Land Co., Ltd.	13,767	2,087,732
ORIX Corp.	524,719	9,798,480
Osaka Gas Co., Ltd.	272,903	5,124,694
Otsuka Corp.	28,368	1,471,851
Otsuka Holdings Co., Ltd.	138,561	5,903,914
PALTAC Corp.	22,911	998,941
Pan Pacific International Holdings Corp.	74,645	1,424,819
Panasonic Corp.	1,587,474	18,958,364
Persol Holdings Co., Ltd.	78,288	1,832,849
Rakuten Group, Inc.	133,899	1,404,075
Recruit Holdings Co., Ltd.	157,757	9,333,884
Renesas Electronics Corp. *	175,777	1,902,411
Resona Holdings, Inc.	963,537	3,733,640
Ricoh Co., Ltd.	629,448	6,417,092
Rohm Co., Ltd.	28,198	2,725,858
Ryohin Keikaku Co., Ltd.	81,567	1,750,728
Sankyu, Inc.	32,839	1,533,443
Santen Pharmaceutical Co., Ltd.	93,483	1,395,523
SBI Holdings, Inc.	55,784	1,355,755
Secom Co., Ltd.	50,398	3,828,248
Seibu Holdings, Inc. *	121,271	1,463,730
Seiko Epson Corp.	209,375	3,906,961
Seino Holdings Co., Ltd.	110,576	1,365,844
Sekisui Chemical Co., Ltd.	211,304	3,623,673
Security	Number of Shares	Value ($)
Sekisui House Ltd.	341,873	6,824,390
Seven & i Holdings Co., Ltd.	453,192	19,862,730
SG Holdings Co., Ltd.	93,426	2,544,426
Shikoku Electric Power Co., Inc.	188,937	1,325,964
Shimadzu Corp.	48,737	2,189,305
Shimamura Co., Ltd.	21,137	1,866,274
Shimano, Inc.	10,010	2,943,046
Shimizu Corp.	443,882	3,191,942
Shin-Etsu Chemical Co., Ltd.	73,494	12,178,757
Shionogi & Co., Ltd.	56,706	3,588,386
Shiseido Co., Ltd.	51,237	3,401,342
Showa Denko K.K.	136,775	3,046,499
SMC Corp.	6,943	4,456,134
Softbank Corp.	877,328	11,767,184
SoftBank Group Corp.	420,343	23,649,555
Sojitz Corp.	1,321,453	3,885,211
Sompo Holdings, Inc.	150,927	6,632,765
Sony Group Corp.	192,636	19,919,397
Stanley Electric Co., Ltd.	66,735	1,669,286
Subaru Corp.	636,632	11,801,393
SUMCO Corp.	69,401	1,467,491
Sumitomo Chemical Co., Ltd.	1,472,053	7,476,839
Sumitomo Corp.	797,425	11,283,426
Sumitomo Electric Industries Ltd.	829,223	11,099,330
Sumitomo Forestry Co., Ltd.	104,269	2,042,480
Sumitomo Heavy Industries Ltd.	103,308	2,708,238
Sumitomo Metal Mining Co., Ltd.	89,373	3,436,297
Sumitomo Mitsui Financial Group, Inc.	637,739	22,064,864
Sumitomo Mitsui Trust Holdings, Inc.	151,379	4,957,779
Sumitomo Realty & Development Co., Ltd.	106,715	3,450,316
Sumitomo Rubber Industries Ltd.	229,334	2,753,428
Suntory Beverage & Food Ltd.	59,240	2,375,316
Suzuken Co., Ltd.	83,194	2,476,282
Suzuki Motor Corp.	252,946	10,950,402
Sysmex Corp.	19,283	2,197,553
T&D Holdings, Inc.	222,642	2,705,508
Taiheiyo Cement Corp.	118,545	2,721,377
Taisei Corp.	133,944	4,200,228
Taiyo Yuden Co., Ltd.	32,695	1,857,062
Takashimaya Co., Ltd.	212,864	2,131,353
Takeda Pharmaceutical Co., Ltd.	335,268	11,227,480
TDK Corp.	39,539	4,164,084
Teijin Ltd.	171,570	2,472,195
Terumo Corp.	79,902	3,343,433
The Chugoku Electric Power Co., Inc.	215,262	2,010,366
The Kansai Electric Power Co., Inc.	803,406	8,080,863
The Yokohama Rubber Co., Ltd.	86,916	1,484,993
TIS, Inc.	78,492	2,222,011
Tobu Railway Co., Ltd.	77,184	2,017,070
Toho Gas Co., Ltd.	32,317	1,509,068
Toho Holdings Co., Ltd.	83,393	1,449,092
Tohoku Electric Power Co., Inc.	659,883	5,057,541
Tokio Marine Holdings, Inc.	234,854	11,494,720
Tokyo Electric Power Co. Holdings, Inc. *	4,592,004	12,079,821
Tokyo Electron Ltd.	19,877	8,547,146
Tokyo Gas Co., Ltd.	341,157	6,570,983
Tokyu Corp.	234,289	3,230,911
Tokyu Fudosan Holdings Corp.	380,348	2,205,368
Toppan Printing Co., Ltd.	269,379	4,634,319
Toray Industries, Inc.	1,279,035	8,636,339
Toshiba Corp.	213,661	9,286,649
Tosoh Corp.	216,240	3,932,710
TOTO Ltd.	40,931	2,231,719
Toyo Seikan Group Holdings Ltd.	205,253	2,862,257
Toyo Suisan Kaisha Ltd.	33,651	1,395,233
Toyoda Gosei Co., Ltd.	65,581	1,396,865
Toyota Industries Corp.	61,193	5,174,613
Toyota Motor Corp.	1,220,242	106,540,700

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Toyota Tsusho Corp.	206,589	9,148,512
TS Tech Co., Ltd.	110,544	1,500,283
Tsuruha Holdings, Inc.	13,131	1,655,419
Ube Industries Ltd.	118,937	2,402,341
Unicharm Corp.	48,573	2,168,232
West Japan Railway Co.	124,218	6,802,253
Yakult Honsha Co., Ltd.	28,180	1,626,263
Yamada Holdings Co., Ltd.	736,370	3,170,426
Yamaha Corp.	39,056	2,307,241
Yamaha Motor Co., Ltd.	230,996	5,887,391
Yamato Holdings Co., Ltd.	166,601	4,246,157
Yamazaki Baking Co., Ltd.	103,073	1,693,490
Yaskawa Electric Corp.	43,187	2,114,929
Yokogawa Electric Corp.	100,420	1,574,947
Z Holdings Corp.	488,345	3,187,178
		1,644,219,247

Netherlands 2.7%
Aalberts N.V.	30,925	1,931,136
ABN AMRO Bank N.V. *	381,034	5,317,433
Aegon N.V.	1,443,729	7,147,620
Akzo Nobel N.V.	72,607	8,948,008
APERAM S.A.	38,587	2,366,778
ArcelorMittal S.A.	795,126	26,651,718
ASML Holding N.V.	18,072	15,029,156
ASR Nederland N.V.	68,613	3,136,094
Heineken Holding N.V.	42,282	3,918,073
Heineken N.V.	55,187	6,038,984
ING Groep N.V.	1,969,059	27,195,182
Koninklijke Ahold Delhaize N.V.	751,512	25,345,072
Koninklijke DSM N.V.	33,564	7,141,614
Koninklijke KPN N.V.	1,439,042	4,610,316
Koninklijke Philips N.V.	200,657	9,247,227
NN Group N.V.	145,664	7,560,597
Randstad N.V.	77,372	5,690,091
Signify N.V.	83,544	4,676,535
Unibail-Rodamco-Westfield *	81,770	7,162,181
Wolters Kluwer N.V.	39,179	4,505,561
		183,619,376

New Zealand 0.1%
Contact Energy Ltd.	292,151	1,675,889
Fletcher Building Ltd.	719,365	3,792,376
Spark New Zealand Ltd.	665,244	2,282,631
		7,750,896

Norway 0.7%
DNB Bank A.S.A.	315,313	6,650,102
Equinor A.S.A.	774,426	16,434,429
Mowi A.S.A.	134,364	3,594,729
Norsk Hydro A.S.A.	1,002,438	6,911,420
Orkla A.S.A.	247,314	2,206,844
Subsea 7 S.A.	247,433	1,882,178
Telenor A.S.A.	340,570	5,960,224
Yara International A.S.A.	107,435	5,388,195
		49,028,121

Poland 0.4%
Bank Polska Kasa Opieki S.A. *	97,309	2,724,489
Grupa Lotos S.A.	136,405	2,074,861
KGHM Polska Miedz S.A.	44,286	2,062,316
PGE Polska Grupa Energetyczna S.A. *	887,389	2,338,528
Polski Koncern Naftowy Orlen S.A.	494,228	9,590,770
Security	Number of Shares	Value ($)
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,281,682	2,108,910
Powszechna Kasa Oszczednosci Bank Polski S.A. *	255,639	2,807,569
Powszechny Zaklad Ubezpieczen S.A. *	306,212	3,247,024
		26,954,467

Portugal 0.2%
EDP - Energias de Portugal S.A.	1,227,009	6,738,059
Galp Energia, SGPS, S.A.	381,237	3,903,569
Jeronimo Martins, SGPS, S.A.	98,255	2,081,932
		12,723,560

Republic of Korea 5.8%
Amorepacific Corp.	8,086	1,586,584
BNK Financial Group, Inc.	291,762	1,952,713
CJ CheilJedang Corp.	5,193	2,031,157
CJ Corp.	24,614	2,154,747
Coway Co., Ltd.	20,364	1,373,466
DB Insurance Co., Ltd.	51,741	2,619,515
E-MART, Inc.	27,432	4,235,049
GS Engineering & Construction Corp.	53,248	2,055,154
GS Holdings Corp.	83,674	3,067,097
Hana Financial Group, Inc.	170,176	6,612,125
Hankook Tire & Technology Co., Ltd.	65,924	2,649,583
Hanwha Corp.	91,430	2,744,201
Hanwha Solutions Corp. *	37,985	1,335,020
Hyundai Engineering & Construction Co., Ltd.	86,646	4,147,529
Hyundai Glovis Co., Ltd.	15,469	2,588,284
Hyundai Heavy Industries Holdings Co., Ltd.	84,644	4,767,134
Hyundai Marine & Fire Insurance Co., Ltd.	84,900	1,874,544
Hyundai Mobis Co., Ltd.	49,123	11,756,982
Hyundai Motor Co.	94,054	17,237,893
Hyundai Steel Co.	134,853	5,931,694
Industrial Bank of Korea	246,377	2,188,696
KB Financial Group, Inc.	178,759	8,155,894
Kia Corp.	210,673	15,462,739
Korea Electric Power Corp.	601,663	12,454,105
Korea Gas Corp. *	62,086	1,938,430
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	28,883	2,951,948
Korea Zinc Co., Ltd.	5,297	2,430,466
Korean Air Lines Co., Ltd. *	98,060	2,647,184
KT&G Corp.	47,987	3,377,239
LG Chem Ltd.	9,622	6,290,462
LG Corp.	26,467	2,175,432
LG Display Co., Ltd. *	408,352	7,219,989
LG Electronics, Inc.	87,017	10,657,134
LG Household & Health Care Ltd.	1,376	1,733,870
LG Uplus Corp.	228,788	2,772,411
Lotte Chemical Corp.	15,236	3,285,178
Lotte Shopping Co., Ltd.	26,975	2,501,024
LX Holdings Corp. *	13,752	117,066
NAVER Corp.	7,218	2,732,935
POSCO	87,613	25,465,161
Posco International Corp.	99,412	1,950,600
S-Oil Corp.	33,965	2,785,865
Samsung C&T Corp.	28,515	3,270,943
Samsung Electro-Mechanics Co., Ltd.	17,149	2,728,872
Samsung Electronics Co., Ltd.	1,781,825	117,871,385
Samsung Fire & Marine Insurance Co., Ltd.	24,059	4,689,580
Samsung Life Insurance Co., Ltd.	35,579	2,286,115

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Samsung SDI Co., Ltd.	4,708	3,220,013
Samsung SDS Co., Ltd.	12,614	1,876,679
Shinhan Financial Group Co., Ltd.	272,227	9,121,583
SK Holdings Co., Ltd.	31,554	7,171,054
SK Hynix, Inc.	205,974	18,919,514
SK Innovation Co., Ltd. *	57,736	12,424,108
SK Telecom Co., Ltd.	15,144	3,892,287
Woori Financial Group, Inc.	395,697	3,839,399
		395,325,831

Singapore 0.7%
CapitaLand Ltd.	786,354	2,338,425
ComfortDelGro Corp., Ltd.	1,528,942	1,841,414
DBS Group Holdings Ltd.	446,022	9,937,759
Jardine Cycle & Carriage Ltd.	98,761	1,426,605
Keppel Corp., Ltd.	738,314	2,854,236
Oversea-Chinese Banking Corp., Ltd.	941,593	8,001,195
Singapore Airlines Ltd. *	755,191	2,840,879
Singapore Telecommunications Ltd.	3,685,709	6,357,033
United Overseas Bank Ltd.	364,402	6,929,896
Venture Corp., Ltd.	94,598	1,347,482
Wilmar International Ltd.	1,096,890	3,376,050
		47,250,974

Spain 3.3%
Acciona S.A.	9,781	1,588,726
ACS, Actividades de Construccion y Servicios S.A.	171,010	4,614,717
Aena SME S.A. *	16,391	2,615,951
Amadeus IT Group S.A. *	67,103	4,096,829
Banco Bilbao Vizcaya Argentaria S.A. *	5,077,278	33,245,777
Banco de Sabadell S.A. *	9,947,887	7,116,244
Banco Santander S.A. *	16,856,989	62,233,567
Bankinter S.A.	245,717	1,439,550
CaixaBank S.A.	1,605,372	4,987,799
Enagas S.A.	82,937	1,886,100
Endesa S.A.	153,558	3,690,605
Ferrovial S.A.	92,385	2,674,049
Grifols S.A.	63,144	1,542,197
Iberdrola S.A.	1,748,659	21,663,815
Industria de Diseno Textil S.A.	236,083	8,056,756
Linea Directa Aseguradora S.A. Cia de Seguros y Reaseguros	290,022	613,160
Mapfre S.A.	873,243	1,882,276
Naturgy Energy Group S.A.	183,629	4,725,471
Red Electrica Corp. S.A.	129,699	2,585,912
Repsol S.A.	1,837,726	21,053,470
Telefonica S.A.	7,153,578	35,310,413
		227,623,384

Sweden 2.0%
Alfa Laval AB	65,617	2,658,511
Assa Abloy AB, B Shares	160,461	5,122,923
Atlas Copco AB, A Shares	86,337	5,920,605
Atlas Copco AB, B Shares	54,928	3,174,114
Boliden AB	111,217	3,873,892
Electrolux AB, Series B	94,777	2,398,321
Epiroc AB, A Shares	64,444	1,412,544
Epiroc AB, B Shares	43,448	824,585
Essity AB, B Shares	150,089	4,809,158
H & M Hennes & Mauritz AB, B Shares *	392,956	7,867,626
Hexagon AB, B Shares	191,892	3,320,872
Husqvarna AB, B Shares	123,467	1,654,345
ICA Gruppen AB	33,007	1,640,292
Industrivarden AB, A Shares	24,298	893,316
Security	Number of Shares	Value ($)
Industrivarden AB, C Shares	23,044	802,398
Investor AB, A Shares	103,581	2,482,016
Investor AB, B Shares	345,318	8,250,552
Lundin Energy AB	37,674	1,149,585
Sandvik AB	244,338	6,222,542
Securitas AB, B Shares	165,694	2,747,613
Skandinaviska Enskilda Banken AB, A Shares	429,289	5,759,534
Skanska AB, B Shares	153,666	4,420,367
SKF AB, B Shares	151,896	3,868,327
SSAB AB, A Shares *	255,397	1,388,938
SSAB AB, B Shares *	527,597	2,505,867
Svenska Cellulosa AB SCA, B Shares	92,800	1,635,533
Svenska Handelsbanken AB, A Shares	497,606	5,590,878
Swedbank AB, A Shares	405,214	7,815,661
Swedish Match AB	247,024	2,278,466
Tele2 AB, B Shares	156,753	2,347,126
Telefonaktiebolaget LM Ericsson, B Shares	596,966	7,069,348
Telia Co. AB	1,462,312	6,269,965
Trelleborg AB, B Shares	83,674	2,031,155
Volvo AB, A Shares	74,790	1,730,655
Volvo AB, B Shares	476,014	10,752,765
		132,690,395

Switzerland 4.8%
ABB Ltd.	422,019	15,626,750
Adecco Group AG	115,822	6,445,724
Alcon, Inc.	67,618	5,568,585
Baloise Holding AG	12,262	1,955,655
Barry Callebaut AG	652	1,661,228
Chocoladefabriken Lindt & Sprungli AG	14	1,710,169
Chocoladefabriken Lindt & Sprungli AG, Participation Certificate	129	1,516,653
Cie Financiere Richemont S.A.	110,861	12,223,089
Clariant AG *	70,249	1,478,523
Credit Suisse Group AG	515,747	5,469,097
DKSH Holding AG	19,922	1,551,700
Dufry AG *	31,218	1,688,270
Geberit AG	4,496	3,755,624
Georg Fischer AG	1,353	2,219,921
Givaudan S.A.	966	4,845,554
Holcim Ltd. *	224,169	12,773,999
Julius Baer Group Ltd.	35,359	2,416,324
Kuehne & Nagel International AG	10,868	3,975,620
Lonza Group AG	4,591	3,884,095
Nestle S.A.	544,380	68,780,679
Novartis AG	381,676	35,328,102
Partners Group Holding AG	1,288	2,283,404
Roche Holding AG	128,167	51,452,884
Roche Holding AG, Bearer Shares	5,295	2,369,903
Schindler Holding AG	3,409	1,062,835
Schindler Holding AG, Participation Certificate	6,554	2,116,340
SGS S.A.	990	3,110,332
Sika AG	11,565	4,167,465
Sonova Holding AG	5,863	2,259,308
Swiss Life Holding AG	9,575	4,992,107
Swiss Prime Site AG	17,578	1,879,554
Swiss Re AG	119,107	10,955,686
Swisscom AG	9,853	5,780,255
The Swatch Group AG	22,456	1,234,277
The Swatch Group AG, Bearer Shares	14,240	4,013,720
UBS Group AG	1,010,149	16,849,601
Zurich Insurance Group AG	43,603	19,134,770
		328,537,802

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
United Kingdom 16.6%
3i Group plc	193,776	3,566,902
Admiral Group plc	34,374	1,708,264
Anglo American plc	381,249	16,102,861
Antofagasta plc	80,735	1,617,784
Ashtead Group plc	90,333	7,073,855
Associated British Foods plc	163,716	4,461,221
AstraZeneca plc	212,275	24,873,101
Aviva plc	1,872,738	10,415,097
BAE Systems plc	1,234,927	9,660,348
Balfour Beatty plc	402,989	1,586,195
Barclays plc	8,343,124	21,230,638
Barratt Developments plc	518,925	5,277,722
Bellway plc	65,458	3,170,147
Berkeley Group Holdings plc	46,978	3,120,824
BHP Group plc	668,312	20,763,686
BP plc	22,929,479	93,707,629
British American Tobacco plc	857,627	32,210,645
BT Group plc *	10,132,921	23,679,350
Bunzl plc	97,093	3,522,336
Burberry Group plc	130,182	3,331,536
Carnival plc *	143,716	3,105,686
Centrica plc *	12,567,597	8,987,084
Coca-Cola HBC AG *	59,242	2,143,472
Compass Group plc *	528,325	10,910,247
CRH plc	286,636	15,254,653
Croda International plc	18,177	2,288,473
DCC plc	47,568	4,045,766
Diageo plc	367,600	17,676,482
Direct Line Insurance Group plc	858,280	3,649,933
Dixons Carphone plc	2,192,551	4,209,411
Drax Group plc	336,686	1,922,035
DS Smith plc	574,425	3,497,405
easyJet plc *	176,887	1,937,789
Evraz plc	300,150	2,438,833
Experian plc	106,054	4,676,458
Ferguson plc	71,634	10,356,492
Firstgroup plc *	2,479,719	3,079,974
GlaxoSmithKline plc	1,570,657	31,602,844
Glencore plc *	13,718,857	61,815,023
Hays plc *	1,006,295	2,204,783
HSBC Holdings plc	9,803,779	52,107,857
Imperial Brands plc	709,824	15,058,844
Inchcape plc	324,010	4,100,224
Informa plc *	289,823	2,117,994
InterContinental Hotels Group plc *	35,163	2,242,052
International Consolidated Airlines Group S.A. *	1,197,949	2,627,333
Intertek Group plc	20,882	1,514,538
ITV plc *	2,575,532	4,104,620
J Sainsbury plc	2,081,181	8,707,247
John Wood Group plc *	577,459	1,985,231
Johnson Matthey plc	145,005	5,865,162
Kingfisher plc	1,793,880	8,648,304
Land Securities Group plc	208,890	2,038,268
Legal & General Group plc	1,982,528	7,372,285
Lloyds Banking Group plc	41,373,000	24,925,312
London Stock Exchange Group plc	13,954	1,527,886
M&G plc	2,248,894	6,375,785
Marks & Spencer Group plc *	3,032,500	7,491,395
Meggitt plc *	393,369	4,489,075
Melrose Industries plc	671,769	1,550,794
Micro Focus International plc	338,285	2,073,626
Mondi plc	233,275	6,436,948
National Grid plc	1,613,089	20,896,994
Natwest Group plc	818,950	2,401,808
Next plc	33,294	3,624,432
Security	Number of Shares	Value ($)
Pearson plc	355,325	3,753,688
Pennon Group plc	77,649	1,333,669
Persimmon plc	124,931	5,054,928
Polymetal International plc	57,744	1,150,729
Prudential plc	508,410	10,600,446
Reckitt Benckiser Group plc	116,684	8,894,880
RELX plc	297,392	8,930,617
Rentokil Initial plc	224,456	1,792,900
Rio Tinto plc	412,755	30,572,677
Rolls-Royce Holdings plc *	2,378,421	3,759,715
Royal Dutch Shell plc, A Shares	4,897,070	96,484,030
Royal Dutch Shell plc, B Shares	4,482,184	88,272,769
Royal Mail plc	1,289,838	8,794,043
Severn Trent plc	76,975	2,925,976
Smith & Nephew plc	189,941	3,646,619
Smiths Group plc	125,194	2,485,403
Smurfit Kappa Group plc	88,903	5,099,664
SSE plc	539,350	12,117,731
Standard Chartered plc	1,158,238	7,249,628
Standard Life Aberdeen plc	1,122,897	4,103,003
Tate & Lyle plc	215,878	2,096,353
Taylor Wimpey plc	1,966,005	4,948,753
Tesco plc	4,554,389	15,992,749
The Sage Group plc	210,968	2,154,939
Travis Perkins plc *	151,618	3,759,088
TUI AG *(a)	960,590	4,180,203
Unilever plc	576,915	32,124,409
United Utilities Group plc	223,714	3,255,899
Vodafone Group plc	25,163,141	42,235,700
Whitbread plc *	75,045	3,313,245
Wickes Group plc *	153,693	511,879
Wm Morrison Supermarkets plc	2,707,045	10,804,158
WPP plc	866,956	11,735,808
		1,131,303,296
Total Common Stock
(Cost $5,671,686,583)		6,715,293,235

Preferred Stock 1.1% of net assets

Germany 0.7%
Bayerische Motoren Werke AG	48,737	4,078,988
Fuchs Petrolub SE	29,366	1,485,745
Henkel AG & Co. KGaA	55,004	5,372,262
Volkswagen AG	145,353	34,539,428
		45,476,423

Italy 0.1%
Telecom Italia S.p.A. - RSP	9,142,631	4,413,018

Republic of Korea 0.3%
Amorepacific Corp.	2,155	147,762
Hyundai Motor Co., Ltd.	18,531	1,638,214
Hyundai Motor Co., Ltd. 2nd	29,977	2,567,352
LG Chem Ltd.	2,065	616,232
LG Electronics, Inc.	16,720	1,008,002
LG Household & Health Care Ltd.	306	181,312
Samsung Electronics Co., Ltd.	303,077	18,506,923
		24,665,797
Total Preferred Stock
(Cost $55,441,832)		74,555,238

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Short-Term Investments 0.2% of net assets

United States 0.2%
Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	2,045,682	2,045,682
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	13,415,265	13,415,265
Total Short-Term Investments
(Cost $15,460,947)		15,460,947

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/17/21	259	30,451,925	219,926
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $12,270,685.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$6,602,907,761	$—	$—	$6,602,907,761
Hong Kong	111,782,507	—	602,967	112,385,474
Preferred Stock[1]	74,555,238	—	—	74,555,238
Short-Term Investments[1]	15,460,947	—	—	15,460,947
Futures Contracts[2]	219,926	—	—	219,926
Total	$6,804,926,379	$—	$602,967	$6,805,529,346
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2021; unaudited
Assets
Investments in securities, at value — unaffiliated (cost $5,729,174,097) including securities on loan of $12,270,685		$6,791,894,155
Collateral invested for securities on loan, at value (cost $13,415,265)		13,415,265
Deposit with broker for futures contracts		3,264,624
Foreign currency, at value (cost $3,633,182)		3,644,959
Receivables:
Investments sold		442,315
Dividends		18,591,606
Foreign tax reclaims		3,939,327
Income from securities on loan		104,359
Other assets	+	950
Total assets		6,835,297,560
Liabilities
Collateral held for securities on loan		13,415,265
Payables:
Management fees		1,393,254
Variation margin on futures contracts	+	28,503
Total liabilities		14,837,022
Net Assets
Total assets		6,835,297,560
Total liabilities	–	14,837,022
Net assets		$6,820,460,538
Net Assets by Source
Capital received from investors		5,878,582,457
Total distributable earnings		941,878,081

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$6,820,460,538		205,500,000		$33.19

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Statement of Operations

For the period March 1, 2021 through August 31, 2021; unaudited
Investment Income
Dividends received from securities — unaffiliated (net of foreign withholding tax of $12,019,279)		$122,649,991
Securities on loan, net	+	835,505
Total investment income		123,485,496
Expenses
Management fees		8,252,534
Professional fees	+	2,163*
Total expenses		8,254,697
Expense reduction by CSIM	-	2,163*
Net expenses	–	8,252,534
Net investment income		115,232,962
Realized and Unrealized Gains (Losses)
Net realized losses on sales of securities — unaffiliated		(18,552,267)
Net realized gains on in-kind redemptions — unaffiliated		40,180,305
Net realized gains on futures contracts		2,148,468
Net realized losses on foreign currency transactions	+	(739,176)
Net realized gains		23,037,330
Net change in unrealized appreciation (depreciation) on securities — unaffiliated		330,138,390
Net change in unrealized appreciation (depreciation) on futures contracts		577,799
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	175,946
Net change in unrealized appreciation (depreciation)	+	330,892,135
Net realized and unrealized gains		353,929,465
Increase in net assets resulting from operations		$469,162,427
*	Professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2 (d) and 4 for additional information.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/21-8/31/21		3/1/20-2/28/21
Net investment income		$115,232,962	$123,117,127
Net realized gains		23,037,330	57,292,597
Net change in unrealized appreciation (depreciation)	+	330,892,135	979,453,687
Increase in net assets resulting from operations		469,162,427	1,159,863,411
Distributions to Shareholders
Total distributions		($54,142,940)	($114,361,960)

Transactions in Fund Shares
		3/1/21-8/31/21		3/1/20-2/28/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		22,900,000	$761,318,930	40,300,000	$981,805,769
Shares redeemed	+	(2,300,000)	(76,930,745)	(30,400,000)	(722,949,976)
Net transactions in fund shares		20,600,000	$684,388,185	9,900,000	$258,855,793
Shares Outstanding and Net Assets
		3/1/21-8/31/21		3/1/20-2/28/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		184,900,000	$5,721,052,866	175,000,000	$4,416,695,622
Total increase	+	20,600,000	1,099,407,672	9,900,000	1,304,357,244
End of period		205,500,000	$6,820,460,538	184,900,000	$5,721,052,866

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Financial Statements
Financial Highlights
	3/1/21– 8/31/21*	3/1/20– 2/28/21	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17
Per-Share Data
Net asset value at beginning of period	$36.11	$28.53	$31.23	$36.02	$29.99	$24.81
Income (loss) from investment operations:
Net investment income (loss)[1]	0.44	0.53	0.80	0.79	0.62	0.55
Net realized and unrealized gains (losses)	3.46	7.66	(2.60)	(4.82)	6.11	5.18
Total from investment operations	3.90	8.19	(1.80)	(4.03)	6.73	5.73
Less distributions:
Distributions from net investment income	(0.21)	(0.61)	(0.90)	(0.76)	(0.70)	(0.55)
Net asset value at end of period	$39.80	$36.11	$28.53	$31.23	$36.02	$29.99
Total return	10.80% [2]	28.97%	(6.06%)	(11.06%)	22.47%	23.26%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39% [3]	0.39%	0.39%	0.39%	0.39%	0.46%
Net investment income (loss)	2.23% [3]	1.78%	2.54%	2.38%	1.83%	1.94%
Portfolio turnover rate[4]	16% [2]	24%	31%	25%	18%	25%
Net assets, end of period (x 1,000)	$2,762,459	$2,292,915	$1,900,303	$1,842,568	$1,811,898	$866,749

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 99.3% of net assets

Australia 4.9%
Adbri Ltd.	808,387	2,026,477
ALS Ltd.	199,015	1,855,943
Ansell Ltd.	85,215	2,241,435
ARB Corp., Ltd.	9,256	350,481
ASX Ltd.	41,040	2,632,580
AusNet Services Ltd.	1,689,081	2,388,689
Austal Ltd.	393,812	562,683
Bank of Queensland Ltd.	551,706	3,814,407
Bapcor Ltd.	146,951	778,644
Beach Energy Ltd.	892,357	684,788
Bega Cheese Ltd.	248,817	1,011,074
Blackmores Ltd.	10,659	777,455
Breville Group Ltd.	40,054	943,776
carsales.com Ltd.	61,860	1,134,780
Challenger Ltd.	614,429	2,896,407
Charter Hall Group	70,429	919,308
Charter Hall Retail REIT	229,597	639,322
CIMIC Group Ltd. (a)	166,732	2,577,256
Cleanaway Waste Management Ltd.	700,522	1,356,738
Cochlear Ltd.	13,320	2,270,183
Collins Foods Ltd.	71,340	642,350
Coronado Global Resources, Inc. *	719,293	583,522
Costa Group Holdings Ltd.	264,825	609,674
Cromwell Property Group	1,081,683	727,304
CSR Ltd.	792,696	3,157,413
Dexus	430,303	3,346,141
Domino's Pizza Enterprises Ltd.	11,774	1,348,752
Eagers Automotive Ltd.	168,618	2,022,277
Eclipx Group Ltd. *	702,201	1,293,273
Elders Ltd.	92,527	825,681
Event Hospitality & Entertainment Ltd. *	108,467	1,181,962
Evolution Mining Ltd.	544,290	1,555,376
Flight Centre Travel Group Ltd. *	177,053	2,123,440
G.U.D. Holdings Ltd.	64,071	494,017
G8 Education Ltd. *	1,552,617	1,140,404
Genworth Mortgage Insurance Australia Ltd.	463,709	752,362
GrainCorp Ltd., Class A	501,522	2,320,181
GWA Group Ltd.	318,568	656,568
Harvey Norman Holdings Ltd.	556,981	2,190,034
Healius Ltd.	578,978	2,064,952
Humm Group Ltd. *	688,163	480,311
IGO Ltd.	202,938	1,431,261
Iluka Resources Ltd.	163,430	1,194,428
Inghams Group Ltd.	308,030	929,761
InvoCare Ltd.	74,620	669,157
IOOF Holdings Ltd.	666,855	2,319,885
IRESS Ltd.	112,295	1,213,827
Link Administration Holdings Ltd.	355,136	1,134,238
Magellan Financial Group Ltd.	25,484	807,207
McMillan Shakespeare Ltd.	81,854	747,787
Mineral Resources Ltd.	66,320	2,661,486
Monadelphous Group Ltd.	185,784	1,441,986
Myer Holdings Ltd. *	6,975,572	2,752,972
Security	Number of Shares	Value ($)
nib Holdings Ltd.	408,801	2,022,688
Nine Entertainment Co. Holdings Ltd.	762,620	1,521,595
Northern Star Resources Ltd.	188,460	1,344,303
NRW Holdings Ltd.	856,006	1,188,663
Nufarm Ltd. *	500,213	1,634,145
Orora Ltd.	1,569,225	3,910,820
OZ Minerals Ltd.	174,277	3,002,119
Pendal Group Ltd.	295,424	1,867,627
Perenti Global Ltd.	1,084,115	693,285
Perpetual Ltd.	54,416	1,681,075
Platinum Asset Management Ltd.	222,758	647,955
Premier Investments Ltd.	48,080	999,712
Qube Holdings Ltd.	718,956	1,660,419
REA Group Ltd.	6,757	758,037
Reece Ltd.	43,882	669,646
Regis Resources Ltd.	445,931	804,994
Reliance Worldwide Corp., Ltd.	309,699	1,326,373
Sandfire Resources Ltd.	290,971	1,382,265
SEEK Ltd.	121,777	2,896,083
Seven Group Holdings Ltd.	58,718	911,923
Shopping Centres Australasia Property Group	396,567	776,747
Southern Cross Media Group Ltd. *	458,125	746,650
St. Barbara Ltd.	664,963	767,861
Steadfast Group Ltd.	239,366	872,954
Super Retail Group Ltd.	192,376	1,729,355
Sydney Airport *	433,632	2,525,852
Tassal Group Ltd.	247,832	648,438
The GPT Group	781,270	2,769,307
The Star Entertainment Grp Ltd. *	1,171,405	3,492,975
TPG Telecom Ltd. (a)	169,737	764,162
Vicinity Centres	3,024,857	3,824,539
Washington H Soul Pattinson & Co., Ltd.	34,614	906,161
Whitehaven Coal Ltd. *	2,370,782	4,383,695
Worley Ltd.	374,895	2,871,436
		136,686,274

Austria 0.9%
ANDRITZ AG	79,461	4,564,293
AT&S Austria Technologie & Systemtechnik AG	32,961	1,429,898
BAWAG Group AG *	59,421	3,570,303
CA Immobilien Anlagen AG	13,776	599,250
EVN AG	37,400	995,556
IMMOFINANZ AG *	46,421	1,181,437
Lenzing AG *	23,690	3,132,063
Mayr Melnhof Karton AG	4,067	857,438
Oesterreichische Post AG (a)	43,764	2,007,037
S IMMO AG	27,442	675,413
UNIQA Insurance Group AG	160,719	1,491,204
Verbund AG	18,821	2,060,649
Vienna Insurance Group AG Wiener Versicherung Gruppe	45,244	1,311,173
		23,875,714

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Belgium 1.2%
Ackermans & van Haaren N.V.	20,302	3,738,615
AGFA-Gevaert N.V. *	254,574	1,296,708
Barco N.V.	50,664	1,242,775
Befimmo S.A.	15,869	652,829
Bekaert S.A.	77,372	3,682,576
bpost S.A. *	220,139	2,126,978
Cie d'Entreprises CFE	12,229	1,406,039
Cofinimmo S.A.	9,100	1,504,967
D'Ieteren S.A. N.V.	31,443	4,914,274
Elia Group S.A. N.V.	13,782	1,731,017
Euronav N.V.	190,994	1,552,058
KBC Ancora	15,754	752,426
Melexis N.V.	8,421	996,044
Ontex Group N.V. *	183,975	2,050,115
Orange Belgium S.A.	29,732	699,837
Sofina S.A.	3,390	1,498,245
Telenet Group Holding N.V.	61,823	2,351,381
Tessenderlo Group S.A. *	27,382	1,134,540
Warehouses De Pauw CVA	9,223	423,951
		33,755,375

Canada 7.8%
Aecon Group, Inc.	112,395	1,833,151
Ag Growth International, Inc.	22,152	513,283
Alamos Gold, Inc., Class A	85,747	675,852
Algonquin Power & Utilities Corp.	207,351	3,214,502
Allied Properties Real Estate Investment Trust	44,111	1,511,150
Altus Group Ltd.	15,066	791,065
Artis Real Estate Investment Trust	182,354	1,663,864
ATS Automation Tooling Systems, Inc. *	38,814	1,401,254
AutoCanada, Inc. *	45,169	1,716,111
B2Gold Corp.	271,605	1,048,892
Badger Infrastructure Solution Ltd.	23,974	654,155
Baytex Energy Corp. *	2,056,959	3,548,586
Birchcliff Energy Ltd.	507,983	2,182,842
BlackBerry Ltd. *	226,875	2,581,777
Boardwalk Real Estate Investment Trust	36,480	1,359,430
Boralex, Inc., Class A	10,039	307,212
Boyd Group Services, Inc.	6,441	1,255,374
Brookfield Infrastructure Corp., Class A (a)	5,656	359,193
BRP, Inc.	17,184	1,437,519
CAE, Inc. *	143,044	4,123,842
Cameco Corp.	242,570	4,474,583
Canadian Apartment Properties REIT	50,434	2,438,984
Canadian Utilities Ltd., Class A	130,438	3,686,101
Canadian Western Bank	64,645	1,891,799
Canfor Corp. *	122,137	2,617,394
Capital Power Corp.	91,756	3,150,629
Cascades, Inc.	179,969	2,233,145
Celestica, Inc. *	405,930	3,845,196
Centerra Gold, Inc.	159,623	1,191,188
Chartwell Retirement Residences	146,924	1,497,552
Chemtrade Logistics Income Fund (a)	300,485	1,612,225
Choice Properties Real Estate Investment Trust	94,485	1,115,591
Chorus Aviation, Inc. *	425,609	1,404,495
Cineplex, Inc. *(a)	196,355	2,041,787
Cogeco Communications, Inc.	9,398	862,788
Cogeco, Inc.	21,777	1,573,238
Colliers International Group, Inc.	12,280	1,707,432
Cominar Real Estate Investment Trust	364,129	3,135,143
Constellation Software, Inc.	2,543	4,302,946
Corus Entertainment, Inc., B Shares	681,609	3,371,231
Security	Number of Shares	Value ($)
Crombie Real Estate Investment Trust	59,420	850,167
Dorel Industries, Inc., Class B *	113,003	1,095,467
Dream Office Real Estate Investment Trust	87,719	1,618,808
ECN Capital Corp.	41,342	335,342
Element Fleet Management Corp.	135,220	1,488,474
Endeavour Mining plc	18,716	456,625
Enerflex Ltd.	276,831	1,680,286
Enerplus Corp.	634,353	3,744,924
Exchange Income Corp.	37,298	1,290,148
Extendicare, Inc.	113,573	731,598
First Capital Real Estate Investment Trust	142,309	2,029,366
FirstService Corp.	5,683	1,053,805
Franco-Nevada Corp.	20,692	3,013,780
Gibson Energy, Inc.	191,063	3,441,296
Granite Real Estate Investment Trust	12,934	932,243
Great Canadian Gaming Corp. *	47,774	1,665,370
Home Capital Group, Inc. *	62,042	1,941,804
Hudbay Minerals, Inc.	284,088	1,735,575
IAMGOLD Corp. *	453,198	1,075,926
IGM Financial, Inc.	84,702	3,084,034
Innergex Renewable Energy, Inc.	41,833	665,739
Interfor Corp.	94,847	2,010,803
Intertape Polymer Group, Inc.	53,337	1,298,339
Just Energy Group, Inc. *	54,636	51,884
Killam Apartment Real Estate Investment Trust	21,048	358,282
Kirkland Lake Gold Ltd.	44,322	1,764,602
Laurentian Bank of Canada	50,564	1,700,205
LifeWorks, Inc.	29,205	808,676
Lundin Mining Corp.	368,542	2,974,818
Maple Leaf Foods, Inc.	99,037	2,156,846
Martinrea International, Inc.	256,745	2,454,382
MEG Energy Corp. *	596,614	3,795,969
Mullen Group Ltd.	174,325	1,827,885
NFI Group, Inc.	114,974	2,767,783
Northland Power, Inc.	58,764	1,941,051
NorthWest Healthcare Properties Real Estate Investment Trust	35,659	373,902
NuVista Energy Ltd. *	367,893	1,053,909
OceanaGold Corp. *	1,016,784	1,898,952
Pan American Silver Corp.	44,059	1,142,225
Parex Resources, Inc. *	109,489	1,684,380
Pason Systems, Inc.	122,646	796,837
Peyto Exploration & Development Corp.	674,927	3,578,531
PrairieSky Royalty Ltd.	110,238	1,207,371
Precision Drilling Corp. *(a)	78,993	2,561,107
Premium Brands Holdings Corp.	14,755	1,571,889
Primo Water Corp.	124,239	2,204,280
Richelieu Hardware Ltd.	35,522	1,279,034
Ritchie Bros. Auctioneers, Inc.	27,385	1,713,120
Russel Metals, Inc.	145,702	3,954,876
Secure Energy Services, Inc.	862,956	2,888,699
ShawCor Ltd. *	520,088	2,045,533
Shopify, Inc., Class A *	315	480,256
Sienna Senior Living, Inc.	64,400	813,377
Sleep Country Canada Holdings, Inc.	30,220	812,387
SmartCentres Real Estate Investment Trust	95,641	2,309,189
SSR Mining, Inc.	46,325	772,786
Stantec, Inc.	74,150	3,572,978
Stelco Holdings, Inc.	12,086	471,045
Stella-Jones, Inc.	49,621	1,694,021
Superior Plus Corp.	183,878	2,159,419
The Descartes Systems Group, Inc. *	4,614	361,153
The North West Co., Inc.	49,818	1,411,770
TMX Group Ltd.	15,290	1,679,462
Torex Gold Resources, Inc. *	29,082	324,501

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Toromont Industries Ltd.	32,592	2,736,010
Tourmaline Oil Corp.	182,198	4,864,765
TransAlta Corp.	466,581	4,563,717
Transat AT, Inc. *	311,463	1,269,366
Transcontinental, Inc., Class A	142,401	2,751,895
Tricon Residential, Inc.	26,314	334,014
Turquoise Hill Resources Ltd. *	96,705	1,447,916
Westshore Terminals Investment Corp.	58,857	1,046,585
Wheaton Precious Metals Corp.	68,554	3,084,699
Whitecap Resources, Inc.	806,368	3,452,262
Winpak Ltd.	27,895	944,808
Yamana Gold, Inc.	306,012	1,348,860
		214,836,689

Denmark 1.4%
Chr Hansen Holding A/S	23,950	2,209,535
D/S Norden A/S	49,979	1,293,138
Demant A/S *	39,401	2,232,777
Dfds A/S *	33,264	1,900,845
FLSmidth & Co. A/S	76,867	2,785,580
Genmab A/S *	2,479	1,173,421
GN Store Nord A/S	26,419	1,987,343
H. Lundbeck A/S	37,366	1,103,510
Jyske Bank A/S *	68,932	3,012,291
Matas A/S	65,934	1,365,808
NKT A/S *	25,851	1,162,912
Per Aarsleff Holding A/S, Class B	24,953	1,172,423
Ringkjoebing Landbobank A/S	7,111	843,182
Rockwool International A/S, B Shares	3,716	1,965,988
Royal Unibrew A/S	17,694	2,284,546
Scandinavian Tobacco Group A/S, Class A	74,194	1,505,114
Schouw & Co. A/S	13,747	1,490,385
SimCorp A/S	7,728	1,053,486
Sydbank A/S	97,171	2,844,247
The Drilling Co. of 1972 A/S *	31,836	1,168,359
Topdanmark A/S	20,020	1,053,776
Tryg A/S	84,188	2,084,037
		37,692,703

Finland 1.1%
Aktia Bank Oyj	56,309	805,615
Cargotec Oyj, B Shares	63,641	3,530,874
Finnair Oyj *(a)	1,328,433	1,035,918
Huhtamaki Oyj	68,492	3,655,289
Kemira Oyj	127,660	2,153,448
Kojamo Oyj	44,909	1,092,064
Konecranes Oyj	75,072	3,396,755
Metsa Board Oyj	146,922	1,534,891
Neles Oyj	70,603	1,091,797
Orion Oyj, Class B	61,322	2,499,541
Sanoma Oyj	70,605	1,296,858
TietoEVRY Oyj	63,033	2,244,123
Tokmanni Group Corp.	33,340	960,291
Uponor Oyj	48,085	1,545,059
Valmet Oyj	85,337	3,420,995
YIT Oyj	213,942	1,295,570
		31,559,088

France 4.2%
Aeroports de Paris *	22,511	2,642,429
Albioma S.A.	15,898	703,004
Alten S.A.	22,293	3,671,048
Amundi S.A.	29,686	2,808,682
Beneteau S.A. *	61,294	946,396
Security	Number of Shares	Value ($)
BioMerieux	10,318	1,264,880
CGG S.A. *	1,460,453	1,131,283
Cie Plastic Omnium S.A.	85,077	2,562,951
Coface S.A.	98,407	1,209,272
Covivio	29,704	2,823,359
Dassault Aviation S.A.	1,243	1,401,270
Derichebourg S.A. *	254,743	3,007,112
Edenred	60,943	3,453,126
Elior Group S.A. *	409,829	2,856,735
Eramet S.A. *	18,177	1,475,171
Eurofins Scientific SE	20,982	2,974,164
Euronext N.V.	18,889	2,190,730
Fnac Darty S.A.	37,034	2,522,457
Gaztransport Et Technigaz S.A.	8,105	674,990
Gecina S.A.	16,842	2,615,363
Getlink SE	186,039	2,989,985
ICADE	30,093	2,586,094
Iliad S.A.	15,980	3,433,172
Imerys S.A.	60,385	2,794,232
Ipsen S.A.	15,213	1,520,698
IPSOS	60,110	2,909,229
JCDecaux S.A. *	79,857	2,226,590
Kaufman & Broad S.A.	23,942	1,112,122
Korian S.A.	59,972	2,324,872
La Francaise des Jeux SAEM	12,078	624,620
Maisons du Monde S.A.	65,555	1,510,543
Mercialys S.A.	118,044	1,381,605
Mersen S.A.	23,946	931,399
Metropole Television S.A.	100,876	2,145,804
Nexans S.A.	38,011	3,802,738
Nexity S.A.	64,980	3,348,967
Orpea S.A.	22,457	2,825,897
Quadient S.A.	118,266	3,353,361
Remy Cointreau S.A.	6,381	1,256,412
Sartorius Stedim Biotech	1,566	949,433
SEB S.A.	18,979	2,984,179
Societe BIC S.A.	48,190	3,205,518
Sopra Steria Group S.A.	14,042	2,857,680
SPIE S.A.	141,254	3,348,203
Tarkett S.A. *(a)	22,795	548,930
Technicolor S.A. *	518,630	1,825,630
Television Francaise 1 S.A.	242,476	2,431,529
Trigano S.A.	5,322	1,106,950
Ubisoft Entertainment S.A. *	37,392	2,379,995
Vallourec S.A. *(a)	222,752	2,054,934
Verallia S.A.	12,318	448,438
Vicat S.A.	33,029	1,643,389
Virbac S.A.	1,076	454,719
Worldline S.A. *	38,667	3,435,657
		115,687,946

Germany 4.1%
1&1 Drillisch AG	52,491	1,656,890
Aareal Bank AG	114,990	3,040,573
ADVA Optical Networking SE *	22,109	366,424
alstria Office REIT-AG	52,770	1,073,920
Aroundtown S.A.	257,228	1,969,439
Bechtle AG	34,680	2,506,223
Befesa S.A.	17,841	1,446,849
Bilfinger SE	69,413	2,433,574
Borussia Dortmund GmbH & Co. KGaA *	38,555	286,272
CANCOM SE	19,943	1,311,744
Carl Zeiss Meditec AG	6,845	1,511,801
CECONOMY AG *	400,697	1,877,820
Cewe Stiftung & Co. KGaA	5,312	792,597
CTS Eventim AG & Co., KGaA *	17,376	1,120,338
Deutsche Euroshop AG	46,648	1,077,634

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Deutsche Pfandbriefbank AG	356,438	4,086,392
Deutz AG *	270,673	2,473,052
Duerr AG	63,237	3,111,332
DWS Group GmbH & Co. KGaA	29,071	1,227,857
ElringKlinger AG *	75,130	1,221,222
Fielmann AG	13,775	1,058,571
Fraport AG Frankfurt Airport Services Worldwide *	47,133	3,041,180
Gerresheimer AG	18,358	1,949,279
Grand City Properties S.A.	48,090	1,318,149
GRENKE AG (a)	14,137	629,472
Hamburger Hafen und Logistik AG	31,643	697,006
Hella GmbH & Co. KGaA *	61,845	4,419,716
HelloFresh SE *	3,687	397,279
HOCHTIEF AG	27,998	2,240,805
Hornbach Baumarkt AG	8,682	346,405
Hornbach Holding AG & Co. KGaA	19,407	2,073,263
Jenoptik AG	35,556	1,283,506
JOST Werke AG	14,546	947,829
Kloeckner & Co. SE *	380,893	5,130,220
Krones AG	22,534	2,280,971
KWS Saat SE & Co. KGaA	2,879	240,955
LEG Immobilien SE	17,648	2,812,397
Leoni AG *(a)	341,110	6,688,234
Nordex SE *	57,447	1,076,197
Norma Group SE	35,572	1,794,693
Pfeiffer Vacuum Technology AG	3,691	772,939
Puma SE	27,580	3,346,838
QIAGEN N.V. *	41,083	2,273,026
Rational AG	802	916,993
RTL Group S.A. *	70,199	4,362,914
S&T AG	10,622	243,628
SAF-Holland SE *	92,818	1,322,473
Scout24 AG	17,137	1,440,331
Siltronic AG	14,260	2,334,035
Sixt SE *	11,847	1,591,468
Software AG	31,848	1,613,575
Stabilus S.A.	16,403	1,289,570
Stroeer SE & CO. KGaA	11,274	927,595
Suedzucker AG	139,582	2,380,919
TAG Immobilien AG	53,890	1,823,825
Takkt AG	71,575	1,193,008
Talanx AG *	61,363	2,787,334
Wacker Chemie AG	18,621	3,282,884
Wacker Neuson SE	42,781	1,294,841
Zalando SE *	29,867	3,307,058
zooplus AG *	936	440,413
		113,963,747

Hong Kong 3.5%
Asia Cement China Holdings Corp.	741,634	547,356
ASM Pacific Technology Ltd.	222,659	2,651,060
BOC Aviation Ltd.	122,258	916,461
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	—
Budweiser Brewing Co. APAC Ltd.	401,152	1,003,738
Cafe de Coral Holdings Ltd.	444,334	808,986
Cathay Pacific Airways Ltd. *(a)	2,205,411	1,851,702
Champion REIT	466,461	265,697
Chow Sang Sang Holdings International Ltd.	817,357	1,242,217
Chow Tai Fook Jewellery Group Ltd.	1,288,838	2,611,698
CITIC Telecom International Holdings Ltd.	2,415,212	838,470
CK Infrastructure Holdings Ltd.	149,826	910,243
Cowell e Holdings, Inc.	1,178,822	932,163
Dairy Farm International Holdings Ltd.	392,836	1,386,711
FIH Mobile Ltd. *	13,403,000	1,999,072
FIT Hon Teng Ltd. *	867,179	183,976
Security	Number of Shares	Value ($)
Fortune Real Estate Investment Trust	888,193	959,301
Haitong International Securities Group Ltd.	3,084,173	892,256
Hang Lung Group Ltd.	1,143,329	2,863,707
Hang Lung Properties Ltd.	1,078,085	2,589,395
HKBN Ltd.	560,818	651,867
Huabao International Holdings Ltd.	1,011,572	2,416,634
Hysan Development Co., Ltd.	348,147	1,242,207
IGG, Inc.	821,512	786,934
Johnson Electric Holdings Ltd.	651,305	1,493,990
JS Global Lifestyle Co., Ltd.	95,738	240,288
K Wah International Holdings Ltd.	2,493,228	1,093,163
Kerry Logistics Network Ltd.	616,496	1,961,886
Kerry Properties Ltd.	1,055,744	3,597,268
Lee & Man Paper Manufacturing Ltd.	2,209,290	1,940,179
Luk Fook Holdings International Ltd.	732,915	2,035,522
Man Wah Holdings Ltd.	511,373	956,028
Melco International Development Ltd. *	1,128,964	1,640,314
MGM China Holdings Ltd. *	489,529	490,325
Minth Group Ltd.	479,875	1,992,962
MMG Ltd. *	3,223,306	1,562,468
NagaCorp Ltd.	964,616	775,181
Nexteer Automotive Group Ltd.	1,512,209	1,703,273
NWS Holdings Ltd.	2,811,011	2,728,839
Pacific Basin Shipping Ltd.	6,338,316	3,463,627
Pacific Textiles Holdings Ltd.	1,126,019	600,845
Power Assets Holdings Ltd.	101,840	639,663
PRADA S.p.A.	314,910	1,862,570
Shangri-La Asia Ltd. *	1,166,258	1,025,697
Shui On Land Ltd. *	11,208,211	1,830,241
Shun Tak Holdings Ltd. *	3,276,000	939,328
SITC International Holdings Co., Ltd.	552,179	2,406,844
SJM Holdings Ltd. *	1,852,394	1,612,465
Stella International Holdings Ltd. *	1,306,500	1,757,153
Sun Art Retail Group Ltd.	2,065,616	1,250,947
Swire Properties Ltd.	590,141	1,597,262
The Bank of East Asia Ltd. (a)	1,302,862	2,184,461
Tingyi Cayman Islands Holding Corp.	1,717,776	3,056,828
Towngas China Co., Ltd. *	1,156,059	842,813
Truly International Holdings Ltd. *	6,728,422	2,534,832
Uni-President China Holdings Ltd.	1,150,919	1,090,638
Value Partners Group Ltd.	1,032,495	564,216
Vitasoy International Holdings Ltd.	249,199	644,037
VSTECS Holdings Ltd.	1,479,204	1,394,121
VTech Holdings Ltd.	285,731	2,775,621
Want Want China Holdings Ltd.	4,466,384	3,037,946
Wynn Macau Ltd. *	1,102,599	1,241,910
Xinyi Glass Holdings Ltd.	914,997	3,847,120
		96,964,722

Ireland 0.3%
AIB Group plc *	1,238,031	3,733,961
Dalata Hotel Group plc *	68,765	306,836
Glanbia plc	203,308	3,626,322
Irish Continental Group plc *	145,669	735,967
		8,403,086

Israel 1.5%
Arad Investment & Industrial Development Ltd.	2,742	292,451
Azrieli Group Ltd.	12,921	1,209,119
Bezeq The Israeli Telecommunication Corp., Ltd. *	3,807,093	4,527,514
Cellcom Israel Ltd. *	216,818	818,207
Clal Insurance Enterprises Holdings Ltd. *	41,365	868,939

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Delek Group Ltd. *	44,160	2,459,021
El Al Israel Airlines *	4,844,005	707,607
Elbit Systems Ltd.	14,027	2,042,480
Equital Ltd. *	12,904	357,828
First International Bank of Israel Ltd.	35,674	1,290,555
Gazit-Globe Ltd.	171,734	1,242,546
Harel Insurance Investments & Financial Services Ltd.	96,576	949,557
Isracard Ltd.	97,243	403,997
Israel Discount Bank Ltd., A Shares *	823,981	4,261,682
Mizrahi Tefahot Bank Ltd.	67,126	2,235,613
Nice Ltd. *	9,695	2,831,863
Norstar Holdings, Inc.	35,764	255,302
Oil Refineries Ltd. *	9,531,692	2,082,617
Partner Communications Co., Ltd. *	127,025	602,663
Paz Oil Co., Ltd. *	28,674	2,889,999
Shikun & Binui Ltd. *	123,515	720,945
Shufersal Ltd.	109,435	903,831
Strauss Group Ltd.	10,337	299,132
The Israel Corp., Ltd. *	14,083	4,279,298
The Phoenix Holdings Ltd.	97,094	1,037,690
Tower Semiconductor Ltd. *	87,748	2,586,084
		42,156,540

Italy 2.8%
ACEA S.p.A.	45,896	1,095,477
Amplifon S.p.A.	20,611	1,077,343
Anima Holding S.p.A.	297,894	1,535,299
Autogrill S.p.A. *	332,398	2,491,607
Azimut Holding S.p.A.	86,079	2,416,331
Banca Generali S.p.A. *	29,656	1,317,679
Banca IFIS S.p.A.	69,895	1,212,860
Banca Mediolanum S.p.A.	174,950	1,815,308
Banca Monte dei Paschi di Siena S.p.A. *(a)	814,245	1,081,803
Banca Popolare di Sondrio Scarl	795,297	3,616,288
BFF Bank S.p.A.	115,666	1,056,803
BPER Banca	1,517,652	3,300,860
Brembo S.p.A.	142,372	2,057,090
Buzzi Unicem S.p.A.	86,361	2,291,719
Cerved Group S.p.A. *	141,089	1,645,498
Davide Campari-Milano N.V.	128,195	1,772,048
De'Longhi S.p.A.	38,252	1,729,419
DiaSorin S.p.A.	4,130	942,143
Enav S.p.A. *	265,803	1,159,055
ERG S.p.A.	42,001	1,237,518
Esprinet S.p.A.	79,234	1,514,279
Fincantieri S.p.A. *(a)	732,690	639,596
FinecoBank Banca Fineco S.p.A. *	145,049	2,673,647
Hera S.p.A.	892,380	3,858,639
Infrastrutture Wireless Italiane S.p.A.	68,091	809,406
Interpump Group S.p.A.	34,230	2,432,488
Iren S.p.A.	909,900	2,811,970
Italgas S.p.A.	413,150	2,737,963
Maire Tecnimont S.p.A.	264,484	1,030,293
MARR S.p.A. *	37,806	914,875
Mediaset S.p.A.	772,134	2,406,268
Moncler S.p.A.	46,078	2,948,087
Nexi S.p.A. *	18,059	376,151
OVS S.p.A. *	957,159	1,951,299
Piaggio & C S.p.A.	184,115	697,222
Recordati Industria Chimica e Farmaceutica S.p.A.	32,353	2,121,896
Reply S.p.A.	5,848	1,179,769
Saipem S.p.A. *(a)	1,472,301	3,488,120
Salvatore Ferragamo S.p.A. *	64,617	1,318,831
Security	Number of Shares	Value ($)
Societa Cattolica Di Assicurazione S.p.A. *	225,971	1,875,234
Technogym S.p.A.	21,805	257,654
Tod's S.p.A. *	21,640	1,181,708
UnipolSai Assicurazioni S.p.A.	584,741	1,681,466
Webuild S.p.A (a)	409,872	1,094,431
		76,853,440

Japan 30.5%
ABC-Mart, Inc.	26,352	1,412,828
Achilles Corp.	24,034	289,869
Acom Co., Ltd.	209,889	811,968
Adastria Co., Ltd.	75,714	1,237,778
ADEKA Corp.	162,642	3,558,997
Advance Residence Investment Corp.	323	1,101,070
Aeon Delight Co., Ltd.	30,942	1,002,672
AEON Financial Service Co., Ltd.	185,169	2,182,722
Aeon Mall Co., Ltd.	139,372	2,128,766
Aica Kogyo Co., Ltd.	49,970	1,678,402
Aichi Steel Corp.	44,975	1,150,371
Aida Engineering Ltd.	99,110	959,886
Aiful Corp.	94,092	300,622
Ain Holdings, Inc.	29,370	1,986,338
Alpen Co., Ltd.	32,156	1,017,132
Amano Corp.	75,134	1,910,836
Anritsu Corp. (a)	59,800	1,039,669
AOKI Holdings, Inc.	184,694	1,054,097
Aoyama Trading Co., Ltd. *	409,277	2,406,635
Aozora Bank Ltd.	150,263	3,530,209
Arata Corp.	51,287	2,082,105
Arcland Sakamoto Co., Ltd.	66,933	933,991
Arcs Co., Ltd.	124,282	2,538,584
Ariake Japan Co., Ltd.	4,778	270,953
AS One Corp.	2,089	310,897
Asahi Holdings, Inc.	58,859	1,193,146
Asahi Intecc Co., Ltd.	21,902	663,878
Asanuma Corp.	15,738	640,350
Asics Corp.	202,864	4,311,737
ASKUL Corp.	40,862	641,235
Autobacs Seven Co., Ltd.	127,987	1,788,276
Avex, Inc.	78,447	1,072,523
Axial Retailing, Inc.	31,763	1,150,708
Azbil Corp.	77,657	3,375,316
Belc Co., Ltd.	14,987	791,231
Belluna Co., Ltd.	67,376	504,124
Benesse Holdings, Inc.	99,989	2,164,335
BML, Inc.	21,604	875,094
Bunka Shutter Co., Ltd.	116,247	1,233,788
Calbee, Inc.	73,734	1,829,591
Canon Electronics, Inc.	40,540	589,317
Canon Marketing Japan, Inc.	95,330	2,180,632
Capcom Co., Ltd.	39,195	1,095,291
Cawachi Ltd.	34,098	713,867
Central Glass Co., Ltd.	101,999	2,061,149
Chudenko Corp.	43,858	913,010
Chugoku Marine Paints Ltd.	81,519	671,534
Citizen Watch Co., Ltd.	1,022,155	4,475,301
CKD Corp.	52,366	1,099,657
Cocokara fine, Inc. (a)	35,636	2,809,100
Colowide Co., Ltd. (a)	39,120	623,513
Cosmos Pharmaceutical Corp.	11,088	1,966,086
Create SD Holdings Co., Ltd.	23,858	843,695
Credit Saison Co., Ltd.	271,678	3,096,130
CyberAgent, Inc.	143,383	2,637,694
Daifuku Co., Ltd.	31,203	2,760,724
Daihen Corp.	23,208	1,012,947
Daiho Corp.	30,306	1,102,061

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Daiichikosho Co., Ltd.	55,208	1,869,413
Daikyonishikawa Corp.	224,251	1,357,427
Daio Paper Corp.	97,678	1,833,352
Daiseki Co., Ltd.	32,084	1,301,058
Daishi Hokuetsu Financial Group, Inc.	43,672	1,077,290
Daiwa House REIT Investment Corp.	283	838,490
Daiwabo Holdings Co., Ltd.	202,835	3,862,469
DCM Holdings Co., Ltd.	205,619	1,987,688
DeNA Co., Ltd.	91,962	1,620,594
Descente Ltd. *	45,561	1,337,468
Dexerials Corp.	56,061	1,098,665
Disco Corp.	9,252	2,699,132
DMG Mori Co., Ltd.	110,818	1,983,144
Doshisha Co., Ltd.	44,554	711,339
Doutor Nichires Holdings Co., Ltd.	66,152	985,717
Dowa Holdings Co., Ltd.	94,261	4,144,189
DTS Corp.	41,274	960,656
Duskin Co., Ltd.	64,138	1,541,274
DyDo Group Holdings, Inc.	17,219	880,855
Eagle Industry Co., Ltd.	95,058	1,081,581
Earth Corp.	12,163	720,746
Eizo Corp.	25,662	992,750
Elecom Co., Ltd.	14,356	232,864
EPS Holdings, Inc.	3,853	63,024
Exedy Corp.	153,507	2,329,293
Ezaki Glico Co., Ltd.	64,021	2,424,243
Fancl Corp.	25,158	853,027
FCC Co., Ltd.	87,099	1,220,940
Food & Life Cos. Ltd.	36,043	1,551,824
Foster Electric Co., Ltd.	118,712	939,020
FP Corp.	26,269	1,007,863
Fuji Co., Ltd.	62,017	1,109,261
Fuji Corp.	75,608	1,963,496
Fuji Media Holdings, Inc.	116,927	1,217,590
Fuji Oil Holdings, Inc.	51,629	1,167,832
Fuji Seal International, Inc.	63,184	1,422,301
Fuji Soft, Inc.	22,455	1,167,104
Fujibo Holdings, Inc.	6,981	269,746
Fujimori Kogyo Co., Ltd.	23,993	1,001,346
Fujitec Co., Ltd.	74,378	1,834,062
Fujitsu General Ltd.	50,132	1,255,353
Fukuoka Financial Group, Inc.	150,722	2,789,166
Fukuyama Transporting Co., Ltd.	38,340	1,615,822
Furukawa Co., Ltd.	86,442	975,679
Furuno Electric Co., Ltd.	26,384	262,495
Futaba Industrial Co., Ltd.	306,790	1,357,181
Fuyo General Lease Co., Ltd.	12,470	862,662
Geo Holdings Corp.	141,576	1,537,413
Glory Ltd.	122,239	2,548,037
GLP J-REIT	672	1,221,540
GMO internet, Inc.	9,417	245,840
Godo Steel Ltd.	33,400	457,251
Goldwin, Inc.	5,653	346,302
Gree, Inc.	113,201	668,737
GS Yuasa Corp.	146,824	3,449,415
GungHo Online Entertainment, Inc.	67,181	1,310,476
Gunze Ltd.	35,705	1,449,520
H.U. Group Holdings, Inc.	92,142	2,725,846
Hamakyorex Co., Ltd.	28,187	841,556
Hamamatsu Photonics K.K.	37,010	2,162,791
Hazama Ando Corp.	395,188	2,953,298
Heiwa Corp.	91,139	1,664,992
Heiwa Real Estate Co., Ltd.	19,265	747,032
Heiwado Co., Ltd.	85,939	1,713,930
Hikari Tsushin, Inc.	9,492	1,664,945
Hirata Corp.	4,578	281,697
Hirose Electric Co., Ltd.	19,628	3,274,907
HIS Co., Ltd. *	62,054	1,442,617
Security	Number of Shares	Value ($)
Hisamitsu Pharmaceutical Co., Inc.	45,293	1,818,152
Hitachi Transport System Ltd.	48,228	2,021,572
Hitachi Zosen Corp.	404,648	2,935,595
Hogy Medical Co., Ltd.	20,162	631,324
Hokuetsu Corp.	435,817	2,396,081
Hokuhoku Financial Group, Inc.	194,941	1,497,635
Hokuriku Electric Power Co.	531,050	2,876,158
Horiba Ltd.	37,553	2,690,170
Hoshizaki Corp.	30,431	2,861,389
Hosiden Corp.	178,491	1,471,990
House Foods Group, Inc.	69,201	2,223,553
Hulic Co., Ltd.	193,253	2,269,219
Ibiden Co., Ltd.	74,203	4,012,068
Ichikoh Industries Ltd.	38,451	237,650
IDOM, Inc.	119,961	1,025,336
Iino Kaiun Kaisha Ltd.	198,658	951,157
Inaba Denki Sangyo Co., Ltd.	100,223	2,460,417
Inabata & Co., Ltd.	181,864	2,786,065
Inageya Co., Ltd.	27,298	359,302
Internet Initiative Japan, Inc.	41,260	1,440,307
Iriso Electronics Co., Ltd.	15,695	657,173
Ishihara Sangyo Kaisha Ltd.	120,351	1,244,481
Ito En Ltd.	36,236	2,295,672
Itochu Enex Co., Ltd.	183,773	1,651,046
Itochu Techno-Solutions Corp.	57,146	1,771,183
Itoham Yonekyu Holdings, Inc.	479,346	3,241,890
Iwatani Corp.	69,509	3,846,848
Izumi Co., Ltd.	74,980	2,446,780
J-Oil Mills, Inc.	53,809	882,123
Jaccs Co., Ltd.	51,498	1,289,559
JAFCO Group Co., Ltd.	17,622	1,066,688
Japan Airport Terminal Co., Ltd. *	26,610	1,211,087
Japan Aviation Electronics Industry Ltd.	100,602	1,475,240
Japan Display, Inc. *	3,384,417	1,109,039
Japan Lifeline Co., Ltd.	21,478	258,651
Japan Metropolitan Fund Invest	2,550	2,481,294
Japan Petroleum Exploration Co., Ltd.	83,389	1,439,914
Japan Post Bank Co., Ltd.	347,776	3,048,501
Japan Prime Realty Investment Corp.	230	861,506
Japan Real Estate Investment Corp.	342	2,119,989
Jeol Ltd.	6,414	474,657
Joshin Denki Co., Ltd.	69,777	1,597,389
Joyful Honda Co., Ltd.	108,683	1,388,958
Juki Corp.	126,607	886,226
JVC Kenwood Corp.	876,456	1,659,411
Kadokawa Corp.	28,800	1,323,867
Kaga Electronics Co., Ltd.	49,818	1,314,604
Kagome Co., Ltd.	55,546	1,479,406
Kakaku.com, Inc.	33,209	1,036,837
Kaken Pharmaceutical Co., Ltd.	39,560	1,789,670
Kameda Seika Co., Ltd.	13,993	594,187
Kamigumi Co., Ltd.	158,880	3,439,074
Kanamoto Co., Ltd.	67,074	1,535,510
Kandenko Co., Ltd.	264,243	2,275,386
Kanematsu Corp.	231,946	2,989,582
Kansai Paint Co., Ltd.	112,920	2,930,411
Kanto Denka Kogyo Co., Ltd.	34,834	339,906
Kato Sangyo Co., Ltd.	70,942	2,172,946
Kawasaki Kisen Kaisha Ltd. *	181,170	9,086,535
Keihan Holdings Co., Ltd.	69,481	1,998,543
Keikyu Corp.	194,197	2,372,223
Keisei Electric Railway Co., Ltd.	83,038	2,558,562
Keiyo Co., Ltd.	110,144	802,068
KH Neochem Co., Ltd.	36,401	994,020
Kintetsu World Express, Inc.	61,739	1,502,170
Kissei Pharmaceutical Co., Ltd.	33,505	738,659
Kitz Corp.	197,747	1,466,993
Kobayashi Pharmaceutical Co., Ltd.	19,361	1,517,369

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Koei Tecmo Holdings Co., Ltd.	5,690	243,687
Kohnan Shoji Co., Ltd.	50,996	1,685,013
Kokuyo Co., Ltd.	161,059	2,822,124
Komeri Co., Ltd.	55,339	1,271,397
Konami Holdings Corp.	55,671	3,537,080
Kose Corp.	14,247	1,724,787
Kumagai Gumi Co., Ltd.	77,310	1,892,286
Kumiai Chemical Industry Co., Ltd.	68,499	567,396
Kura Sushi, Inc.	20,778	816,103
Kurabo Industries Ltd.	65,370	1,159,118
Kureha Corp.	32,212	2,202,004
Kurita Water Industries Ltd.	89,920	4,223,441
Kusuri no Aoki Holdings Co., Ltd.	9,175	645,574
KYB Corp.	65,910	1,865,830
Kyoei Steel Ltd.	69,779	929,879
KYORIN Holdings, Inc.	62,340	1,034,460
Kyoritsu Maintenance Co., Ltd.	22,760	753,073
Kyowa Exeo Corp.	125,878	3,164,710
Kyowa Kirin Co., Ltd.	114,642	3,751,484
Kyudenko Corp.	67,601	2,433,661
Kyushu Financial Group, Inc.	297,421	1,156,005
Lawson, Inc.	59,830	2,886,392
Leopalace21 Corp. *	1,508,065	3,280,789
Life Corp.	33,016	1,307,297
Lintec Corp.	84,629	1,920,445
Lion Corp.	151,369	2,580,686
M3, Inc.	15,788	1,063,599
Mabuchi Motor Co., Ltd.	53,809	1,885,715
Macnica Fuji Electronics Holdings, Inc.	111,293	2,685,579
Maeda Corp.	248,689	1,835,853
Maeda Road Construction Co., Ltd.	96,437	1,621,328
Makino Milling Machine Co., Ltd.	42,264	1,579,226
Mandom Corp.	51,239	777,027
Maruha Nichiro Corp.	115,425	2,664,462
Marui Group Co., Ltd.	144,406	2,578,960
Maruichi Steel Tube Ltd.	72,378	1,782,768
Max Co., Ltd.	52,854	927,086
Maxell Holdings Ltd. *	110,557	1,303,216
MCJ Co., Ltd.	81,975	915,559
Mebuki Financial Group, Inc.	947,476	2,121,601
Megmilk Snow Brand Co., Ltd.	123,159	2,584,030
Meidensha Corp.	75,886	1,697,868
Meitec Corp.	20,446	1,194,824
Menicon Co., Ltd.	4,378	359,852
Ministop Co., Ltd.	46,090	596,577
Mirait Holdings Corp.	136,841	2,729,097
Mitsubishi HC Capital, Inc.	525,196	2,815,770
Mitsubishi Logisnext Co., Ltd.	104,848	922,884
Mitsubishi Logistics Corp.	64,925	1,852,720
Mitsui E&S Holdings Co., Ltd. *	389,161	1,636,559
Mitsui-Soko Holdings Co., Ltd.	48,724	1,189,937
Miura Co., Ltd.	26,965	1,212,517
Mixi, Inc.	83,400	1,919,885
Mizuho Leasing Co., Ltd.	26,445	846,115
Mizuno Corp.	62,815	1,495,187
Modec, Inc.	38,122	563,884
MonotaRO Co., Ltd.	10,439	231,186
Morinaga & Co., Ltd.	45,415	1,595,684
Morinaga Milk Industry Co., Ltd.	66,889	4,225,466
MOS Food Services, Inc.	23,115	695,386
Musashi Seimitsu Industry Co., Ltd.	91,286	1,609,512
Nabtesco Corp.	78,247	3,105,379
Nachi-Fujikoshi Corp.	41,106	1,610,789
Nankai Electric Railway Co., Ltd.	110,540	2,377,626
NEC Networks & System Integration Corp.	56,953	1,088,152
NET One Systems Co., Ltd.	41,875	1,330,273
Nexon Co., Ltd.	96,454	1,764,724
Security	Number of Shares	Value ($)
Nichi-iko Pharmaceutical Co., Ltd.	95,869	743,495
Nichias Corp.	80,008	2,125,827
Nichicon Corp.	94,304	939,091
Nichiha Corp.	40,863	1,205,135
Nichireki Co., Ltd.	19,709	230,889
Nifco, Inc.	89,233	2,822,544
Nihon Kohden Corp.	61,908	2,082,196
Nihon M&A Center, Inc.	11,206	335,588
Nihon Parkerizing Co., Ltd.	121,380	1,269,485
Nihon Unisys Ltd.	55,189	1,504,561
Nikkiso Co., Ltd.	94,180	767,259
Nippn Corp.	112,534	1,656,358
Nippo Corp.	76,989	2,267,062
Nippon Building Fund, Inc.	392	2,551,247
Nippon Chemi-Con Corp. *	48,237	951,041
Nippon Denko Co., Ltd.	260,828	778,733
Nippon Densetsu Kogyo Co., Ltd.	58,949	999,654
Nippon Gas Co., Ltd.	84,269	1,198,912
Nippon Holdings Co., Ltd.	96,148	2,011,179
Nippon Kayaku Co., Ltd.	286,958	3,181,457
Nippon Koei Co., Ltd.	25,939	731,940
Nippon Paint Holdings Co., Ltd.	140,544	1,751,363
Nippon Prologis REIT, Inc.	372	1,342,600
Nippon Sanso Holdings Corp.	104,012	2,527,872
Nippon Sheet Glass Co., Ltd. *	530,962	2,754,855
Nippon Shinyaku Co., Ltd.	17,354	1,410,625
Nippon Signal Company Ltd.	95,484	806,564
Nippon Soda Co., Ltd.	50,213	1,608,864
Nippon Suisan Kaisha Ltd.	696,745	3,843,323
Nippon Television Holdings, Inc.	55,332	588,778
Nippon Thompson Co., Ltd.	46,795	241,940
Nippon Yakin Kogyo Co., Ltd.	42,511	1,041,299
Nipro Corp.	175,063	2,041,286
Nishi-Nippon Financial Holdings, Inc.	216,211	1,367,801
Nishi-Nippon Railroad Co., Ltd.	92,508	2,289,543
Nishimatsu Construction Co., Ltd.	111,620	3,525,591
Nishimatsuya Chain Co., Ltd. (a)	58,665	705,411
Nishio Rent All Co., Ltd.	42,674	1,135,410
Nissan Chemical Corp.	58,648	3,293,812
Nissha Co., Ltd.	79,891	1,292,975
Nisshinbo Holdings, Inc.	421,677	3,504,379
Nissin Electric Co., Ltd.	63,361	721,506
Nitta Corp.	27,487	689,302
Nittetsu Mining Co., Ltd.	21,230	1,288,950
Nitto Boseki Co., Ltd.	20,779	656,318
Nitto Kogyo Corp.	47,366	747,181
Noevir Holdings Co., Ltd.	5,553	295,189
NOF Corp.	46,081	2,554,463
Nojima Corp.	58,415	1,440,435
Nomura Co., Ltd.	94,262	774,791
Nomura Real Estate Master Fund, Inc.	1,079	1,666,724
Nomura Research Institute Ltd.	97,342	3,663,837
North Pacific Bank Ltd.	334,946	774,406
NS Solutions Corp.	33,295	1,130,442
NSD Co., Ltd.	42,143	786,009
Obic Co., Ltd.	7,910	1,508,415
Ohsho Food Service Corp.	10,154	548,090
Okamoto Industries, Inc.	20,614	782,454
Okamura Corp.	180,755	2,783,884
Okasan Securities Group, Inc.	241,708	897,659
Oki Electric Industry Co., Ltd.	270,637	2,433,910
OKUMA Corp.	43,070	2,066,074
Okumura Corp.	72,376	1,989,582
Okuwa Co., Ltd.	56,018	567,013
Onward Holdings Co., Ltd.	603,038	1,586,364
Open House Co., Ltd.	33,775	1,647,861
Oracle Corp. Japan	10,507	864,585
Orient Corp.	704,644	962,103

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Orix JREIT, Inc.	670	1,195,949
Osaka Soda Co., Ltd.	34,600	840,277
OSG Corp.	100,159	1,802,424
Outsourcing, Inc.	69,650	1,191,899
Pacific Industrial Co., Ltd.	101,300	1,159,058
Paramount Bed Holdings Co., Ltd.	44,431	860,229
Park24 Co., Ltd. *	111,198	2,148,856
Pasona Group, Inc.	15,017	364,695
Penta-Ocean Construction Co., Ltd.	433,612	2,758,918
Pigeon Corp.	42,972	1,245,820
Pilot Corp.	45,867	1,770,217
Piolax, Inc.	47,837	664,475
Plenus Co., Ltd.	50,149	920,266
Pola Orbis Holdings, Inc.	63,964	1,399,686
Press Kogyo Co., Ltd.	526,323	1,657,635
Prima Meat Packers Ltd.	51,875	1,409,493
Qol Holdings Co., Ltd.	50,994	725,502
Raito Kogyo Co., Ltd.	57,770	1,012,263
Raiznext Corp.	77,613	782,771
Relia, Inc.	60,212	653,859
Relo Group, Inc.	44,901	1,007,882
Rengo Co., Ltd.	398,804	3,256,210
Resorttrust, Inc.	65,532	1,135,148
Restar Holdings Corp.	58,125	1,018,484
Retail Partners Co., Ltd. (a)	51,652	559,963
Rinnai Corp.	29,990	3,229,398
Rohto Pharmaceutical Co., Ltd.	63,506	2,000,098
Round One Corp.	94,144	1,113,172
Royal Holdings Co., Ltd. *	42,659	750,979
Ryobi Ltd.	141,644	1,678,686
Ryosan Co., Ltd.	102,639	2,080,621
Ryoyo Electro Corp.	24,458	510,710
S Foods, Inc.	42,210	1,217,966
Saibu Gas Holdings Co., Ltd.	18,334	408,034
Saizeriya Co., Ltd.	46,425	1,055,190
Sakata INX Corp.	95,989	996,937
Sakata Seed Corp.	18,677	612,026
SAMTY Co., Ltd.	14,664	308,737
San-A Co., Ltd.	30,688	1,132,713
Sanden Holdings Corp. *	221,113	631,981
Sangetsu Corp.	97,561	1,428,870
Sanken Electric Co., Ltd. *	30,490	1,504,240
Sanki Engineering Co., Ltd.	98,736	1,343,622
Sankyo Co., Ltd.	57,726	1,472,312
Sanoh Industrial Co., Ltd.	73,651	752,198
Sanrio Co., Ltd. *	45,499	904,099
Sanwa Holdings Corp.	274,426	3,652,019
Sanyo Chemical Industries Ltd.	20,406	1,094,041
Sanyo Denki Co., Ltd.	12,327	805,642
Sanyo Special Steel Co., Ltd. *	61,081	1,009,121
Sapporo Holdings Ltd.	131,291	2,834,719
Sato Holdings Corp.	36,048	883,973
Sawai Group Holdings Co., Ltd.	43,982	1,991,721
SCREEN Holdings Co., Ltd.	35,601	3,059,106
SCSK Corp.	30,684	1,941,141
Sega Sammy Holdings, Inc.	246,809	3,338,414
Seiko Holdings Corp.	80,698	1,604,998
Seiren Co., Ltd.	61,474	1,071,011
Sekisui Jushi Corp.	31,120	619,227
Senko Group Holdings Co., Ltd.	226,636	1,996,938
Senshu Ikeda Holdings, Inc.	529,623	809,910
Seven Bank Ltd.	649,392	1,483,683
Sharp Corp.	129,409	1,711,554
Shibaura Machine Co., Ltd.	37,731	902,577
Shibuya Corp.	20,577	583,446
Shima Seiki Manufacturing Ltd.	43,498	826,723
Shindengen Electric Manufacturing Co., Ltd. *	27,456	1,014,667
Security	Number of Shares	Value ($)
Shinko Electric Industries Co., Ltd.	49,423	1,666,778
Shinmaywa Industries Ltd.	185,237	1,551,229
Shinsei Bank Ltd.	142,064	1,765,132
Ship Healthcare Holdings, Inc.	76,436	1,946,732
SHO-BOND Holdings Co., Ltd.	18,251	821,511
Shochiku Co., Ltd. *	5,030	541,643
Shoei Foods Corp.	19,704	747,016
Showa Sangyo Co., Ltd.	47,327	1,213,977
Siix Corp.	86,549	1,009,187
SKY Perfect JSAT Holdings, Inc.	274,167	1,018,206
Skylark Holdings Co., Ltd. *(a)	220,755	3,172,876
Sodick Co., Ltd.	29,581	241,258
Sohgo Security Services Co., Ltd.	62,632	2,841,985
Sotetsu Holdings, Inc.	83,385	1,677,415
Square Enix Holdings Co., Ltd.	41,244	2,406,463
St Marc Holdings Co., Ltd.	42,545	583,609
Star Micronics Co., Ltd.	41,878	600,000
Starts Corp., Inc.	40,505	1,053,366
Sugi Holdings Co., Ltd.	36,444	2,819,716
Sumitomo Bakelite Co., Ltd.	46,764	2,021,928
Sumitomo Dainippon Pharma Co., Ltd.	151,541	2,720,179
Sumitomo Densetsu Co., Ltd.	12,067	242,087
Sumitomo Mitsui Construction Co., Ltd.	514,570	2,238,890
Sumitomo Osaka Cement Co., Ltd.	90,011	2,447,323
Sundrug Co., Ltd.	89,265	2,969,812
Suruga Bank Ltd.	497,630	1,639,742
SWCC Showa Holdings Co., Ltd.	43,899	915,861
T-Gaia Corp.	51,130	915,928
Tadano Ltd.	230,450	2,513,008
Taikisha Ltd.	53,990	1,739,710
Taisho Pharmaceutical Holdings Co., Ltd.	37,907	2,215,210
Taiyo Holdings Co., Ltd.	11,565	628,464
Takara Holdings, Inc.	172,428	2,236,573
Takara Leben Co., Ltd.	87,490	254,841
Takara Standard Co., Ltd.	96,978	1,467,117
Takasago Thermal Engineering Co., Ltd.	119,444	2,312,556
Takeuchi Manufacturing Co., Ltd.	41,923	1,012,777
Takuma Co., Ltd.	58,735	887,494
Tamura Corp.	145,810	982,154
Tanseisha Co., Ltd.	33,359	266,605
TBS Holdings, Inc.	49,630	726,877
TechnoPro Holdings, Inc.	45,259	1,215,723
The 77 Bank Ltd.	71,597	813,336
The Awa Bank Ltd.	32,259	642,772
The Bank of Kyoto Ltd.	31,208	1,383,424
The Chiba Bank Ltd.	456,491	2,854,627
The Chugoku Bank Ltd.	152,628	1,232,305
The Gunma Bank Ltd.	515,106	1,664,506
The Hachijuni Bank Ltd.	466,260	1,608,525
The Hokkoku Bank Ltd.	27,391	526,079
The Hyakugo Bank Ltd.	194,364	573,220
The Iyo Bank Ltd.	222,313	1,191,902
The Japan Steel Works Ltd.	77,462	1,834,663
The Japan Wool Textile Co., Ltd.	98,204	918,931
The Juroku Bank Ltd.	40,531	857,401
The Kiyo Bank Ltd.	54,629	780,698
The Musashino Bank Ltd.	46,572	762,634
The Nanto Bank Ltd.	37,305	683,891
The Nisshin Oillio Group Ltd.	62,821	1,749,793
The Ogaki Kyoritsu Bank Ltd.	36,225	644,967
The Okinawa Electric Power Co., Inc.	114,082	1,484,956
The San-In Godo Bank Ltd.	180,983	943,958
The Shiga Bank Ltd.	40,615	694,662
The Shizuoka Bank Ltd.	357,951	2,808,609
The Sumitomo Warehouse Co., Ltd.	88,314	1,437,333
THK Co., Ltd.	109,682	2,548,863
TKC Corp.	30,966	1,061,232
Toa Corp. (a)	42,415	889,920

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Toagosei Co., Ltd.	194,457	2,226,715
Tocalo Co., Ltd.	19,756	240,251
Toda Corp.	369,804	2,706,375
Toei Co., Ltd.	4,072	726,481
Toho Co., Ltd.	71,300	3,089,277
Toho Zinc Co., Ltd.	50,939	942,645
Tokai Carbon Co., Ltd.	160,979	2,139,353
TOKAI Holdings Corp.	170,883	1,426,358
Tokai Rika Co., Ltd.	180,756	2,634,174
Tokai Tokyo Financial Holdings, Inc.	286,798	1,039,010
Token Corp.	17,411	1,660,907
Tokuyama Corp.	132,761	2,658,604
Tokyo Century Corp.	28,428	1,627,636
Tokyo Ohka Kogyo Co., Ltd.	23,081	1,451,754
Tokyo Seimitsu Co., Ltd.	33,084	1,451,528
Tokyo Steel Manufacturing Co., Ltd.	159,258	1,722,178
Tokyo Tatemono Co., Ltd.	202,910	3,112,173
Tokyu Construction Co., Ltd.	251,507	1,719,295
Tomy Co., Ltd.	167,870	1,650,279
Topcon Corp.	121,098	2,059,085
Toppan Forms Co., Ltd.	108,176	1,016,181
Topre Corp.	146,309	1,785,913
Toshiba TEC Corp.	33,004	1,414,972
Totetsu Kogyo Co., Ltd.	47,775	1,068,480
Towa Pharmaceutical Co., Ltd.	33,804	908,332
Toyo Construction Co., Ltd.	181,006	929,250
Toyo Ink SC Holdings Co., Ltd.	108,821	2,003,867
Toyo Tire Corp.	159,691	2,843,215
Toyobo Co., Ltd.	217,822	2,702,452
Toyota Boshoku Corp.	204,775	3,860,268
TPR Co., Ltd.	113,518	1,536,512
Trancom Co., Ltd.	10,868	827,021
Transcosmos, Inc.	40,729	1,275,330
Trend Micro, Inc.	52,351	2,873,444
Trusco Nakayama Corp.	52,340	1,402,594
TSI Holdings Co., Ltd. *	455,088	1,284,155
Tsubaki Nakashima Co., Ltd.	66,481	935,551
Tsubakimoto Chain Co.	93,295	2,883,092
Tsumura & Co.	53,581	1,846,023
TV Asahi Holdings Corp.	43,126	666,557
UACJ Corp. *	100,295	2,491,399
Uchida Yoko Co., Ltd.	13,896	659,004
Ulvac, Inc.	55,097	2,979,029
Unipres Corp.	304,008	2,523,715
United Arrows Ltd. *	83,644	1,349,146
United Super Markets Holdings, Inc. (a)	204,628	2,041,437
United Urban Investment Corp.	875	1,239,305
Unitika Ltd. *	67,997	216,011
Ushio, Inc.	142,166	2,573,896
USS Co., Ltd.	92,328	1,530,396
V Technology Co., Ltd.	4,992	206,296
Valor Holdings Co., Ltd.	106,890	2,391,549
Valqua Ltd.	12,881	250,562
VT Holdings Co., Ltd.	209,593	1,028,314
Wacoal Holdings Corp.	109,199	2,298,089
Wacom Co., Ltd.	90,788	592,527
Wakita & Co., Ltd.	83,189	767,829
Warabeya Nichiyo Holdings Co., Ltd.	77,110	1,690,861
Welcia Holdings Co., Ltd.	62,148	2,197,751
World Co., Ltd. *	64,569	818,720
Xebio Holdings Co., Ltd.	123,277	1,239,952
YAMABIKO Corp.	75,366	868,499
Yamaguchi Financial Group, Inc.	258,715	1,511,879
Yamato Kogyo Co., Ltd.	47,691	1,805,885
Yamazen Corp.	206,794	2,061,164
Yaoko Co., Ltd.	21,552	1,402,665
Yellow Hat Ltd.	54,703	969,975
Yokogawa Bridge Holdings Corp.	45,693	931,661
Security	Number of Shares	Value ($)
Yokohama Reito Co., Ltd.	94,094	769,128
Yondoshi Holdings, Inc.	38,693	618,468
Yoshinoya Holdings Co., Ltd. *	68,304	1,271,452
Yuasa Trading Co., Ltd.	58,463	1,581,577
Zenkoku Hosho Co., Ltd.	17,756	846,909
Zenrin Co., Ltd.	60,732	575,478
Zensho Holdings Co., Ltd.	68,928	1,709,711
Zeon Corp.	193,890	2,576,729
ZERIA Pharmaceutical Co., Ltd.	33,117	651,729
Zojirushi Corp.	40,880	643,750
ZOZO, Inc.	22,579	862,178
		841,847,393

Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(b)	8,470	—

Netherlands 1.8%
Accell Group N.V. *	22,556	1,075,699
Adyen N.V. *	424	1,368,646
AMG Advanced Metallurgical Group N.V.	25,757	911,537
Arcadis N.V.	74,663	3,698,182
ASM International N.V.	11,691	4,534,888
BE Semiconductor Industries N.V.	25,904	2,356,368
Boskalis Westminster	138,104	4,545,131
Corbion N.V.	35,212	1,892,084
Eurocommercial Properties N.V.	64,303	1,624,398
Flow Traders	14,655	596,832
Fugro N.V. CVA *	152,087	1,508,060
GrandVision N.V. *	28,963	969,268
Heijmans N.V. CVA	16,627	238,668
IMCD N.V.	16,310	3,212,385
Intertrust N.V. *	68,530	1,062,976
JDE Peet's N.V.	15,350	527,289
Koninklijke BAM Groep N.V. *	894,721	2,953,059
Koninklijke Vopak N.V.	46,262	2,002,547
OCI N.V. *	58,195	1,419,265
PostNL N.V.	506,968	2,654,724
SBM Offshore N.V.	170,467	3,104,943
Sligro Food Group N.V. *	91,466	2,580,507
TKH Group N.V.	44,755	2,741,930
TomTom N.V. *	78,247	626,708
Van Lanschot Kempen N.V.	29,943	865,982
Wereldhave N.V.	85,262	1,351,696
		50,423,772

New Zealand 0.9%
Air New Zealand Ltd. *	2,105,830	2,238,105
Auckland International Airport Ltd. *	317,324	1,610,343
Chorus Ltd.	313,034	1,548,913
EBOS Group Ltd.	106,031	2,682,200
Fisher & Paykel Healthcare Corp., Ltd.	78,060	1,818,598
Freightways Ltd.	106,134	956,191
Genesis Energy Ltd.	570,852	1,362,083
Infratil Ltd.	264,314	1,390,630
Mercury NZ Ltd.	394,432	1,846,180
Meridian Energy Ltd.	676,941	2,501,441
Ryman Healthcare Ltd.	63,329	690,007
SKYCITY Entertainment Group Ltd. *	826,008	1,895,318
The a2 Milk Co., Ltd. *	79,850	338,901
Z Energy Ltd.	1,067,493	2,637,256
		23,516,166

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Norway 1.5%
Aker A.S.A., A Shares	27,330	1,971,574
Aker BP A.S.A.	76,373	1,991,496
Aker Solutions A.S.A. *	622,978	1,151,801
Austevoll Seafood A.S.A.	134,062	1,720,175
Bakkafrost P/F	17,012	1,493,400
Bank Norwegian A.S.A.	85,615	1,011,013
Borregaard A.S.A.	71,435	1,866,836
BW LPG Ltd.	165,309	879,967
BW Offshore Ltd.	184,057	571,706
DNO A.S.A. *	939,381	853,124
Elkem A.S.A. *	386,570	1,644,799
Entra A.S.A.	60,704	1,373,020
Europris A.S.A.	139,841	986,317
Fjordkraft Holding A.S.A.	37,488	231,680
Frontline Ltd. *	93,406	659,449
Gjensidige Forsikring A.S.A.	96,278	2,248,424
Grieg Seafood A.S.A. *	31,336	311,548
Kongsberg Automotive A.S.A. *	2,751,859	784,904
Kongsberg Gruppen A.S.A.	48,123	1,339,982
Leroy Seafood Group A.S.A.	218,034	1,922,529
PGS A.S.A. *	3,173,538	1,572,670
Salmar A.S.A.	26,631	1,782,875
Schibsted A.S.A., A Shares	16,243	865,761
Schibsted A.S.A., B Shares	22,523	1,046,805
SpareBank 1 Nord Norge	122,415	1,231,835
SpareBank 1 SMN	120,239	1,723,748
SpareBank 1 SR-Bank A.S.A.	123,566	1,664,987
Storebrand A.S.A.	277,272	2,459,516
TGS Nopec Geophysical Co. A.S.A.	156,878	1,739,014
Tomra Systems A.S.A.	24,640	1,512,589
Veidekke A.S.A.	126,587	1,622,808
XXL A.S.A. *	287,449	609,215
		42,845,567

Poland 1.0%
Alior Bank S.A. *	250,150	2,856,393
Asseco Poland S.A.	114,809	2,515,795
Bank Millennium S.A. *	727,152	1,253,448
Cyfrowy Polsat S.A.	294,778	2,814,742
Enea S.A. *	1,076,824	2,795,558
Eurocash S.A.	244,472	759,825
Jastrzebska Spolka Weglowa S.A. *	194,436	2,048,566
LPP S.A.	440	1,604,262
mBank S.A. *	12,933	1,253,171
Orange Polska S.A. *	1,346,664	2,912,238
Santander Bank Polska S.A. *	27,706	2,185,335
Tauron Polska Energia S.A. *	4,214,633	3,994,699
		26,994,032

Portugal 0.4%
Banco Espirito Santo S.A. *(b)	45,383	—
CTT-Correios de Portugal S.A.	287,013	1,560,194
EDP Renovaveis S.A.	43,244	1,149,586
Mota-Engil, SGPS, S.A. *(a)	402,907	641,600
NOS, SGPS S.A.	457,430	1,927,704
REN - Redes Energeticas Nacionais, SGPS, S.A.	435,957	1,276,270
Sonae, SGPS, S.A.	2,475,843	2,694,644
The Navigator Co. S.A.	525,920	1,959,314
		11,209,312

Security	Number of Shares	Value ($)
Republic of Korea 8.3%
AJ Networks Co., Ltd.	63,241	322,355
AK Holdings, Inc.	34,468	817,517
AMOREPACIFIC Group	40,011	1,994,597
Asiana Airlines, Inc. *	93,390	1,908,959
BGF retail Co., Ltd.	9,971	1,535,058
Binggrae Co., Ltd.	9,996	492,278
Celltrion, Inc. *	5,854	1,479,341
Cheil Worldwide, Inc.	82,707	1,647,791
Chong Kun Dang Pharmaceutical Corp.	2,175	241,990
CJ CGV Co., Ltd. *	12,007	313,780
CJ ENM Co., Ltd.	12,609	1,664,960
CJ Logistics Corp. *	9,376	1,382,807
Com2uSCorp	6,937	617,447
Dae Han Flour Mills Co., Ltd.	2,065	293,868
Daesang Corp.	47,880	1,042,710
Daewoo Engineering & Construction Co., Ltd. *	479,710	3,040,984
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	87,209	2,109,804
Daou Technology, Inc.	31,683	711,839
DB HiTek Co., Ltd.	23,157	1,194,350
DGB Financial Group, Inc.	350,326	2,749,551
DL Holdings Co., Ltd.	36,064	2,248,848
Dongkuk Steel Mill Co., Ltd.	276,770	4,845,773
Dongwon Industries Co., Ltd.	2,709	570,094
Doosan Bobcat, Inc. *	35,647	1,332,785
Doosan Co., Ltd.	34,112	2,633,166
Doosan Heavy Industries & Construction Co., Ltd. *	484,104	8,726,356
Doosan Infracore Co., Ltd. *	103,456	1,052,896
Easy Holdings Co., Ltd.	59,628	241,454
Fila Holdings Corp.	31,470	1,218,684
Green Cross Corp.	2,134	708,603
Green Cross Holdings Corp.	18,151	542,440
GS Global Corp. *	127,202	311,025
GS Retail Co., Ltd.	85,001	2,514,584
Halla Holdings Corp.	18,679	745,098
Handsome Co., Ltd.	21,644	758,833
Hanjin Transportation Co., Ltd.	26,994	912,644
Hanmi Pharm Co., Ltd.	982	261,709
Hanon Systems	121,185	1,719,344
Hansol Chemical Co., Ltd.	1,165	291,891
Hansol Paper Co., Ltd.	68,468	1,033,412
Hanssem Co., Ltd.	8,560	856,406
Hanwha Aerospace Co., Ltd.	48,273	2,119,191
Hanwha General Insurance Co., Ltd. *	502,488	1,854,887
Hanwha Life Insurance Co., Ltd.	1,448,386	4,166,085
Harim Holdings Co., Ltd.	141,800	1,259,683
HDC Holdings Co., Ltd.	85,785	869,355
HDC Hyundai Development Co-Engineering & Construction	71,846	1,852,771
Hite Jinro Co., Ltd.	24,449	703,242
HMM Co., Ltd. *	125,608	4,550,033
Hotel Shilla Co., Ltd.	25,517	1,976,305
HS Industries Co., Ltd.	41,850	256,272
Huchems Fine Chemical Corp.	34,711	800,827
Hyosung Advanced Materials Corp. *	6,497	3,468,578
Hyosung Chemical Corp. *	4,945	1,646,272
Hyosung Corp.	13,856	1,434,059
Hyosung Heavy Industries Corp. *	18,794	1,329,172
Hyosung TNC Corp.	5,675	3,803,075
Hyundai Construction Equipment Co., Ltd. *	60,037	2,552,783
Hyundai Corp.	71,563	1,123,331
Hyundai Department Store Co., Ltd.	30,394	2,118,104
Hyundai Elevator Co., Ltd.	19,695	852,722

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Hyundai Greenfood Co., Ltd.	158,943	1,362,623
Hyundai Home Shopping Network Corp.	11,565	735,125
Hyundai Mipo Dockyard Co., Ltd. *	25,890	1,703,745
Hyundai Wia Corp.	66,172	5,222,078
Innocean Worldwide, Inc.	4,952	249,853
Interpark Holdings Corp.	362,751	3,000,373
INTOPS Co., Ltd.	8,641	196,751
IS Dongseo Co., Ltd.	18,169	792,920
JB Financial Group Co., Ltd.	282,218	2,017,842
Kakao Corp.	16,059	2,146,833
Kangwon Land, Inc. *	109,556	2,617,363
KCC Corp.	10,404	3,230,359
KEPCO Plant Service & Engineering Co., Ltd.	37,548	1,217,650
KIWOOM Securities Co., Ltd.	2,382	242,422
Kolon Corp.	35,634	1,003,450
Kolon Industries, Inc.	59,165	4,439,480
Korea Aerospace Industries Ltd.	51,473	1,458,354
Korea Electric Terminal Co., Ltd.	12,948	924,658
Korea Investment Holdings Co., Ltd.	22,790	1,873,205
Korea PetroChemical Ind Co., Ltd.	7,523	1,502,069
Korean Reinsurance Co.	214,405	1,743,792
Kumho Petrochemical Co., Ltd.	17,672	2,964,512
Kumho Tire Co., Inc. *	254,117	1,295,296
KUMHOE&C Co., Ltd.	29,261	330,604
Kwang Dong Pharmaceutical Co., Ltd.	43,689	312,751
LF Corp.	78,216	1,241,256
LG Hausys Ltd.	22,219	1,688,295
LG HelloVision Co., Ltd.	161,220	1,083,189
LG Innotek Co., Ltd.	19,323	3,583,117
LG International Corp.	136,598	3,269,304
Lotte Chilsung Beverage Co., Ltd.	6,522	815,637
Lotte Corp.	23,152	708,867
LOTTE Fine Chemical Co., Ltd.	25,889	1,565,241
Lotte Food Co., Ltd.	685	248,135
LOTTE Himart Co., Ltd.	65,066	1,759,299
LS Corp.	58,539	3,362,540
LS Electric Co., Ltd.	24,766	1,465,305
Mando Corp. *	65,170	3,411,806
Meritz Financial Group, Inc.	80,371	1,992,899
Meritz Fire & Marine Insurance Co., Ltd.	173,874	3,981,504
Meritz Securities Co., Ltd.	303,790	1,404,385
Mirae Asset Securities Co., Ltd.	134,651	1,024,298
NCSoft Corp.	3,233	1,840,338
Netmarble Corp.	2,299	255,786
Nexen Tire Corp.	129,756	937,820
NH Investment & Securities Co., Ltd.	108,363	1,238,354
NHN Corp. *	3,947	240,337
NICE Holdings Co., Ltd.	18,389	286,275
NongShim Co., Ltd.	4,985	1,283,386
OCI Co., Ltd. *	33,010	3,615,740
Orion Corp.	13,778	1,503,227
Ottogi Corp.	1,487	663,055
Pan Ocean Co., Ltd.	235,007	1,684,340
Partron Co., Ltd.	77,731	669,072
Poongsan Corp.	63,610	1,944,866
S-1 Corp.	20,903	1,480,130
Samsung Card Co., Ltd.	52,393	1,540,904
Samsung Engineering Co., Ltd. *	120,009	2,313,339
Samsung Heavy Industries Co., Ltd. *	620,177	3,369,800
Samsung Securities Co., Ltd.	40,625	1,732,637
SAMT Co., Ltd.	103,465	450,643
Samyang Corp.	5,183	287,882
Samyang Holdings Corp.	17,996	1,637,482
Seah Besteel Corp.	54,744	1,381,053
Sebang Global Battery Co., Ltd.	4,582	330,772
Seohan Co., Ltd.	194,301	346,891
Seoul Semiconductor Co., Ltd.	46,767	665,536
Security	Number of Shares	Value ($)
Seoyeon Co., Ltd.	27,265	300,998
Seoyon E-Hwa Co., Ltd.	132,162	835,523
SFA Engineering Corp.	21,313	713,221
Shinsegae, Inc.	10,548	2,447,205
SK Chemicals Co., Ltd.	2,586	602,199
SK Discovery Co., Ltd.	15,482	639,603
SK Gas Ltd.	12,154	1,252,665
SK Materials Co., Ltd.	979	341,546
SK Networks Co., Ltd.	872,068	4,181,895
SKC Co., Ltd.	12,899	1,774,454
SL Corp.	30,131	714,651
SNT Motiv Co., Ltd.	12,112	569,325
SSANGYONG C&E Co., Ltd.	168,529	1,225,322
Sungwoo Hitech Co., Ltd.	323,962	1,737,931
Taekwang Industrial Co., Ltd.	2,378	2,266,325
Tongyang, Inc.	497,848	749,273
Unid Co., Ltd.	4,036	462,968
WONIK IPS Co., Ltd.	19,183	749,485
Young Poong Corp.	1,548	953,273
Youngone Corp.	46,185	1,659,067
Yuhan Corp.	19,665	1,060,039
		229,950,596

Singapore 1.4%
Ascendas Real Estate Investment Trust	922,137	2,084,080
Ascott Residence Trust	912,399	685,096
CapitaLand Integrated Commercial Trust	1,247,477	1,910,492
City Developments Ltd.	474,452	2,412,647
First Resources Ltd.	487,533	532,803
Genting Singapore Ltd.	5,047,609	2,870,732
Golden Agri-Resources Ltd.	26,437,822	4,520,630
Keppel Infrastructure Trust	2,476,278	994,120
Mapletree Commercial Trust	563,884	851,003
Mapletree Industrial Trust	382,060	829,392
Mapletree Logistics Trust	570,730	861,335
Mapletree North Asia Commercial Trust	1,107,936	815,446
NetLink NBN Trust	516,188	372,242
SATS Ltd. *	563,479	1,704,973
Sembcorp Industries Ltd.	1,841,955	2,642,906
Sembcorp Marine Ltd. *	12,569,443	794,292
Singapore Exchange Ltd.	280,227	2,062,484
Singapore Press Holdings Ltd.	2,939,107	4,238,992
Singapore Technologies Engineering Ltd.	1,033,765	2,905,087
StarHub Ltd.	1,218,880	1,105,519
Suntec Real Estate Investment Trust	758,643	834,727
UOL Group Ltd.	296,648	1,543,778
		37,572,776

Spain 1.4%
Abengoa S.A., B Shares *(b)	192,522,094	—
Acerinox S.A.	314,879	4,281,969
Almirall S.A.	48,224	818,596
Applus Services S.A.	188,933	1,841,078
Atresmedia Corp de Medios de Comunicaion S.A. *	65,647	287,344
Cellnex Telecom S.A.	21,975	1,504,542
Cia de Distribucion Integral Logista Holdings S.A.	62,321	1,352,893
Cie Automotive S.A.	44,479	1,277,977
Construcciones y Auxiliar de Ferrocarriles S.A. *	17,165	735,526
Ebro Foods S.A.	90,142	1,808,937
Ence Energia y Celulosa S.A. *	194,760	580,279
Faes Farma S.A.	171,775	670,363
Gestamp Automocion S.A. *	409,178	1,901,143
Grupo Catalana Occidente S.A.	36,894	1,398,003

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Indra Sistemas S.A. *	91,497	986,649
Inmobiliaria Colonial Socimi S.A.	80,431	870,168
Mediaset Espana Comunicacion S.A. *	404,422	2,468,156
Melia Hotels International S.A. *	183,073	1,278,497
Merlin Properties Socimi S.A.	137,358	1,604,254
Obrascon Huarte Lain S.A. *(a)	1,276,254	933,310
Prosegur Cash S.A.	665,433	644,118
Prosegur Cia de Seguridad S.A.	608,184	1,975,745
Sacyr S.A.	503,514	1,243,428
Siemens Gamesa Renewable Energy S.A. *	73,228	2,170,557
Tecnicas Reunidas S.A. *(a)	64,509	620,239
Unicaja Banco S.A.	2,230,216	2,062,687
Viscofan S.A.	25,359	1,790,114
Zardoya Otis S.A.	127,667	842,438
		37,949,010

Sweden 3.5%
AAK AB	94,445	2,256,539
AddTech AB, B shares	48,908	1,024,737
AF Poyry AB	50,192	1,684,948
Arjo AB, B Shares	127,777	1,637,399
Attendo AB *	140,123	692,290
Axfood AB	94,444	2,495,941
Beijer Ref AB	49,972	1,146,528
Betsson AB, B Shares *	136,167	1,290,951
Bilia AB, A Shares	104,924	2,106,095
BillerudKorsnas AB	177,862	3,890,310
Bonava AB, B Shares	133,819	1,418,951
Bravida Holding AB	122,679	1,942,721
Castellum AB	91,659	2,666,378
Clas Ohlson AB, B Shares *	75,251	893,745
Cloetta AB, B Shares	289,054	998,463
Concentric AB	29,608	630,639
Coor Service Management Holding AB	105,057	1,065,328
Dometic Group AB	170,692	2,701,070
Dustin Group AB	25,473	289,565
Electrolux Professional AB, B Shares *	214,173	1,674,728
Elekta AB, B Shares	127,278	1,593,434
Evolution AB	1,902	306,129
Fabege AB	64,291	1,164,340
Fastighets AB Balder, B Shares *	14,058	1,003,742
Fingerprint Cards AB, B Shares *	83,754	269,140
Getinge AB, B Shares	110,229	4,517,033
Granges AB	108,615	1,350,356
Hexpol AB	199,662	2,563,192
Holmen AB, B Shares	54,241	2,753,286
Indutrade AB	76,071	2,509,679
International Petroleum Corp. *	104,066	454,637
Intrum AB	47,912	1,428,711
Inwido AB	52,900	1,036,733
JM AB	70,894	2,739,365
Kinnevik AB, B Shares *	63,004	2,465,854
Kungsleden AB	83,197	1,246,224
L E Lundbergfortagen AB, B Shares	35,780	2,281,331
Lifco AB, B Shares	46,100	1,362,937
Lindab International AB	50,416	1,420,506
Loomis AB	103,378	3,204,740
Mekonomen AB *	49,922	936,762
Modern Times Group MTG AB, B Shares *	42,274	601,911
Mycronic AB	10,224	315,526
NCC AB, B Shares	109,528	1,957,612
Nibe Industrier AB, B Shares	202,363	2,818,064
Nobia AB	202,202	1,636,126
Nolato AB, B Shares	69,657	803,922
Security	Number of Shares	Value ($)
Nordic Entertainment Group AB, B Shreas *	18,386	1,064,171
Pandox AB *	55,148	912,255
Peab AB	243,248	2,905,916
Ratos AB, B Shares	377,371	2,492,174
Resurs Holding AB	130,364	664,749
Saab AB, B Shares	82,306	2,450,511
SAS AB *	5,988,429	1,337,555
Scandic Hotels Group AB *(a)	297,770	1,164,035
Sweco AB, B Shares	64,950	1,137,554
Swedish Orphan Biovitrum AB *	43,332	942,769
Tethys Oil AB	38,398	225,357
Thule Group AB	34,836	1,899,343
Wallenstam AB, B Shares	39,359	672,944
Wihlborgs Fastigheter AB	41,992	1,019,826
		96,137,777

Switzerland 3.1%
Allreal Holding AG	7,858	1,653,864
ALSO Holding AG *	3,400	1,093,063
ams AG *	72,259	1,469,554
Arbonia AG	53,024	1,102,098
Aryzta AG *	2,792,841	3,893,301
Autoneum Holding AG *	7,272	1,391,607
Banque Cantonale Vaudoise	11,026	935,233
Belimo Holding AG	2,549	1,328,691
BKW AG	12,282	1,423,883
Bobst Group S.A. *	9,448	871,004
Bucher Industries AG	4,939	2,496,323
Burckhardt Compression Holding AG	1,982	782,155
Bystronic AG	1,090	1,532,580
Cembra Money Bank AG	13,756	1,005,365
Daetwyler Holding AG	3,481	1,242,604
dormakaba Holding AG	2,060	1,485,323
Emmi AG	1,439	1,660,415
EMS-Chemie Holding AG	2,263	2,451,861
Flughafen Zuerich AG *	12,586	2,091,140
Forbo Holding AG	714	1,529,248
Galenica AG	46,140	3,608,898
GAM Holding AG *	719,426	1,379,872
Helvetia Holding AG	30,387	3,479,719
Huber & Suhner AG	15,444	1,384,152
Implenia AG *	37,738	870,893
Inficon Holding AG	706	886,305
Interroll Holding AG	75	333,224
Komax Holding AG *	3,094	874,784
Landis & Gyr Group AG *	27,167	2,080,416
Logitech International S.A.	33,374	3,411,540
Mobimo Holding AG *	3,205	1,130,086
OC Oerlikon Corp. AG	193,780	2,161,925
PSP Swiss Property AG	10,558	1,415,340
Rieter Holding AG *	6,518	1,565,373
Schweiter Technologies AG	726	1,114,302
SFS Group AG	11,686	1,668,609
Siegfried Holding AG *	1,270	1,226,260
SIG Combibloc Group AG *	117,612	3,600,066
Softwareone Holding AG *	19,144	541,269
St. Galler Kantonalbank AG	1,272	592,225
Stadler Rail AG (a)	20,602	892,405
Straumann Holding AG	1,302	2,515,736
Sulzer AG	19,774	2,978,890
Tecan Group AG	2,097	1,278,505
Temenos AG	8,743	1,387,732
u-blox Holding AG *	9,626	690,912
Valiant Holding AG	9,797	988,202
Valora Holding AG *	7,759	1,590,678
VAT Group AG	5,367	2,247,455

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Vetropack Holding AG	10,949	747,025
Vifor Pharma AG	23,620	3,362,314
Vontobel Holding AG	13,214	1,236,221
Zehnder Group AG	14,585	1,576,240
Zur Rose Group AG *	1,717	738,495
		86,995,380

United Kingdom 11.8%
4imprint Group plc	8,348	329,732
888 Holdings plc	170,983	959,146
AG Barr plc *	84,599	648,512
Airtel Africa plc	1,296,114	1,658,021
Ascential plc *	159,300	912,901
Ashmore Group plc	185,813	1,020,855
Auto Trader Group plc	151,154	1,308,482
Avast plc	105,992	872,020
AVEVA Group plc	41,576	2,366,577
B&M European Value Retail S.A.	428,847	3,299,223
Babcock International Group plc *	896,073	4,477,825
Bank of Georgia Group plc *	47,225	1,085,390
Beazley plc *	458,163	2,468,591
Biffa plc *	281,662	1,515,662
Big Yellow Group plc	40,616	852,441
Bodycote plc	218,849	2,904,987
Brewin Dolphin Holdings plc	228,554	1,251,899
Britvic plc	191,975	2,576,005
C&C Group plc *	372,714	1,265,955
Capita plc *	4,306,891	2,902,035
Card Factory plc *	2,167,896	1,876,664
Centamin plc	1,247,434	1,704,077
Chemring Group plc	261,212	1,195,315
Cineworld Group plc *(a)	2,627,740	2,397,692
Clarkson plc	17,640	927,384
Close Brothers Group plc	136,457	2,897,738
Coats Group plc	1,314,733	1,380,573
Computacenter plc	54,403	2,199,744
ConvaTec Group plc	766,253	2,376,969
Costain Group plc *	1,293,566	1,050,360
Countryside Properties plc *	290,451	2,250,498
Cranswick plc	46,855	2,557,444
Crest Nicholson Holdings plc *	595,219	3,438,877
De La Rue plc *	459,129	1,118,421
Dechra Pharmaceuticals plc	14,088	1,015,963
Derwent London plc	27,476	1,434,279
Diploma plc	34,187	1,442,549
Domino's Pizza Group plc	168,612	954,663
Dunelm Group plc	51,574	912,786
Electrocomponents plc	212,139	3,106,416
Elementis plc *	971,761	2,048,876
Entain plc *	148,814	3,958,887
Equiniti Group plc *	441,183	1,085,635
Essentra plc	423,082	1,688,574
Euromoney Institutional Investor plc	84,866	1,205,344
Ferrexpo plc	377,153	1,974,493
Flutter Entertainment plc *	25,364	4,927,153
Forterra plc	235,663	1,023,265
Frasers Group plc *	240,851	2,217,543
Fresnillo plc	97,810	1,149,578
Games Workshop Group plc	5,970	950,616
Genuit Group plc	120,524	1,317,017
Genus plc	14,509	1,185,102
Grafton Group plc	278,946	5,363,076
Grainger plc	236,269	1,038,578
Great Portland Estates plc	121,285	1,302,799
Greencore Group plc *	880,116	1,719,989
Greggs plc *	78,512	3,286,947
Halfords Group plc	545,750	2,730,958
Security	Number of Shares	Value ($)
Halma plc	83,386	3,446,243
Hammerson plc (a)	3,983,721	1,992,376
Harbour Energy plc *	391,677	1,922,237
Hargreaves Lansdown plc	75,090	1,558,924
Hikma Pharmaceuticals plc	68,215	2,382,698
Hill & Smith Holdings plc	55,992	1,427,133
Hilton Food Group plc	58,917	961,663
Hiscox Ltd.	227,010	2,870,539
Hochschild Mining plc	265,678	552,116
HomeServe plc	111,430	1,436,942
Howden Joinery Group plc	368,272	4,792,627
Hunting plc	334,389	966,426
Ibstock plc	485,086	1,596,899
IG Group Holdings plc	276,249	3,560,459
IMI plc	208,876	5,240,499
Indivior plc *	762,629	2,040,361
Intermediate Capital Group plc	103,166	3,120,770
Intu Properties plc *(a)(b)	11,806,310	—
Investec plc	664,594	2,797,907
IWG plc *	545,598	2,245,880
J.D. Wetherspoon plc *	84,625	1,296,257
JD Sports Fashion plc	151,493	2,104,730
John Laing Group plc	312,813	1,724,619
John Menzies plc *	140,699	627,384
Jupiter Fund Management plc	622,272	2,286,593
Just Group plc *	1,919,678	2,470,230
Kier Group plc *(a)	2,390,045	4,230,040
Lancashire Holdings Ltd.	170,915	1,470,136
Man Group plc	1,767,028	5,267,437
Marshalls plc	93,146	1,036,434
Marston's plc *	1,779,024	2,114,178
Mediclinic International plc *	494,321	2,132,090
Mitchells & Butlers plc *	556,748	2,257,298
Moneysupermarket.com Group plc	365,710	1,277,397
Morgan Advanced Materials plc	363,035	2,003,504
Morgan Sindall Group plc	69,672	2,464,273
National Express Group plc *	996,630	3,522,301
NewRiver REIT plc	233,131	250,260
Ocado Group plc *	28,366	785,849
OSB Group plc	182,764	1,281,540
Oxford Instruments plc	10,452	376,156
Pagegroup plc *	385,988	3,346,661
Paragon Banking Group plc	207,032	1,601,295
PayPoint plc	81,503	795,275
Petrofac Ltd. *(a)	1,148,695	1,664,679
Petropavlovsk plc *	2,172,720	627,943
Pets at Home Group plc	360,081	2,480,286
Phoenix Group Holdings plc	274,586	2,355,823
Playtech plc *	464,342	2,612,440
Plus500 Ltd.	93,146	1,915,833
Premier Foods plc	1,416,434	2,358,735
Provident Financial plc *	771,254	3,776,598
PZ Cussons plc	187,060	621,721
QinetiQ Group plc	507,748	2,416,410
Quilter plc	527,512	1,095,880
Rathbone Brothers plc	31,647	892,861
Redde Northgate plc	585,002	3,518,327
Redrow plc	311,427	3,043,928
Renishaw plc	11,427	849,226
Rhi Magnesita N.V.	21,936	1,159,274
Rightmove plc	127,898	1,234,602
Rotork plc	435,369	1,998,854
Sabre Insurance Group plc	91,971	279,731
Safestore Holdings plc	58,580	931,170
Saga plc *	596,232	2,924,492
Savills plc	128,343	2,414,561
Schroders plc	59,988	3,120,711
Segro plc	154,783	2,735,179

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Senior plc *	1,799,633	4,398,700
Serco Group plc	861,718	1,580,858
SIG plc *	3,485,797	2,535,388
Softcat plc	32,107	934,119
Spectris plc	88,302	4,788,111
Spirax-Sarco Engineering plc	17,452	3,869,351
Spirent Communications plc	229,065	940,708
SSP Group plc *	738,851	2,772,933
St. James's Place plc	204,713	4,535,955
Stagecoach Group plc *	1,784,670	1,762,290
SThree plc	218,923	1,569,736
Superdry plc *	342,042	1,628,745
Synthomer plc	264,841	1,950,008
TBC Bank Group plc	20,219	395,135
Ted Baker plc *	373,569	791,238
Telecom Plus plc	55,905	792,475
The British Land Co. plc	636,743	4,646,237
The Go-Ahead Group plc *	188,278	2,443,479
The Restaurant Group plc *	1,046,489	1,736,918
The Unite Group plc	50,995	857,974
The Weir Group plc *	151,950	3,662,758
TP ICAP Group plc	498,567	1,394,606
Trinity Mirror plc	663,332	3,738,370
Tritax Big Box REIT plc	117,450	383,088
Tullow Oil plc *(a)	1,783,956	1,094,269
Tyman plc	233,711	1,334,826
Ultra Electronics Holdings plc	50,144	2,209,722
Vesuvius plc	327,471	2,532,833
Victrex plc	57,462	2,095,676
Virgin Money UK plc *	1,713,503	5,011,194
Vistry Group plc	230,089	3,831,587
WH Smith plc *	119,388	2,681,503
Wizz Air Holdings plc *	14,359	960,413
Workspace Group plc	68,592	878,390
		326,492,594
Total Common Stock
(Cost $2,233,280,702)		2,744,369,699

Preferred Stock 0.4% of net assets

Germany 0.3%
Draegerwerk AG & Co. KGaA	19,246	1,624,404
Jungheinrich AG	43,411	2,343,923
Sartorius AG	2,162	1,424,089
Schaeffler AG	231,883	1,989,989
Sixt SE	18,203	1,428,933
		8,811,338

Italy 0.1%
Danieli & C Officine Meccaniche S.p.A. - RSP	77,662	1,475,985

Republic of Korea 0.0%
Mirae Asset Securities Co., Ltd.	33,255	136,238
Total Preferred Stock
(Cost $7,901,371)		10,423,561
Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Singapore 0.0%
Sembcorp Marine Ltd. expires 09/30/21 *	16,158,214	36,038
Total Rights
(Cost $188,491)		36,038

Warrants 0.0% of net assets

Italy 0.0%
Webuild S.p.A expires 08/02/30 *(b)	37,091	99,039
Total Warrants
(Cost $—)		99,039

Short-Term Investments 1.5% of net assets

United States 1.5%
Money Market Funds 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	1,157,897	1,157,897
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	38,805,716	38,805,716
Total Short-Term Investments
(Cost $39,963,613)		39,963,613

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 09/17/21	60	7,054,500	71,375
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $36,360,137.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

CVA —	Dutch Certificate
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,271,754,061	$—	$—	$2,271,754,061
Hong Kong	96,964,722	—	— *	96,964,722
Luxembourg	—	—	— *	—
Portugal	11,209,312	—	— *	11,209,312
Spain	37,949,010	—	— *	37,949,010
United Kingdom	326,492,594	—	— *	326,492,594
Preferred Stock[1]	10,423,561	—	—	10,423,561
Rights [1]	36,038	—	—	36,038
Warrants [1]
Italy	—	—	99,039	99,039
Short-Term Investments[1]	39,963,613	—	—	39,963,613
Futures Contracts[2]	71,375	—	—	71,375
Total	$2,794,864,286	$—	$99,039	$2,794,963,325
*	Level 3 amount shown includes securities determined to have no value at August 31, 2021.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2021; unaudited
Assets
Investments in securities, at value — unaffiliated (cost $2,242,528,461) including securities on loan of $36,360,137		$2,756,086,234
Collateral invested for securities on loan, at value (cost $38,805,716)		38,805,716
Deposit with broker for futures contracts		1,710,720
Foreign currency, at value (cost $1,213,489)		1,216,496
Receivables:
Investments sold		3,791,270
Dividends		3,649,676
Foreign tax reclaims		1,348,209
Income from securities on loan		135,617
Other assets	+	1,515
Total assets		2,806,745,453
Liabilities
Collateral held for securities on loan		38,805,716
Payables:
Investments bought		4,600,783
Management fees		873,569
Variation margin on futures contracts	+	6,599
Total liabilities		44,286,667
Net Assets
Total assets		2,806,745,453
Total liabilities	–	44,286,667
Net assets		$2,762,458,786
Net Assets by Source
Capital received from investors		2,354,808,742
Total distributable earnings		407,650,044

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$2,762,458,786		69,400,000		$39.80

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Statement of Operations

For the period March 1, 2021 through August 31, 2021; unaudited
Investment Income
Dividends received from securities — unaffiliated (net of foreign withholding tax of $4,047,385)		$33,315,288
Securities on loan, net	+	1,126,816
Total investment income		34,442,104
Expenses
Management fees		5,129,719
Total expenses	–	5,129,719
Net investment income		29,312,385
Realized and Unrealized Gains (Losses)
Net realized gains on sales of securities — unaffiliated		7,108,805
Net realized gains on in-kind redemptions — unaffiliated		44,243,151
Net realized gains on futures contracts		967,936
Net realized losses on foreign currency transactions	+	(136,229)
Net realized gains		52,183,663
Net change in unrealized appreciation (depreciation) on securities — unaffiliated		171,294,094
Net change in unrealized appreciation (depreciation) on futures contracts		273,490
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	18,085
Net change in unrealized appreciation (depreciation)	+	171,585,669
Net realized and unrealized gains		223,769,332
Increase in net assets resulting from operations		$253,081,717

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental International Small Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/21-8/31/21		3/1/20-2/28/21
Net investment income		$29,312,385	$33,663,568
Net realized gains (losses)		52,183,663	(13,565,450)
Net change in unrealized appreciation (depreciation)	+	171,585,669	487,117,080
Increase in net assets resulting from operations		253,081,717	507,215,198
Distributions to Shareholders
Total distributions		($14,171,200)	($38,178,680)

Transactions in Fund Shares
		3/1/21-8/31/21		3/1/20-2/28/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,700,000	$299,926,158	5,400,000	$162,294,485
Shares redeemed	+	(1,800,000)	(69,293,246)	(8,500,000)	(238,718,494)
Net transactions in fund shares		5,900,000	$230,632,912	(3,100,000)	($76,424,009)
Shares Outstanding and Net Assets
		3/1/21-8/31/21		3/1/20-2/28/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		63,500,000	$2,292,915,357	66,600,000	$1,900,302,848
Total increase (decrease)	+	5,900,000	469,543,429	(3,100,000)	392,612,509
End of period		69,400,000	$2,762,458,786	63,500,000	$2,292,915,357

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Financial Statements
Financial Highlights
	3/1/21– 8/31/21*	3/1/20– 2/28/21	3/1/19– 2/29/20	3/1/18– 2/28/19	3/1/17– 2/28/18	3/1/16– 2/28/17
Per-Share Data
Net asset value at beginning of period	$29.64	$25.54	$28.08	$31.22	$26.06	$17.78
Income (loss) from investment operations:
Net investment income (loss)[1]	0.88	0.79	1.02	0.85	0.71	0.49
Net realized and unrealized gains (losses)	2.21	4.02	(2.53)	(3.20)	5.06	8.18
Total from investment operations	3.09	4.81	(1.51)	(2.35)	5.77	8.67
Less distributions:
Distributions from net investment income	(0.19)	(0.71)	(1.03)	(0.79)	(0.61)	(0.39)
Net asset value at end of period	$32.54	$29.64	$25.54	$28.08	$31.22	$26.06
Total return	10.43% [2]	19.12%	(5.74%)	(7.36%)	22.32%	49.03%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39% [3]	0.39%	0.39%	0.39%	0.39%	0.46%
Net investment income (loss)	5.55% [3]	3.11%	3.61%	2.99%	2.48%	2.14%
Portfolio turnover rate[4]	9% [2]	25%	32%	33%	14%	14%
Net assets, end of period (x 1,000)	$4,968,198	$3,805,524	$2,574,297	$2,341,576	$2,200,763	$1,011,273

*	Unaudited.
1
Calculated based on the average shares outstanding during the period.
2
Not annualized.
3
Annualized.
4
Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited)

This section shows all the securities in the fund’s portfolio and their values as of the report date.
The fund files its complete schedule of portfolio holdings with the U.S. Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-PORT Part F. The fund’s Form N-PORT Part F is available on the SEC’s website at www.sec.gov. You can also obtain this information at no cost on the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus, by calling 1-866-414-6349, or by sending an email request to orders@mysummaryprospectus.com. The fund also makes available its complete schedule of portfolio holdings on a daily basis on the fund’s website.

Security	Number of Shares	Value ($)
Common Stock 94.2% of net assets

Brazil 6.3%
Ambev S.A.	6,239,349	20,840,282
B3 S.A. - Brasil Bolsa Balcao	1,726,960	4,746,184
Banco Bradesco S.A.	2,778,035	10,820,095
Banco do Brasil S.A.	3,642,567	21,650,988
BRF S.A. *	1,668,182	7,631,300
CCR S.A.	2,346,315	5,614,235
Centrais Eletricas Brasileiras S.A.	684,194	5,029,001
Cia Brasileira de Distribuicao	404,939	2,240,807
Cia de Saneamento Basico do Estado de Sao Paulo	735,674	5,191,843
Cia Energetica de Minas Gerais	488,113	1,591,274
Cielo S.A.	6,822,833	3,824,854
Cogna Educacao *	6,215,700	3,897,295
Embraer S.A. *	3,221,252	14,736,007
IRB Brasil Resseguros S.A.	4,464,215	4,656,446
Itau Unibanco Holding S.A.	1,195,083	6,683,249
JBS S.A.	3,096,963	18,855,629
Petrobras Distribuidora S.A.	3,066,131	16,284,264
Petroleo Brasileiro S.A.	8,980,135	48,974,103
Sendas Distribuidora S.A.	1,726,195	5,667,947
Suzano S.A. *	453,360	5,401,834
Telefonica Brasil S.A.	1,098,195	9,380,525
TIM S.A.	2,047,442	4,983,080
Ultrapar Participacoes S.A.	4,077,715	11,501,441
Vale S.A.	3,791,206	73,075,995
		313,278,678

Chile 0.8%
Banco de Chile	55,038,935	5,370,726
Cencosud S.A.	4,701,416	8,857,432
Empresas CMPC S.A.	1,890,024	4,192,466
Empresas COPEC S.A.	1,073,200	9,969,633
Enel Americas S.A.	41,330,547	5,799,450
Falabella S.A.	1,306,546	5,167,512
		39,357,219

China 23.1%
Agile Group Holdings Ltd.	3,880,273	4,450,364
Agricultural Bank of China Ltd., A Shares	19,100,000	8,762,554
Agricultural Bank of China Ltd., H Shares	61,620,773	20,679,308
Alibaba Group Holding Ltd. *	1,762,494	37,505,417
Anhui Conch Cement Co., Ltd., A Shares	283,300	1,754,598
Anhui Conch Cement Co., Ltd., H Shares	1,218,846	6,597,802
BAIC Motor Corp., Ltd., H Shares	16,152,372	5,898,248
Baidu, Inc. ADR *	125,850	19,760,967
Bank of China Ltd., A Shares	12,028,400	5,648,799
Bank of China Ltd., H Shares	175,952,936	61,762,878
Security	Number of Shares	Value ($)
Bank of Communications Co., Ltd., A Shares	6,852,600	4,694,435
Bank of Communications Co., Ltd., H Shares	18,473,853	10,617,771
Beijing Enterprises Holdings Ltd.	1,318,069	4,541,939
BYD Co., Ltd., A Shares	41,200	1,768,816
BYD Co., Ltd., H Shares	195,553	6,622,906
China Cinda Asset Management Co., Ltd., H Shares	28,101,791	4,986,335
China CITIC Bank Corp., Ltd., A Shares	1,697,100	1,207,329
China CITIC Bank Corp., Ltd., H Shares	25,564,427	11,767,588
China Communications Services Corp., Ltd., H Shares	9,349,611	4,976,938
China Construction Bank Corp., A Shares	1,670,200	1,514,363
China Construction Bank Corp., H Shares	199,974,528	144,503,828
China Everbright Bank Co., Ltd., A Shares	5,613,500	2,914,635
China Everbright Bank Co., Ltd., H Shares	6,670,896	2,393,077
China Evergrande Group (a)	6,738,652	3,777,704
China Gas Holdings Ltd.	1,339,621	3,884,158
China Hongqiao Group Ltd.	6,015,242	8,971,797
China Huarong Asset Management Co., Ltd., H Shares *(b)	62,648,288	6,162,246
China Jinmao Holdings Group Ltd.	10,740,411	3,493,894
China Life Insurance Co., Ltd., A Shares	147,800	660,656
China Life Insurance Co., Ltd., H Shares	3,334,671	5,582,546
China Longyuan Power Group Corp., Ltd., H Shares	4,560,005	9,299,013
China Mengniu Dairy Co., Ltd. *	1,223,064	7,351,893
China Merchants Bank Co., Ltd., A Shares	1,119,400	8,494,393
China Merchants Bank Co., Ltd., H Shares	2,922,949	24,146,975
China Minsheng Banking Corp., Ltd., A Shares	6,938,600	4,269,411
China Minsheng Banking Corp., Ltd., H Shares	18,352,358	7,669,086
China National Building Material Co., Ltd., H Shares	9,649,477	13,201,211
China Oriental Group Co., Ltd.	18,188,146	6,735,181
China Overseas Land & Investment Ltd.	8,222,234	18,923,925
China Pacific Insurance (Group) Co., Ltd., A Shares	310,600	1,266,085
China Pacific Insurance (Group) Co., Ltd., H Shares	1,723,440	4,852,982
China Petroleum & Chemical Corp., A Shares	14,577,900	9,625,210
China Petroleum & Chemical Corp., H Shares	154,912,187	75,092,280

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
China Railway Group Ltd., A Shares	2,094,500	1,827,656
China Railway Group Ltd., H Shares	11,125,485	5,335,758
China Resources Land Ltd.	3,363,301	12,519,375
China Resources Power Holdings Co., Ltd.	8,224,169	20,218,469
China Shenhua Energy Co., Ltd., A Shares	1,207,900	3,744,265
China Shenhua Energy Co., Ltd., H Shares	8,129,165	17,998,961
China State Construction Engineering Corp., Ltd., A Shares	8,291,600	6,168,580
China Taiping Insurance Holdings Co., Ltd.	2,567,528	3,750,264
China Tower Corp., Ltd., H Shares	44,695,335	5,861,796
China Vanke Co., Ltd., A Shares	877,900	2,694,113
China Vanke Co., Ltd., H Shares	2,258,353	6,097,888
CITIC Ltd.	19,635,104	24,438,634
Country Garden Holdings Co., Ltd.	11,196,636	12,380,961
Dongfeng Motor Group Co., Ltd., H Shares	7,431,777	8,141,429
ENN Energy Holdings Ltd.	424,942	8,408,851
Fosun International Ltd.	4,384,037	5,546,738
GCL-Poly Energy Holdings Ltd. *(b)	73,832,156	10,304,899
Geely Automobile Holdings Ltd.	3,505,447	12,665,376
Guangzhou R&F Properties Co., Ltd., H Shares	6,199,006	5,292,471
Hengan International Group Co., Ltd.	770,733	4,469,396
Huaneng Power International, Inc., A Shares	1,976,500	1,700,182
Huaneng Power International, Inc., H Shares	17,349,635	8,365,463
Industrial & Commercial Bank of China Ltd., A Shares	9,700,500	6,946,111
Industrial & Commercial Bank of China Ltd., H Shares	146,709,223	81,868,249
Industrial Bank Co., Ltd., A Shares	2,205,200	6,323,032
JD.com, Inc. ADR *	179,126	14,072,139
Jiangxi Copper Co., Ltd., A Shares	483,900	1,989,750
Jiangxi Copper Co., Ltd., H Shares	3,937,421	8,009,155
Kingboard Holdings Ltd.	1,833,314	9,016,472
Kunlun Energy Co., Ltd.	7,500,914	7,947,120
Legend Holdings Corp., H Shares	3,283,273	5,293,865
Longfor Group Holdings Ltd.	1,268,063	5,494,638
Meituan, B Shares *	70,360	2,252,649
NetEase, Inc. ADR	104,312	10,162,075
PetroChina Co., Ltd., H Shares	88,882,823	38,970,913
PICC Property & Casualty Co., Ltd., H Shares	16,905,373	15,280,883
Ping An Insurance Group Co. of China Ltd., A Shares	521,900	4,036,393
Ping An Insurance Group Co. of China Ltd., H Shares	4,044,360	31,409,072
Postal Savings Bank of China Co., Ltd., H Shares	10,482,903	7,561,584
SAIC Motor Corp., Ltd., A Shares	1,819,900	5,449,546
Shanghai Pudong Development Bank Co., Ltd., A Shares	4,413,800	6,191,087
Shenzhou International Group Holdings Ltd.	228,083	4,973,786
Shimao Group Holdings Ltd.	2,409,174	4,981,069
Sinopec Shanghai Petrochemical Co., Ltd., A Shares	1,937,800	1,018,156
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	16,795,792	3,628,091
Sinopharm Group Co., Ltd., H Shares	3,756,378	9,650,129
Sunac China Holdings Ltd.	1,829,534	4,681,251
Tencent Holdings Ltd.	729,460	45,133,130
Security	Number of Shares	Value ($)
Vipshop Holdings Ltd. ADR *	237,734	3,516,086
Weichai Power Co., Ltd., A Shares	369,900	1,150,634
Weichai Power Co., Ltd., H Shares	1,783,756	4,499,899
Yanzhou Coal Mining Co., Ltd., A Shares	210,000	830,952
Yanzhou Coal Mining Co., Ltd., H Shares	4,250,154	7,421,177
		1,146,482,159

Colombia 0.3%
Bancolombia S.A.	570,680	4,711,820
Ecopetrol S.A.	11,282,670	7,924,354
		12,636,174

Czech Republic 0.2%
CEZ A/S	299,942	9,452,817

Egypt 0.1%
Commercial International Bank Egypt SAE GDR *	1,724,217	5,008,850

Greece 0.5%
Alpha Services and Holdings S.A. *	8,681,790	12,047,011
Hellenic Telecommunications Organization S.A.	337,557	6,640,485
Motor Oil Hellas Corinth Refineries S.A. *	348,271	5,755,628
		24,443,124

Hungary 0.5%
MOL Hungarian Oil & Gas plc	1,771,419	14,517,003
OTP Bank Nyrt *	185,183	11,175,382
		25,692,385

India 9.5%
Axis Bank Ltd. *	1,213,411	13,071,914
Bharat Petroleum Corp., Ltd.	2,499,977	16,150,589
Bharti Airtel Ltd. *	1,284,908	11,687,062
Coal India Ltd.	4,391,131	8,772,338
GAIL India Ltd.	2,937,472	5,880,376
Grasim Industries Ltd.	424,284	8,719,593
HCL Technologies Ltd.	763,962	12,371,774
Hero MotoCorp Ltd.	137,829	5,176,269
Hindalco Industries Ltd.	2,474,125	15,870,051
Hindustan Petroleum Corp., Ltd.	3,357,812	12,261,654
Hindustan Unilever Ltd.	162,946	6,079,940
Housing Development Finance Corp., Ltd.	526,164	20,168,749
ICICI Bank Ltd.	499,207	4,916,684
Indian Oil Corp., Ltd.	13,008,556	19,751,374
Infosys Ltd.	2,236,745	52,280,841
ITC Ltd.	2,563,729	7,420,004
JSW Steel Ltd.	1,269,734	11,958,622
Larsen & Toubro Ltd.	343,531	7,868,404
Mahindra & Mahindra Ltd.	659,155	7,162,383
Maruti Suzuki India Ltd.	97,429	9,136,166
NTPC Ltd.	5,797,785	9,208,001
Oil & Natural Gas Corp., Ltd.	16,222,853	26,787,178
Power Grid Corp. of India Ltd.	1,604,322	3,853,273
Reliance Industries Ltd.	1,575,327	48,725,469
Reliance Industries Ltd., Partly P	36,399	806,330
State Bank of India	2,533,250	14,783,292

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Sun Pharmaceutical Industries Ltd.	680,774	7,404,289
Tata Consultancy Services Ltd.	496,861	25,769,124
Tata Motors Ltd. *	5,021,086	19,759,039
Tata Motors Ltd., A Shares, DVR *	1,842,863	3,446,809
Tata Steel Ltd.	907,495	18,026,841
Tech Mahindra Ltd.	402,270	7,976,525
Vedanta Ltd.	4,592,673	19,048,199
Wipro Ltd.	1,088,236	9,553,880
		471,853,036

Indonesia 1.2%
PT Astra International Tbk	33,965,287	12,443,024
PT Bank Central Asia Tbk	2,847,911	6,539,463
PT Bank Mandiri (Persero) Tbk	19,490,243	8,335,879
PT Bank Rakyat Indonesia (Persero) Tbk	39,019,463	10,751,726
PT Telkom Indonesia (Persero) Tbk	75,847,942	18,081,192
PT United Tractors Tbk	2,832,029	3,986,186
		60,137,470

Kuwait 0.6%
Kuwait Finance House KSCP	2,513,905	6,903,210
Mobile Telecommunications Co. KSCP	3,359,362	6,823,704
National Bank of Kuwait SAKP	4,977,866	15,489,636
		29,216,550

Malaysia 1.7%
Axiata Group Berhad	8,598,572	8,563,408
CIMB Group Holdings Berhad	11,153,184	13,173,475
Genting Berhad	6,590,300	8,006,018
Malayan Banking Berhad	7,355,919	14,864,017
Petronas Chemicals Group Berhad	3,296,200	6,581,299
Public Bank Berhad	12,025,500	12,092,035
Tenaga Nasional Berhad	8,328,600	20,956,737
		84,236,989

Mexico 4.4%
Alfa S.A.B. de C.V., A Shares	14,419,213	10,145,508
America Movil S.A.B. de C.V., Series L	63,581,299	62,726,230
Cemex S.A.B. de C.V. ADR *	3,772,883	30,937,641
Coca-Cola Femsa S.A.B. de C.V.	1,012,595	5,875,118
Fomento Economico Mexicano S.A.B. de C.V.	2,985,420	26,051,568
Grupo Bimbo S.A.B. de C.V., Series A	3,665,996	9,296,934
Grupo Financiero Banorte S.A.B. de C.V., O Shares	3,542,395	23,436,250
Grupo Mexico S.A.B. de C.V., Series B	3,718,686	17,359,868
Grupo Televisa S.A.B., Series CPO	3,935,133	10,395,765
Wal-Mart de Mexico S.A.B. de C.V.	6,003,906	21,409,672
		217,634,554

Philippines 0.1%
SM Investments Corp. (b)	259,546	5,266,492

Qatar 0.4%
Ooredoo QPSC	2,933,057	5,568,861
Qatar National Bank QPSC	3,109,679	16,372,575
		21,941,436

Security	Number of Shares	Value ($)
Russia 11.7%
Alrosa PJSC	5,795,969	11,537,337
Gazprom PJSC	47,362,142	197,841,777
Inter RAO UES PJSC	125,547,519	7,909,605
LUKOIL PJSC	1,620,165	138,503,149
Magnit PJSC	224,737	17,025,949
MMC Norilsk Nickel PJSC	50,555	16,602,498
Mobile TeleSystems PJSC	2,432,185	10,924,826
Novatek PJSC	828,029	19,604,996
Novolipetsk Steel PJSC	2,114,730	7,127,343
Rosneft Oil Co. PJSC	4,220,531	30,764,441
ROSSETI PJSC	222,901,944	3,993,945
Sberbank of Russia PJSC	13,532,960	60,768,524
Severstal PAO	418,409	9,817,431
Sistema PJSFC	13,201,284	5,473,725
Surgutneftegas PJSC	21,426,946	9,892,173
Tatneft PJSC	3,738,996	24,732,658
VTB Bank PJSC	12,998,250,000	9,402,857
		581,923,234

Saudi Arabia 2.8%
Al Rajhi Bank	525,223	16,944,033
Banque Saudi Fransi	271,123	2,927,582
Riyad Bank	1,092,131	7,832,758
Saudi Arabian Oil Co.	881,844	8,264,275
Saudi Basic Industries Corp.	1,389,224	45,558,043
Saudi Electricity Co.	1,292,012	9,404,092
Saudi Telecom Co.	580,059	20,878,227
The Saudi British Bank	351,293	3,226,609
The Saudi National Bank	1,416,315	22,958,901
		137,994,520

South Africa 6.9%
Absa Group Ltd. *	2,173,064	23,743,710
AngloGold Ashanti Ltd. (a)	361,764	6,100,094
Aspen Pharmacare Holdings Ltd. *	534,348	7,244,451
Barloworld Ltd.	1,298,111	9,686,699
Bid Corp., Ltd. *	553,796	12,246,683
FirstRand Ltd.	5,701,609	24,394,924
Gold Fields Ltd.	784,228	7,399,339
MTN Group Ltd. *	6,970,411	64,302,222
MultiChoice Group (a)	616,001	4,893,088
Naspers Ltd., N Shares	44,501	7,629,622
Nedbank Group Ltd. *	1,159,461	14,828,917
Old Mutual Ltd.	9,978,635	10,596,048
Sanlam Ltd.	1,943,068	8,656,156
Sappi Ltd. *	3,567,332	10,858,598
Sasol Ltd. *	3,087,411	47,810,582
Shoprite Holdings Ltd.	1,147,619	14,586,226
Sibanye Stillwater Ltd.	1,238,152	5,041,628
Standard Bank Group Ltd.	2,644,561	27,187,879
The Bidvest Group Ltd.	588,720	8,343,422
The SPAR Group Ltd.	367,666	5,277,462
Thungela Resources Ltd. *	141,648	602,726
Vodacom Group Ltd.	950,601	9,440,293
Woolworths Holdings Ltd. *	2,341,096	10,301,470
		341,172,239

Taiwan 17.9%
Acer, Inc.	6,644,470	6,041,844
ASE Technology Holding Co., Ltd.	5,516,000	25,576,199
Asustek Computer, Inc.	1,792,176	20,952,425
AU Optronics Corp.	37,475,371	23,799,467
Catcher Technology Co., Ltd.	1,505,000	9,069,046

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

Security	Number of Shares	Value ($)
Cathay Financial Holding Co., Ltd.	7,928,840	17,051,577
Cheng Shin Rubber Industry Co., Ltd.	3,298,000	4,432,876
China Steel Corp.	19,142,088	26,350,719
Chunghwa Telecom Co., Ltd.	4,060,764	16,410,975
Compal Electronics, Inc.	22,335,000	18,455,680
CTBC Financial Holding Co., Ltd.	17,019,809	14,125,087
Delta Electronics, Inc.	1,402,696	13,691,135
E.Sun Financial Holding Co., Ltd.	5,514,598	5,293,027
Far Eastern New Century Corp.	8,631,061	9,358,738
Far EasTone Telecommunications Co., Ltd.	2,255,588	5,013,593
First Financial Holding Co., Ltd.	7,617,655	6,294,560
Formosa Chemicals & Fibre Corp.	5,826,882	17,682,385
Formosa Petrochemical Corp.	2,421,704	8,546,111
Formosa Plastics Corp.	4,929,704	18,232,799
Foxconn Technology Co., Ltd.	2,740,858	6,557,053
Fubon Financial Holding Co., Ltd.	9,505,116	29,153,115
Hon Hai Precision Industry Co., Ltd.	37,121,928	148,683,277
Innolux Corp.	45,343,000	28,223,312
Inventec Corp.	10,433,646	9,148,523
Largan Precision Co., Ltd.	56,200	5,434,752
Lite-On Technology Corp.	3,899,229	8,610,707
MediaTek, Inc.	625,046	20,321,015
Mega Financial Holding Co., Ltd.	8,395,548	9,936,456
Nan Ya Plastics Corp.	7,475,588	24,169,184
Pegatron Corp.	8,730,234	20,413,126
Pou Chen Corp.	7,641,000	9,084,776
President Chain Store Corp.	532,000	5,480,578
Quanta Computer, Inc.	4,597,058	13,004,830
Synnex Technology International Corp.	3,917,178	7,604,387
Taiwan Cement Corp.	5,213,302	9,114,131
Taiwan Mobile Co., Ltd.	1,554,000	5,663,449
Taiwan Semiconductor Manufacturing Co., Ltd.	8,107,352	179,620,551
Uni-President Enterprises Corp.	5,871,796	15,318,558
United Microelectronics Corp.	11,185,931	25,468,896
Walsin Lihwa Corp.	9,639,000	9,338,667
Wistron Corp.	10,904,934	10,781,576
WPG Holdings Ltd.	5,839,880	10,199,007
Yageo Corp.	356,000	6,159,525
Yuanta Financial Holding Co., Ltd.	7,510,960	6,775,543
		890,643,237

Thailand 2.9%
Advanced Info Service PCL NVDR	1,203,700	7,020,727
Bangkok Bank PCL NVDR	1,418,700	5,017,662
Charoen Pokphand Foods PCL NVDR	6,307,900	5,283,900
CP ALL PCL NVDR	3,886,500	7,837,509
IRPC PCL NVDR	37,886,000	4,678,082
Kasikornbank PCL NVDR	1,732,500	6,611,262
Krung Thai Bank PCL NVDR	16,497,100	5,732,336
PTT Exploration & Production PCL NVDR	2,198,600	7,605,488
PTT Global Chemical PCL NVDR	6,022,500	11,958,117
PTT PCL NVDR	36,890,900	43,778,079
Thai Oil PCL NVDR	4,055,000	6,258,784
The Siam Cement PCL NVDR	1,473,100	19,651,997
The Siam Commercial Bank PCL NVDR	4,408,100	14,564,885
		145,998,828

Turkey 1.4%
Akbank T.A.S.	10,987,314	7,783,424
BIM Birlesik Magazalar A/S	571,251	4,936,483
Eregli Demir ve Celik Fabrikalari T.A.S.	3,820,086	8,628,446
Haci Omer Sabanci Holding A/S	4,422,468	5,590,251
Security	Number of Shares	Value ($)
KOC Holding A/S	3,360,386	9,311,840
Turk Hava YollariI AO *	3,547,349	5,409,872
Turkcell Iletisim Hizmetleri A/S	3,771,006	7,433,614
Turkiye Garanti Bankasi A/S	8,369,543	9,945,407
Turkiye Is Bankasi A/S, Class C	7,207,405	4,984,374
Turkiye Petrol Rafinerileri A/S *	672,053	8,220,313
		72,244,024

United Arab Emirates 0.9%
Abu Dhabi Commercial Bank PJSC	3,126,450	6,392,235
Emaar Properties PJSC	8,322,986	9,516,775
Emirates NBD Bank PJSC	1,308,506	4,933,860
Emirates Telecommunications Group Co. PJSC	1,908,597	12,262,741
First Abu Dhabi Bank PJSC	2,652,006	12,273,962
		45,379,573
Total Common Stock
(Cost $3,796,538,440)		4,681,993,588

Preferred Stock 5.5% of net assets

Brazil 4.1%
Banco Bradesco S.A.	9,981,015	45,132,970
Centrais Eletricas Brasileiras S.A., B Shares	407,675	3,007,664
Companhia Energetica de Minas Gerais	3,134,184	8,270,809
Gerdau S.A.	2,323,432	12,852,613
Itau Unibanco Holding S.A.	11,941,101	72,166,043
Petroleo Brasileiro S.A.	11,922,821	63,322,265
		204,752,364

Colombia 0.2%
Bancolombia S.A.	982,882	8,201,359

Russia 1.2%
Surgutneftegas PJSC	19,225,005	10,151,233
Tatneft PJSC	405,438	2,531,877
Transneft PJSC	20,897	45,077,835
		57,760,945
Total Preferred Stock
(Cost $249,453,862)		270,714,668

Short-Term Investments 0.6% of net assets

United States 0.6%
Money Market Funds 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.03% (c)	19,058,445	19,058,445
Wells Fargo Government Money Market Fund, Select Class 0.03% (c)(d)	11,541,630	11,541,630
Total Short-Term Investments
(Cost $30,600,075)		30,600,075

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings as of August 31, 2021 (Unaudited) (continued)

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 09/17/21	232	15,070,720	330,017
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $10,827,151.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan.

ADR —	American Depositary Receipt
DVR —	Differential Voting Rights
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2021 (see financial note 2(a) for additional information):
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,530,244,937	$—	$—	$3,530,244,937
China	1,130,015,014	—	16,467,145	1,146,482,159
Philippines	—	—	5,266,492	5,266,492
Preferred Stock[1]	270,714,668	—	—	270,714,668
Short-Term Investments[1]	30,600,075	—	—	30,600,075
Futures Contracts[2]	330,017	—	—	330,017
Total	$4,961,904,711	$—	$21,733,637	$4,983,638,348
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
Fund investments in mutual funds are classified as Level 1, without consideration to the classification level of the underlying securities held by the mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Assets and Liabilities

As of August 31, 2021; unaudited
Assets
Investments in securities, at value — unaffiliated (cost $4,065,050,747) including securities on loan of $10,827,151		$4,971,766,701
Collateral invested for securities on loan, at value (cost $11,541,630)		11,541,630
Cash		56,614
Deposit with broker for futures contracts		4,022,537
Foreign currency, at value (cost $5,307,969)		5,324,279
Receivables:
Dividends		5,927,950
Variation margin on futures contracts		226,826
Income from securities on loan		111,344
Other assets	+	29,815
Total assets		4,999,007,696
Liabilities
Collateral held for securities on loan		11,541,630
Payables:
Investments bought		827,037
Management fees		1,514,735
Foreign capital gains tax	+	16,926,404
Total liabilities		30,809,806
Net Assets
Total assets		4,999,007,696
Total liabilities	–	30,809,806
Net assets		$4,968,197,890
Net Assets by Source
Capital received from investors		4,148,233,449
Total distributable earnings		819,964,441

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$4,968,197,890		152,700,000		$32.54

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Operations

For the period March 1, 2021 through August 31, 2021; unaudited
Investment Income
Dividends received from securities — unaffiliated (net of foreign withholding tax of $15,630,826)		$133,216,337
Securities on loan, net	+	171,055
Total investment income		133,387,392
Expenses
Management fees		8,765,082
Professional fees	+	78*
Total expenses		8,765,160
Expense reduction by CSIM	-	78*
Net expenses	–	8,765,082
Net investment income		124,622,310
Realized and Unrealized Gains (Losses)
Net realized gains on sales of securities — unaffiliated (net of foreign capital gains tax of $1,911,560)		33,935,658
Net realized gains on in-kind redemptions — unaffiliated		11,500,353
Net realized losses on futures contracts		(2,348,360)
Net realized losses on foreign currency transactions	+	(682,951)
Net realized gains		42,404,700
Net change in unrealized appreciation (depreciation) on securities — unaffiliated (net of change in foreign capital gains tax of ($3,271,490))		261,279,532
Net change in unrealized appreciation (depreciation) on futures contracts		434,337
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	153,623
Net change in unrealized appreciation (depreciation)	+	261,867,492
Net realized and unrealized gains		304,272,192
Increase in net assets resulting from operations		$428,894,502
*	Professional fees associated with the filing of tax claims in the European Union deemed to be non-routine expenses of the fund. See financial notes 2 (d) and 4 for additional information.

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Emerging Markets Large Company Index ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
Operations
	3/1/21-8/31/21		3/1/20-2/28/21
Net investment income		$124,622,310	$92,017,907
Net realized gains (losses)		42,404,700	(115,642,262)
Net change in unrealized appreciation (depreciation)	+	261,867,492	652,744,376
Increase in net assets resulting from operations		428,894,502	629,120,021
Distributions to Shareholders
Total distributions		($27,656,730)	($87,400,780)

Transactions in Fund Shares
		3/1/21-8/31/21		3/1/20-2/28/21
		SHARES	VALUE	SHARES	VALUE
Shares sold		25,100,000	$785,880,931	31,300,000	$765,612,459
Shares redeemed	+	(800,000)	(24,445,051)	(3,700,000)	(76,104,258)
Net transactions in fund shares		24,300,000	$761,435,880	27,600,000	$689,508,201
Shares Outstanding and Net Assets
		3/1/21-8/31/21		3/1/20-2/28/21
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		128,400,000	$3,805,524,238	100,800,000	$2,574,296,796
Total increase	+	24,300,000	1,162,673,652	27,600,000	1,231,227,442
End of period		152,700,000	$4,968,197,890	128,400,000	$3,805,524,238

Schwab Fundamental Index ETFs  |  Semiannual Report
See financial notes

Schwab Fundamental Index ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act). The list below shows all the operational funds in the trust as of the end of the period, including the funds discussed in this report, which are highlighted:
SCHWAB STRATEGIC TRUST (ORGANIZED JANUARY 27, 2009)
Schwab Fundamental U.S. Broad Market Index ETF	Schwab U.S. Dividend Equity ETF
Schwab Fundamental U.S. Large Company Index ETF	Schwab U.S. REIT ETF
Schwab Fundamental U.S. Small Company Index ETF	Schwab International Equity ETF
Schwab Fundamental International Large Company Index ETF	Schwab International Small-Cap Equity ETF
Schwab Fundamental International Small Company Index ETF	Schwab International Dividend Equity ETF
Schwab Fundamental Emerging Markets Large Company Index ETF	Schwab Emerging Markets Equity ETF
Schwab U.S. Broad Market ETF	Schwab U.S. TIPS ETF
Schwab 1000 Index® ETF	Schwab Short-Term U.S. Treasury ETF
Schwab U.S. Large-Cap ETF	Schwab Intermediate-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Growth ETF	Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Large-Cap Value ETF	Schwab U.S. Aggregate Bond ETF
Schwab U.S. Mid-Cap ETF	Schwab 1-5 Year Corporate Bond ETF
Schwab U.S. Small-Cap ETF	Schwab 5-10 Year Corporate Bond ETF
The funds issue and redeem shares at their net asset value per share (NAV) only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV (premium) or less than NAV (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s NAV can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in certain mutual funds and exchange-traded funds (ETFs) referred to as “underlying funds”. For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports, which are filed with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
•   Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Mutual funds: Mutual funds are valued at their respective NAVs.
•   Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•   Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities, mutual funds, ETFs and futures contracts. Investments in mutual funds are valued daily at their NAVs, and investments in ETFs are valued daily at the last reported sale price or the official closing price, which are classified as Level 1 prices, without consideration to the classification level of the underlying securities held by an underlying fund.
•   Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•   Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of August 31, 2021 are disclosed in the Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate fair value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agents start at 10% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by Charles Schwab Investment Management, Inc. (CSIM or the investment adviser) or any affiliate of CSIM.
As of August 31, 2021, Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF had securities on loan, all of which were classified as common stocks. The value of the securities on loan and the related collateral as of August 31, 2021, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code definition of a passive foreign investment company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations on the Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends, in the form of cash or non-cash income such as in the form of additional securities, and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend is confirmed. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received.
The Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. For additional details see Affiliates and Affiliated Transactions in financial note 4, Other Affiliated Transactions.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement (Advisory Agreement) between CSIM and the trust, the investment adviser will pay the operating expenses of each fund, excluding taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund.
(f) Distributions to Shareholders:
Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, and Schwab Fundamental U.S. Small Company Index ETF generally make distributions from net investment income, if any, quarterly. Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF generally make distributions from net investment income, if any, semiannually. All funds generally make distributions from net realized capital gains, if any, once a year.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(i) Foreign Taxes:
The funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which the funds invest. These foreign taxes, if any, are paid by the funds and are disclosed in the Statement of Operations. Foreign taxes accrued as of August 31, 2021, if any, are reflected in each fund’s Statement of Assets and Liabilities.
(j) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Risk Factors:
Investing in the funds may involve certain risks, as discussed in the funds’ prospectus, including, but not limited to, those described below. Any of these risks could cause an investor to lose money.
Market Risk. Financial markets rise and fall in response to a variety of factors, sometimes rapidly and unpredictably. Markets may be impacted by economic, political, regulatory and other conditions, including economic sanctions and other government actions. In addition, the occurrence of global events, such as war, terrorism, environmental disasters, natural disasters and epidemics, may also negatively affect the financial markets. As with any investment whose performance is tied to these markets, the value of an investment in a fund will fluctuate, which means that an investor could lose money over short or long periods.
Investment Style Risk. The funds are index funds. Therefore, each fund follows the securities included in its respective index during upturns as well as downturns. Because of their indexing strategies, the funds do not take steps to reduce market exposure or to lessen the effects of a declining market. In addition, because of the funds’ expenses, the funds’ performance may be below that of their respective index. Errors relating to the index may occur from time to time and may not be identified by the index provider for a period of time. In addition, market disruptions could cause delays in the index’s rebalancing schedule. Such errors and/or market disruptions may result in losses for a fund.
Equity Risk. The prices of equity securities rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time.
Market Capitalization Risk. Securities issued by companies of different market capitalizations tend to go in and out of favor based on market and economic conditions. During a period when securities of a particular market capitalization fall behind other types of investments, a fund’s performance could be impacted.
Large-Cap Company Risk. Certain funds invest in large-cap company stocks. Large-cap companies are generally more mature and the securities issued by these companies may not be able to reach the same levels of growth as the securities issued by small- or mid-cap companies.
Mid-Cap Company Risk. Certain funds invest in mid-cap company stocks. Mid-cap companies may be more vulnerable to adverse business or economic events than larger, more established companies and the value of securities issued by these companies may move sharply.
Small-Cap Company Risk. Certain funds invest in small-cap company stocks. Securities issued by small-cap companies may be riskier than those issued by larger companies, and their prices may move sharply, especially during market upturns and downturns.
Foreign Investment Risk. Certain funds invest in foreign issuers. A fund’s investments in securities of foreign issuers involve certain risks that may be greater than those associated with investments in securities of U.S. issuers. These include risks of adverse changes in foreign economic, political, regulatory and other conditions; changes in currency exchange rates or exchange control regulations (including limitations on currency movements and exchanges); the imposition of economic sanctions or other government restrictions; differing accounting, auditing, financial reporting and legal standards and practices; differing securities market structures; and higher transaction costs. These risks may negatively impact the value or liquidity of a fund’s investments, and could impair the fund’s ability to meet its investment objective or invest in accordance with its investment strategy. There is a

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
risk that investments in securities denominated in, and/or receiving revenues in, foreign currencies will decline in value relative to the U.S. dollar. Foreign securities also include American Depositary Receipts (ADRs), Global Depositary Receipts (GDRs) and European Depositary Receipts (EDRs), which may be less liquid than the underlying shares in their primary trading market and GDRs, many of which are issued by companies in emerging markets, may be more volatile. To the extent a fund’s investments in a single country or a limited number of countries represent a large percentage of the fund’s assets, the fund’s performance may be adversely affected by the economic, political, regulatory and social conditions in those countries, and the fund’s price may be more volatile than the price of a fund that is geographically diversified.
Emerging Markets Risk. Certain funds invest in emerging markets. Emerging market countries may be more likely to experience political turmoil or rapid changes in market or economic conditions than more developed countries. Emerging market countries often have less uniformity in accounting, auditing, financial reporting and record keeping requirements and greater risk associated with the custody of securities. In addition, the financial stability of issuers (including governments) in emerging market countries may be more precarious than in developed countries. As a result, there may be an increased risk of illiquidity and price volatility associated with a fund’s investments in emerging market countries, which may be magnified by currency fluctuations relative to the U.S. dollar, and, at times, it may be difficult to value such investments.
Sampling Index Tracking Risk. Certain funds may not fully replicate the index and may hold securities not included in the index. As a result, a fund is subject to the risk that the investment adviser’s investment management strategy, the implementation of which is subject to a number of constraints, may not produce the intended results. Because certain funds utilize a sampling approach they may not track the return of their respective index as well as they would if the funds purchased all of the securities in their respective index.
Tracking Error Risk. As index funds, each fund seeks to track the performance of its respective index, although it may not be successful in doing so. The divergence between the performance of a fund and the index, positive or negative, is called “tracking error.” Tracking error can be caused by many factors and it may be significant.
Derivatives Risk. Each fund may use derivatives to enhance returns or hedge against market declines. Examples of derivatives are options, futures, options on futures and swaps. An option is the right, but not the obligation, to buy or sell an instrument at a specific price on or before a specific date. A future is an agreement to buy or sell a financial instrument at a specific price on a specific day. A swap is an agreement whereby two parties agree to exchange payment streams calculated in relation to a rate, index, instrument or certain securities and a predetermined amount. A fund’s use of derivatives that are subject to regulation by the Commodity Futures Trading Commission (CFTC) could cause the fund to become a commodity pool, which would require the fund to comply with certain CFTC rules.
A fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Certain of these risks, such as liquidity risk, leverage risk and market risk, are discussed elsewhere in this section. A fund’s use of derivatives is also subject to counterparty risk, lack of availability risk, valuation risk, correlation risk and tax risk. Counterparty risk is the risk that the counterparty to a derivatives transaction may not fulfill its contractual obligations either because the financial condition of the counterparty declines, or because the counterparty is otherwise unable or unwilling to perform under the contract. Lack of availability risk is the risk that suitable derivative transactions may not be available in all circumstances for risk management or other purposes. Valuation risk is the risk that a particular derivative may be valued incorrectly. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. Tax risk is the risk that the use of derivatives may cause the fund to realize higher amounts of short-term capital gains. A fund’s use of derivatives could reduce the fund’s performance, increase the fund’s volatility, and could cause the fund to lose more than the initial amount invested.
Liquidity Risk. A fund may be unable to sell certain securities, such as illiquid securities, readily at a favorable time or price, or the fund may have to sell them at a loss.
Leverage Risk. Certain fund transactions, such as derivatives transactions, may give rise to a form of leverage and may expose a fund to greater risk. Leverage tends to magnify the effect of any decrease or increase in the value of a fund’s portfolio securities. The use of leverage may cause a fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.
Securities Lending Risk. Securities lending involves the risk of loss of rights in, or delay in recovery of, the loaned securities if the borrower fails to return the security loaned or becomes insolvent.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

3. Risk Factors (continued):
Concentration Risk. To the extent that a fund’s or an index’s portfolio is concentrated in the securities of issuers in a particular market, industry, group of industries, sector, country or asset class, the fund may be adversely affected by the performance of those securities, may be subject to increased price volatility and may be more vulnerable to adverse economic, market, political or regulatory occurrences affecting that market, industry, group of industries, sector, country or asset class.
Market Trading Risk. Although fund shares are listed on national securities exchanges, there can be no assurance that an active trading market for fund shares will develop or be maintained. If an active market is not maintained, investors may find it difficult to buy or sell fund shares.
Shares of the Fund May Trade at Prices Other Than NAV. Fund shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of the shares of a fund will approximate the fund’s NAV, there may be times when the market price and the NAV vary significantly. An investor may pay more than NAV when buying shares of a fund in the secondary market, and an investor may receive less than NAV when selling those shares in the secondary market. The market price of fund shares may deviate, sometimes significantly, from NAV during periods of market volatility or market disruption, or as a result of other factors impacting foreign securities, including liquidity, irregular trading activity and timing differences between foreign markets where securities trade and the secondary market where fund shares are sold.
Please refer to the funds’ prospectus for a more complete description of the principal risks of investing in the funds.

4. Affiliates and Affiliated Transactions:
Investment Adviser
CSIM, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Advisory Agreement between CSIM and the trust.
For its advisory services to the funds, CSIM is entitled to receive an annual management fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
0.25%	0.25%	0.25%	0.25%	0.39%	0.39%
Other Affiliated Transactions
The professional fees related to foreign withholding tax claims discussed in financial note 2 were non-routine expenses. The investment adviser agreed to pay these professional fees on behalf of the funds, subject to reimbursement to the extent the funds are able to successfully recover taxes withheld in the future.
During the period ended August 31, 2021, the professional fees incurred by the Schwab Fundamental International Large Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF were $2,163 and $78, respectively.
During the period ended August 31, 2021, Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF recovered previously withheld foreign taxes from Finland and Poland, respectively. The payments received by Schwab Fundamental International Small Company ETF and Schwab Fundamental Emerging Markets Large Company Index ETF amounted to $275,626 and $271,552, respectively, and are recorded in each fund’s Statement of Operations. The investment adviser had paid upfront professional fees associated with recovering these foreign taxes in the amounts of $9,705 and $11,542 for Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF, respectively. Those amounts have been reimbursed to the investment adviser by the Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF.
During the period ended August 31, 2021, Schwab Fundamental International Large Company Index ETF did not recover any previously withheld foreign taxes and made no reimbursements to the investment adviser. As of August 31, 2021, the balance of professional fees related to foreign withholding tax subject to future reimbursement by the Schwab Fundamental International Large

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

4. Affiliates and Affiliated Transactions (continued):
Company Index ETF to the investment adviser was $87,043. Schwab Fundamental International Small Company Index ETF and Schwab Fundamental Emerging Markets Large Company Index ETF had no balance of professional fees related to foreign withholding tax subject to future reimbursement by the funds to the investment adviser.
No other amounts for additional tax reclaims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with certain other funds in the Fund Complex in accordance with procedures adopted by the Board pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and/or officers. For the period ended August 31, 2021, each fund’s total aggregate security transactions with other funds in the Fund Complex as well as any realized gains (losses) were as follows:
	Total Aggregate Transactions	Realized Gains (Losses)
Schwab Fundamental U.S. Broad Market Index ETF	$14,404,882	$1,458,196
Schwab Fundamental U.S. Large Company Index ETF	242,953,295	(13,358,243)
Schwab Fundamental U.S. Small Company Index ETF	108,397,570	3,118,151
Schwab Fundamental International Large Company Index ETF	181,100,223	2,832,884
Schwab Fundamental International Small Company Index ETF	74,361,157	(185,756)
Schwab Fundamental Emerging Markets Large Company Index ETF	62,802,501	2,743,716
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Fund Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review of the Board. The funds had no interfund borrowing or lending activity during the period.

5. Other Service Providers:
SEI Investments Distribution Co. is the principal underwriter and distributor of shares of the funds.
State Street Bank and Trust Company (State Street) serves as the funds’ transfer agent. As part of these services, the transfer agent maintains records pertaining to the sale, redemption and transfer of the funds’ shares. The transfer agent is also responsible for the order-taking function for the funds’ shares.
State Street also serves as custodian and accountant for the funds. The custodian is responsible for the daily safekeeping of securities and cash held by the funds. The funds’ accountant maintains all books and records related to the funds’ transactions.

6. Board of Trustees:
The Board may include people who are officers and/or directors of CSIM or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust does not pay any interested or non-interested trustees (independent trustees). The independent trustees are paid by CSIM. For information regarding the trustees, please refer to the Trustees and Officers table at the end of this report.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

7. Borrowing from Banks:
During the period, the funds were participants with other funds in the Fund Complex in a joint, syndicated, committed $850 million line of credit (the Syndicated Credit Facility), maturing on September 30, 2021. Under the terms of the Syndicated Credit Facility, in addition to CSIM paying the interest charged on any borrowings by a fund, CSIM paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Fund Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility), with State Street, maturing on September 30, 2021. Under the terms of the Uncommitted Credit Facility, CSIM pays interest on the amount a fund borrows. There were no borrowings from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by CSIM. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

8. Derivatives:
Certain funds entered into equity index futures contracts during the report period. The funds invested in futures contracts to equitize available cash. The value and variation margin for futures contracts held at August 31, 2021 are presented in the Portfolio Holdings and Statement of Assets and Liabilities, respectively. The net realized gains (losses) and net change in unrealized appreciation (depreciation) on futures contracts are presented in the Statement of Operations. Refer to financial note 2(b) for the funds’ accounting policies with respect to futures contracts and financial note 3 for disclosures concerning the risks of investing in futures contracts. During the period ended August 31, 2021, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	Notional Amounts	Number of Contracts
Schwab Fundamental U.S. Broad Market Index ETF	$599,474	3
Schwab Fundamental U.S. Large Company Index ETF	11,008,121	52
Schwab Fundamental U.S. Small Company Index ETF	6,214,647	55
Schwab Fundamental International Large Company Index ETF	30,730,176	270
Schwab Fundamental International Small Company Index ETF	10,985,774	97
Schwab Fundamental Emerging Markets Large Company Index ETF	19,145,511	290

9. Purchases and Sales of Investment Securities:
For the period ended August 31, 2021, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	Purchases of Securities	Sales of Securities
Schwab Fundamental U.S. Broad Market Index ETF	$24,022,932	$20,921,107
Schwab Fundamental U.S. Large Company Index ETF	400,017,579	384,075,019
Schwab Fundamental U.S. Small Company Index ETF	771,351,448	670,376,069
Schwab Fundamental International Large Company Index ETF	556,354,072	441,197,366
Schwab Fundamental International Small Company Index ETF	480,337,007	421,513,439
Schwab Fundamental Emerging Markets Large Company Index ETF	1,125,067,669	410,760,079

10. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund often consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in a relevant fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

10. In-Kind Transactions (continued):
variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, CSIM may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended August 31, 2021, were as follows:
	In-Kind Purchases of Securities	In-Kind Sales of Securities
Schwab Fundamental U.S. Broad Market Index ETF	$60,564,058	$10,100,947
Schwab Fundamental U.S. Large Company Index ETF	1,053,186,058	406,952,219
Schwab Fundamental U.S. Small Company Index ETF	648,223,473	478,891,734
Schwab Fundamental International Large Company Index ETF	686,158,816	73,031,852
Schwab Fundamental International Small Company Index ETF	261,349,349	66,655,815
Schwab Fundamental Emerging Markets Large Company Index ETF	147,165,274	23,746,303
For the period ended August 31, 2021, where applicable, the funds realized net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values per share. The net realized in-kind gains or losses for the period ended August 31, 2021 are disclosed in the funds’ Statements of Operations, if any.

11. Federal Income Taxes
As of August 31, 2021, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Tax cost	$273,991,700	$5,607,464,077	$3,755,330,458	$5,826,646,062	$2,325,093,977	$4,173,088,910
Gross unrealized appreciation	$119,103,483	$2,001,116,760	$1,140,497,075	$1,257,039,341	$600,498,391	$1,026,498,332
Gross unrealized depreciation	(9,546,994)	(163,094,606)	(131,764,766)	(278,156,057)	(130,629,043)	(215,948,894)
Net unrealized appreciation (depreciation)	$109,556,489	$1,838,022,154	$1,008,732,309	$978,883,284	$469,869,348	$810,549,438
Capital loss carryforwards may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2021, the funds had capital loss carryforwards with no expiration available to offset future net capital gains as follows:
Expiration Date	Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
No expiration	$11,797,791	$207,547,423	$456,594,093	$144,716,310	$127,994,160	$120,100,128

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

11. Federal Income Taxes (continued):
The tax-basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of August 31, 2021. The tax-basis components of distributions paid during the fiscal year ended February 28, 2021 were as follows:
	Schwab Fundamental U.S. Broad Market Index ETF	Schwab Fundamental U.S. Large Company Index ETF	Schwab Fundamental U.S. Small Company Index ETF	Schwab Fundamental International Large Company Index ETF	Schwab Fundamental International Small Company Index ETF	Schwab Fundamental Emerging Markets Large Company Index ETF
Ordinary income	$6,024,890	$134,608,220	$51,561,985	$114,361,960	$38,178,680	$87,400,780
As of February 28, 2021, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the fiscal year ended February 28, 2021, the funds did not incur any interest or penalties.

12. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (CSIM) with respect to the existing funds in the Trust, including Schwab Fundamental U.S. Broad Market Index ETF, Schwab Fundamental U.S. Large Company Index ETF, Schwab Fundamental U.S. Small Company Index ETF, Schwab Fundamental International Large Company Index ETF, Schwab Fundamental International Small Company Index ETF, and Schwab Fundamental Emerging Markets Large Company Index ETF (the Funds), and to review certain other agreements pursuant to which CSIM provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by CSIM, including information about CSIM’s affiliates, personnel, business goals and priorities, profitability, third-party oversight, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to CSIM seeking certain relevant information. The responses by CSIM are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of CSIM and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 12, 2021 and June 8, 2021, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 8, 2021 called for the purpose of voting on such approval.1
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.	the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of CSIM and its affiliates dedicated to the Funds;
2.	each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.	each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.	the profitability of CSIM and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to CSIM and its affiliates; and
5.	the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, CSIM’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by CSIM relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, fund accounting and custody, and vendor and risk oversight. The Trustees also considered investments CSIM has made in its infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise in key areas (including portfolio management and trade operations), and improving business continuity, cybersecurity, due diligence, risk management processes, and information security programs,

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
which are designed to provide enhanced services to the Funds and their shareholders. The Trustees considered CSIM’s effective implementation of its business continuity plan in response to the COVID-19 pandemic and government-mandated restrictions during the prior year. The Trustees also considered Schwab’s reputation as a full service brokerage firm and its overall financial condition, including Schwab’s ability to maintain consistent operations and service levels during recent periods of remote work and market volatility. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by CSIM to the Funds and the resources of CSIM and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return, yield and market trends, as well as in consideration of each Fund’s investment style and strategy attributes and disclosures. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and adviser profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Trustees considered the rate of compensation called for by the Agreement and each Fund’s operating expense ratio, in each case in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. CSIM reported to the Board, and the Board took into account, the risk assumed by CSIM in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by CSIM to mutual funds and other ETFs that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Trustees considered the compensation flowing to CSIM and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. In this connection, the Trustees reviewed management’s profitability analyses. The Trustees also reviewed profitability of CSIM relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain fixed costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by CSIM from its relationship with the Funds, such as whether, by virtue of its management of the Funds, CSIM obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable and justified in light of the quality of all services rendered to the Funds by CSIM and its affiliates. The Trustees noted that CSIM continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of CSIM with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Trustees recognized the difficulty of determining economies of scale with precision, the Trustees considered the potential existence of any economies of scale by way of the relatively low advisory fee and unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through investments by CSIM in CSIM’s infrastructure, including modernizing CSIM’s technology and use of data, increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; (ii) graduated investment advisory fee schedules or unitary fee structures, fee waivers, or expense caps by CSIM and its affiliates for those funds in the Schwab fund complex with such features; and (iii) pricing a fund to scale and keeping overall expenses down as the fund grows. The Trustees acknowledged that CSIM has shared any economies of scale with the Funds by investing in CSIM’s infrastructure, as discussed above, over time and that CSIM’s internal costs of providing investment management, technology, administrative, legal and compliance services to the Funds continue to increase as a result of regulatory or other developments. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by CSIM and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

[1]	The meeting on June 8, 2021 was held by means of videoconference in reliance on exemptive relief from the in-person voting requirement under the 1940 Act as provided by the Securities and Exchange Commission.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Trustees and Officers

The tables below give information about the trustees and officers of Schwab Strategic Trust, which includes the funds covered in this report. The “Fund Complex” includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust. The Fund Complex includes 102 funds.
The address for all trustees and officers is 211 Main Street, San Francisco, CA 94105. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-877-824-5615.
Independent Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Robert W. Burns 1959 Trustee (Trustee of Schwab Strategic Trust since 2009; The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2016)	Retired/Private Investor (Jan. 2009 – present). Formerly, Managing Director, Pacific Investment Management Company, LLC (PIMCO) (investment management firm) and President, PIMCO Funds.	102	None
John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Laudus Trust since 2010; Schwab Strategic Trust since 2016)	Senior Fellow (Oct. 1979 – present), The Hoover Institution at Stanford University (public policy think tank); Senior Fellow (2000 – present), Stanford Institute for Economic Policy Research; Professor of Public Policy (1994 – 2015), Stanford University.	102	Director (2005 – 2020), Gilead Sciences, Inc.
Nancy F. Heller 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Retired. President and Chairman (2014 – 2016), TIAA Charitable (financial services); Senior Managing Director (2003 – 2016), TIAA (financial services).	102	None
David L. Mahoney 1954 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Private Investor.	102	Director (2004 – present), Corcept Therapeutics Incorporated Director (2009 – present), Adamas Pharmaceuticals, Inc. Director (2003 – 2019), Symantec Corporation
Jane P. Moncreiff 1961 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2019)	Consultant (2018 – present), Fulham Advisers LLC (management consulting); Chief Investment Officer (2009 – 2017), CareGroup Healthcare System, Inc. (healthcare).	102	None

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Independent Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Kiran M. Patel 1948 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2011; Schwab Strategic Trust since 2016)	Retired. Executive Vice President and General Manager of Small Business Group (Dec. 2008 – Sept. 2013), Intuit, Inc. (financial software and services firm for consumers and small businesses).	102	Director (2008 – present), KLA-Tencor Corporation
Kimberly S. Patmore 1956 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Consultant (2008 – present), Patmore Management Consulting (management consulting).	102	None
J. Derek Penn 1957 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Head of Equity Sales and Trading (2006 – 2018), BNY Mellon (financial services).	102	None

Interested Trustees
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Walter W. Bettinger II2 1960 Chairman and Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust and Schwab Annuity Portfolios since 2008; Schwab Strategic Trust since 2009; Laudus Trust since 2010)	Director, President and Chief Executive Officer (Oct. 2008 – present), The Charles Schwab Corporation; President and Chief Executive Officer (Oct. 2008 – present) and Director (May 2008 – present), Charles Schwab & Co., Inc.; Director (Apr. 2006 – present), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (July 2019 – present), Charles Schwab Trust Bank; Director (May 2008 – present) and President and Chief Executive Officer (Aug. 2017 – present), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation; Director (July 2016 – present), Charles Schwab Investment Management, Inc.	102	Director (2008 – present), The Charles Schwab Corporation

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Interested Trustees (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served1)	Principal Occupations During the Past Five Years	Number of Portfolios in Fund Complex Overseen by the Trustee	Other Directorships
Joseph R. Martinetto[2] 1962 Trustee (Trustee of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2016)	Chief Operating Officer (Feb. 2018 – present) and Senior Executive Vice President (July 2015 – Feb. 2018), The Charles Schwab Corporation; Senior Executive Vice President (July 2015 – present), Charles Schwab & Co., Inc.; Chief Financial Officer (July 2015 – Aug. 2017) and Executive Vice President and Chief Financial Officer (May 2007 – July 2015), The Charles Schwab Corporation and Charles Schwab & Co., Inc.; Director (May 2007 – present), Charles Schwab & Co., Inc.; Director (Apr. 2010 – present) and Chief Executive Officer (July 2013 – Apr. 2015), Charles Schwab Bank, SSB; Director (Nov. 2017 – present), Charles Schwab Premier Bank, SSB; Director (May 2007 – present), Chief Financial Officer (May 2007 – Aug. 2017), Senior Executive Vice President (Feb. 2016 – present), and Executive Vice President (May 2007 – Feb. 2016), Schwab Holdings, Inc.; Director (Oct. 2020 – present), TD Ameritrade Holding Corporation.	102	None

Officers of the Trust
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
Jonathan de St. Paer
1973
President and Chief Executive Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2018)	Director (Apr. 2019 – present), President (Oct. 2018 – present), Chief Operating Officer (Jan. 2020 – present), and Chief Executive Officer (Apr. 2019 – Nov. 2019), Charles Schwab Investment Management, Inc.; Senior Vice President (June 2020 – present) and Chief Operating Officer (Jan. 2020 – present), Charles Schwab Investment Advisory, Inc.; Chief Executive Officer (Apr. 2019 – present), President (Nov. 2018 – present) and Trustee (Apr. 2019 – Dec. 2020), Schwab Funds, Laudus Funds and Schwab ETFs; Director (Apr. 2019 – present), Charles Schwab Worldwide Funds plc and Charles Schwab Asset Management (Ireland) Limited; Senior Vice President (Apr. 2019 – present), Senior Vice President – Strategy and Product Development (CSIM) (Jan. 2014 – Mar. 2019), and Vice President (Jan. 2009 – Dec. 2013), Charles Schwab & Co., Inc.
Mark Fischer
1970
Treasurer, Chief Financial Officer and Chief Operating Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2013)	Treasurer and Chief Financial Officer (Jan. 2016 – present) and Chief Operating Officer (Dec. 2020 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Assistant Treasurer (Dec. 2013 – Dec. 2015), Schwab Funds and Laudus Funds; Assistant Treasurer (Nov. 2013 – Dec. 2015), Schwab ETFs; Chief Financial Officer (Mar. 2020 – present) and Vice President (Oct. 2013 – present), Charles Schwab Investment Management, Inc.; Executive Director (Apr. 2011 – Sept. 2013), J.P. Morgan Investor Services; Assistant Treasurer (May 2005 – Mar. 2011), Massachusetts Financial Service Investment Management.
Omar Aguilar
1970
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Head of the Portfolio Management Group and Vice President of Portfolio Management (May 2009 – Apr. 2011), Financial Engines, Inc. (investment management firm); Head of Quantitative Equity (July 2004 – Jan. 2009), ING Investment Management.
Brett Wander
1961
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President and Chief Investment Officer (Apr. 2011 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2011 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Managing Director and Global Head of Active Fixed-Income Strategies (Jan. 2008 – Oct. 2010), State Street Global Advisors; Director of Alpha Strategies (Apr. 2006 – Jan. 2008), Loomis, Sayles & Company (investment management firm).
William P. McMahon, Jr.
1972
Senior Vice President and Chief Investment Officer
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2021)	Senior Vice President and Chief Investment Officer (Jan. 2020 – present), Charles Schwab Investment Management, Inc.; Senior Vice President and Chief Investment Officer (June 2021 – present), Schwab Funds, Laudus Funds and Schwab ETFs; Senior Vice President and Chief Investment Officer – ThomasPartners Strategies (Apr. 2018 – Dec. 2019), Charles Schwab Investment Advisory, Inc.; Senior Vice President and Chief Investment Officer (May 2001 – Apr. 2018), ThomasPartners, Inc.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Officers of the Trust (continued)
Name, Year of Birth, and Position(s) with the trust (Terms of office, and length of Time Served3)	Principal Occupations During the Past Five Years
David Lekich
1964
Vice President and Assistant Secretary, Schwab Funds and Schwab ETFs
Vice President and Assistant Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust since 2011)	Senior Vice President (Sept. 2011 – present) and Vice President (Mar. 2004 – Sept. 2011), Charles Schwab & Co., Inc.; Senior Vice President and Chief Counsel (Sept. 2011 – present) and Vice President (Jan. 2011 – Sept. 2011), Charles Schwab Investment Management, Inc.; Vice President and Assistant Secretary (Oct. 2021 – present), Secretary (Apr. 2011 – Oct. 2021) and Chief Legal Officer (Dec. 2011 – Oct. 2021), Schwab Funds; Vice President and Assistant Clerk (Apr. 2011 – present), Laudus Funds; Vice President and Assistant Secretary (Oct. 2021 – present), Secretary (May 2011 – Oct. 2021) and Chief Legal Officer (Nov. 2011 – Oct. 2021), Schwab ETFs.
Catherine MacGregor
1964
Chief Legal Officer and Secretary, Schwab Funds and Schwab ETFs
Chief Legal Officer, Vice President and Clerk, Laudus Funds
(Officer of The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust since 2005; Schwab Strategic Trust since 2009)	Vice President (July 2005 – present), Charles Schwab & Co., Inc.; Vice President (Sept. 2005 – present), Charles Schwab Investment Management, Inc.; Vice President (Dec. 2005 – present) and Chief Legal Officer and Clerk (Mar. 2007 – present), Laudus Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President (Nov. 2005 – Oct. 2021) and Assistant Secretary (June 2007 – Oct. 2021), Schwab Funds; Chief Legal Officer and Secretary (Oct. 2021 – present), Vice President and Assistant Secretary (Oct. 2009 – Oct. 2021), Schwab ETFs.
[1]	Each Trustee shall hold office until the election and qualification of his or her successor, or until he or she dies, resigns or is removed. The retirement policy requires that each independent trustee retire by December 31 of the year in which the Trustee turns 74 or the Trustee’s twentieth year of service as an independent trustee on any trust in the Fund Complex, whichever occurs first.
[2]	Mr. Bettinger and Mr. Martinetto are Interested Trustees. Mr. Bettinger is an Interested Trustee because he owns stock of The Charles Schwab Corporation (CSC), the parent company of Charles Schwab Investment Management, Inc. (CSIM), the investment adviser for the trusts in the Fund Complex, is an employee and director of Charles Schwab & Co., Inc. (Schwab), the principal underwriter for The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust, Schwab Annuity Portfolios and Laudus Trust, and is a director of CSIM. Mr. Martinetto is an Interested Trustee because he owns stock of CSC and is an employee and director of Schwab.
[3]	The President, Treasurer and Secretary/Clerk hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
Glossary

144A securities  These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.
American Depositary Receipt (ADR)  U.S. dollar-denominated receipts issued by U.S. banks or trust companies that represent shares of foreign-based corporations.
ask  See “offer.”
asset allocation  The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage to help offset risks and rewards, based on your goals, time horizon and risk tolerance.
asset class  A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.
authorized participant (AP)  A large institutional investor that places orders for creation units with the funds’ distributor.
beta  A historical measure of an investment’s volatility relative to a market index (usually the S&P 500®). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.
bid  The highest price at which someone is willing to buy a security.
Bloomberg US Aggregate Bond Index  An index that is a broad-based benchmark measuring the performance of the U.S. investment grade, taxable bond market, including U.S. Treasuries, government-related and corporate bonds, mortgage pass-through securities, commercial mortgage-backed securities, and asset-backed securities that are publicly available for sale in the United States. To be eligible for inclusion in the index, securities must be fixed rate, non-convertible, U.S. dollar-denominated with at least $300 million or more of outstanding face value and have one or more years remaining to maturity. The index excludes certain types of securities, including tax-exempt state and local government series bonds, structured notes embedded with swaps or other special features, private placements, floating rate securities, inflation-linked bonds and Eurobonds. The index is market capitalization weighted and the securities in the index are updated on the last business day of each month.
Bloomberg US Treasury Bills 1–3 Month Index  An index that includes all publicly issued zero-coupon U.S. Treasury Bills that have a remaining maturity of less than 3 months but more than 1 month, are rated investment grade and have $300 million or more of outstanding face value. It excludes zero-coupon STRIPS.
cap, capitalization  See “market cap.”
capital gain, capital loss  The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.
commencement of operations  The date that the first NAV was calculated.
creation unit (C.U.)  A basket of securities that is delivered by an authorized participant (AP) to the fund equal to the current holdings of the ETF, plus a designated cash component. In return, the APs receive a large block of ETF shares (typically 50,000 shares), which investors can then buy and sell in the secondary market.
European Depositary Receipt (EDR)  A negotiable security (receipt) that is issued by a European bank, and that represents shares of foreign-based corporations.
exchange  A marketplace, or any organization or group that provides or maintains a marketplace for trading securities, options, futures, or commodities.
expense ratio  The amount that is taken from the fund’s assets each year to cover the operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets a year.
Global Depositary Receipt (GDR)  A negotiable security (receipt) that is issued by a foreign bank, and that represents shares of foreign-based corporations.
gross domestic product (GDP)  The output of goods and services produced by labor and property located in the United States.
inception date  The date that the shares began trading in the secondary market.
indicative optimized portfolio value (IOPV)  A calculation disseminated by the stock exchange that approximates the fund’s NAV every 15 seconds throughout the trading day.
liquidity  The ability to convert a security or asset quickly into cash.
market cap, market capitalization  The value of a company as determined by the total value of all shares of its stock outstanding.
market price return  The return based on the change in market price per share of the fund over a given time period. Market price returns assume that dividends and capital gain distributions have been reinvested in the fund at market price.
median market cap  The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund’s portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund’s assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.
MSCI EAFE Index (Net)  A free float-adjusted market capitalization index that is designed to measure the equity market performance of developed markets in Europe, Australasia, and the Far East. The Net version of the index reflects reinvested dividends net of withholding taxes, but reflects no deductions for expenses or other taxes; returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
MSCI Emerging Markets Index (Net)  A free float-adjusted market capitalization weighted index that is designed to measure equity market performance in the global emerging markets. This series approximates the minimum possible dividend reinvestment. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
net asset value (NAV)  The value of one share of a fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding.
NAV return  The return based on the change in NAV of the fund over a given time period. NAV returns assume that dividends and capital gain distributions have been reinvested in the fund.
offer (ask)  The lowest price at which an individual is willing to sell a security.

Schwab Fundamental Index ETFs  |  Semiannual Report

Schwab Fundamental Index ETFs
open  The price at which a security opened for trading on a given day.
outstanding shares, shares outstanding  When speaking of the fund, indicates all shares currently held by investors.
price-to-book ratio (P/B)  The market price of a company’s stock compared with its “book value.” A mutual fund’s P/B is the weighted average of the P/B of all stocks in the fund’s portfolio.
price-to-earnings ratio (P/E)  The market price of a company’s stock compared with earnings over the past year. A mutual fund’s P/E is the weighted average of the P/E of all stocks in the fund’s portfolio.
primary market  The market that deals with the issuance of new securities.
rights and warrants  Rights and warrants are types of securities that entitle the holder to purchase a proportionate amount of common stock at a specified price for a specific period of time. Rights allow a shareholder to buy more shares directly from the company, usually at a price somewhat lower than the current market price of the outstanding shares. Warrants are usually issued with bonds and preferred stock. Rights and warrants can trade on the market separately from the company’s stock. The prices of rights and warrants do not necessarily move parallel to the prices of the underlying common stock. Rights usually expire within a few weeks of issuance, while warrants may not expire for several years. If a right or warrant is not exercised within the specified time period, it will become worthless and a fund will lose the purchase price it paid for the right or warrant and the right to purchase the underlying security.
Russell 1000 Index  An index that measures the performance of the 1,000 largest companies in the Russell 3000 Index, and represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 2000 Index  An index that measures the performance of the 2,000 smallest companies in the Russell 3000 Index. The Russell 3000 Index measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell 3000 Index  An index that measures the performance of the largest 3,000 U.S. companies representing approximately 98% of the investable U.S. equity market.
Russell RAFI Developed ex US Large Company Index (Net)  An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the largest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Developed ex US Small Company Index (Net)  An index that ranks developed ex-U.S. companies in the FTSE Global Total Cap Index by fundamental measures of size and tracks the performance of those companies whose fundamental scores rank below the 87.5% threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the developed ex-U.S. companies in the FTSE Global Total Cap Index measures the performance of the smallest investable securities in developed countries globally, excluding companies assigned to the United States.
Russell RAFI Emerging Markets Large Company Index (Net)  An index that ranks emerging market companies in the FTSE Global Total Cap Index by measures of fundamental size and tracks the performance of those companies whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis. The Net series reduces index performance by adjusting for local taxes. Selecting the emerging companies in the FTSE Global Total Cap Index measures the performance of the investable securities in emerging countries globally.
Russell RAFI US Index  An index that selects, ranks, and weights securities by fundamental measures of company size rather than market capitalization. The index measures the performance of the constituent companies by fundamental overall company scores, which are created using as the universe U.S. companies in the FTSE Global Total Cap Index. Securities are grouped in order of decreasing company score and each company receives a weight based on its percentage of the total scores of the companies. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
Russell RAFI US Large Company Index  An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Large Company Index includes only those securities that are members of the U.S. portion whose fundamental scores are in the top 87.5%. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
Russell RAFI US Small Company Index  An index that ranks U.S. companies in the FTSE Global Total Cap Index. The Russell RAFI US Small Company Index includes only those securities that are members of the U.S. portion and rank below the 87.5% fundamental score threshold. The index uses a partial quarterly reconstitution methodology in which the index is split into four equal segments at the annual reconstitution and each segment is then rebalanced on a rolling quarterly basis.
S&P 500 Index  An index that is designed to measure the performance of 500 leading publicly traded companies from a broad range of industries.
S&P Developed ex-U.S. Small Cap Index (Net)  An index composed of the stocks representing the lowest 15% of float-adjusted market cap in each developed market country, excluding the U.S. The returns are calculated applying dividend withholding rates applicable to non-resident persons who do not benefit from double taxation treaties.
sampling  If a fund uses a sampling method, the fund will not fully replicate the benchmark index and may hold securities not included in the index. A fund that utilizes a sampling approach may not track the return of the index.
secondary market  The market in which investors purchase securities from other investors rather than directly from the issuing companies. Organized exchanges facilitate the trading of securities in the secondary market.
spread  The gap between bid and ask prices of a security.
stock  A share of ownership, or equity, in the issuing company.
total return  The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.
tracking error  The difference between the performance of the fund and its benchmark index, positive or negative.

Schwab Fundamental Index ETFs  |  Semiannual Report

Notes

Schwab Fundamental Index ETFs
Schwab ETFs

Schwab ETFs are designed to serve as simple low-cost core investment products for a diversified portfolio. These ETFs seek to provide consistent, repeatable performance through a variety of investment strategies that span the equity and fixed income spectrum. The list below shows all currently available Schwab ETFs.
Investors should carefully consider information contained in the prospectus, or if available, the summary prospectus, including investment objectives, risks, charges and expenses before investing. Please call 1-877-824-5615 for a prospectus for any Schwab ETF. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at www.schwabassetmanagement.com/schwabetfs_prospectus, the SEC’s website at www.sec.gov, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting the fund’s website at www.schwabassetmanagement.com/schwabetfs_prospectus or the SEC’s website at www.sec.gov.

Schwab ETFs
U.S. ETFs
Schwab U.S. Broad Market ETF
Schwab 1000 Index® ETF
Schwab U.S. Large-Cap ETF
Schwab U.S. Large-Cap Growth ETF
Schwab U.S. Large-Cap Value ETF
Schwab U.S. Mid-Cap ETF
Schwab U.S. Small-Cap ETF
Schwab U.S. Dividend Equity ETF
Schwab U.S. REIT ETF
International ETFs
Schwab International Equity ETF
Schwab International Small-Cap Equity ETF
Schwab International Dividend Equity ETF
Schwab Emerging Markets Equity ETF
Fixed-Income ETFs
Schwab U.S. TIPS ETF
Schwab Short-Term U.S. Treasury ETF
Schwab Intermediate-Term U.S. Treasury ETF
Schwab Long-Term U.S. Treasury ETF
Schwab U.S. Aggregate Bond ETF
Schwab 1-5 Year Corporate Bond ETF
Schwab 5-10 Year Corporate Bond ETF
Fundamental Index* ETFs
Schwab Fundamental U.S. Broad Market Index ETF
Schwab Fundamental U.S. Large Company Index ETF
Schwab Fundamental U.S. Small Company Index ETF
Schwab Fundamental International Large Company Index ETF
Schwab Fundamental International Small Company Index ETF
Schwab Fundamental Emerging Markets Large Company
Index ETF

Investment Adviser
Charles Schwab Investment Management, Inc.
211 Main Street, San Francisco, CA 94105
Schwab ETFs
1-877-824-5615
© 2021 Charles Schwab Investment Management, Inc. All rights reserved.
Printed on recycled paper.

*	FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

This page is intentionally left blank.

MFR76318-08
00264631

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Jonathan de St. Paer and Registrant’s Chief Financial Officer, Mark Fischer, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)	(1)	Code of ethics – not applicable to this semi-annual report.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust – Schwab U.S. REIT ETF and Schwab Fundamental Index ETFs

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	October 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan de St. Paer
Jonathan de St. Paer Chief Executive Officer

Date:	October 19, 2021

By:	/s/ Mark Fischer
Mark Fischer Chief Financial Officer

Date:	October 19, 2021